UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust (f/k/a American Skandia Trust)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1. Schedule of Investments

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Australia — 1.4%
BHP Billiton Ltd.	309,200	$7,477,700

Belgium — 1.0%
Dexia	169,200	5,049,397

Brazil — 2.4%
Companhia Vale Do Rio Doce, ADR	200,738	7,425,299
Petroleo Brasileiro SA, ADR	53,207	5,294,628

		12,719,927

Finland — 1.4%
Nokia OYJ	318,610	7,333,321

France — 14.7%
Accor SA	50,000	4,778,317
Axa SA	214,555	9,097,070
BNP Paribas SA	86,090	8,992,075
Compagnie de Saint-Gobain	88,200	8,620,999
Imerys SA	49,800	4,623,492
Lafarge SA	49,100	7,719,284
Pernod Ricard SA	25,600	5,191,883
Sanofi-Aventis SA	85,000	7,391,897
Total SA	286,000	20,038,606

		76,453,623

Germany — 4.2%
BASF AG	33,400	3,760,339
Bayerische Motoren Werke AG	35,800	2,112,353
Deutsche Post AG	158,900	4,809,941
Linde AG	22,509	2,425,027
SAP AG	71,800	3,200,638
Siemens AG	52,650	5,627,985

		21,936,283

Hong Kong — 4.4%
Esprit Holdings Ltd.	643,500	7,548,061
HSBC Holdings PLC	874,300	15,195,487

		22,743,548

Ireland — 0.9%
Bank of Ireland	214,000	4,616,813

Italy — 5.2%
Banca Intesa SpA	575,000	4,366,710
Eni SpA	450,300	14,653,292
UniCredito Italiano SpA	857,300	8,159,690

		27,179,692

Japan — 20.0%
Astellas Pharmaceutical Co. Ltd.	134,500	5,798,201
Bank of Yokohama Ltd.	482,000	3,595,367
Canon, Inc.	117,050	6,287,564
Daikin Industries Ltd.	115,200	4,008,147
Hirose Electric Co. Ltd.	22,200	2,669,501
Honda Motor Co. Ltd.	174,800	6,096,639
Mitsubishi Corp.	318,800	7,399,168
Mitsubishi Tokyo Financial Group, Inc.	761	8,589,019
Mitsui Fudosan Co. Ltd.	236,000	6,929,396
Mizuho Financial Group, Inc.	708	4,560,183
Nidec Corp.	73,900	4,766,123
Nissan Motor Co. Ltd.	217,300	2,329,005
Nitto Denko Corp.	78,500	3,683,851
Nomura Holdings, Inc.	146,900	3,060,417
Seven & I Holdings Co. Ltd.	148,000	4,508,825
Shin-Etsu Chemical Co. Ltd.	80,300	4,899,499
SMC Corp.	29,800	3,998,116
Sony Corp.	132,600	6,740,275
Sumitomo Corp.	429,000	7,717,923
Sumitomo Mitsui Financial Group, Inc.	711	6,455,957

		104,093,176

Korea — 0.7%
Samsung Electronics Co. Ltd., GDR*	12,300	3,681,108

Mexico — 0.3%
Fomento Economico Mexicano SA de CV, ADR	16,400	1,810,396

Netherlands — 4.7%
Fortis Bank	94,900	4,333,055
ING Groep NV	169,100	7,149,461
Koninklijke (Royal) Philips Electronics NV	128,900	4,922,923
Reed Elsevier NV	232,507	4,112,255
Wolters Kluwer NV	134,400	4,032,413

		24,550,107

Spain — 2.2%
Altadis SA	63,350	4,067,960
Banco Bilbao Vizcaya Argentaria SA	297,900	7,314,287

		11,382,247

Sweden — 1.3%
Ericsson, (L.M.) Telefonaktiebolaget (Class B Stock)	1,911,200	7,034,118

Switzerland — 10.6%
Adecco SA	54,250	3,444,338
Holcim Ltd.	63,428	6,352,456
Nestle SA	25,300	9,853,290
Novartis AG	147,400	8,454,742
Roche Holding AG	49,250	8,713,945
UBS AG*	200,200	11,895,190
Zurich Financial Services AG	21,900	6,321,380

		55,035,341

United Kingdom — 21.3%
Barclays PLC	684,200	9,707,543
BG Group PLC	444,400	6,410,162
BHP Billiton PLC	73,900	1,647,651
British Land Co. PLC	137,800	4,143,464
Burberry Group PLC	294,366	3,782,612
Centrica PLC	395,976	3,011,684
GlaxoSmithKline PLC	422,000	11,601,118
ICAP PLC	349,920	3,652,962
Kingfisher PLC	798,568	4,372,583
Man Group PLC	256,040	2,796,352
Schroder PLC	167,700	4,184,497

Smith & Nephew PLC	516,144	6,561,368
Standard Chartered PLC	260,600	7,507,692
Tesco PLC	1,303,800	11,398,019
Vodafone Group PLC	3,936,750	10,497,070
William Morrison Supermarkets PLC	739,700	4,494,212
Wolseley PLC	330,600	7,748,285
WPP GROUP PLC	499,632	7,570,629

		111,087,903

TOTAL LONG-TERM INVESTMENTS
(cost $358,012,099)		504,184,700

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund Taxable Money Market Series (cost $18,250,419) (w)	18,250,419	18,250,419

TOTAL INVESTMENTS — 100.2%
(cost $376,262,518)		522,435,119
Liabilities in excess of other assets — (0.2)%		(961,595)

NET ASSETS — 100.0%		$521,473,524

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Commercial Banks	16.1%
Oil, Gas and Consumable Fuels	8.8
Pharmaceuticals	8.0
Trading Companies & Distributors	4.4
Food & Staples Retailing	4.0
Construction Materials	3.6
Affiliated Money Market Mutual Fund	3.5
Media	3.1
Insurance	3.0
Metals & Mining	2.8
Financial Services	2.8
Diversified Financial Services	2.8
Commmunications Equipment	2.7
Building Products	2.5
Chemicals	2.3
Specialty Retail	2.3
Real Estate Management & Development	2.1
Financial - Bank & Trust	2.0
Automobiles	2.0
Telecommunications	2.0
Food Products	1.9
Electronic Equipment & Instruments	1.4
Beverages	1.3
Electronic Components & Equipment	1.3
Health Care Equipment & Supplies	1.3
Office Electronics	1.2
Industrial Conglomerates	1.1
Household Durables	0.9
Air Freight & Logistics	0.9
Lodging	0.9
Capital Markets	0.8
Tobacco	0.8
Machinery	0.8
Clothing & Apparel	0.7
Semiconductor and Semiconductor Equipment	0.7
Diversified Operations	0.7
Commercial Services & Supplies	0.7
Software	0.6
Multi-Utilities	0.6
Construction and Engineering	0.5
Diversified Minerals	0.3

100.2%
Liabilities in excess of other assets	(0.2)

100.0%

AST INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 93.9%
Australia — 3.9%
Allco Finance Group Ltd.	713,407	$6,464,843
CSL Ltd.	113,330	7,552,949
Macquarie Bank Ltd.	868,562	58,152,909
Macquarie Infrastructure Group	1,765,230	5,484,476
QBE Insurance Group Ltd.	650,100	16,589,927

		94,245,104

Austria — 2.0%
Erste Bank der Oesterreichischen Sparkassen AG	470,173	36,616,954
Raiffeisen International Bank Holding AG	76,700	10,797,160

		47,414,114

Belgium — 1.1%
InBev NV	374,300	27,025,361

Brazil — 3.2%
Companhia Vale Do Rio Doce, ADR	739,200	27,343,008
Gafisa SA	300,800	3,795,952
Gol- Linhas Aereas Inteligentes SA, ADR(a)	135,100	4,111,093
Grupo Televisa SA, ADR	389,321	11,601,766
Natura Cosmeticos SA	469,800	5,290,181
Petroleo Brasileiro SA	456,300	10,218,746
Petroleo Brasileiro SA, ADR	11,898	1,183,970
Unibanco - Uniao de Bancos Brasileiros SA, GDR	150,428	13,156,433

		76,701,149

Canada — 2.2%
Canadian National Railway Co.	160,135	7,068,359
Manulife Financial Corp.	708,700	24,370,195
Shoppers Drug Mart Corp.	504,369	22,346,015

		53,784,569

Chile — 0.3%
Cescosud SA, ADR, 144A	158,700	8,146,309

China — 0.7%
Focus Media Holding Ltd., ADR(a)*	107,900	8,465,834
Industrial & Commercial Bank of China (Class H Stock)*	12,672,000	7,103,521

		15,569,355

Columbia — 0.3%
Bancolombia SA, ADR	219,500	6,077,955

France — 13.3%
Accor SA	261,474	24,988,111
Axa SA	1,480,737	62,782,821
Cap Gemini SA	196,900	14,989,956
Compagnie de Saint-Gobain	73,459	7,180,159
Essilor International SA	144,700	16,623,519
Eurazeo	95,400	14,379,008
Groupe Danone	269,300	43,996,567
Iliad SA	61,200	6,371,066
JC Decaux SA	286,165	8,444,388
L’Oreal SA	438,600	47,885,729
LVMH Moet Hennessy Louis Vuitton SA	261,600	29,022,402
Veolia Environnement	576,578	42,870,372

		319,534,098

Germany — 2.7%
Continental AG	210,766	27,242,841
Linde AG	39,692	4,276,252
Siemens AG	307,100	32,827,238

		64,346,331

Greece — 0.8%
National Bank of Greece SA	338,704	17,962,501

Hong Kong — 4.5%
China Merchants Holdings International Co. Ltd.	1,766,000	7,436,027
China Mobile Ltd.	2,345,000	21,323,639
CNOOC Ltd., ADR(a)	78,506	6,879,481
Esprit Holdings Ltd.	2,517,000	29,523,651
Hopson Development Holdings Ltd.	1,842,000	4,625,333
Li & Fung Ltd.	6,792,600	21,342,335
Melco PBL Entertainment Macau Ltd., ADR(a)*	606,238	9,784,681
Shangri-La Asia Ltd.	2,974,000	7,361,254

		108,276,401

India — 1.6%
Bharti Tele-Ventures Ltd.*	845,900	14,866,743
ICICI Bank Ltd., ADR(a)	221,101	8,125,462
Infosys Technologies Ltd., ADR(a)	327,300	16,446,825

		39,439,030

Ireland — 1.0%
Anglo Irish Bank Corp. PLC	879,000	18,787,320
IAWS Group PLC	199,600	4,639,442

		23,426,762

Italy — 3.5%
Banca Intesa SpA	3,330,666	25,294,006
Luxottica Group SpA	882,100	28,127,182
Saipem SpA	1,022,300	29,770,822

		83,192,010

Japan — 13.4%
Advantest Corp.	146,900	6,519,747
Aeon Mall Co. Ltd.	380,400	11,169,246
Bank of Fukuoka Ltd. (The)	1,248,000	10,071,690
Chugai Pharmaceutical Co. Ltd.	617,200	15,608,079
Daikin Industries Ltd.	228,000	7,932,790
Denso Corp.	904,200	33,608,249
Fanuc Ltd.	162,400	15,118,194
Honeys Co. Ltd.	96,900	4,423,982
Jupiter Telecommunications Co. Ltd.*	11,821	9,931,085
K.K. DaVinci Advisors*	4,170	4,458,758
Keyence Corp.	71,550	16,144,896
Komatsu Ltd.	764,200	16,082,960
Marubeni Corp.	1,785,000	10,845,723
Mitsui Trust Holdings, Inc.	1,024,000	10,097,488
Mizuho Financial Group, Inc.	1,250	8,051,171

Nintendo Co. Ltd.	87,700	25,489,859
Nippon Electric Glass Co. Ltd.	211,500	3,706,275
ORIX Corp.	150,300	39,156,568
Shin-Etsu Chemical Co. Ltd.	244,600	14,924,253
Suruga Bank Ltd.	810,000	10,558,045
Toyota Motor Corp.	328,700	21,059,785
Yamada Denki Co. Ltd.	100,600	9,373,625
Yamaha Motor Co. Ltd.	558,100	15,629,073

		319,961,541

Mexico — 3.4%
America Movil SA de CV, Series L	10,325,800	24,649,272
America Movil SA de CV, Series L, ADR	301,539	14,410,549
Cemex SA de CV, ADR(a)*	215,468	7,056,577
Fomento Economico Mexicano SA de CV, ADR	69,653	7,688,995
Wal-Mart de Mexico SA de CV, Series V	6,421,500	27,417,869

		81,223,262

Netherlands — 1.6%
Koninklijke Numico NV	213,600	11,016,840
Randstad Holdings NV	203,300	15,767,774
Schlumberger Ltd.	49,511	3,421,210
TomTom NV*	210,100	8,562,966

		38,768,790

Singapore — 2.1%
Capitaland Ltd.	9,646,000	50,863,791

South Africa — 0.3%
Naspers Ltd. (Class N Shares)	331,400	8,017,189

Spain — 1.5%
Industria de Diseno Textil SA	558,400	34,708,388

Sweden — 0.9%
Ericsson, L.M. Telefonaktiebolaget (Class B Shares)	4,482,000	16,495,876
Volvo AB (Class B Stock)	46,800	3,940,883

		20,436,759

Switzerland — 11.6%
ABB Ltd.	2,559,392	43,809,697
Actelion Ltd.*	15,617	3,640,304
EFG International*	237,800	10,371,888
Geberit	4,950	7,617,578
Holcim Ltd.	105,727	10,588,796
Kuehne & Nagel International AG	166,000	13,654,035
Lonza Group AG	156,346	15,027,949
Nestle SA	155,380	60,513,998
Nobel Biocare Holding AG	28,000	10,207,793
Roche Holding AG	265,251	46,931,626
SGS Societe Generale	10,800	12,896,186
Swiss Re	117,298	10,714,791
Syngenta AG*	78,895	15,095,328
UBS AG	299,211	17,778,080

		278,848,049

Taiwan — 0.8%
Hon Hai Precision Industry Co. Ltd.	2,904,091	19,482,298

United Kingdom — 17.2%
Acergy SA*	376,700	8,041,200
BAE Systems PLC	1,976,152	17,888,303
BG Group PLC	2,694,700	38,869,180
British Sky Broadcasting Group PLC	633,755	7,033,824
Cairn Energy PLC*	319,200	1,884,409
Capita Group PLC	1,397,100	18,763,814
Carphone Warehouse Group	1,152,800	6,278,163
Diageo PLC	525,464	10,645,359
HBOS PLC	1,944,200	40,057,016
Man Group PLC	3,045,949	33,266,460
Northern Rock PLC	1,511,507	34,057,019
Reckitt Benckiser PLC	957,667	49,864,944
Rolls Royce Group PLC*	3,572,200	34,743,488
Rolls Royce Group PLC (Class B Stock)	206,175,840	415,865
Rotork PLC	327,436	5,460,811
Royal Bank of Scotland Group PLC	396,318	15,473,068
Tesco PLC	8,663,225	75,735,240
Tullow Oil PLC	553,600	3,973,584
Vedanta Resources PLC	377,500	9,887,488

		412,339,235

TOTAL COMMON STOCKS (cost $1,873,194,841)		2,249,790,351

RIGHTS* — 1.7%

Australia — 1.4%
Woolworth Ltd.	1,526,700	33,586,560

United Kingdom — 0.3%
Cairn Energy PLC	259,350	7,936,109

TOTAL RIGHTS (cost $42,596,155)		41,522,669

PREFERRED STOCKS — 0.9%
France
Electricite de France*	7,800	653,933

Indonesia — 0.9%
Bank Rakyat Indonesia	13,587,500	7,519,658
Telekomunikasi Indonesia	11,789,500	12,726,200

		20,245,858

TOTAL PREFERRED STOCKS (cost $20,691,338)		20,899,791

TOTAL LONG-TERM INVESTMENTS (cost $1,936,482,334)		2,312,212,811

SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $85,830,059; includes $45,147,135 of cash collateral for securities on loan)(b)(w)	85,830,059	85,830,059

TOTAL INVESTMENTS — 100.1% (cost $2,022,312,393)	2,398,042,870
Liabilities in excess of other assets — (0.1)%	(3,088,551)

NET ASSETS — 100.0%	$2,394,954,319

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $42,875,557; cash collateral of $45,147,135 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Financial - Bank & Trust	15.2%
Retail & Merchandising	10.1
Telecommunications	6.7
Oil & Gas	5.9
Food	5.1
Insurance	4.8
Financial Services	3.7
Affiliated Money Market Mutual Fund (1.9% represents investments purchased with collateral received from securities on loan)	3.6
Beverages	3.0
Real Estate Investment Trust	2.8
Automobile Manufacturers	2.6
Automotive Parts & Equipment	2.5
Pharmaceuticals	2.5
Diversified Operations	2.4
Consumer Products & Services	2.0
Electronic Components & Equipment	2.0
Computer Services & Software	1.9
Water	1.8
Entertainment & Leisure	1.5
Commercial Banks	1.4
Lodging	1.3
Chemicals	1.2
Metals & Mining	1.1
Health Care	1.1
Media	1.1
Building & Construction	1.1
Telecommunications - Cellular	0.9
Transportation	0.8
Support-services	0.8
Broadcasting	0.8
Industrial Products	0.7
Aerospace	0.7
Building Materials	0.7
Machinery & Equipment	0.7
Business Services	0.7
Leisure Equipment	0.7
Medical Supplies & Equipment	0.6
Machinery	0.6
Building Products	0.6
Agriculture	0.6
Unknown	0.4
Advertising	0.4
Railroads	0.3
Clothing & Apparel	0.2
Construction And Engineering	0.2
Airlines	0.2
Oil, Gas And Consumable Fuels	0.1

100.1%
Liabilities in excess of other assets	(0.1)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Australia — 2.0%
AWB Ltd.	700,100	$2,010,903
Bluescope Steel Ltd.	494,900	4,204,452
Commonwealth Bank of Australia	76,700	3,119,036
CSR Ltd.	287,100	792,118
Minara Resources Ltd.	329,300	1,968,969
Pacific Brands Ltd.	587,900	1,460,308
Qantas Airways Ltd.	916,300	3,892,240
Santos Ltd.	58,300	478,781
SMorgon Steel Group Ltd.	807,998	1,333,654
Telstra Corp. Ltd.	632,200	2,383,653
Zinifex Ltd.	223,500	2,853,561

		24,497,675

Austria — 0.5%
Boehler-Uddeholm AG*	37,800	3,635,635
Voestalpine AG	35,200	2,553,280

		6,188,915

Belgium — 0.5%
Fortis	120,500	5,503,540

Brazil — 0.9%
Empresa Brasileira de Aeronautica SA, ADR	241,600	11,079,776

Canada — 3.5%
Canadian Natural Resources Ltd.	276,200	15,251,408
Potash Corporation of Saskatchewan, Inc.*	85,300	13,642,029
Rogers Communications, Inc. (Class B Stock)	440,700	14,425,338

		43,318,775

China — 2.9%
China Merchants Bank Co. Ltd.*	4,952,000	9,988,292
China Mobile Ltd.*	1,999,606	18,182,889
China Petroleum & Chemical Corp.	8,700,000	7,359,954

		35,531,135

Denmark — 1.6%
Danske Bank SA	84,600	3,935,942
Novo Nordisk SA (Class B Stock)	180,000	16,425,978

		20,361,920

Finland — 2.3%
Nokia Oyj*	954,600	21,971,651
Rautaruukki Oyj	54,100	2,521,472
Stora Enso Oyj (Class R Shares)	225,400	3,914,292

		28,407,415

France — 9.5%
Air Liquide SA*	50,537	12,320,499
Arkema*	610	34,974
BNP Paribas SA*	72,700	7,593,493
Ciments Francais SA*	5,600	1,180,833
CNP Assurances*	7,300	850,150
Compagnie Generale des Establissements Michelin (Class B Stock)*	50,100	5,532,758
Credit Agricole SA*	101,600	3,961,720
France Telecom SA*	641,948	16,953,622
JC Decaux SA*	318,333	9,393,628
Lafarge SA*	8,200	1,289,168
LVMH Moet Hennessy Louis Vuitton SA*	152,467	16,914,979
Natexis Banques Populaires	40,000	973,029
PSA Peugeot Citroen SA	54,000	3,805,875
Rallye SA	27,900	1,811,325
Renault SA*	21,100	2,467,713
Sanofi-Aventis SA*	191,300	16,636,116
Schneider Electric SA*	15,600	1,980,347
Societe Generale (Class A Stock)*	13,900	2,402,174
Thales SA*	50,800	2,949,235
Total SA*	51,200	3,587,331
Valeo SA	28,500	1,671,723
Vivendi Universal SA*	108,500	4,409,049

		118,719,741

Germany — 5.9%
Altana AG*	18,700	1,214,542
BASF AG*	165,600	18,644,075
Bayer AG*	43,300	2,767,165
DaimlerChrysler AG*	59,700	4,896,646
Deutsche Bank AG*	46,900	6,317,739
Deutsche Telekom AG*	120,600	1,994,454
E.ON AG*	169,200	23,004,817
MAN AG*	25,100	2,920,437
Siemens AG	13,100	1,400,315
ThyssenKrup AG	113,900	5,635,736
TUI AG	35,800	885,208
Volkswagen AG*	29,200	4,388,250

		74,069,384

Greece — 1.5%
Alpha Bank A.E.*	78,200	2,475,774
Aluminium of Greece S.A.I.C	65,500	1,277,468
OPAP SA*	376,363	14,439,340

		18,192,582

Hong Kong — 1.8%
Cathay Pacific Air*	714,000	1,816,641
Chaoda Modern Agriculture Holdings Ltd.	834,000	584,926
China Merchants Holdings International Co. Ltd.	991,974	4,176,866
Citic Pacific Ltd.*	611,000	2,259,922
Hong Kong Electric Holdings Ltd.*	573,500	2,943,284
Hong Kong Exchanges and Clearing Ltd.*	995,700	9,704,045
Orient Overseas International Ltd.*	119,307	1,108,554

		22,594,238

Ireland — 1.3%
Allied Irish Banks PLC	460,597	13,628,586

Irish Life & Permanent PLC*	97,900	2,687,513

		16,316,099

Israel — 4.1%
Amdocs Ltd.*	603,900	22,030,272
Scottish Power*	220,200	3,466,556
Teva Pharmaceutical Industries Ltd., ADR	698,200	26,133,626

		51,630,454

Italy — 2.3%
Banca Intesa SpA	214,312	1,627,545
Banche Popolari Unite Scrl*	55,100	1,630,352
Banco Popolare di Verona e Novara Scrl*	87,100	2,705,186
Benetton Group SpA*	92,800	1,502,473
Eni SpA*	598,161	19,464,863
Fondiaria - Sai SpA*	47,400	2,176,275
Parmalat Finanziaria SpA, 144A(g)*	448,250	65,867

		29,172,561

Japan — 14.6%
Alpine Electronics, Inc.	57,400	1,032,654
Alps Electric Co. Ltd.	108,200	1,267,108
Asahi Breweries Ltd.*	194,200	3,114,715
Asahi Kasei Corp.	290,000	2,111,507
Bank of Yokohama Ltd.	380,000	2,834,521
Capcom Co. Ltd.	11,000	157,943
Cosmo Oil Co. Ltd.	274,000	1,148,642
Daiwa Securities Group, Inc.	125,000	1,509,462
Denki Kagaku Kogyo Kabushiki Kiasha	501,000	2,346,843
Fanuc Ltd.	117,800	10,966,276
Fuji Heavy Industries Ltd.	455,000	2,363,035
Hitachi Ltd.	116,000	899,728
Hokkaido Electric Power Co., Inc.	64,600	1,715,869
Hokuetsu Paper Mills Ltd.	13,900	71,482
Honda Motor Co. Ltd.	172,700	6,023,396
Hosiden Corp.	55,200	791,650
JFE Holdings, Inc.	42,500	2,513,790
Kaken Pharmaceutical Co. Ltd.	62,000	504,566
Kansai Electric Power Co., Inc. (The)	171,500	4,933,681
Kurabo Industries Ltd.	129,000	357,968
Kureha Corp.	346,000	1,738,221
Kyowa Hakko Kogyo Co. Ltd.	83,000	767,736
Kyushu Electric Power Co., Inc.	73,200	2,080,957
Marubeni Corp.	101,000	613,680
Mitsubishi Chemical Holdings Corp.	400,000	3,404,616
Mitsubishi Corp.	105,900	2,457,879
Mitsui & Co. Ltd.	222,000	4,144,603
Nifco	100,000	2,588,255
Nintendo Co. Ltd.	38,888	11,302,733
Nippon Oil Corp.	605,000	4,908,181
Nippon Paper Group, Inc.	800	2,844,535
Nippon Steel Corp.	295,000	2,072,811
Nippon Telegraph and Telephone Corp.	1,000	5,286,830
Nipro Corp.	54,800	1,069,586
Nissan Motor Co. Ltd.	557,100	5,970,955
Nomura Holdings, Inc.	140,800	2,933,333
NSK Ltd.	73,000	696,300
NTT Docomo, Inc.	3,000	5,549,898
Oji Paper Co. Ltd.	179,000	949,381
Okasan Holdings, Inc.*	33,000	257,637
Ono Pharmaceutical Co. Ltd.	22,800	1,276,986
Osaka Gas Co. Ltd.	164,700	638,730
Promise Co. Ltd.	15,100	568,941
QP Corp.*	106,300	964,313
Rengo Co. Ltd.	142,000	806,161
Ricoh Co. Ltd.	128,000	2,883,910
Santen Pharmaceutical Co. Ltd.	16,900	434,547
Sanwa Shutter Corp.	238,000	1,482,451
Secom Co. Ltd.	158,100	7,338,824
Shiseido Co. Ltd.	587,100	11,932,319
SMK Corp.	138,000	891,191
Sumitomo Corp.	83,000	1,493,211
Takefuji Corp.	24,500	983,410
Tanabe Seiyaku Co. Ltd.	178,000	2,421,368
Tohoku Electric Power Co., Inc.	12,700	322,242
Tokai Tokyo Securities Co.	285,000	1,692,974
Tokyo Electric Power Co.	92,600	3,166,819
Toppan Printing Co. Ltd.	145,000	1,513,493
Toyota Motor Corp.	347,800	22,283,520
Uniden Corp.	106,000	822,166
Yamada Denki Co. Ltd.	83,730	7,801,726
Yokohama Rubber Co. Ltd.	307,200	1,887,413

		181,909,678

Mexico — 2.4%
America Movil ADR Series L	253,400	12,109,986
Grupo Mexico SA de CV	2,221,200	10,262,605
Wal-Mart de Mexico SA de CV*	1,854,700	7,919,010

		30,291,601

Netherlands — 3.3%
ABN AMRO Holding NV*	69,200	2,978,432
Aegon NV*	117,400	2,339,876
ING Groep NV*	139,100	5,881,076
Koninklijke (Royal) KPN NV*	310,500	4,836,332
Koninklijke Luchtvaart Maatschappij NV, 144A(g)*	24,790	359,967
Oce NV*	126,300	2,314,800
Royal Dutch Shell (Class A Stock)*	40,600	1,350,459
Schlumberger Ltd.	299,500	20,695,450

		40,756,392

Norway — 0.4%
Norsk Hydro ASA*	91,500	3,033,291
Yara International ASA*	74,900	2,067,103

		5,100,394

Portugal — 0.3%
Banco Comerical Portugues SA	510,200	1,846,995
Energias de Portugal SA	365,100	1,960,622

		3,807,617

Russia — 0.6%
Sberbank	2,200	7,843,000

Singapore — 0.4%
MobileOne Ltd.*	510,100	736,327

Neptune Orient Lines Ltd.*	187,000	399,354
Singapore Airlines Ltd.	390,000	4,267,212

		5,402,893

South Korea — 1.2%
Shinhan Financial Group Co. Ltd.	264,400	15,176,020

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA*	250,400	6,148,027
Banco Santander Central Hispano SA*	410,400	7,324,362
Repsol YPF SA*	166,600	5,617,206
Telefonica SA*	113,200	2,495,091

		21,584,686

Sweden — 1.1%
Electrolux AB, Series B*	157,100	3,982,170
Husqvarna AB*	46,900	774,077
Nordea Bank AB*	397,600	6,348,800
SSAB Svenskt Stal AB*	88,800	2,549,751

		13,654,798

Switzerland — 8.9%
Baloise Holding Ltd.*	30,200	3,143,892
Ciba Specialty Chemicals AG	12,200	803,695
Credit Suisse Group*	109,100	7,829,091
Georg Fischer AG*	4,000	2,896,762
Givaudan SA*	8,569	7,926,228
Nestle SA*	45,200	17,603,506
Novartis AG	299,333	17,169,493
Rieter Holdings AG*	1,100	548,122
Roche Holding AG	117,337	20,760,774
Swiss Re*	51,400	4,695,223
Swisscom AG*	13,500	4,879,953
Syngenta AG*	16,000	3,061,350
UBS AG*	256,213	15,223,288
Verwaltungs und Privat Bank AG	4,600	1,128,091
Zurich Financial Services AG*	10,900	3,146,258

		110,815,726

United Kingdom — 20.7%
Alliance & Leicester PLC*	100,800	2,249,389
Anglo American PLC	36,500	1,922,792
AstraZeneca PLC	127,300	6,848,854
Aviva PLC	91,300	1,344,787
Barclays PLC	524,000	7,434,599
Boots Group PLC	1,078,400	21,783,608
BP PLC	835,700	9,077,797
Bradford & Bingley PLC	287,800	2,572,626
Brit Insurance Holdings PLC	283,000	1,796,003
BT Group PLC	1,324,300	7,915,779
Cadbury Schweppes PLC*	666,403	8,550,185
Carnival PLC	263,595	12,703,311
Centrica PLC*	186,400	1,417,707
Dairy Crest Group PLC	218,184	2,861,634
Davis Service Group PLC*	159,200	1,824,862
DS Smith PLC	528,500	2,327,014
DSG International PLC	494,200	1,653,266
GKN PLC*	399,800	3,001,431
GlaxoSmithKline PLC	104,300	2,867,290
Hanson PLC*	15,100	242,916
HBOS PLC	351,100	7,233,833
Interserve PLC	163,700	1,567,998
Kingfisher PLC*	2,746,406	15,038,028
Legal & General Group PLC*	677,300	2,119,186
Lloyds TSB Group PLC	2,326,593	25,638,902
Next PLC*	489,981	21,685,012
Northern Foods PLC	104,500	254,479
Old Mutual PLC*	278,900	900,633
Premier Foods PLC*	397,300	2,288,793
Reckitt Benckiser PLC	297,002	15,464,653
Rio Tinto PLC	162,752	9,294,258
Royal & Sun Alliance Insurance Group PLC	806,900	2,572,324
Royal Bank of Scotland Group PLC	158,200	6,176,453
Royal Dutch Shell PLC (Class B Stock)*	340,600	11,333,896
Sabmiller PLC	548,378	12,032,223
Tate & Lyle PLC	95,300	1,078,330
Taylor Woodrow PLC*	187,700	1,808,040
Tomkins PLC*	360,200	1,892,544
TT Electronics PLC*	87,300	411,444
Vodafone Group PLC	2,835,300	7,560,130
Vodafone Group PLC, ADR	435,900	11,708,274

		258,455,283

TOTAL LONG-TERM INVESTMENTS (cost $1,074,317,129)		1,200,382,298

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $40,680,671) (w)	40,680,671	40,680,671

TOTAL INVESTMENTS (o) — 99.4% (cost $1,114,997,800)		1,241,062,969
Other assets in excess of liabilities (u) — 0.6%		7,147,029

NET ASSETS — 100.0%		$1,248,209,998

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

EUR	EURO

MXP	Mexican Peso

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of March 31, 2007, 1 security representing $359,967 and 0.03% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros,
Expiring 04/04/07	EUR	26,000	$34,578,441	$34,738,924	$(160,483)
Mexican Peso,
Expiring 06/06/07	MXP	205,000	18,740,287	18,503,375	236,912
Expiring 06/06/07	MXP	118,000	10,499,594	10,650,723	(151,129)

			$63,818,322	$63,893,022	$(74,700)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2007 were as follows:

Financial - Bank & Trust	11.2%
Telecommunications	10.1
Pharmaceuticals	8.1
Oil, Gas And Consumable Fuels	5.9
Automobile Manufacturers	4.5
Retail & Merchandising	4.4
Consumer Products & Services	4.4
Chemicals	4.4
Oil & Gas	3.5
Affiliated Money Market Mutual Fund	3.2
Entertainment & Leisure	3.1
Diversified Financial Services	2.6
Utilities	2.6
Electronic Components & Equipment	2.6
Food	2.3
Insurance	2.2
Metals & Mining	2.0
Communication Equipment	1.8
Clothing & Apparel	1.7
Telecommunications - Cellular	1.5
Commercial Banks	1.4
Steel Producers/Products	1.2
Diversified Operations	1.2
Beverages	1.2
Financial Services	1.2
Medical Products	1.1
Mining	1.0
Aerospace	0.9
Airlines	0.8
Finance	0.8
Advertising	0.7
Machinery & Equipment	0.5
Paper & Forest Products	0.5
Manufacturing	0.5
Conglomerates	0.5
Agriculture	0.5
Building & Construction	0.5
Office Equipment	0.4
Food Products	0.3
Aerospace/defense	0.2
Automotive Parts	0.2
Metals	0.2
Containers & Packaging	0.2
Rubber & Tire	0.2
Forest Products	0.2
Diversified Manufacturing	0.1
Financial - Brokerage	0.1
Auto Components	0.1
Commercial Services	0.1
Apparel/Shoes	0.1
Trading Companies & Distributors	0.1
Industrial Conglomerates	0.1
Building Materials	0.1
Transportation	0.1

99.4%
Other assets in excess of liabilities	0.6

100.0%

AST MFS GLOBAL EQUITY PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Australia — 0.4%
QBE Insurance Group Ltd.	36,003	$918,762

Austria — 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	15,860	1,235,173

Bermuda — 0.8%
Accenture Ltd. (Class A Stock)	46,780	1,802,901

Canada — 0.5%
Canadian National Railway Co.	23,932	1,056,359

Czech Republic — 0.4%
Komercni Banka AS	4,603	800,298

France — 14.3%
AXA SA	74,100	3,141,818
Credit Agricole SA	58,480	2,280,329
Gaz de France	24,940	1,157,397
L’ Air Liquide SA	14,730	3,591,051
L’Oreal SA	15,470	1,688,993
Legrand SA	38,730	1,280,497
LVMH Moet Hennessy Louis Vuitton SA	37,760	4,189,166
Pernod Ricard SA	10,800	2,190,326
Sanofi-Aventis SA	24,960	2,170,609
Schneider Electric SA	28,588	3,629,113
Total SA	51,230	3,589,433
Vivendi Universal SA	44,430	1,805,475

		30,714,207

Germany — 5.2%
Bayer AG	38,740	2,475,750
Bayerische Motoren Werke AG	46,180	2,724,816
E.ON AG	26,910	3,658,745
Henkel KGaA	15,550	2,298,880

		11,158,191

Indonesia — 0.3%
PT Bank Central Asia Tbk	1,117,000	624,296

Italy — 1.3%
Assicurazioni Generali SpA	29,840	1,269,193
Intesa Sanpaolo SpA	199,455	1,514,717

		2,783,910

Japan — 9.9%
Aeon Credit Service Co. Ltd.	46,600	785,366
Asahi Glass Co. Ltd.	76,000	1,069,959
Bridgestone Corp.	59,300	1,185,094
Canon, Inc.	52,100	2,798,651
Fanuc Ltd.	16,200	1,508,096
Hirose Electric Co. Ltd.	6,800	817,685
Kao Corp.	152,000	4,450,102
Nomura Holdings, Inc.	102,800	2,141,667
Omron Corp.	45,000	1,210,540
Ricoh Co. Ltd.	80,000	1,802,444
Tokyo Gas Co. Ltd.	187,000	1,042,591
Toyota Motor Corp.	38,500	2,466,692

		21,278,887

Netherlands — 0.8%
TNT NV	39,700	1,820,624

Singapore — 0.7%
Singapore Telecommunications Ltd.	660,039	1,426,971

South Korea — 1.6%
Samsung Electronics Co. Ltd.	5,649	3,380,513

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	45,860	1,125,993

Sweden — 0.5%
Ericsson (L.M.) Telefonaktiebolaget (Class B Stock)	298,570	1,098,879

Switzerland — 11.6%
Actelion Ltd.*	3,270	762,233
Givaudan SA	2,040	1,886,977
Julius Baer Holding Ltd.	17,452	2,381,222
Nestle SA	19,383	7,548,866
Roche Holding AG	30,050	5,316,833
Swiss Re	29,970	2,737,662
UBS AG	70,969	4,216,732

		24,850,525

Thailand — 0.4%
Bangkok Bank Public Co. Ltd.	268,910	867,947

United Kingdom — 12.4%
Diageo PLC	191,545	3,880,504
GlaxoSmithKline PLC	160,720	4,418,321
Ladbrokes PLC	200,555	1,588,512
Next PLC	24,430	1,081,195
Reckitt Benckiser PLC	118,070	6,147,809
Royal Dutch Shell PLC (Class A Stock)	79,970	2,660,005
Tesco PLC	187,887	1,642,537
William Hill PLC	168,890	2,113,742
WPP Group PLC	203,500	3,083,515

		26,616,140

United States — 35.9%
3M Co.	41,490	3,171,081
AFLAC, Inc.	35,470	1,669,218
Alberto Culver Co.	45,570	1,042,642
American Express Co.	81,220	4,580,808
Amgen, Inc.*	33,930	1,896,008
Bank of New York Co., Inc. (The)	110,630	4,486,046
ChevronTexaco Corp.	23,820	1,761,727
DENTSPLY International, Inc.	40,630	1,330,633
DST Systems, Inc.*(a)	15,620	1,174,624
Exxon Mobil Corp.	35,620	2,687,529
General Mills, Inc.	18,520	1,078,234
Genworth Financial, Inc. (Class A Stock)	71,220	2,488,427
Goldman Sachs Group, Inc.	7,650	1,580,720
Harley-Davidson, Inc.	45,330	2,663,137
Intel Corp.	144,950	2,772,893
Johnson & Johnson	97,000	5,845,220
Lilly, (Eli) & Co.	40,660	2,183,849

Medtronic, Inc.	57,660	$2,828,800
NIKE, Inc. (Class B Stock)	35,500	3,772,230
Oracle Corp.*	136,840	2,480,909
PepsiCo, Inc.	37,360	2,374,602
Praxair, Inc.	61,060	3,844,338
Procter & Gamble Co.	27,908	1,762,669
Rockwell Automation, Inc.	41,470	2,482,809
Sally Beauty Holdings, Inc.*	51,410	472,458
State Street Corp.	48,040	3,110,590
Thermo Fisher Scientific, Inc.*( a)	57,810	2,702,617
United Parcel Service, Inc. (Class B Stock)	26,220	1,838,022
Viacom, Inc. (Class B Stock)*	41,900	1,722,509
Wal-Mart Stores, Inc.	43,480	2,041,386
Walt Disney Co. (The)	64,650	2,225,900
Waters Corp.*	14,590	846,220

		76,918,855

TOTAL LONG-TERM INVESTMENTS
(cost $183,934,060)		210,479,431

SHORT-TERM INVESTMENTS — 3.6%

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

COMMERCIAL PAPER — 1.8%
Fairway Finance Corp.
(cost $3,890,000; purchase date 03/30/06)(h)	5.41%	04/02/07	A1	$3,890	3,890,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 1.8%

Dryden Core Investment Fund - Taxable Money Market Series (cost $3,856,515; includes $3,839,960 of cash collateral for securities on loan)(b)(w)	3,856,515	3,856,515

TOTAL SHORT-TERM INVESTMENTS
(cost $7,746,515)		7,746,515

TOTAL INVESTMENTS — 101.7%
(cost $191,680,575)		218,225,946
Liabilities in excess of other assets(u) — (1.7)%		(3,678,003)

NET ASSETS — 100.0%		$214,547,943

The following abbreviations are used in portfolio descriptions

CSK	Czech Republic Koruna

EUR	Euro Dollar

GBP	British Pound

JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $3,787,682; cash collateral of $3,839,960 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, the aggregate cost was $3,890,000. The aggregate market value of $3,890,000 is approximately 2% of net assets. This security has been deemed to be liquid under procedures established by the Board of Trustees.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Czech Kruna,
Expiring 04/03/07	CSK	186	$8,825	$8,853	$28
Pound Sterling,
Expiring 04/03/07	GBP	82	160,167	160,644	477
Swiss Francs,
Expiring 04/03/07	EUR	308	252,989	253,331	342

			$421,981	$422,828	$847

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros,
Expiring 04/03/07	EUR	179	$239,210	$239,676	$(466)
Japanese Yen,
Expiring 04/03/07	JPY	10,967	93,080	93,068	12

			$332,290	$332,744	$(454)

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:
Financial - Bank & Trust	11.8%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	7.2
Consumer Products & Services	6.8
Beverages	5.8
Insurance	5.8
Chemicals	5.3
Food	4.8
Electronic Components & Equipment	4.8
Entertainment & Leisure	3.2
Semiconductors	2.9
Retail & Merchandising	2.8
Automobile Manufacturers	2.4
Office Equipment	2.1
Packaging	2.1
Telecommunications	2.0
Financial Services	2.0
Commercial Paper	1.8
Affiliated Money Market Mutual Fund (including 1.8% of collateral received for securities on loan)	1.8
Utilities	1.7
Transportation	1.7
Computer Services & Software	1.7
Medical Supplies & Equipment	1.6
Conglomerates	1.5
Advertising	1.4
Machinery & Equipment	1.3
Diversified Financial Services	1.0
Retail	1.0
Biotechnology	0.9
Business Services	0.8
Broadcasting	0.8
Gaming	0.7
Precious Metals	0.6
Automotive Parts	0.5
Building Materials	0.5
Railroads	0.5
Electronic Equipment & Instruments	0.4

101.7%
Liabilities in excess of other assets	(1.7)

100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace — 0.7%
Argon ST, Inc.(a)*	46,200	$1,222,452

Apparel & Textile — 1.4%
Volcom, Inc.(a)*	73,525	2,526,319

Automotive Parts — 2.0%
CLARCOR, Inc.*	38,700	1,230,660
H&E Equipment Services, Inc.*	21,800	468,700
Monro Muffler Brake, Inc.	23,000	807,300
Regal-Beloit Corp.	18,800	871,944
US Auto Parts Network, Inc.*	45,900	246,483

		3,625,087

Broadcast & Cable/Satellite TV — 0.6%
Entravision Communications Corp. (Class A Stock)*	122,625	1,145,318

Broadcasting — 0.6%
Journal Communications, Inc. (Class A Stock)	77,800	1,019,958

Building Materials — 1.6%
Drew Industries, Inc.*	30,500	874,740
NCI Building Systems, Inc.*	10,900	520,366
Texas Industries, Inc.(a)	19,760	1,492,473

		2,887,579

Business Services — 3.4%
Advisory Board Co. (The)*	10,900	551,758
Icon PLC United Kingdom (ADR)*	23,070	982,782
Internet Capital Group, Inc.*	71,519	765,253
Korn/Ferry International(a)*	51,200	1,174,528
Navigant Consulting, Inc.*	58,400	1,153,984
Watson Wyatt & Co. Holdings	27,000	1,313,550

		5,941,855

Chemicals — 4.3%
Cabot Microelectronics Corp.(a)*	33,000	1,105,830
Quaker Chemical Corp.*	17,060	406,199
Rockwood Holdings, Inc.*	55,500	1,536,240
Terra Industries, Inc.(a)*	172,385	3,016,737
UAP Holding Corp.	58,100	1,501,885

		7,566,891

Clothing & Apparel — 0.7%
Carter’s, Inc.*	52,280	1,324,775

Commercial Services — 1.0%
Rollins, Inc.	78,100	1,797,081

Computer Hardware — 0.5%
Trident Microsystems, Inc.(a)*	45,410	910,925

Computer Services & Software — 5.6%
Ansys, Inc.*	38,833	1,971,551
Avid Technology, Inc.(a)*	37,120	1,294,746
Computer Programs and Systems, Inc.	27,400	734,868
Factset Research Systems, Inc.*	22,762	1,430,592
LoJack Corp.*	38,400	728,832
Netsmart Technologies, Inc.*	57,275	941,601
Quality Systems, Inc.(a)	30,545	1,221,800
ScanSource, Inc.(a)*	42,094	1,129,803
Transaction Systems Architects, Inc. (Class A Stock)*	12,500	404,875

		9,858,668

Computer Networking — 0.4%
Ixia*	81,015	753,440

Consumer Products & Services — 1.0%
Central Garden & Pet Co.*	18,200	268,814
Chattem, Inc.*	7,500	442,050
Geo Group, Inc.*	12,635	572,618
Spartech Corp.*	15,400	451,836

		1,735,318

Distribution/Wholesale — 0.5%
Pool Corp.(a)	24,260	868,508

Diversified Operations — 2.6%
Actuant Corp. (Class A Stock)(a)	51,645	2,621,500
Corrections Corp. of America*	37,777	1,995,004

		4,616,504

Education — 0.7%
Courier Corp.	31,350	1,224,845

Electronic Components & Equipment — 7.4%
Advanced Energy Industries, Inc.*	72,735	1,530,344
Coherent, Inc.*	78,920	2,504,921
Cutera, Inc.*	33,935	1,228,108
Daktronics, Inc.	18,500	507,640
General Cable Corp.*	33,589	1,794,660
OYO Geospace Corp.*	38,607	2,738,009
Universal Electronics, Inc.*	104,283	2,905,324

		13,209,006

Electronics — 0.8%
Dolby Laboratories, Inc. (Class A Stock)*	42,995	1,483,757

Entertainment & Leisure — 2.7%
International Speedway Corp. (Class A Stock)*	25,300	1,308,010
RC2 Corp.*	18,600	751,254
The9 Ltd., (China) ADR(a)*	33,451	1,128,637
Vail Resorts, Inc.(a)*	29,770	1,617,404

		4,805,305

Environmental Services — 2.1%
Waste Connections, Inc.(a)*	125,549	3,758,937

Farming & Agriculture — 0.3%
Central Garden & Pet Co. (Class A Stock)(a)*	36,500	536,550

Financial - Bank & Trust — 3.6%
Boston Private Financial Holdings, Inc.	45,020	1,256,959
Cowen Group, Inc.*	55,875	929,760
ITLA Capital Corp.	11,600	603,432

1

Texas Capital Bancshares, Inc.*	41,900	$858,950
Wilshire Bancorp, Inc.	49,600	813,440
Wintrust Financial Corp.	41,243	1,839,850

		6,302,391

Financial - Consumer — 0.7%
Lazard Ltd.	23,135	1,160,914

Financial Services — 3.6%
Cash America International, Inc.	55,012	2,255,492
Financial Federal Corp.	38,750	1,019,900
Global Cash Access, Inc.(a)*	129,205	2,156,431
Investment Technology Group, Inc.*	25,860	1,013,712

		6,445,535

Food — 1.3%
Middleby Corp.*	16,000	2,109,440
Tootsie Roll Industries, Inc.	7,994	239,575

		2,349,015

Healthcare Services — 5.3%
Animal Health International, Inc.*	41,445	501,070
Centene Corp.(a)*	38,475	807,590
Eclipsys Corp.*	111,860	2,155,542
Healthcare Services Group, Inc.	18,300	524,295
Healthspring, Inc.*	30,500	718,275
Horizon Health Corp.*	47,819	934,862
Landauer, Inc.	20,500	1,034,840
Matria Healthcare, Inc.(a)*	43,375	1,143,365
MWI Veterinary Supply, Inc.*	25,200	831,600
Techne Corp.*	13,200	753,720

		9,405,159

Industrial Products — 2.6%
AMCOL International Corp.	34,400	1,019,960
Claymont Steel Holdings, Inc.*	41,115	819,422
Interline Brands, Inc.*	53,600	1,174,912
Ritchie Brothers Auctioneers, Inc.	26,600	1,556,632

		4,570,926

Insurance — 3.3%
American Equity Investment Life Holding Co.(a)	42,700	560,651
American Safety Insurance Holding Ltd.*	27,510	524,341
Amerisafe, Inc.*	57,000	1,074,450
First Mercury Financial Corp.*	34,390	706,714
Hilb Rogal & Hobbs Co.	13,300	652,365
Philadelphia Consolidated Holding Corp.*	42,275	1,859,677
Tower Group, Inc.	12,300	396,306

		5,774,504

Internet Services — 2.4%
CNET Networks, Inc.(a)*	146,210	1,273,489
j2 Global Communication, Inc.(a)*	64,800	1,796,256
Online Resources Corp.*	58,800	674,436
Switch & Data Facilities Co.*	32,360	586,363

		4,330,544

Machinery & Equipment — 5.6%
Bucyrus International, Inc. (Class A Stock)(a)	94,567	4,870,201
IDEX Corp.*	41,000	2,086,080
Titan International Inc.	75,395	1,909,755
Young Innovations, Inc.	39,681	1,080,117

		9,946,153

Medical Supplies & Equipment — 6.0%
American Medical Systems Holdings, Inc.(a)*	113,427	2,401,250
Arrow International, Inc.(a)	47,250	1,519,560
DJ Orthopedics, Inc.*	21,360	809,544
Haemonetics Corp.*	12,600	589,050
ICU Medical, Inc.*	10,400	407,680
LCA-Vision, Inc.(a)	16,700	687,873
Myriad Genetics, Inc.(a)*	17,745	611,493
Owens & Minor, Inc.	13,400	492,182
Respironics, Inc.*	41,560	1,745,104
Thoratec Corp.*	32,985	689,386
Vital Images, Inc.*	22,250	740,035

		10,693,157

Metals & Mining — 1.6%
MSC Industrial Direct Co., Inc.*	24,800	1,157,664
Northwest Pipe Co.*	10,700	426,181
RBC Bearings, Inc.*	39,200	1,310,456

		2,894,301

Office Equipment — 0.6%
ACCO Brands Corp.*	40,400	973,236

Oil & Gas — 6.3%
Berry Petroleum Co. (Class A Stock)	40,300	1,235,598
Cal Dive International, Inc.*	49,200	600,732
Carbo Ceramics, Inc.(a)	25,750	1,198,662
Comstock Resources, Inc.*	18,800	514,744
Core Laboratories NV(a)* (Netherlands)	13,360	1,119,969
Edge Petroleum Corp.(a)*	44,050	551,506
Oceaneering International, Inc.*	18,585	782,800
TETRA Technologies, Inc.*	153,456	3,791,898
Unit Corp.*	26,049	1,317,819

		11,113,728

Pharmaceuticals — 2.0%
Cubist Pharmaceuticals, Inc.(a)*	29,825	658,238
KV Pharmaceutical Co. (Class A Stock)(a)*	61,500	1,520,895
STERIS Corp.	50,000	1,328,000

		3,507,133

Printing & Publishing — 1.0%
Meredith Corp.	30,500	1,750,395

Restaurants — 1.4%
Red Robin Gourmet Burgers, Inc.(a)*	22,410	869,956
Ruby Tuesday, Inc.	29,100	832,260
Steak N Shake Co. (The)*	45,300	759,681

		2,461,897

Retail & Merchandising — 3.7%
Build-A-Bear Workshop, Inc.(a)*	67,949	1,866,559

2

Genesco, Inc.(a)*	57,379	$2,382,950
Guitar Center, Inc.(a)*	13,200	595,584
Hibbett Sports, Inc.*	26,700	763,353
Houston Wire & Cable Co.(a)*	36,700	1,028,334

		6,636,780

Semiconductors — 0.4%
Eagle Test Systems, Inc.*	40,346	671,357

Services - Industrial Services — 1.3%
Infrasource Services, Inc.*	31,420	959,253
School Specialty, Inc.*	36,340	1,312,237

		2,271,490

Telecommunications — 0.5%
EMS Technologies, Inc.*	48,478	934,171

Transportation — 1.8%
Bristow Group, Inc.(a)*	12,400	451,980
Heartland Express, Inc.	48,233	765,940
HUB Group, Inc. (Class A Stock)(a)*	27,100	785,629
Landstar System, Inc.	25,100	1,150,584

		3,154,133

TOTAL LONG-TERM INVESTMENTS (cost $140,041,233)		170,165,997

SHORT-TERM INVESTMENTS — 31.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $56,155,756; includes $49,069,840 of cash collateral for securities on loan)(b)(w)	56,155,756	56,155,756

TOTAL INVESTMENTS — 127.5% (cost $196,196,989)		226,321,753
Liabilities in excess of other assets — (27.5)%		(48,756,723)

NET ASSETS — 100.0%		$177,565,030

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $47,444,076; cash collateral of $49,069,840 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

AST DEAM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Advertising — 0.9%
Catalina Marketing Corp.	24,000	$757,920
Valueclick, Inc.*(a)	39,800	1,039,974

		1,797,894

Aerospace — 2.2%
Orbital Sciences Corp.*	112,100	2,100,754
Teledyne Technologies, Inc.*	4,200	157,248
United Industrial Corp.	40,200	2,219,040

		4,477,042

Airlines — 1.4%
Alaska Air Group, Inc.*	54,300	2,068,830
SkyWest, Inc.	31,200	837,096

		2,905,926

Banking — 0.1%
Virginia Commerce Bancorp, Inc.*	8,800	190,520

Biotechnology — 0.9%
Digene Corp.*	38,700	1,641,267
Meridian Bioscience, Inc.	6,300	174,888

		1,816,155

Building Materials — 1.4%
American Woodmark Corp.(a)	50,700	1,863,732
Texas Industries, Inc.	10,500	793,065
Williams Scotsman International, Inc.*	9,200	180,872

		2,837,669

Business Services — 4.8%
Administaff, Inc.	44,800	1,576,960
Diamond Management and Technology Consultants, Inc.	80,600	942,214
Forrester Research, Inc.*	5,200	147,472
Hiedrick & Struggles International, Inc.*	30,700	1,487,415
InfoUSA, Inc.	21,700	208,754
Itron, Inc.*(a)	32,400	2,107,296
Kforce, Inc.*	94,700	1,304,019
Korn/Ferry International*	13,700	314,278
Labor Ready, Inc.*	43,100	818,469
Pre-Paid Legal Services, Inc.*(a)	3,300	165,363
TeleTech Holdings, Inc.*	26,100	957,609

		10,029,849

Chemicals — 1.0%
Hercules, Inc.*	35,800	699,532
Pioneer Companies, Inc.*(a)	50,900	1,406,876

		2,106,408

Clothing & Apparel — 0.7%
Guess, Inc.	14,800	599,252
Warnaco Group, Inc. (The)*	28,200	800,880

		1,400,132

Commercial Services — 1.1%
AMN Healthcare Services, Inc.*(a)	16,900	382,278
McGrath Rentcorp	29,900	946,933
Watson Wyatt & Co. Holdings	21,100	1,026,515

		2,355,726

Computer Hardware — 0.8%
Komag, Inc.*(a)	50,200	1,643,046

Computer Services & Software — 4.6%
Advent Software, Inc.*	7,800	271,986
Blackbaud, Inc.	12,900	315,018
Internap Network Services Corp.*	72,600	1,143,450
Jack Henry & Associates, Inc.	5,400	129,870
Kronos, Inc.*	52,100	2,787,350
Macrovision Corp.*(a)	49,200	1,232,460
Mantech International Corp. (Class A Stock)*	15,600	521,196
MICROS Systems, Inc.*	3,900	210,561
Omnicell, Inc*	5,600	117,152
SPSS, Inc.*	51,400	1,855,540
Tyler Technologies, Inc.*	5,600	71,120
Websense, Inc.*	38,200	878,218

		9,533,921

Construction — 1.6%
Granite Construction, Inc.	35,100	1,939,626
Perini Corp.*	38,500	1,419,110

		3,358,736

Consumer Cyclicals - Leisure & Entertainment — 0.1%
Fossil, Inc.*	4,800	127,056

Containers & Packaging — 0.4%
Silgan Holdings, Inc.	16,300	833,093

Drugs & Medicine — 0.8%
OSI Pharmaceutic, Inc.*	47,500	1,567,500

Electronic Components & Equipment — 3.7%
Advanced Energy Industries, Inc.*	34,600	727,984
Ansoft Corp.*	36,000	1,139,040
Daktronics, Inc.	5,100	139,944
General Cable Corp.*	26,800	1,431,924
GrafTech International Ltd.*	33,800	306,904
II-VI, Inc.*	55,800	1,888,830
Littelfuse, Inc.*	41,500	1,684,900
ViaSat, Inc.*	9,700	319,809

		7,639,335

Entertainment & Leisure — 1.8%
Marvel Entertainment, Inc.*(a)	77,200	2,142,300
WMS Industries, Inc.*	41,500	1,628,460

		3,770,760

Environmental Services — 0.1%
American Ecology Corp.	10,500	201,705

Financial - Bank & Trust — 1.6%
Center Financial Corp.	43,900	867,903
Fremont General Corp.(a)	97,400	674,982
Frontier Financial Corp.	30,100	750,995
Hancock Holding Co.	3,400	149,532
PFF Bancorp, Inc.	6,700	203,211

UCBH Holdings, Inc.	5,700	106,134
Western Alliance Bancorp*	5,600	173,824
Wilshire Bancorp, Inc.	18,400	301,760

		3,228,341

Financial Services — 1.8%
Cohen & Steers, Inc.	14,400	620,352
Dollar Financial Corp.*	11,300	285,890
First Consulting Group, Inc.*	9,100	82,810
GFI Group, Inc.*	8,900	604,933
Huron Consulting Group, Inc.*	7,800	474,552
optionsXpress Holdings, Inc.	31,000	729,740
Pinnacle Financial Partners, Inc.*	5,000	152,550
Waddell & Reed Financial, Inc. (Class A Stock)*	35,700	832,524

		3,783,351

Healthcare Services — 5.4%
American Healthways, Inc.*(a)	50,800	2,374,900
AmSurg Corp.*	9,300	227,757
Centene Corp.*(a)	77,200	1,620,428
Chemed Corp.	2,900	141,984
Gentiva Health Services, Inc.*	35,400	714,018
Healthspring, Inc.*	93,800	2,208,990
LHC Group, Inc.*(a)	39,800	1,290,714
Magellan Health Services, Inc.*	46,600	1,957,200
Odyssey HealthCare, Inc.*	36,700	481,871
Psychiatric Solutions, Inc.*	6,100	245,891

		11,263,753

Hotels & Motels — 0.1%
Monarch Casino & Resort, Inc.*	5,300	137,800

Industrial Products — 0.1%
Myers Industries, Inc.	8,500	158,780

Internet Services — 4.2%
aQuantive, Inc.*(a)	26,000	725,660
CNET Networks, Inc.*(a)	84,000	731,640
DealerTrack Holdings, Inc.*(a)	46,900	1,440,768
Digital River, Inc.*	4,900	270,725
Equinix, Inc.*	4,200	359,646
Falconstor Software, Inc.*(a)	100,000	1,042,000
GSI Commerce, Inc.*	21,400	483,426
InfoSpace, Inc.*(a)	15,700	403,019
j2 Global Communications, Inc.*	32,500	900,900
Move, Inc.*	51,800	286,972
RealNetworks, Inc.*	66,900	525,165
Sohu.com, Inc.*	19,000	407,170
TriZetto Group, Inc. (The)*(a)	17,700	354,177
WebEx Communications, Inc.*	13,000	739,180

		8,670,448

Machinery & Equipment — 2.2%
Intevac, Inc.*(a)	45,100	1,189,287
RBC Bearings, Inc.*	15,400	514,822
Sauer-Danfoss, Inc.	7,300	219,730
Wabtec Corp.	75,700	2,610,893

		4,534,732

Media — 1.1%
Lodgenet Entertainment Corp.*	27,000	829,440
Mediacom Communications Corp. (Class A Stock)*	182,100	1,482,294

		2,311,734

Medical Supplies & Equipment — 4.1%
American Medical Systems Holdings, Inc.*(a)	56,300	1,191,871
Bruker Biosciences Corp.*	46,200	486,024
DJ Orthopedics, Inc.*(a)	4,600	174,340
Illumina, Inc.*(a)	57,100	1,673,030
Integra LifeSciences Holdings*	8,500	387,430
LCA-Vision, Inc.(a)	21,400	881,466
Luminex Corp.*	84,500	1,159,340
Palomar Medical Technologies, Inc.*	10,300	411,485
Quidel Corp.*	36,600	439,200
Vital Images, Inc.*	48,500	1,613,110

		8,417,296

Metals & Mining — 5.4%
Alpha Natural Resources, Inc.*	141,300	2,208,519
Century Aluminum Co.*(a)	40,800	1,912,704
Chaparral Steel Co.(a)	36,200	2,105,754
Cleveland-Cliffs, Inc.(a)	32,800	2,099,528
Quanex Corp.	32,900	1,393,315
Stillwater Mining Co.*	115,300	1,463,157

		11,182,977

Miscellaneous Manufacturing — 1.4%
Acuity Brands, Inc.	16,300	887,372
Freightcar America, Inc.(a)	42,600	2,052,042

		2,939,414

Office Equipment — 0.4%
American Reprographics Co.*	20,000	615,800
Herman Miller, Inc.	6,600	221,034

		836,834

Oil & Gas — 6.2%
Basic Energy Services, Inc.*	19,800	461,340
Berry Petroleum Co. (Class A Stock)	67,700	2,075,682
Comstock Resources, Inc.*	74,100	2,028,858
Grey Wolf, Inc.*(a)	326,400	2,186,880
Headwaters, Inc.*(a)	29,700	648,945
Markwest Hydrocarbon, Inc.	7,500	465,000
Matrix Service Co.*	50,100	1,013,523
Penn Virginia Corp.	29,700	2,179,980
Pioneer Drilling Co.*(a)	137,500	1,744,875

		12,805,083

Personal Services — 1.1%
DeVry, Inc.	4,200	123,270
Jackson Hewitt Tax Service, Inc.	66,000	2,123,880

		2,247,150

Pharmaceuticals — 7.9%
Alkermes, Inc.*(a)	90,800	1,401,952
Kendle International, Inc.*	39,400	1,399,488
Medicines Co.*	72,800	1,825,824
Noven Pharmaceuticals, Inc.*	68,800	1,596,160
Pain Therapeutics, Inc.*(a)	62,200	487,648

Progenics Pharmaceuticals, Inc.*	35,800	847,744
Sciele Pharmaceutical, Inc.*(a)	75,200	1,780,736
United Therapeutics Corp.*(a)	33,900	1,823,142
Valeant Pharmaceuticals International	99,800	1,725,542
Viropharma, Inc.*(a)	72,200	1,036,070
West Pharmaceutical Services, Inc.*	52,100	2,419,003

		16,343,309

Printing & Publishing — 0.7%
Consolidated Graphics, Inc.*(a)	20,100	1,488,405

Real Estate Investment Trust — 2.9%
Acadia Realty Trust	10,600	276,342
Alexander’s, Inc.*	1,600	658,720
Alexandria Real Estate Equities, Inc.(a)	3,300	331,221
Corporate Office Properties Trust(a)	11,700	534,456
Cousins Properties, Inc.	26,100	857,646
Digital Realty Trust, Inc.	3,100	123,690
EastGroup Properties, Inc.	4,700	239,841
Equity Lifestyle Properties, Inc.(a)	6,900	372,669
Glimcher Realty Trust(a)	13,700	370,174
Home Properties of New York, Inc.(a)	13,100	691,811
Mid-America Apartment Communities, Inc.*(a)	5,900	331,934
Tanger Factory Outlet Centers, Inc.	11,600	468,524
Washington Real Estate Investment Trust(a)	21,300	797,046

		6,054,074

Restaurants — 2.4%
Buffalo Wild Wings, Inc.*(a)	16,700	1,063,790
Chang’s China Bistro, (P.F.), Inc.*(a)	47,500	1,989,300
Papa John’s International, Inc.*	18,900	555,660
Ruth’s Chris Steak House, Inc.*	5,800	118,088
Triarc Cos., Inc. (Class B Stock)	78,400	1,347,696

		5,074,534

Retail & Merchandising — 8.8%
Aeropostale, Inc.*(a)	59,200	2,381,616
Brown Shoe Co., Inc.	30,300	1,272,600
Cash America International, Inc.	10,500	430,500
CEC Entertainment, Inc.*	9,700	402,938
Charming Shoppes, Inc.*	28,300	366,485
Dress Barn, Inc.*(a)	103,100	2,145,511
DSW, Inc.*(a)	54,200	2,287,782
Ezcorp, Inc.*	41,900	617,187
First Cash Financial Services, Inc.*	13,600	303,008
Gymboree Corp.*	54,300	2,175,801
Longs Drug Stores Corp.	47,000	2,427,080
New York & Co., Inc.*	92,000	1,452,680
Payless Shoesource, Inc.*	49,400	1,640,080
Phillips-Van Heusen Corp.	3,500	205,800

		18,109,068

Semiconductors — 2.3%
AMIS Holdings, Inc.*	84,600	926,370
Asyst Technologies Corp.*(a)	197,200	1,386,316
Diodes, Inc.*(a)	12,400	432,140
LTX Corp.*	12,800	78,336
Mattson Technology, Inc.*	46,300	421,330
Omnivision Technologies, Inc.*(a)	124,900	1,618,704

		4,863,196

Software — 0.9%
MicroStrategy, Inc. (Class A Stock)*	15,100	1,908,489

Technology - Computer Software — 0.4%
Ultimate Software Group, Inc.*	31,800	832,842

Technology - Semiconductors — 1.1%
Tessera Technologies, Inc.*	55,100	2,189,674

Telecommunications — 4.5%
C-COR, Inc.*	124,700	1,728,342
Commscope, Inc.*	17,900	767,910
General Communication, Inc. (Class A Stock)*	47,800	669,200
InterDigital Communications Corp.*(a)	63,000	1,995,210
Polycom, Inc.*	50,300	1,676,499
RF Micro Devices, Inc.*(a)	220,200	1,371,846
Syniverse Holdings, Inc.*	23,400	246,636
Time Warner Telecom, Inc. (Class A Stock)*	36,400	756,028

		9,211,671

Transportation — 1.4%
ABX Air, Inc.*	159,300	1,091,205
Celadon Group*	56,300	940,210
HUB Group, Inc. (Class A Stock)*(a)	31,000	898,690

		2,930,105

TOTAL LONG-TERM INVESTMENTS (cost $186,377,257)		200,115,533

SHORT-TERM INVESTMENTS — 30.0%

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 0.3%
United States Treasury Bills (k)(n) (cost $718,307)
	4.975%	04/19/07	720	718,252

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 29.7%
Dryden Core Investment Fund - Taxable Money Market Series (cost $61,373,135; includes $55,268,481 of cash collateral for securities on loan)(b)(w)	61,373,135	61,373,135

TOTAL SHORT-TERM INVESTMENTS (cost $62,091,442)		62,091,387

TOTAL INVESTMENTS — 126.8% (cost $248,468,699)		262,206,920
Liabilities in excess of other assets(u) — (26.8)%		(55,484,809)

NET ASSETS — 100.0%		$206,722,111

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $53,027,827; cash collateral of $55,268,481 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation

Long Positions:
16	Russell 2000	Jun 07	$6,349,900	$6,464,000	$114,100

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 98.0%
Advertising — 2.2%
Adlink Internet Media AG (Germany)*	23,100	$558,530
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	149,800	3,941,238
JCDecaux SA (France)	23,400	690,506
Lamar Advertising Co.	36,500	2,298,405
Monster Worldwide, Inc.*	44,460	2,106,070
National CineMedia, Inc.*	28,200	752,940
Valueclick, Inc.*(a)	185,940	4,858,613

		15,206,302

Aerospace — 3.5%
Aerovironment, Inc.*	9,300	212,598
CAE, Inc.	35,900	404,593
DRS Technologies, Inc.	96,811	5,050,630
Innovative Solutions and Support, Inc.*(a)	488,200	12,361,224
Spirit Aerosystems Holdings, Inc.*	128,200	4,083,170
TransDigm Group, Inc.*	59,200	2,153,696

		24,265,911

Apparel & Textile — 0.3%
Volcom, Inc.*(a)	64,400	2,212,784

Automobile Manufacturers — 0.6%
Copart, Inc.*	81,800	2,291,218
Piaggio & Co., SpA., 144A (Italy)*	417,800	2,125,026

		4,416,244

Automotive Parts — 3.7%
Advance Auto Parts, Inc.	423,600	16,329,780
CLARCOR, Inc.	71,800	2,283,240
Commercial Vehicle Group, Inc.*	179,500	3,697,700
O’Reilly Automotive, Inc.*	103,500	3,425,850

		25,736,570

Biotechnology — 1.4%
American Oriental Bioengineering, Inc.*(a)	286,500	2,690,235
BioMimetic Therapeutics, Inc.*	8,500	140,590
Digene Corp.*	16,800	712,488
Kosan Biosciences, Inc.*	532,800	2,930,400
Medicure, Inc., 144A (China)*	533,185	614,229
Qiagen NV (Germany)*	86,300	1,466,405
Sonus Pharmaceuticals, Inc.*	273,100	1,373,693

		9,928,040

Broadcasting — 0.2%
Acacia Research-Acacia Technologies*	83,800	1,325,716

Building & Construction — 0.6%
Winnebago Industries, Inc.(a)	118,800	3,995,244

Building Materials — 2.2%
Cemex SA de CV, ADR (Mexico)*	201,158	6,587,924
Eagle Materials, Inc.	74,400	3,320,472
Simpson Manufacturing Co., Inc.(a)	162,220	5,002,865

		14,911,261

Business Services — 3.9%
Arbitron, Inc.	38,300	1,798,185
ChinaCast Education Corp.*(a)	245,400	1,460,130
CoStar Group, Inc.*	73,857	3,299,931
Ctrip.com International Ltd., ADR (China)(a)	38,100	2,552,128
Infocrossing, Inc.*(a)	223,700	3,326,419
Iron Mountain, Inc.*	24,450	638,879
Kenexa Corp.*(a)	149,000	4,638,370
Media & Entertainment Holdings, Inc.*	102,800	822,400
NuCo2, Inc.*(a)	173,700	4,380,714
Onvia, Inc.*	271,900	1,900,581
TeleTech Holdings, Inc.	45,600	1,673,064

		26,490,801

Cable Television — 3.6%
Central European Media Enterprises Ltd. (Class A Stock)*(a)	225,388	19,946,838
Lodgenet Entertainment Corp.*	148,771	4,570,245

		24,517,083

Chemicals — 0.3%
Cabot Microelectronics Corp.*(a)	49,070	1,644,336
Landec Corp.*	45,400	643,772

		2,288,108

Clothing & Apparel — 0.1%
Celebrate Express, Inc.*	96,300	854,181

Commercial Services — 0.2%
DynCorp International, Inc. (Class S Stock)*	51,000	769,590
PFSweb, Inc.*	98,723	101,685
TNS, Inc.*	42,500	683,825

		1,555,100

Computer Hardware — 1.1%
Commvault Systems, Inc.*(a)	111,000	1,798,200
Komag, Inc.*(a)	146,600	4,798,218
Super Micro Computer, Inc.*	112,200	1,008,678

		7,605,096

Computer Services & Software — 6.5%
Business Objects SA, ADR (France)*(a)	109,880	3,976,557
Cognos, Inc. (Canada)*	51,078	2,011,962
Energy Conversion Devices*(a)	41,300	1,443,022
Fundtech Ltd.*	185,500	2,552,480
Glu Mobile, Inc.*(a)	48,200	482,000
Guidance Software, Inc.*(a)	180,500	2,173,220
Hyperion Solutions Corp.*	70,350	3,646,241
IHS, Inc., (Class A Stock)*	48,400	1,989,724
Magma Design Automation, Inc.*	157,240	1,880,590
Motive, Inc.*(a)	102,300	363,165
NAVTEQ Corp.*(a)	40,900	1,411,050

Omniture, Inc.*(a)	351,500	6,407,845
Parametric Technology Corp.*(a)	262,600	5,013,034
Quest Software, Inc.*	107,200	1,744,144
SAIC, Inc.*(a)	134,700	2,333,004
Salary.Com, Inc.*	43,300	481,929
SI International, Inc.*	57,500	1,650,825
SupportSoft, Inc.*	84,200	474,888
Systems Xcellence, Inc.*	90,000	1,695,600
Taleo Corp. (Class A Stock)*(a)	86,100	1,427,538
TIBCO Software, Inc.*(a)	187,600	1,598,352

		44,757,170

Computer Networking
Aruba Networks, Inc.*	5,200	76,284

Construction — 0.5%
China Communications Construction Co. Ltd., 144A (China)*	165,900	200,010
China Properties Group Ltd. (China)*	903,100	361,772
Meritage Homes Corp.*(a)	95,200	3,057,824

		3,619,606

Consumer Products & Services — 0.2%
Aaron Rents, Inc.	56,300	1,488,572

Cosmetics & Toiletries — 0.3%
Bare Escentuals, Inc.*(a)	63,700	2,284,919

Diversified Operations — 0.7%
Charles & Colvard Ltd.(a)	167,500	1,051,900
Nighthawk Radiology Holdings, Inc.*(a)	34,300	623,917
RHJ International SA (Belgium)*	151,200	3,029,696
Willdan Group, Inc.*	6,900	64,515

		4,770,028

Drugs & Medicine — 0.9%
OSI Pharmaceuticals, Inc.*(a)	177,200	5,847,600

Education — 0.2%
Anhanguera Educacional Participacoes SA, GDR, (Brazil) 144A*	6,000	129,302
New Oriental Education & Technology Group, Inc., ADR*	21,700	879,501

		1,008,803

Electric — 0.3%
ITC Holdings Corp.	44,800	1,939,392

Electronic Components & Equipment — 0.9%
LeCroy Corp.*(a)	80,400	671,340
Spire Corp.*	369,756	4,115,384
Vicor Corp.	156,156	1,564,683

		6,351,407

Entertainment & Leisure — 0.6%
Digital Music Group, Inc.*(a)	167,000	841,680
Life Time Fitness, Inc.*(a)	61,200	3,146,292

		3,987,972

Equipment Services — 0.2%
Global Imaging Systems, Inc.*	71,600	1,396,200

Financial - Bank & Trust — 1.1%
Aozora Bank Ltd. (Japan)	844,600	3,060,457
Cowen Group, Inc.*	111,100	1,848,704
ICICI Bank Ltd., ADR (India)(a)	53,900	1,980,825
Penson Worldwide, Inc.*	11,200	338,128

		7,228,114

Financial Services — 3.7%
Advance America Cash Advance Centers, Inc.	199,100	3,064,149
Affiliated Managers Group, Inc.*(a)	45,987	4,982,692
Euronet Worldwide, Inc.*(a)	107,700	2,892,822
Fortress Investment Group LLC(a)	28,200	808,776
IndyMac Bancorp, Inc.(a)	224,000	7,179,200
optionsXpress Holdings, Inc.	104,100	2,450,514
QC Holdings, Inc.	221,103	2,938,459
SFGC Co. Ltd. (Japan)	4,200	749,185

		25,065,797

Food — 1.1%
Chipotle Mexican Grill, Inc.*(a)	26,000	1,614,600
Darling International, Inc.*	259,900	1,689,350
Lance, Inc.	210,100	4,252,424

		7,556,374

Furniture
Poltrona Frau SpA (Italy)*	34,500	133,421

Healthcare - Medical Products — 0.2%
Thermogenesis Corp.*(a)	346,400	1,260,896

Healthcare - Medical Providers — 0.5%
Psychiatric Solutions, Inc.*	85,500	3,446,505

Healthcare Services — 0.7%
Animal Health International, Inc.*	16,800	203,112
Medarex, Inc.*(a)	287,200	3,716,368
Northfield Laboratories, Inc.*(a)	35,500	128,155
Visicu, Inc.*	38,500	300,300
WebMD Health Corp. (Class A Stock)*(a)	4,400	231,572

		4,579,507

Hotels & Motels — 0.4%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	48,193	2,882,905

Industrial Products — 0.5%
Basin Water, Inc.*(a)	60,100	412,887
Interline Brands, Inc.*	28,000	613,760
Roper Industries, Inc.	19,500	1,070,160
Trinity Industries, Inc.	38,200	1,601,344

		3,698,151

Insurance — 1.7%
Alleghany Corp.*(a)	10,404	3,886,935
Ming An Holdings Co. Ltd., 144A (Hong Kong)*	347,000	99,035
Philadelphia Consolidated Holding Corp.*	53,072	2,334,637

Willis Group Holdings Ltd. (United Kingdom)	133,100	5,268,098

		11,588,705

Internet Services — 4.0%
A.D.A.M., Inc.*(a)	127,800	812,808
Access Integrated Technology, Inc. (Class A Stock)*(a)	113,400	615,762
aQuantive, Inc.*	40,200	1,121,982
Blackboard, Inc.*(a)	24,400	820,572
eBay, Inc.*	27,700	918,255
eCollege.com, Inc.*(a)	157,066	2,819,335
GMARKET, Inc., ADR (South Korea)*	99,200	1,723,104
Jupitermedia Corp.*(a)	791,800	5,241,716
Move, Inc.*	357,700	1,981,658
Navisite, Inc.*	265,200	1,593,852
NIC, Inc.	172,892	926,701
Online Resources Corp. (Germany)*	243,759	2,795,916
Online Resources Corp., (Germany) 144A	61,000	699,670
Sohu.com, Inc.*	30,100	645,043
Sourcefire, Inc.*	41,800	736,934
Stamps.com, Inc.*	111,200	1,597,944
Switch & Data Facilities Co., Inc.*	34,600	626,952
Terremark Worldwide, Inc.*	232,300	1,872,338

		27,550,542

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*(a)	86,700	1,307,436

Manufacturing — 1.0%
Renesola Ltd. (United Kingdom)*	648,000	6,503,335

Media & Communications — 0.3%
Xinhua Finance Media Ltd., ADR (China)*(a)	174,200	1,910,974

Medical Supplies & Equipment — 5.3%
Align Technology, Inc.*	14,100	223,626
Cepheid, Inc.*	24,300	288,684
Ciphergen Biosystems, Inc.*(a)	541,100	757,540
Conceptus, Inc.*	800	16,000
Cytyc Corp.*	106,148	3,631,323
Endo Pharmaceuticals Holdings, Inc.*	285,500	8,393,700
Endologix, Inc.*	206,900	813,117
Illumina, Inc.*(a)	78,900	2,311,770
Incyte Corp.*	478,700	3,154,633
Kyphon, Inc.*	86,774	3,916,978
Labopharm, Inc.*(a)	309,900	1,766,430
Mannkind Corp.*(a)	69,500	993,850
Neurometrix, Inc.*(a)	3,100	30,101
NxStage Medical, Inc.*(a)	112,800	1,502,496
Orthofix International NV*	157,434	8,037,006
Thermage, Inc.*	53,800	489,580

		36,326,834

Oil & Gas — 0.4%
Petroplus Holdings AG (Switzerland)*	38,800	2,761,963

Paper & Forest Products — 0.4%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	1,428,100	2,979,206

Pharmaceuticals — 10.8%
Acusphere, Inc.*(a)	419,500	1,157,820
Adaltis, Inc., 144A (Canada)*	224,200	485,491
Alkermes, Inc.*(a)	107,100	1,653,624
Allergan, Inc.	12	1,330
Alnylam Pharmaceuticals, Inc.*(a)	121,400	2,185,200
Altus Pharmaceuticals, Inc.*(a)	80,700	1,228,254
Auxilium Pharmaceuticals, Inc.*(a)	250,600	3,678,808
Bioenvision, Inc.*(a)	401,700	1,642,953
Cubist Pharmaceuticals, Inc.*(a)	370,800	8,183,556
CV Therapeutics, Inc.*(a)	279,600	2,200,452
Dynavax Technologies Corp.*(a)	530,300	2,884,832
Encysive Pharmaceuticals, Inc.*(a)	374,000	1,013,540
Jerini AG (Germany)*	68,000	404,227
Medicines Co.*(a)	298,850	7,495,158
Medicure, Inc.*	346,700	384,388
Momenta Pharmaceuticals, Inc.*(a)	103,100	1,336,176
Nektar Therapeutics*(a)	148,000	1,932,880
Neurochem, Inc. (Canada)*(a)	218,600	3,296,488
Neurocrine Biosciences, Inc.*(a)	293,600	3,670,000
Newron Pharmacueticals SpA, 144A (Switzerland)*	8,900	439,452
Penwest Pharmaceuticals Co.*(a)	243,000	2,449,440
Point Therapeutics, Inc.*(a)	1,504,600	571,748
Progenics Pharmaceuticals, Inc.*	131,700	3,118,656
Regeneron Pharmaceuticals, Inc.*(a)	88,200	1,906,884
Sepracor, Inc.*(a)	90,800	4,234,004
Somaxon Pharmaceuticals, Inc.*(a)	145,100	1,770,220
Spectrum Pharmaceuticals, Inc.*(a)	298,900	1,874,103
Valera Pharmaceuticals, Inc.*	119,249	995,729
Vical, Inc.*	291,400	1,404,548
Warner Chilcott Ltd. (Class A Stock)*(a)	720,800	10,675,048

		74,275,009

Printing & Publishing — 0.5%
Wiley, (John) & Sons, Inc.	84,000	3,171,840

Railroads — 0.3%
Kansas City Southern*(a)	55,800	1,985,364

Real Estate Investment Trust — 0.7%
Gafisa SA, ADR (Brazil)*(a)	117,800	3,003,900
HFF, Inc. (Class A Stock)*	103,300	1,549,500

		4,553,400

Restaurants — 1.6%
Applebee’s International, Inc.(a)	43,700	1,082,886
Buffalo Wild Wings, Inc.*(a)	107,100	6,822,270

Texas Roadhouse, Inc. (Class A Stock)*(a)	214,800	3,060,900

		10,966,056

Retail & Merchandising — 4.7%
Citi Trends, Inc.*(a)	97,400	4,162,876
Dick’s Sporting Goods, Inc.*(a)	317,000	18,468,420
DSW, Inc.*(a)	43,400	1,831,914
Golfsmith International Holdings, Inc.*	58,100	505,470
Houston Wire & Cable Co.*	25,500	714,510
LJ International, Inc.*(a)	138,800	1,410,208
PC Mall, Inc.*	125,500	1,251,235
Rubio’s Restaurants, Inc.*	76,600	874,772
Submarino SA, GDR, (Brazil) 144A(a)	40,300	2,733,940
Wet Seal, Inc. (The) (Class A Stock)*	55,200	361,560

		32,314,905

Semiconductors — 8.5%
Anadigics, Inc.*(a)	292,900	3,462,078
ARM Holdings PLC, ADR (United Kingdom)	189,929	1,490,943
Aviza Technology, Inc.*	139,100	1,002,911
Bookham, Inc.*(a)	216,200	490,774
CSR PLC (United Kingdom)*	965,700	12,371,267
Eagle Test Systems, Inc.*	92,900	1,545,856
Entegris, Inc.*(a)	144,300	1,544,010
First Solar, Inc.*(a)	138,700	7,213,787
Himax Technologies, Inc., ADR*	186,300	998,568
IPG Photonics Corp.*	9,300	178,560
MEMC Electronic Materials, Inc.*	235,900	14,290,822
Microsemi Corp.*(a)	203,583	4,236,562
ON Semiconductor Corp.*(a)	340,200	3,034,584
Silicon Image, Inc.*	154,500	1,260,720
Spansion, Inc. (Class A Stock)*	231,700	2,824,423
Ultratech, Inc.*(a)	188,000	2,558,680

		58,504,545

Telecommunications — 2.6%
CPI International, Inc.*	79,900	1,535,678
Eschelon Telecom, Inc.*(a)	35,800	1,034,620
Foundry Networks, Inc.*	38,464	521,957
Gilat Satellite Networks (Israel)	541,100	4,464,075
Harris Stratex Networks, Inc.*	185,400	3,557,826
NTELOS Holdings Corp.(a)	102,606	1,972,087
Time Warner Telecom, Inc. (Class A Stock)*(a)	243,100	5,049,187

		18,135,430

Telecommunicatins Equipment — 0.3%
ADVA AG Optical Networking (Germany)*	171,600	1,891,155

Transportation — 11.2%
Con-Way, Inc.	82,400	4,106,816
Dynamex, Inc.*	108,700	2,765,328
EGL, Inc.*	471,600	18,689,508
Expeditors International Washington, Inc.	113,692	4,697,753
Forward Air Corp.	313,650	10,312,812
Kuehne & Nagel International AG (Switzerland)	44,750	3,680,832
Landstar System, Inc.(a)	272,800	12,505,152
Pacer International, Inc.	193,600	5,215,584
Quality Distribution, Inc.*(a)	381,300	3,298,245
Ryder System, Inc.(a)	147,600	7,282,584
TNT NV (Netherlands)*	66,100	3,031,316
UTI Worldwide, Inc. (British Virgin Islands)(a)	59,900	1,472,342

		77,058,272

Utilities — 0.1%
Consolidated Water Co. Ltd.(a)	27,900	661,509

TOTAL COMMON STOCKS (cost $567,265,672)		673,134,544

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CONVERTIBLE BONDS

Pharmaceuticals
Neurochem, Inc.,
Sr. Unsec’d. Notes, 144A (cost $135,000)
	6.00%	11/15/26	NR	$ 135	135,055

	Units

WARRANTS *

Medicure, Inc., expiring 12/02/11	107	—
Point Therapeutics, Inc. expiring 07/01/12	84	—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $567,400,672)		673,269,599

SHORT-TERM INVESTMENTS — 33.6%

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 31.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $213,380,453; includes $213,376,594 of cash collateral for securities on loan) (b)(w)	213,380,453	213,380,453

	Principal Amount (000)#

REPURCHASE AGREEMENT — 2.6%
Greenwich Capital Market, Inc., 5.20%, dated 03/30/07, maturing 04/02/07, repurchase price $17,832,724 (collateralized by U.S. Treasury Note, 5.75%, par value $17,406,000; market value of the collateral including interest $18,191,207; due 08/15/10) (cost $17,825,000)	$ 17,825	17,825,000

TOTAL SHORT-TERM INVESTMENTS (cost $231,205,453)		231,205,453

TOTAL INVESTMENTS — 131.6% (cost $798,606,125)		904,475,052

Liabilities in excess of other assets — (31.6)%		(217,348,285)

NET ASSETS — 100.0%		$687,126,767

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-Income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $202,962,817; cash collateral of $213,376,594 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace — 0.3%
AAR Corp.*	22,523	$620,734

Automotive Parts — 0.1%
Asbury Automative Group, Inc.	11,360	320,920

Basic Materials - Chemical — 1.9%
Albemarle Corp.	17,899	739,945
American Vanguard Corp.	13,403	229,057
Minerals Technologies, Inc.	38,115	2,369,228
NuCo2, Inc.*	18,862	475,700
Penford Corp.	19,483	392,388

		4,206,318

Basic Materials - Forest — 1.4%
Caraustar Industries, Inc.(a)*	152,282	956,331
Universal Forest Products, Inc.	40,676	2,015,496

		2,971,827

Basic Materials - Mining — 1.4%
Commercial Metals Co.*	59,715	1,872,065
Mueller Industries, Inc.	36,219	1,090,192

		2,962,257

Building Materials — 0.7%
Builders FirstSource, Inc.(a)*	17,190	276,243
Chaparral Steel Co.	13,300	773,661
Williams Scotsman International, Inc.*	22,648	445,260

		1,495,164

Business Services — 0.5%
BISYS Group, Inc. (The)(a)*	52,215	598,384
Hewitt Associates, Inc. (Class A Stock)*	18,998	555,311

		1,153,695

Chemicals — 1.8%
Fuller (H.B.) Co.*	46,979	1,281,118
KMG Chemicals, Inc.	28,852	331,798
PolyOne Corp.*	32,763	199,854
UAP Holding Corp.	76,512	1,977,835

		3,790,605

Commercial Banks — 0.7%
Chittenden Corp.	28,305	854,528
Midwest Banc Holdings, Inc.	36,358	643,900

		1,498,428

Commercial Services — 0.5%
Providence Service Corp.(a)*	46,911	1,112,729

Computer Services & Software — 2.6%
Macrovision Corp.*	13,947	349,372
Micros Systems, Inc.(a)*	14,898	804,343
Parametric Technology Corp.(a)*	123,536	2,358,302
Progress Software Corp.*	33,016	1,030,099
Transaction Systems Architects, Inc. (Class A Stock)*	32,294	1,046,003

		5,588,119

Construction — 1.6%
Ryland Group, Inc.(a)*	30,914	1,304,262
Goodman Global, Inc.(a)*	50,090	882,586
Hovnanian Enterprises, Inc. (Class A Stock)(a)*	47,872	1,204,459

		3,391,307

Consumer Cyclicals - Construction — 1.0%
Beazer Homes USA, Inc.(a)	27,843	808,282
Comfort Systems USA, Inc.	84,458	1,011,807
Modtech Holdings, Inc.*	53,839	169,055
Trex Co., Inc.*	4,259	91,696

		2,080,840

Consumer Cyclicals - Leisure & Entertainment — 1.2%
Fossil, Inc.(a)*	75,316	1,993,614
K2, Inc.(a)*	45,311	547,810

		2,541,424

Consumer Cyclicals - Motor Vehicle — 2.0%
Commercial Vehicle Group, Inc.*	60,677	1,249,946
Lithia Motors, Inc. (Class A Stock)*	8,258	226,352
LoJack Corp.*	35,322	670,412
Tenneco Automotive, Inc.*	81,405	2,072,571

		4,219,281

Consumer Cyclicals - Retail Apparel — 1.9%
Aaron Rents, Inc.	41,448	1,095,885
Big Lots, Inc.*	48,716	1,523,836
Gymboree Corp.*	18,079	724,426
K-Swiss, Inc. (Class A Stock)	30,193	815,815

		4,159,962

Consumer Products & Services — 0.7%
G & K Services, Inc.	23,096	837,923
Prestige Brands Holdings, Inc.*	51,747	613,202

		1,451,125

Consumer Staples - Home Products — 1.6%
Elizabeth Arden, Inc.*	80,336	1,752,932
Playtex Products, Inc.*	122,648	1,664,333

		3,417,265

Consumer Staples - Restaurants — 0.5%
California Pizza Kitchen, Inc.(a)*	31,894	1,048,994

Education — 0.2%
Blackboard, Inc.(a)*	10,973	369,022

Electric — 0.1%
ITC Holdings Corp.	4,669	202,121

Electrical Utilities — 0.6%
Cleco Corp.	51,562	1,331,846

Electronic Components & Equipment — 1.6%
Empire District Electric Co. (The)	5,440	134,912
Belden CTD, Inc.	23,459	1,257,168
Electronics For Imaging, Inc.*	86,802	2,035,507

		3,427,587

1

Energy - Energy Resources — 1.8%
Parallel Petroleum Corp.(a)*	74,009	1,698,506
Range Resources Corp.	64,212	2,144,681

		3,843,187

Energy - Oil Services — 1.3%
Oil States International, Inc.(a)*	54,745	1,756,767
W-H Energy Services, Inc.*	24,452	1,142,886

		2,899,653

Entertainment & Leisure — 0.7%
Boyd Gaming Corp.	24,987	1,190,380
Isle of Capri Casinos, Inc.(a)*	15,461	396,111

		1,586,491

Equipment Services — 0.9%
Watsco, Inc.(a)*	36,586	1,868,447

Financial - Bank & Trust — 11.6%
Alabama National Bancorp	29,948	2,120,618
Alliance Bankshares Corp.*	15,819	244,404
Bancorp Bank (The)*	53,003	1,378,078
Bank of the Ozarks, Inc.	10,942	314,254
Berkshire Hills Bancorp, Inc.	23,175	779,839
Brookline Bancorp, Inc.	66,793	846,267
Cardinal Financial Corp.	62,255	621,305
Central Pacific Financial Corp.	34,741	1,270,478
Citizens Banking Corp.	23,332	517,037
CoBiz, Inc.	53,657	1,068,311
Columbia Banking System, Inc.	26,543	895,295
F.N.B. Corp.	42,564	717,203
First Niagara Financial Group, Inc.(a)	53,690	746,828
Glacier Bancorp, Inc.*	54,161	1,302,030
IBERIABANK Corp.	30,248	1,683,604
Millennium Bankshares Corp.*	42,183	431,532
PFF Bancorp, Inc.	82,278	2,495,492
Prosperity Bancshares, Inc.	47,623	1,654,423
Signature Bank*	80,414	2,616,672
Southcoast Financial Corp.*	15,672	349,799
Sterling Bancorp	16,877	305,474
Sterling Financial Corp. (WA)	11,034	344,151
Summit State Bank	12,335	160,355
United Community Banks, Inc.(a)	49,246	1,614,776
West Coast Bancorp*	19,934	637,290

		25,115,515

Financial - Consumer — 0.2%
Knight Trading Group, Inc. (Class A Stock)(a)*	31,986	506,658

Financial - Securities/Asset Management — 0.4%
Technology Investment Capital Corp.	53,460	904,009

Financial - Thrifts — 0.1%
Irwin Financial Corp.	13,622	253,914

Financial Services — 3.1%
Accredited Home Lenders Holding Co.(a)*	41,297	382,823
Apollo Investment Corp.	19,877	425,368
Efunds Corp.*	74,956	1,998,327
Financial Federal Corp.	66,488	1,749,964
First Financial Bankshare	19,218	803,697
Highland Distressed Opportunities, Inc.*	53,490	768,651
Macquarie Infrastucture Co. Trust*	8,355	328,351
Nexity Financial Corp.*	20,088	235,030

		6,692,211

Food — 0.5%
Nash Finch Co.(a)	32,226	1,110,508

Health Care - Drugs — 0.9%
Medarex, Inc.(a)*	124,275	1,608,119
Salix Pharmaceuticals Ltd.(a)*	31,457	396,358

		2,004,477

Healthcare Services — 0.4%
Amedisys, Inc.*	26,461	858,130

Industrial Products — 0.4%
Olympic Steel, Inc.	25,562	792,166

Industrials - Components — 2.4%
Actuant Corp. (Class A Stock)	25,720	1,305,547
Applied Industrial Technologies, Inc.(a)	40,839	1,001,781
Wabash National Corp.	190,164	2,932,329

		5,239,657

Industrials - Defense/Aerospace — 0.5%
Ducommun, Inc.*	4,789	123,221
EDO Corp.	35,747	936,571

		1,059,792

Industrials - Diversified — 0.6%
GrafTech International Ltd.*	145,854	1,324,354

Industrials - Electrical Equipment — 0.9%
Anixter International, Inc.(a)*	20,363	1,342,736
Baldor Electric Co.	2,441	92,124
Franklin Electric Co., Inc.	11,168	519,312

		1,954,172

Industrials - Machinery — 0.5%
MTS Systems Corp.	13,616	528,846
Tennant Co.	15,670	493,448

		1,022,294

Insurance — 0.8%
American Equity Investment Life Holding Co.(a)	125,506	1,647,894

Insurance - Life Insurance — 0.5%
StanCorp Financial Group, Inc.	20,598	1,012,804

Insurance - Property Insurance — 3.5%
Aspen Insurance Holdings Ltd. (Bermuda)	26,584	696,767
Donegal Group, Inc.	26,500	449,970
National Atlantic Holdings Corp.*	31,431	406,403
Navigators Group, Inc.*	20,252	1,016,043
NYMAGIC, Inc.	14,963	611,238
ProAssurance Corp.*	35,031	1,791,836
Procentury Corp.	53,395	1,238,764

2

RLI Corp.	25,078	1,377,534

		7,588,555

Internet Services — 0.2%
Adaptec, Inc.*	89,158	345,041

Machinery & Equipment — 0.3%
Intermec, Inc.(a)*	32,249	720,443

Medical Supplies & Equipment — 3.6%
American Medical Systems Holdings, Inc.(a)*	52,868	1,119,215
Cardiac Science Corp.*	116,857	1,069,241
Owens & Minor, Inc.	50,109	1,840,504
Perkinelmer, Inc.*	85,889	2,080,232
Symmetry Medical, Inc.*	99,216	1,620,197

		7,729,389

Metals & Mining — 0.3%
RBC Bearings, Inc.*	20,127	672,846

Oil & Gas — 0.9%
Vectren Corp.	3,236	92,550
Williams Partners, LP	39,369	1,879,082

		1,971,632

Real Estate Investment Trust — 0.7%
National Retail Properties(a)	64,850	1,568,721

Real Estate Investment Trust - Apartment — 0.6%
American Campus Communities, Inc.	39,579	1,198,848

Real Estate Investment Trust - Hotels — 0.4%
LaSalle Hotel Properties	17,521	812,274

Real Estate Investment Trust - Mortgage — 0.6%
MFA Mortgage Investments, Inc.*	181,358	1,396,457

Real Estate Investment Trust - Office Industrial — 2.8%
Brandywine Realty Trust*	50,445	1,685,368
Lexington Corp. Properties Trust(a)	85,502	1,806,657
Parkway Properties, Inc.	47,860	2,500,685

		5,992,710

Real Estate Investment Trust - Other REIT — 4.1%
Biomed Realty Trust, Inc.	31,229	821,323
Cogdell Spencer, Inc.*	28,140	592,910
Digital Realty Trust, Inc.	24,179	964,742
Entertainment Properties Trust	20,667	1,245,187
Omega Healthcare Investors, Inc.	97,299	1,668,678
Spirit Finance Corp.*	146,165	2,177,858
U-Store-It Trust(a)*	66,946	1,346,953

		8,817,651

Real Estate Investment Trust - Retail — 0.4%
Acadia Realty Trust	35,463	924,520

Registered Investment Company — 3.5%
iShares Russell 2000 Value Index Fund(a)	93,396	7,560,406

Restaurants — 1.4%
CEC Entertainment, Inc.*	44,669	1,855,550
Rare Hospitality International, Inc.*	41,789	1,257,431

		3,112,981

Retail & Merchandising — 2.4%
Casey’s General Stores, Inc.*	86,548	2,164,565
Charming Shoppes, Inc.(a)*	93,964	1,216,834
Christopher & Banks Corp.	11,982	233,290
Guitar Center, Inc.(a)*	8,013	361,547
Hot Topic, Inc.*	26,728	296,681
Steak n Shake Co. (The)*	50,198	841,820

		5,114,737

Semiconductors — 3.3%
AMIS Holdings, Inc.*	64,876	710,392
ATMI, Inc.*	29,820	911,597
Brooks Automation, Inc.(a)*	56,338	966,197
Emulex Corp.(a)*	126,893	2,320,873
Entegris, Inc.(a)*	61,750	660,725
Formfactor, Inc.(a)*	17,125	766,344
Semtech Corp.*	58,947	794,606

		7,130,734

Services - Environmental — 0.9%
Waste Connections, Inc.(a)*	66,030	1,976,938

Services - Industrial Services — 1.4%
ITT Educational Services, Inc.*	8,689	708,067
MAXIMUS, Inc.	21,806	751,871
Resources Connection, Inc.*	19,102	611,073
School Specialty, Inc.*	25,531	921,924

		2,992,935

Software — 1.7%
JDA Software Group, Inc.*	97,688	1,468,250
Lawson Software, Inc.(a)*	274,264	2,218,796

		3,687,046

Technology - Computer Hardware — 0.5%
Insight Enterprises, Inc.*	56,561	1,016,967

Technology - Information Services — 0.1%
MTC Technologies, Inc.*	11,197	235,473

Technology - Semiconductors — 1.4%
Integrated Device Technology, Inc.*	86,948	1,340,738
Tessera Technologies, Inc.*	41,532	1,650,482

		2,991,220

Telecommunications — 3.9%
Andrew Corp.(a)*	40,296	426,735
Dobson Communications Corp. (Class A Stock)*	93,497	803,139
Foundry Networks, Inc.*	47,445	643,829
Knology, Inc.(a)*	22,721	359,673
Plantronics, Inc.(a)	34,298	810,119
Premiere Global Services, Inc.*	174,929	1,962,703
RCN Corp.*	63,443	1,620,969
Tekelec(a)*	113,383	1,690,540

		8,317,707

3

Transportation - Airlines — 0.3%
AirTran Holdings, Inc. (a)*	64,440	661,799

Transportation - Truck Freight — 0.7%
Forward Air Corp.	21,917	720,631
Heartland Express, Inc.	43,527	691,209

		1,411,840

Utilities — 0.2%
Unisource Energy Corp.	12,438	467,047

Utilities - Electrical Utilities — 2.9%
El Paso Electric Co.*	131,967	3,477,331
MGE Energy, Inc.	5,992	212,476
Sierra Pacific Resources*	69,969	1,216,061
Southern Union Co.	1	17
Westar Energy, Inc.	50,854	1,399,502

		6,305,387

Utilities - Gas Utilities — 1.8%
Northwest Natural Gas Co.*	27,628	1,261,771
South Jersey Industries, Inc.	37,274	1,418,276
Southeastern Michigan Gas Enterprises, Inc.*	13,323	101,521
Southwest Gas Corp.*	27,389	1,064,610

		3,846,178

TOTAL LONG-TERM INVESTMENTS (cost $181,373,258)		211,626,385

SHORT-TERM INVESTMENTS — 21.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $47,294,523; includes $43,802,820 of cash collateral for securities on loan)(b)(w)	47,294,523	47,294,523

TOTAL INVESTMENTS — 120.1% (cost $228,667,781)		258,920,908
Liabilities in excess of other assets — (20.1)%		(43,347,328)

NET ASSETS — 100.0%		$215,573,580

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $41,741,844; cash collateral of $43,802,820 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

4

AST SMALL-CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.7%
Aerospace — 2.2%
AAR Corp.*(a)	15,900	438,204
Armor Holdings, Inc.*(a)	31,800	2,141,094
BE Aerospace, Inc.*(a)	113,947	3,612,120
Curtiss-Wright Corp. (Class B Stock)	113,800	4,385,852
DRS Technologies, Inc.	61,610	3,214,194
Esterline Technologies Corp.*	32,200	1,322,454
Heico Corp.	5,000	182,450
Heico Corp. (Class A Stock)	42,305	1,326,262
Kaman Corp. (Class A Stock)	54,400	1,268,064
Moog, Inc. (Class A Stock)*	77,450	3,225,792
Orbital Sciences Corp.*	69,510	1,302,617
Teledyne Technologies, Inc.*	61,663	2,308,663
Triumph Group, Inc.	16,800	929,712

		25,657,478

Airlines — 0.9%
AirTran Holdings, Inc.*(a)	110,712	1,137,012
Alaska Air Group, Inc.*	87,000	3,314,700
ExpressJet Holdings, Inc.*	115,500	674,520
Republic Airways Holdings*	92,502	2,123,846
SkyWest, Inc.	112,700	3,023,741

		10,273,819

Apartment/Residential — 0.5%
Post Properties, Inc.(a)	117,100	5,354,983

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	58,300	1,344,981

Apparel/Shoes — 0.4%
Finish Line, Inc. (The) (Class A Stock)	70,351	886,423
Phillips-Van Heusen	70,100	4,121,880

		5,008,303

Automotive Components — 0.2%
Lear Corp.*	14,300	522,093
Sauer-Danfoss, Inc.	52,900	1,592,290

		2,114,383

Automotive Parts — 2.0%
Aftermarket Technology Corp.*	146,602	3,559,497
American Axle & Manufacturing Holdings, Inc.(a)	62,193	1,700,979
Asbury Automative Group, Inc.	130,900	3,697,925
Cooper Tire & Rubber Co.(a)	173,850	3,179,716
CSK Auto Corp.*(a)	109,301	1,879,977
Group 1 Automotive, Inc.	74,200	2,950,934
Keystone Automotive Industries, Inc.*	13,200	444,840
Modine Manufacturing Co.	40,900	936,610
Sonic Automotive, Inc.	21,800	621,300
Superior Industries International, Inc.(a)	42,910	893,815
Tenneco Automotive, Inc.*	84,600	2,153,916
Visteon Corp.*(a)	54,700	467,138

		22,486,647

Banking
Horizon Financial Corp.	11,975	264,408

Biotechnology — 0.2%
Biosite, Inc.*	10,000	839,700
Enzo Biochem, Inc.*(a)	40,700	613,756
Exelixis Inc.*(a)	66,900	664,986
Martek Biosciences Corp.*	1,900	39,178
Medivation, Inc.*(a)	13,600	256,496
Regeneron Pharmaceuticals, Inc.*	17,000	367,540

		2,781,656

Broadcasting — 0.4%
Belo Corp. (Class A Stock)	71,051	1,326,522
Cox Radio, Inc. (Class A Stock)*	87,400	1,193,010
Lin TV Corp. (Class A Stock)*	10,200	162,180
Radio One, Inc. (Class D Stock)*	198,900	1,284,894
Sinclair Broadcast Group, Inc. (Class A Stock)	10,900	168,405
Westwood One, Inc.	73,900	507,693

		4,642,704

Building Materials — 1.4%
Ameron International Corp.	13,300	875,938
Apogee Enterprises, Inc.	90,015	1,803,901
Builders FirstSource, Inc.*(a)	14,300	229,801
Chaparral Steel Co.(a)	48,800	2,838,696
Eagle Materials, Inc.	25,700	1,146,991
Florida Rock Industries, Inc.	14,000	942,060
Genlyte Group, Inc.*	11,700	825,435
Lennox International, Inc.	58,800	2,099,160
NCI Building Systems, Inc.*	69,700	3,327,478
Patrick Industries, Inc.*	50,159	601,406
Simpson Manufacturing Co., Inc.(a)	29,823	919,741

		15,610,607

Business Services — 1.6%
Avis Budget Group, Inc.*	79,497	2,171,858
BearingPoint, Inc.*(a)	245,700	1,882,062
CRA International, Inc.*(a)	7,700	401,786
Harland, (John H.) Co.	52,309	2,679,790
infoUSA, Inc.	9,600	92,352
Kforce, Inc.*	42,800	589,356
Marlin Business Services Corp.*	23,000	503,240
MAXIMUS, Inc.	6,500	224,120
School Specialty, Inc.*	52,257	1,887,000
Spherion Corp.*	91,800	809,676
TeleTech Holdings, Inc.*	71,500	2,623,335
Viad Corp.	37,600	1,451,360
Watson Wyatt & Co. Holdings	73,346	3,568,283

		18,884,218

Cable Television — 0.2%
Lodgenet Entertainment Corp.*	71,600	2,199,552

Capital Markets — 0.1%
Investors Financial Services Corp.	15,300	889,695

Chemicals — 2.0%
Arch Chemicals, Inc.	54,609	1,704,893
Ferro Corp.	46,041	994,946
FMC Corp.	33,272	2,509,707
Fuller, (H.B.) Co.*	80,700	2,200,689
Georgia Gulf Corp.(a)	26,500	429,565
Grace, (W.R.) & Co.*(a)	53,900	1,424,038
Hercules, Inc.*	128,600	2,512,844

Innospec, Inc. (United Kingdom)	17,600	1,014,464
Minerals Technologies, Inc.	12,400	770,784
NewMarket Corp.	11,500	467,705
O.M. Group, Inc.*(a)	19,500	871,260
Olin Corp.(a)	112,660	1,908,460
Rockwood Holdings, Inc.*	42,400	1,173,632
Sensient Technologies Corp.	77,900	2,008,262
Spartech Corp.	53,400	1,566,756
UAP Holding Corp.	40,800	1,054,680
USEC, Inc.*(a)	10,600	172,250

		22,784,935

Clothing & Apparel — 1.1%
Brown Shoe Co., Inc.	71,950	3,021,900
Deckers Outdoor Corp.*	8,800	624,976
Hanesbrands, Inc.*	71,800	2,110,202
Kellwood Co.	52,800	1,548,624
Kenneth Cole Productions, Inc. (Class A Stock)	4,100	105,247
Quiksilver, Inc.*	35,300	409,480
Skechers USA, Inc. (Class A Stock)*	50,600	1,698,642
Stride Rite Corp.	127,700	1,965,303
Warnaco Group, Inc. (The)*(a)	26,200	744,080

		12,228,454

Commercial Banks — 0.8%
Cascade Financial Corp.	57,353	998,516
Chittenden Corp.	66,400	2,004,616
City National Corp.	10,000	736,000
First Security Group, Inc.	85,450	972,421
Midwest Banc Holdings, Inc.	47,931	848,858
Tompkins Trustco, Inc.	8,120	339,903
UCBH Holdings, Inc.	178,000	3,314,360

		9,214,674

Commercial Services — 0.6%
AMN Healthcare Services, Inc.*(a)	50,300	1,137,786
Arbitron, Inc.	6,200	291,090
Central Parking Corp.	90,300	2,002,854
Kelly Services, Inc. (Class A Stock)	67,500	2,173,500
StarTek, Inc.	10,400	101,816
Vertrue, Inc.*	33,500	1,611,685

		7,318,731

Commercial Services & Supplies — 0.1%
Labor Ready, Inc.*(a)	50,000	949,500

Communications Equipment — 0.3%
Black Box Corp.	95,554	3,491,543
Dycom Industries, Inc.*	13,800	359,628

		3,851,171

Computer Hardware — 0.5%
Gateway, Inc.*	84,500	185,055
Hutchinson Technology, Inc.*(a)	21,600	504,360
Imation Corp.	37,700	1,522,326
Insight Enterprises, Inc.*	22,900	411,742
Komag, Inc.*(a)	21,400	700,422
Palm, Inc.*(a)	88,800	1,609,944
Quantum Corp.*	371,300	1,002,510

		5,936,359

Computer Services & Software — 3.0%
Agilysys, Inc.	64,100	1,440,327
Altiris, Inc.*	24,300	799,713
Aspen Technology, Inc.*	60,100	781,300
BISYS Group, Inc. (The)*	68,467	784,632
Brocade Communications Systems, Inc.*	353,425	3,364,606
Ciber, Inc.*	74,300	584,741
Covansys Corp.*	42,700	1,053,836
Gartner, Inc. (Class A Stock)*(a)	59,400	1,422,630
Inter-Tel, Inc.	43,500	1,028,340
Jack Henry & Associates, Inc.	94,400	2,270,320
Lawson Software, Inc.*(a)	285,100	2,306,459
Magma Design Automation, Inc.*	38,400	459,264
Mantech International Corp. (Class A Stock)*	18,300	611,403
Parametric Technology Corp.*(a)	247,873	4,731,896
Progress Software Corp.*	27,500	858,000
QAD, Inc.	12,700	115,570
Quest Software, Inc.*	28,000	455,560
Radisys Corp.*	19,500	318,630
SafeNet, Inc.*	22,700	642,410
Si International, Inc.*	11,600	333,036
Simpletech, Inc.	12,300	93,603
SPSS, Inc.*	5,400	194,940
Sybase, Inc.*(a)	217,008	5,485,962
Sykes Enterprises, Inc.*	34,000	620,160
SYNNEX Corp.*	5,000	106,200
Systemax, Inc.(a)	41,000	767,930
TALX Corp.	18,150	601,310
THQ, Inc.*(a)	35,755	1,222,463
TIBCO Software, Inc.*	40,000	340,800
Tyler Technologies, Inc.*	38,300	486,410
Webmethods, Inc.*	31,800	228,642

		34,511,093

Computers & Peripherals
Rimage Corp.*	17,800	461,198

Conglomerates — 0.2%
Griffon Corp.*(a)	95,121	2,354,245

Construction — 0.6%
Building Material Holding Corp.	45,600	825,816
Granite Construction, Inc.	25,000	1,381,500
Insituform Technologies, Inc. (Class A Stock)*(a)	29,739	618,274
Perini Corp.*	29,518	1,088,033
Washington Group International, Inc.*	26,100	1,733,562
WCI Communities, Inc.*(a)	52,840	1,127,606

		6,774,791

Consumer Cyclicals - Leisure & Entertainment — 0.1%
Callaway Golf Co.	87,400	1,377,424

Consumer Cyclicals - Motor Vehicle — 0.1%
ArvinMeritor, Inc.	75,300	1,374,225

Consumer Products & Services — 2.1%
Aaron Rents, Inc.	11,100	293,484
American Greetings Corp. (Class A Stock)	42,968	997,287
AptarGroup, Inc.	60,426	4,044,312
Buckeye Technologies, Inc.*	58,500	759,330
Central Parking Corp.*	70,224	1,037,209
Electro Rental Corp.*	17,900	257,760
Elizabeth Arden, Inc.*	35,500	774,610
FTD Group, Inc.	63,000	1,041,390

Jakks Pacific, Inc.*(a)	61,900	1,479,410
Regis Corp.	109,490	4,420,111
Steinway Musical Instruments, Inc.	22,100	713,167
Tupperware Corp.	258,900	6,454,377
Universal Corp. (VA)	29,300	1,797,555

		24,070,002

Containers & Packaging — 0.7%
Bemis Co., Inc.	43,249	1,444,084
Greif, Inc. (Class A Stock)	20,500	2,277,755
Silgan Holdings, Inc.	74,100	3,787,251

		7,509,090

Distribution/Wholesale — 0.2%
Central European Distribution Corp.*	78,700	2,290,957

Diversified Consumer Services — 0.1%
Steiner Leisure Ltd.*	24,872	1,118,743

Diversified Financial Services — 0.4%
Portfolio Recovery Associates, Inc.*(a)	33,207	1,482,693
SWS Group, Inc.	35,800	888,198
The South Financial Group, Inc.*(a)	79,978	1,977,056
United Community Financial Corp.	53,500	591,175

		4,939,122

Drugs & Medicine
Adams Respiratory Therapeutics, Inc.*(a)	15,100	507,813

Education
Nobel Learning Communities, Inc.*	6,808	103,073

Electric Utilities — 0.3%
MGE Energy, Inc.	8,400	297,864
Portland General Electric Co.(a)	62,982	1,839,074
SJW Corp.	27,800	1,125,344

		3,262,282

Electronic Components & Equipment — 2.8%
Advanced Energy Industries, Inc.*	26,100	549,144
Anixter International, Inc.*(a)	63,100	4,160,814
Avnet, Inc.*(a)	53,427	1,930,852
Bel Fuse, Inc. (Class B Stock)	30,800	1,192,268
Belden CDT, Inc.	51,197	2,743,647
Benchmark Electronics, Inc.*	62,950	1,300,547
C-COR, Inc.*	12,400	171,864
Checkpoint Systems, Inc.*	27,900	660,114
Coherent, Inc.*(a)	93,079	2,954,328
Conexant Systems, Inc.*	24,100	39,765
CTS Corp.	63,100	872,042
Electro Scientific Industries, Inc.*	6,000	115,440
Electronics For Imaging, Inc.*	63,600	1,491,420
Genesis Microchip, Inc.*	14,600	135,634
Hubbell, Inc. (Class B Stock)	13,600	656,064
Kopin Corp.*	8,600	29,068
Littelfuse, Inc.*	49,799	2,021,839
Mentor Graphics Corp.*(a)	90,400	1,477,136
Optical Communication Products, Inc.*	56,600	75,844
Park Electrochemical Corp.	15,800	428,496
Pericom Semiconductor Corp.*	12,900	126,162
Plexus Corp.*	14,300	245,245
Regal-Beloit Corp.	104,400	4,842,072
Synopsys, Inc.*(a)	83,081	2,179,215
Technitrol, Inc.	17,500	458,325
The Empire District Electric Co.(a)	43,739	1,084,727
TTM Technologies, Inc.*	37,100	353,934

		32,296,006

Electronic Equipment & Instruments — 0.1%
Tektronix, Inc.	46,412	1,306,962

Electronics — 0.6%
Brady Corp. (Class A Stock)*	38,455	1,199,796
Greatbatch, Inc.*	9,500	242,250
Kemet Corp.*(a)	32,200	246,330
Paxar Corp.*	97,056	2,785,507
Varian, Inc.*	37,300	2,173,098

		6,646,981

Energy - Energy Resources — 0.3%
Parallel Petroleum Corp.*(a)	149,700	3,435,615

Energy Equipment & Services — 0.3%
Input Output, Inc.*	87,230	1,202,029
National-Oilwell Varco, Inc.*	21,000	1,633,590
Superior Well Services, Inc.*	14,800	338,180

		3,173,799

Entertainment — 0.1%
Century Casinos, Inc.*(a)	39,073	322,352
Macrovision Corp.*(a)	19,000	475,950

		798,302

Environmental Services — 0.4%
Clean Harbors, Inc.*(a)	36,630	1,656,409
Tetra Tech, Inc.*	114,542	2,183,170
Waste Services, Inc.*(a)	18,333	182,230

		4,021,809

Equipment Services — 0.8%
Bally Technologies, Inc.*	84,165	1,984,611
General Cable Corp.*	87,500	4,675,125
Global Imaging Systems, Inc.*	8,800	171,600
RPC, Inc.	29,225	486,888
Universal Compression Holdings, Inc.*(a)	15,800	1,069,344
Watsco, Inc.(a)	13,200	674,124

		9,061,692

Exchange Traded Funds — 0.4%
Ishares Nasdaq Biotechnology Index Fund*(a)	17,227	1,304,945
IShares S&P Smallcap 600 Barra Value Index Fund(a)	37,531	2,879,003

		4,183,948

Farming & Agriculture — 0.4%
Accredited Home Lenders Holding Co.*(a)	25,600	237,312
Alliance One International, Inc.*	470,200	4,339,946

		4,577,258

Financial - Bank & Trust — 10.1%
1St Source Corp.	21,000	549,570
Amcore Financial, Inc.(a)	64,592	2,050,796
AmericanWest Bancorp.	11,000	236,940
Ameris Bancorp.	23,620	578,218

Asta Funding, Inc.(a)	67,600	2,918,968
Bancfirst Corp.	14,600	676,710
Bancorpsouth, Inc.	76,792	1,877,564
Bank Mutual Corp.	181,501	2,063,666
Bank of Granite Corp.*	31,300	560,896
BankAtlantic Bancorp, Inc. (Class A Stock)	164,583	1,803,830
BankUnited Financial Corp. (Class A Stock)(a)	34,300	727,503
Banner Corp.	9,100	378,105
Berkshire Hills Bancorp, Inc.	1,700	57,205
Camden National Corp.	12,800	555,520
Capital Bancorp Ltd.	17,500	644,875
Capital Corp of The West	40,020	1,062,531
Cardinal Financial Corp.	106,561	1,063,479
Cathay General Bancorp(a)	19,100	649,018
Central Pacific Financial Corp.	104,044	3,804,889
Chemical Financial Corp.	26,385	786,009
Citizens Banking Corp.	114,823	2,544,483
City Bank/Lynnwood WA	35,815	1,150,020
City Holding Co.(a)	100,100	4,049,045
Colonial Bancgroup, Inc.	61,200	1,514,700
Columbia Bancorp (OR)	2,500	60,025
Columbia Banking System, Inc.	81,400	2,745,622
Community Bank System, Inc.	27,400	573,208
Community Trust Bancorp, Inc.	32,042	1,160,882
Corus Bankshares, Inc.(a)	220,400	3,760,024
Cullen / Frost Bankers, Inc.	56,612	2,962,506
Farmers Capital Bank Corp.	7,200	211,536
First Bancorp (Puerto Rico)	92,000	1,219,920
First Communtiy Bancshares, Inc.	18,000	702,000
First Financial Bancorp	126,759	1,915,329
First Financial Holdings, Inc.	10,300	356,380
First Niagara Financial Group, Inc.	142,217	1,978,238
First Place Financial Corp. (OH)	25,100	538,395
First Regional Bancorp*	11,800	350,460
First Republic Bank (CA)	43,350	2,327,895
FirstFed Financial Corp.*(a)	19,700	1,119,551
FirstMerit Corp.(a)	178,044	3,758,509
Flagstar Bancorp, Inc.	41,400	494,730
FNB Co.	14,900	533,867
Great Southern Bancorp, Inc.	17,400	509,472
Greater Bay Bancorp	53,700	1,443,993
Greene County Bancshares, Inc.	7,400	250,934
Heartland Financial USA, Inc.(a)	10,900	291,575
Heritage Commerce Corp.	5,100	129,999
IBERIABANK Corp.	68,272	3,800,020
Independent Bank Corp. (MA)	51,000	1,679,940
Independent Bank Corp. (MI)*	57,458	1,170,419
Integra Bank Corp.	28,000	624,120
Intervest Bancshares Corp.*	20,600	591,220
Irwin Financial Corp.	61,200	1,140,768
MAF Bancorp, Inc.	83,100	3,435,354
MainSource Financial Group, Inc.	31,570	536,059
MB Financial, Inc.	66,200	2,383,862
Mercantile Bank Corp.	17,267	560,832
Mid-State Bancshares	27,100	994,299
Nara Bancorp, Inc.	40,400	707,404
National Penn Bancshares, Inc.(a)	34,033	643,224
NewAlliance Bancshares, Inc.	123,504	2,002,000
Ocwen Financial Corp.*	40,000	514,800
Old Second Bancorp, Inc.	7,600	208,240
Oriental Financial Group, Inc.	37,520	441,986
PAB Bankshares, Inc.	12,440	220,934
Pacific Capital Bancorp	55,800	1,792,296
Peoples Bancorp, Inc.	19,800	522,918
Prosperity Bancshares, Inc.	23,400	812,916
Provident Bankshares Corp.	34,400	1,130,384
R&G Financial Corp. (Class B Stock)*	112,500	562,500
Rainier Pacific Financial Group, Inc.	28,090	557,867
Renasant Corp.	23,800	587,384
Republic Bancorp, Inc. (KY) (Class A Stock)	8,147	184,203
Royal Bancshares of Pennsylvania, Inc. (Class A Stock)	11,351	269,592
SCBT Financial Corp.	7,617	276,192
Security Bank Corp. (GA)	20,000	402,800
Sierra Bancorp	2,700	75,762
Signature Bank*	69,824	2,272,073
Simmons First National Corp. (Class A Stock)	14,800	445,036
Southwest Bancorp, Inc.	55,700	1,430,933
Sterling Financial Corp.	304,010	8,356,973
Superior Bancorp*(a)	87,060	940,248
Taylor Capital Group, Inc.	19,400	679,000
TierOne Corp.	41,400	1,119,456
Trico Bancshares	19,100	452,097
UMB Financial Corp.	78,858	2,977,678
Umpqua Holdings Corp.	103,777	2,778,110
Union Bankshares Corp.	11,400	295,716
United Bancshares, Inc.	15,500	542,965
West Coast Bancorp*	76,300	2,439,311

		115,259,481

Financial - Brokerage — 0.4%
Charter Municipal Mortgage Acceptance Co.	37,400	723,690
Greenhill & Co., Inc.(a)	2,500	153,475
Knight Capital Group, Inc. (Class A Stock)*(a)	117,500	1,861,200
Piper Jaffray Cos., Inc.*(a)	11,000	681,340
Sterling Banchares, Inc.	90,100	1,007,318

		4,427,023

Financial Services — 2.4%
Advanta Corp. (Class B Stock)	40,400	1,771,136
Boston Private Financial Holdings, Inc.	68,800	1,920,896
Deluxe Corp.	71,800	2,407,454
Dime Community Bancshares	34,400	455,112
Dollar Financial Corp.*	88,268	2,233,180
Doral Financial Corp.*(a)	49,600	81,344
Federal Agricultural Mortgage Corp. (Class C Stock)	9,600	261,120
Financial Federal Corp.	139,290	3,666,113
Hanmi Financial Corp.	182,300	3,474,638
ITLA Capital Corp.	10,000	520,200
Lakeland Financial Corp.	6,500	147,550
MBT Financial Corp.	12,400	160,084
MCG Capital Corp.	63,000	1,181,880
Partners Trust Financial Group, Inc.	74,800	854,964
Santander Bancorp	4,200	73,962
Technology Investment Capital Corp.	114,521	1,936,550
W Holding Co., Inc.	140,512	702,560

Waddell & Reed Financial, Inc. (Class A Stock)*	86,400	2,014,848
World Acceptance Corp.*(a)	67,200	2,684,640
WSFS Financial Corp.	16,600	1,070,368

		27,618,599

Food — 2.1%
Corn Products International, Inc.	45,108	1,605,394
Nash Finch Co.(a)	93,800	3,232,348
Performance Food Group Co.*	65,267	2,014,792
Premium Standard Farms, Inc.	7,400	155,696
Ralcorp Holdings, Inc.*(a)	87,172	5,605,160
Ruddick Corp.	83,900	2,523,712
Smithfield Foods, Inc.*(a)	24,100	721,795
Smucker, (J.M.) Co. (The)	67,832	3,616,802
SPARTAN	87,900	2,355,720
Weis Markets, Inc.	57,000	2,547,900

		24,379,319

Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.*	106,436	2,661,964

Food Products — 0.5%
Del Monte Foods Co.	341,915	3,925,184
Pilgrim’s Pride Corp.(a)	41,700	1,384,023

		5,309,207

Furniture — 0.3%
Furniture Brands International, Inc.(a)	94,700	1,494,366
Kimball International, Inc. (Class B Stock)	35,100	676,728
Sealy Corp.	42,100	735,908

		2,907,002

Gas Distribution — 0.2%
Petrohawk Energy Corp.*	206,700	2,722,239

Health Services — 0.2%
Healthspring, Inc.*	111,800	2,632,890

Healthcare - Medical Providers — 0.2%
Psychiatric Solutions, Inc.*	54,500	2,196,895

Healthcare Products — 0.3%
Symmetry Medical, Inc.*	68,618	1,120,532
Syneron Medical Ltd. (Israel)*	76,700	2,074,735

		3,195,267

Healthcare Services — 2.1%
Amedisys, Inc.*	63,200	2,049,576
AMERIGROUP Corp.*(a)	75,800	2,304,320
AmSurg Corp.*	91,100	2,231,039
Apria Healthcare Group, Inc.*	28,522	919,834
Cross Country Healthcare, Inc.*	56,100	1,022,703
Genesis HealthCare Corp.*	1,100	69,421
Gentiva Health Services, Inc*	127,100	2,563,607
Kindred Healthcare, Inc.*	36,700	1,203,026
LifeCell Corp.*(a)	27,300	681,681
LifePoint Hospitals, Inc.*	81,772	3,125,326
Magellan Health Services, Inc.*	31,100	1,306,200
Molina Healthcare, Inc.*	10,700	327,313
Pediatrix Medical Group, Inc.*	37,900	2,162,574
RehabCare Group, Inc.*	52,200	828,414
Res-Care, Inc.*	122,634	2,146,095
Sunrise Senior Living, Inc.*(a)	15,400	608,608

		23,549,737

Healthcare Technology — 0.1%
Dendrite International, Inc.*	46,000	720,360

Healthcare Equipment & Services — 0.1%
National Dentex Corp.*	51,110	719,629

Hotels & Motels
Ameristar Casinos, Inc.	5,700	183,027

Hotels, Restaurants & Leisure — 0.2%
O’ Charleys, Inc.*(a)	77,800	1,500,762
Trump Entertainment Resorts, Inc.*(a)	36,100	652,327

		2,153,089

Household Durables — 0.1%
Snap-on, Inc.	19,900	957,190

Household Products — 0.3%
Central Garden and Pet Co.*	47,500	698,250
Helen of Troy Ltd. (Bermuda)*	79,800	1,812,258
Prestige Brands Holdings, Inc.*	66,600	789,210

		3,299,718

Industrial Products — 2.6%
Actuant Corp. (Class A Stock)(a)	18,400	933,984
Acuity Brands, Inc.	36,100	1,965,284
Barnes Group, Inc.	208,900	4,806,789
Ceradyne, Inc.*	13,200	722,568
CIRCOR International, Inc.	67,982	2,426,957
EnPro Industries, Inc.*	82,800	2,984,940
Flanders Corp.*(a)	205,126	1,487,164
Interface, Inc. (Class A Stock)	86,773	1,387,500
Kaydon Corp.(a)	144,374	6,144,558
Myers Industries, Inc.	195,700	3,655,676
UniFirst Corp. (MA)	36,005	1,381,512
Watts Water Technologies, Inc. (Class A Stock)(a)	23,600	897,508
WESCO International, Inc.*	19,471	1,222,389

		30,016,829

Insurance — 5.2%
Allied World Assurance Holdings Ltd. (Bermuda)	36,880	1,576,620
American Equity Investment Life Holding Co.(a)	89,269	1,172,102
American Physicians Capital, Inc.*	19,400	777,552
Argonaut Group, Inc.*	111,400	3,604,904
CNA Surety Corp.*	52,320	1,103,952
Delphi Financial Group, Inc. (Class A Stock)	99,300	3,994,839
Direct General Corp.*	21,800	463,468
Employers Holdings, Inc.*	55,677	1,114,654
Endurance Specialty Holdings Ltd. (Bermuda)	60,700	2,169,418
FPIC Insurance Group, Inc.*	16,600	741,522
Hanover Insurance Group, Inc. (The)	42,300	1,950,876
Harleysville Group, Inc.	21,000	682,290
Horace Mann Educators Corp.	85,287	1,752,648
Infinity Property & Casual Corp.	68,478	3,208,879
IPC Holdings Ltd.	63,900	1,843,515
James River Group, Inc.	6,000	187,860
LandAmerica Financial Group, Inc.(a)	29,100	2,150,781
Midland Co.	13,720	582,002

Navigators Group, Inc.*	23,600	1,184,012
Odyssey Re Holdings Corp.(a)	87,100	3,423,901
Ohio Casualty Corp.	50,300	1,506,485
Platinum Underwriters Holdings Ltd. (Bermuda)	149,245	4,787,780
PMA Capital Corp. (Class A Stock)*	186,100	1,747,479
ProAssurance Corp.*(a)	66,831	3,418,406
RLI Corp.	6,600	362,538
Safety Insurance Group, Inc.	98,000	3,931,760
Seabright Insurance Holdings, Inc.*	31,200	574,080
Selective Insurance Group, Inc.	71,600	1,822,936
Stewart Information Services Corp.(a)	28,300	1,182,657
The Phoenix Cos., Inc.	23,100	320,628
United Fire & Casualty Co.	58,300	2,048,079
Zenith National Insurance Corp.*	86,050	4,067,583

		59,456,206

Internet Services — 0.4%
Adaptec, Inc.*	95,000	367,650
eSpeed, Inc. (Class A Stock)*	4,600	43,700
iPass, Inc.*(a)	30,800	154,924
Interwoven, Inc.*	63,600	1,074,840
ProQuest Co.*	24,000	216,000
SonicWall, Inc.*	51,500	430,540
United Online, Inc.	142,000	1,992,260

		4,279,914

Investments & Miscellaneous Financial Services
Medallion Financial Corp.	32,300	369,512

Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.	31,300	2,003,513

IT Services — 0.5%
Medquist, Inc.*	57,220	568,767
Perot Systems Corp. (Class A Stock)*	303,738	5,427,798

		5,996,565

Leisure Equipment & Products — 0.4%
K2, Inc.*(a)	393,500	4,757,415

Machinery — 1.0%
Albany International Corp. (Class A Stock)(a)	37,700	1,354,938
Crane Co.	23,452	947,930
Gibraltar Industries, Inc.	87,965	1,989,768
IDEX Corp.	24,401	1,241,523
Mueller Industries, Inc.	63,200	1,902,320
Wabtec Corp.	110,400	3,807,696

		11,244,175

Machinery & Equipment — 1.8%
Applied Industrial Technologies, Inc.(a)	175,000	4,292,750
Astec Industries, Inc.*	10,800	434,700
Briggs & Stratton Corp.(a)	42,009	1,295,978
Cascade Corp.(a)	20,500	1,226,105
Federal Signal Corp.	132,153	2,051,015
Gehl Co.*	10,400	263,952
Kadant, Inc.*	86,823	2,201,831
Kennametal, Inc.	52,800	3,569,808
Lone Star Technologies, Inc.*(a)	18,200	1,201,746
Mueller Water Products, Inc.(a)	134,000	1,850,540
Nacco Industries, Inc. (Class A Stock)	7,800	1,071,798
Smith, (A.O.) Corp.	21,800	833,196
Tennant Co.	21,100	664,439

		20,957,858

Manufacturing — 0.1%
Reddy Ice Holdings, Inc.	26,100	787,698

Marine — 0.1%
Kirby Corp.*	41,100	1,437,678

Media — 0.5%
Entercom Communications Corp.	57,500	1,620,350
Lee Enterprises, Inc.	136,300	4,095,815
Media General, Inc. (Class A Stock)	12,000	457,920

		6,174,085

Medical Products — 0.4%
Cooper Cos., Inc. (The)	82,434	4,007,941

Medical Supplies & Equipment — 1.2%
Alliance Imaging, Inc.*	92,000	803,160
Applera Corp. - Celera Genomics Group*	19,400	275,480
Arena Pharmaceuticals, Inc.*	22,600	245,436
Bio-Rad Laboratories, Inc. (Class A Stock)*	24,800	1,732,032
Cambrex Corp.	9,755	239,973
CONMED Corp.*	46,700	1,365,041
Cypress Bioscience, Inc.*	46,900	356,440
HealthTronics, Inc.*	30,100	162,239
ICU Medical, Inc.*	6,100	239,120
Invacare Corp.	15,300	266,832
Mettler-Toledo International, Inc.*	12,011	1,075,825
Option Care, Inc.(a)	154,800	2,058,840
Orthofix International NV*	22,730	1,160,367
Owens & Minor, Inc.	45,818	1,682,895
PSS World Medical, Inc.*(a)	52,800	1,116,192
Savient Pharmaceuticals, Inc.*	35,400	425,508
STERIS Corp.	21,100	560,416
SurModics, Inc.*(a)	2,800	100,800
Viasys Healthcare, Inc.*	12,000	407,880

		14,274,476

Metals & Mining — 1.3%
Commercial Metals Co.	72,800	2,282,280
Iamgold Corp. (Canada)	256,300	1,976,073
NN, Inc.	49,800	622,002
Quanex Corp.(a)	63,125	2,673,344
RBC Bearings, Inc.*	16,100	538,223
RTI International Metals, Inc.*(a)	24,649	2,243,305
Ryerson Tull, Inc.(a)	13,500	534,870
Schnitzer Steel Industries, Inc. (Class A Stock)	16,900	678,873
Valmont Industries, Inc.	49,400	2,856,802

		14,405,772

Metals/Mining Excluding Steel — 0.3%
Uranium Resources, Inc.*	375,600	3,061,140

Networking/Telecommunications Equipment — 0.3%
Arris Group, Inc.*(a)	268,500	3,780,480

Office Equipment — 0.8%
Ennis, Inc.	95,300	2,550,228

Hon Industries, Inc.	43,900	2,016,327
IKON Office Solutions, Inc.	122,100	1,754,577
United Stationers, Inc.*	40,400	2,420,768

		8,741,900

Oil & Gas — 2.8%
Alon USA Energy, Inc.	63,200	2,287,840
Atwood Oceanics, Inc.*(a)	40,300	2,365,207
Berry Petroleum Co. (Class A Stock)	70,699	2,167,631
Bois D Arc Energy, Inc.*	28,400	375,732
Callon Petroleum Co.*	14,400	195,408
Comstock Resources, Inc.*	32,000	876,160
Delta Petroleum Corp.*(a)	109,000	2,502,640
Energy Partners Ltd.*	36,000	653,400
Giant Industries, Inc.*	11,000	832,150
Hanover Compressor Co.*	23,300	518,425
Harvest Natural Resources, Inc.*	54,800	533,752
Houston Exploration Co.*	28,300	1,526,785
Nicor, Inc.	46,100	2,232,162
Northwest Natural Gas Co.	17,900	817,493
Oil States International, Inc.*(a)	52,700	1,691,143
Petroquest Energy, Inc.*(a)	189,900	2,219,931
Rosetta Resources, Inc.*	6,900	141,726
St. Mary Land & Exploration Co.	57,000	2,090,760
Stone Energy Corp.*	36,200	1,074,778
Superior Energy Services, Inc.*	61,400	2,116,458
The Laclede Group, Inc.	57,400	1,783,992
Trico Marine Services, Inc.*(a)	79,800	2,973,348
Union Drilling, Inc.*	32,200	457,240

		32,434,161

Oil, Gas & Consumable Fuels — 0.4%
Denbury Resources, Inc.*	54,737	1,630,615
Western Refining, Inc.	27,200	1,061,344
XTO Energy, Inc.	31,000	1,699,110

		4,391,069

Paper & Forest Products — 0.7%
Glatfelter	32,200	480,102
Neenah Paper, Inc.	39,058	1,552,165
Rock-Tenn Co. (Class A Stock)	72,500	2,407,000
Schweitzer-Manduit International, Inc.	50,100	1,244,985
Universal Forest Products, Inc.	35,500	1,759,025

		7,443,277

Personal Services — 0.4%
CompuCredit Corp.*(a)	16,400	512,008
Geo Group, Inc.*	57,700	2,614,964
Stewart Enterprises, Inc. (Class A Stock)	176,100	1,419,366
Volt Information Sciences, Inc.*(a)	17,100	447,849

		4,994,187

Pharmaceuticals — 0.7%
Adolor Corp.*(a)	26,100	228,375
Alpharma, Inc. (Class A Stock)	31,600	760,928
Atherogenics, Inc.*(a)	17,500	49,175
Auxilium Pharmaceuticals, Inc.*	20,200	296,536
Axcan Pharma, Inc. (Canada)*	127,500	2,105,025
Bentley Pharmaceuticals, Inc.*(a)	85,200	697,788
Bradley Pharmaceuticals, Inc.*	15,400	295,526
Cubist Pharmaceuticals, Inc.*(a)	16,500	364,155
Nektar Therapeutics*(a)	27,900	364,374
Par Pharmaceutical Cos., Inc.*	11,900	298,928
Perrigo Co.	37,600	664,016
Progenics Pharmaceuticals, Inc.*(a)	21,300	504,384
United Therapeutics Corp.*(a)	9,100	489,398
Valeant Pharmaceuticals International	17,700	306,033

		7,424,641

Precious Metals
Meridian Gold, Inc.*	16,240	414,607

Printing & Publishing — 0.4%
Consolidated Graphics, Inc.*(a)	18,300	1,355,115
Courier Corp.	25,281	987,729
Journal Register Co.	43,900	261,644
Scholastic Corp.*	44,400	1,380,840
Valassis Communications, Inc.*(a)	19,300	331,767

		4,317,095

Railroads — 0.2%
Genesee & Wyoming, Inc. (Class A Stock)*	87,100	2,317,731

Real Estate Investment Trust — 6.6%
American Financial Realty Trust	184,700	1,861,776
American Home Mortgage Investment Corp.(a)	38,000	1,025,620
American Land Lease, Inc.	21,334	533,350
Anthracite Capital, Inc.	189,600	2,275,200
Arbor Realty Trust, Inc.(a)	40,960	1,246,822
Ashford Hospitality Trust	260,100	3,105,594
Biomed Realty Trust, Inc.	99,137	2,607,303
Capital Trust, Inc. (Class A Stock)(a)	17,800	811,146
Cousins Properties, Inc.	35,800	1,176,388
Duke Realty Corp.(a)	14,700	639,009
Education Realty Trust, Inc.(a)	98,893	1,461,639
Equity Inns, Inc.	78,700	1,289,106
Equity Lifestyle Properties, Inc.(a)	29,200	1,577,092
Equity One, Inc.	92,640	2,454,960
Extra Space Storage, Inc.	19,000	359,860
FelCor Lodging Trust, Inc.	286,700	7,445,599
First Potomac Realty Trust(a)	58,200	1,662,774
Government Properties Trust, Inc.	60,400	646,280
Hersha Hospitality Trust	60,500	712,690
Highland Hospitality Corp.	176,800	3,147,040
IMPAC Mortgage Holdings, Inc.(a)	78,200	391,000
Innkeepers USA Trust	287,739	4,684,391
Kilroy Realty Corp.(a)	10,900	803,875
LaSalle Hotel Properties(a)	65,400	3,031,944
Lexington Corp. Properties Trust(a)	212,100	4,481,673
Liberty Property Trust(a)	13,200	643,104
LTC Properties, Inc.	42,300	1,095,993
Maguire Properties, Inc.	27,300	970,788
Medical Properties Trust, Inc.(a)	123,700	1,817,153
MFA Mortgage Investments, Inc.	54,400	418,880
Mid-America Apartment Communities, Inc.*	12,151	683,615
National Health Investors, Inc.	35,700	1,118,838

Omega Healthcare Investors, Inc.	13,900	238,385
Parkway Properties, Inc.	23,300	1,217,425
Pennsylvania Real Estate Investment Trust	98,000	4,344,340
RAIT Investment Trust	76,200	2,129,028
Saul Centers, Inc.(a)	44,400	2,526,360
Senior Housing Properties Trust(a)	99,700	2,382,830
Spirit Finance Corp.	227,900	3,395,710
Sunstone Hotel Investors, Inc.(a)	105,000	2,862,300
Winston Hotels, Inc.	50,400	757,512

		76,034,392

Restaurants — 0.9%
Applebee’s International, Inc.(a)	37,899	939,137
Bob Evans Farms, Inc.	3,600	133,020
Brinker International, Inc.	35,160	1,149,732
Domino’s Pizza, Inc.	84,900	2,756,703
Jack in the Box, Inc.*	53,300	3,684,629
Papa John’s International, Inc.*	14,500	426,300
Ruby Tuesday, Inc.	69,700	1,993,420

		11,082,941

Retail — 0.6%
Big Lots, Inc.*	97,100	3,037,288
Dillard’s, Inc. (Class A Stock)	33,100	1,083,363
Ethan Allen Interiors, Inc.*(a)	74,088	2,618,270

		6,738,921

Retail & Merchandising — 3.4%
Bebe Stores, Inc.*(a)	54,475	946,776
Blockbuster, Inc.*(a)	72,400	466,256
Bon-Ton Stores, Inc.(a)	21,800	1,226,032
Cash America International, Inc.	91,000	3,731,000
Charming Shoppes, Inc.*(a)	130,300	1,687,385
Christopher & Banks Corp.	41,200	802,164
Dress Barn, Inc.*(a)	26,400	549,384
Genesco, Inc.*(a)	20,900	867,977
Lithia Motors, Inc. (Class A Stock)	58,600	1,606,226
Men’s Wearhouse, Inc. (The)	68,981	3,245,556
Movado Group, Inc.	19,500	574,275
NBTY, Inc.*	72,300	3,834,792
Oxford Industries, Inc.	4,100	202,704
Pacific Sunwear of California*(a)	73,509	1,531,192
Pantry, Inc. (The)*	50,553	2,286,007
Payless Shoesource, Inc.*	44,000	1,460,800
Perry Ellis International, Inc.*	54,250	1,735,457
RC2 Corp.*(a)	30,200	1,219,778
Rent-A-Center, Inc.*(a)	56,500	1,580,870
Retail Ventures, Inc.*(a)	43,200	909,360
Shoe Carnival, Inc.*	12,000	399,600
Stage Stores, Inc.	82,200	1,916,082
Tween Brands, Inc.*(a)	5,300	189,316
United Auto Group, Inc.	94,200	1,912,260
Vector Group Ltd.(a)	113,000	2,114,230
West Marine, Inc.*(a)	95,000	1,729,950

		38,725,429

Road & Rail
Arkansas Best Corp.(a)	6,500	231,075

Semiconductors — 2.0%
Actel Corp.*	23,400	386,568
AMIS Holdings, Inc.*	47,500	520,125
Amkor Technology, Inc.*	85,000	1,060,800
Applied Micro Circuits Corp.*	169,300	617,945
Asyst Technologies, Inc.*	92,500	650,275
Axcelis Technologies, Inc.*	79,500	607,380
Brooks Automation, Inc.*(a)	79,100	1,356,565
Cirrus Logic, Inc.*	56,700	434,322
Cohu, Inc.	26,200	492,560
Credence Systems Corp.*	48,300	159,873
DSP Group, Inc.*	22,500	427,500
Emulex Corp.*	95,205	1,741,299
Entegris, Inc.*(a)	208,011	2,225,718
Exar Corp.*	88,342	1,169,648
Fairchild Semiconductor International, Inc.*	88,700	1,483,064
Kulicke & Soffa Industries, Inc.*(a)	210,141	1,943,804
Lattice Semiconductor Corp.*	63,200	369,720
Mattson Technology, Inc.*	21,900	199,290
MKS Instruments, Inc.*	44,100	1,125,432
MRV Communications, Inc.*	31,400	111,470
Omnivision Technologies, Inc.*(a)	52,500	680,400
ON Semiconductor Corp.*(a)	65,400	583,368
Photronics, Inc.*	32,200	500,710
Richardson Electronics Ltd.	78,331	731,612
Silcon Storage Technology, Inc.*	31,600	155,788
Skyworks Solutions, Inc.*	53,800	309,350
Standard Microsystems Corp.*	25,000	763,500
Verigy Ltd.*	80,800	1,896,376
Zoran Corp.*	29,700	505,494

		23,209,956

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.*(a)	2,400	80,424

Services - Telephone — 0.2%
Alaska Communications Systems Group, Inc.	142,900	2,107,775

Software — 0.5%
CSG Systems International, Inc.*	34,100	853,182
Digi International, Inc.*	62,800	797,560
EPIQ System, Inc.*	48,700	992,506
Fair Isaac Corp.	52,200	2,019,096
McAfee, Inc.*	38,748	1,126,792

		5,789,136

Specialty Chemicals — 0.2%
CF Industries Holdings, Inc.	51,400	1,981,470

Specialty Retail — 0.3%
Buckle, Inc. (The)(a)	31,750	1,133,475
Cato Corp. (Class A Stock)	53,007	1,239,834
Deb Shops, Inc.	33,200	899,056

		3,272,365

Technology - Computer Hardware
Ditech Networks, Inc.*	27,500	223,300

Technology - Internet — 0.3%
Ariba, Inc.*	89,100	837,540
Avocent Corp.*	112,844	3,043,403

		3,880,943

Telecommunications — 2.8%
Aeroflex, Inc.*	349,664	4,598,082

Centennial Communications Corp.*	38,300	315,209
Cincinnati Bell, Inc.*	772,200	3,629,340
CommScope, Inc.*(a)	99,000	4,247,100
CT Communications, Inc.	80,800	1,947,280
Dobson Communications Corp. (Class A Stock)*	99,800	857,282
Finisar Corp.*	55,800	195,300
Foundry Networks, Inc.*	148,100	2,009,717
General Communication, Inc. (Class A Stock).*	37,700	527,800
Iowa Telecommunications Services, Inc.	103,000	2,060,000
Level 3 Communications, Inc.*(a)	81,424	496,686
Lightbridge, Inc.*	27,200	477,904
Mastec, Inc.*	48,300	531,783
Newport Corp.*	53,800	880,706
North Pittsburgh Systems, Inc.	17,800	387,506
Plantronics, Inc.(a)	99,299	2,345,442
Polycom, Inc.*	20,700	689,931
Powerwave Technologies, Inc.*(a)	291,853	1,660,644
Premiere Global Services, Inc.*	233,900	2,624,358
RF Micro Devices, Inc.*(a)	164,000	1,021,720
Surewest Communications	12,400	308,388
Sycamore Networks, Inc.*	59,400	222,156
Time Warner Telecom, Inc. (Class A Stock)*	12,200	253,394
UTStarcom, Inc.*(a)	37,700	312,533

		32,600,261

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co. (Class A Stock)*	52,145	1,357,334

Thrifts & Mortgage Finance — 0.4%
Downey Financial Corp.(a)	23,600	1,523,144
PMI Group, Inc. (The)	69,880	3,159,974
Triad Guaranty, Inc.*(a)	8,490	351,571

		5,034,689

Transportation — 1.0%
ABX Air, Inc.*	286,000	1,959,100
Amerco*(a)	10,100	706,899
Bristow Group, Inc.*	17,800	648,810
GATX Corp.	44,300	2,117,540
Gulfmark Offshore, Inc.*	26,300	1,147,995
Kansas City Southern*(a)	52,687	1,874,604
OMI Corp.	90,700	2,436,202

		10,891,150

Utilities — 5.3%
AGL Resources, Inc.	58,719	2,508,476
Allete, Inc.	44,100	2,055,942
American States Water Co.	12,800	471,936
Atlas America, Inc.*	29,231	1,651,259
Atmos Energy Corp.	61,779	1,932,447
Avista Corp.	144,700	3,506,081
Black Hills Corp.(a)	10,000	367,700
CH Energy Group, Inc.	20,700	1,007,883
Cleco Corp.	58,600	1,513,638
El Paso Electric Co.*	93,600	2,466,360
EMCOR Group, Inc.*(a)	31,100	1,834,278
Goodman Global, Inc.*	57,900	1,020,198
Idacorp, Inc.	131,386	4,446,102
Integrys Energy Group Inc.(a)	36,700	2,037,217
New Jersey Resources Corp.	76,306	3,819,115
PNM Resources, Inc.*	78,700	2,542,010
South Jersey Industries, Inc.	63,747	2,425,573
Southwest Gas Corp.	94,800	3,684,876
Swift Energy Co.*	90,268	3,770,495
UIL Holdings Corp.	28,200	978,540
Unisource Energy Corp.	110,800	4,160,540
W-H Energy Services, Inc.*	49,594	2,318,024
Westar Energy, Inc.(a)	286,075	7,872,784
WGL Holdings, Inc.	43,139	1,379,585
Wisconsin Energy Corp.	29,132	1,413,485

		61,184,544

TOTAL COMMON STOCKS (cost $976,855,757)		1,108,762,354

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. Treasury Obligation — 0.1%
U.S. Treasury Note(k) (cost $1,020,454)
	4.25%	11/30/07	$1,025	1,020,035

TOTAL LONG-TERM INVESTMENTS
(cost $977,876,211)				1,109,782,389

			Shares

SHORT-TERM INVESTMENT — 20.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $238,985,085; includes $207,687,375 of cash collateral for securities on loan)(w)			238,985,085	238,985,085

TOTAL INVESTMENTS — 117.7% (cost $1,216,861,296)				1,348,767,474
Liabilities in excess of other assets(u) — (17.7)%				(202,515,296)

NET ASSETS — 100.0%				$1,146,252,178

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $199,014,898; cash collateral of $207,687,375 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contract open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation

Long Position:
43	Russell 2000	Jun. 07	$17,033,550	$17,372,000	$338,450

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-taxable Money Market Series.

AST DEAM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Advertising — 0.3%
Catalina Marketing Corp.	12,000	$378,960

Aerospace — 0.8%
Orbital Sciences Corp.*	47,600	892,024

Airlines — 1.5%
Alaska Air Group, Inc.*	33,700	1,283,970
ExpressJet Holdings, Inc.*	61,600	359,744
Republic Airways Holdings*	6,100	140,056

		1,783,770

Automotive Parts — 0.3%
Sonic Automotive, Inc. (Class A Stock)	1,700	48,450
Tenneco Automotive, Inc.(a)*	10,900	277,514

		325,964

Building Materials — 1.3%
Chaparral Steel Co.(a)	26,700	1,553,139

Business Services — 1.8%
Arbitron, Inc.	3,800	178,410
Building Material Holding Corp.	37,200	673,692
CSG Systems International, Inc.*	43,200	1,080,864
UniFirst Corp.	5,300	203,361

		2,136,327

Chemicals — 2.0%
CF Industries Holdings, Inc.	17,300	666,915
Ferro Corp.	2,800	60,508
Georgia Gulf Corp.(a)	63,600	1,030,956
H.B. Fuller Co.	2,000	54,540
Spartech Corp.	5,200	152,568
Terra Industries, Inc.*	19,400	339,500

		2,304,987

Clothing & Apparel — 3.1%
Brown Shoe Co., Inc.	29,750	1,249,500
Kellwood Co.	46,400	1,360,912
Warnaco Group, Inc. (The)*	2,000	56,800
Wolverine World Wide, Inc.	32,900	939,953

		3,607,165

Commercial Banks — 1.3%
Greater Bay Bancorp	15,300	411,417
Hancock Holding Co.	22,400	985,152
W Holding Co., Inc.	13,500	67,500

		1,464,069

Commercial Services — 0.8%
Interactive Data Corp.	2,100	51,975
Kelly Services, Inc. (Class A Stock)	1,400	45,080
Rent-A-Center, Inc.*	5,700	159,486
Viad Corp.	1,000	38,600
Watson Wyatt Worldwide, Inc. (Class A Stock)	13,800	671,370

		966,511

Computer Hardware — 0.9%
Imation Corp.	4,100	165,558
Komag, Inc.(a)*	27,000	883,710

		1,049,268

Computer Services & Software — 2.1%
Agilysys, Inc.	24,400	548,268
Aspen Technology, Inc.*	38,500	500,500
Caci International, Inc. (Class A Stock)*	2,000	93,720
Progress Software Corp.*	2,600	81,120
Radisys Corp.*	6,100	99,674
Sybase, Inc.*	26,700	674,976
THQ, Inc.(a)*	13,600	464,984

		2,463,242

Computer Software — 0.5%
Manhattan Associates, Inc.*	20,000	548,600

Construction — 1.5%
Dycom Industries, Inc.*	9,600	250,176
Granite Construction, Inc.	26,300	1,453,338

		1,703,514

Consumer Cyclicals - Motor Vehicle — 0.7%
ArvinMeritor, Inc.	45,600	832,200

Consumer Cyclicals - Retail Apparel — 0.1%
K-Swiss, Inc. (Class A Stock)	4,300	116,186

Consumer Products & Services — 2.6%
Buckeye Technologies, Inc.*	12,400	160,952
Coinstar, Inc.*	7,900	247,270
Dollar Thrifty Automotive Group, Inc.*	30,600	1,561,824
Elizabeth Arden, Inc.*	24,900	543,318
Fossil, Inc.*	1,300	34,411
Nu Skin Enterprises, Inc. (Class A Stock)	4,400	72,688
Oakley, Inc.	15,500	312,170
Tupperware Brands Corp.	4,200	104,706

		3,037,339

Containers & Packaging — 1.3%
Silgan Holdings, Inc.	29,400	1,502,634

Diversified Operations — 0.4%
Volt Information Sciences, Inc.(a)*	16,800	439,992

Electric - Integrated — 1.0%
Avista Corp.	47,200	1,143,656

Electronic Components & Equipment — 1.2%
Belden CTD, Inc.	3,500	187,565
Electro Rental Corp.*	3,500	50,400
Littelfuse, Inc.*	11,700	475,020
Mentor Graphics Corp.(a)*	36,700	599,678
Park Electrochemical Corp.	1,200	32,544

		1,345,207

Electronics — 0.5%
KEMET Corp.(a)*	74,400	569,160

Entertainment & Leisure — 0.9%
Marvel Entertainment, Inc.(a)*	35,700	990,675

1

Environmental Control — 0.3%
Metal Management, Inc.	7,300	337,260

Finance - Consumer Loans — 0.1%
Ocwen Financial Corp.*	6,000	77,220

Financial - Bank & Trust — 11.0%
BankAtlantic Bancorp, Inc. (Class A Stock)	17,600	192,896
BankUnited Financial Corp. (Class A Stock)(a)	78,700	1,669,227
Berkshire Hills Bancorp, Inc.	2,000	67,300
Citizens Banking Corp.	2,000	44,320
Corus Bankshares, Inc.(a)	91,600	1,562,696
Downey Financial Corp.(a)	12,700	819,658
First Community Bancorp, Inc.	800	45,232
First Midwest Bancorp, Inc. (IL)	6,000	220,500
FirstFed Financial Corp.(a)*	30,100	1,710,583
FirstMerit Corp.	25,500	538,305
IBERIABANK Corp.	2,100	116,886
MAF Bancorp, Inc.	20,400	843,336
Pacific Capital Bancorp	41,700	1,339,404
PFF Bancorp, Inc.	15,850	480,730
Provident Bankshares Corp.	8,900	292,454
Sandy Spring Bancorp, Inc.	4,900	169,736
Sterling Financial Corp.	35,356	1,102,754
Susquehanna Bancshares, Inc.	9,200	213,348
TierOne Corp.	5,200	140,608
Trustmark Corp.	2,200	61,688
UMB Financial Corp.	12,400	468,224
Umpqua Holdings Corp.	3,800	101,726
United Bancshares, Inc.	12,500	437,875
WSFS Financial Corp.	2,400	154,752

		12,794,238

Financial Services — 2.3%
Apollo Investment Corp.	42,748	914,807
BancFirst Corp.	2,500	115,875
Capital Southwest Corp.	300	46,101
Deluxe Corp.	37,200	1,247,316
ITLA Capital Corp.	1,700	88,434
MCG Capital Corp.	14,700	275,772

		2,688,305

Food — 3.7%
Flowers Foods, Inc.	52,500	1,583,925
Imperial Sugar Co.(a)	16,900	566,657
Nash Finch Co.(a)	3,500	120,610
Ralcorp Holdings, Inc.*	1,400	90,020
Ruddick Corp.	5,000	150,400
Seaboard Corp.	500	1,130,000
Spartan Stores, Inc.	25,600	686,080

		4,327,692

Healthcare Services — 2.8%
Apria Healthcare Group, Inc.(a)*	50,000	1,612,500
Magellan Health Services, Inc.*	39,000	1,638,000

		3,250,500

Industrial Products — 0.8%
Quanex Corp.	4,675	197,986
Tredegar Corp.	32,700	745,233

		943,219

Insurance — 4.0%
Argonaut Group, Inc.*	8,400	271,824
Commerce Group, Inc.	7,400	222,296
LandAmerica Financial Group, Inc.(a)	6,900	509,979
Navigators Group, Inc.*	8,800	441,496
Odyssey Re Holdings Corp.	40,500	1,592,055
ProAssurance Corp.*	2,600	132,990
Safety Insurance Group, Inc.	10,400	417,248
SeaBright Insurance Holdings, Inc.*	6,600	121,440
Selective Insurance Group, Inc.	14,700	374,262
Stewart Information Services Corp.(a)	5,400	225,666
Triad Guaranty, Inc.(a)*	5,900	244,319
Zenith National Insurance Corp.	2,700	127,629

		4,681,204

Internet — 0.2%
RealNetworks, Inc.(a)*	22,900	179,765

Internet Services — 1.0%
EarthLink, Inc.(a)*	49,300	362,355
Harris Interactive, Inc.*	21,000	126,630
InfoSpace, Inc.(a)*	12,800	328,576
United Online, Inc.	27,700	388,631

		1,206,192

Investment Companies
Ares Capital Corp.	3,200	58,144

Machinery & Equipment — 0.7%
Smith, (A.O.) Corp.	20,800	794,976

Medical Supplies & Equipment
CONMED Corp.*	1,500	43,845

Metals & Mining — 2.0%
Century Aluminum Co.*	21,000	984,480
Cleveland-Cliffs, Inc.	20,200	1,293,002

		2,277,482

Mining — 0.2%
USEC, Inc.*	15,000	243,750

Miscellaneous Manufacturing — 1.1%
Freightcar America, Inc.(a)	27,800	1,339,126

Office Equipment — 0.4%
Biomed Realty Trust, Inc.	18,300	481,290

Oil & Gas — 5.3%
Comstock Resources, Inc.*	30,700	840,566
Edge Petroleum Corp.(a)*	35,800	448,216
Harvest Natural Resources, Inc.*	18,500	180,190
Hornbeck Offshore Services, Inc.*	9,200	263,580
Northwest Natural Gas Co.	19,900	908,833
Penn Virginia Corp.	12,400	910,160
Swift Energy Co.*	32,700	1,365,879
Trico Marine Services, Inc.*	5,500	204,930
Whiting Petroleum Corp.*	27,700	1,091,657

		6,214,011

2

Pharmaceuticals — 2.1%
Alpharma, Inc. (Class A Stock)	1,500	36,120
Perrigo Co.	53,800	950,108
PharmaNet Development Group, Inc.(a)*	31,900	829,400
Viropharma, Inc.(a)*	45,300	650,055

		2,465,683

Printing & Publishing — 1.2%
Scholastic Corp.*	45,900	1,427,490

Real Estate Investment Trust — 9.7%
Alexandria Real Estate Equities, Inc.(a)	6,100	612,257
American Financial Realty Trust	19,200	193,536
American Home Mortgage Investment Corp.(a)	10,700	288,793
Anthracite Capital, Inc.	27,500	330,000
Ashford Hospitality Trust	25,900	309,246
Cresent Real Estate Equities Co.	25,000	501,500
Education Realty Trust, Inc.	19,000	280,820
Equity One, Inc.(a)	17,000	450,500
FelCor Lodging Trust, Inc.	16,800	436,296
First Industrial Realty Trust, Inc.(a)	12,100	548,130
HealthCare Realty Trust, Inc.(a)	13,400	499,820
Highwoods Properties, Inc.(a)	14,800	584,452
Inland Real Estate Corp.	9,800	179,732
LaSalle Hotel Properties	11,700	542,412
Lexington Corp. Properties Trust(a)	20,100	424,713
Maguire Properties, Inc.	7,600	270,256
Mid-America Apartment Communities, Inc.(a)	6,500	365,690
National Retail Properties(a)	19,700	476,543
Nationwide Health Properties, Inc.(a)	23,700	740,862
Newcastle Investment Corp.	6,700	185,791
Pennsylvania Real Estate Investment Trust	12,300	545,259
Potlatch Corp.	11,500	526,470
RAIT Investment Trust	13,200	368,808
Realty Income Corp.	22,300	628,860
Redwood Trust, Inc.(a)	6,900	360,042
Senior Housing Properties Trust(a)	9,500	227,050
Sovran Self Storage, Inc.	7,500	415,575

		11,293,413

Real Estate Investment Trust - Hotels — 0.7%
Strategic Hotels & Resorts, Inc.	22,600	516,862
Sunstone Hotel Investors, Inc.	12,500	340,750

		857,612

Real Estate Investment Trust - Other REIT — 0.6%
Entertainment Properties Trust	8,300	500,075
U-Store-It Trust	7,500	150,900

		650,975

Restaurants — 3.2%
Bob Evans Farms, Inc.	1,700	62,815
CBRL Group, Inc.	5,900	273,170
CEC Entertainment, Inc.*	5,200	216,008
Jack in the Box, Inc.*	20,200	1,396,426
Landry’s Restaurants, Inc.	4,300	127,280
Luby’s, Inc.*	19,300	188,561
Papa John’s International, Inc.*	48,200	1,417,080

		3,681,340

Retail & Merchandising — 4.2%
Asbury Automative Group, Inc.	19,100	539,575
Bon-Ton Stores, Inc. (The)	1,000	56,240
Casey’s General Stores, Inc.	36,400	910,364
Cash America International, Inc.	25,800	1,057,800
Charming Shoppes, Inc.*	11,500	148,925
Core-Mark Holding Co., Inc.*	1,600	57,088
Insight Enterprises, Inc.*	1,800	32,364
Payless Shoesource, Inc.*	44,500	1,477,400
Perry Ellis International, Inc.*	7,950	254,321
Regis Corp.	5,600	226,072
Talbots, Inc.(a)	4,600	108,652

		4,868,801

Retail - Automotive — 1.0%
Group 1 Automotive, Inc.	30,100	1,197,077

Semiconductors — 1.3%
Actel Corp.*	4,500	74,340
Brooks Automation, Inc.(a)*	26,400	452,760
Photronics, Inc.*	65,100	1,012,305

		1,539,405

Services - Telephone — 1.1%
Alaska Communications Systems Group, Inc.	83,500	1,231,625

Telecommunications — 3.4%
CT Communications, Inc.	45,100	1,086,910
General Communication, Inc. (Class A Stock).*	48,500	679,000
Golden Telecom, Inc.	25,000	1,384,500
Newport Corp.*	2,400	39,288
RF Micro Devices, Inc.(a)*	129,600	807,408

		3,997,106

Transportation — 0.5%
Gulfmark Offshore, Inc.*	5,100	222,615
Marten Transport Ltd.*	19,300	306,484

		529,099

Utilities — 4.0%
Allete, Inc.	14,900	694,638
Black Hills Corp.(a)	12,400	455,948
EMCOR Group, Inc.(a)*	25,300	1,492,194
Idacorp, Inc.	7,200	243,648
New Jersey Resources Corp.	9,800	490,490
PNM Resources, Inc.	14,900	481,270
Southwest Gas Corp.	21,700	843,479

		4,701,667

TOTAL LONG-TERM INVESTMENTS (cost $105,205,944)		111,534,101

3

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bills(k)(n) (cost $693,365)
	4.975%	04/19/07	$695	693,313

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 21.6%
Dryden Core Investment Fund - Taxable Money Market Series (cost $25,111,599; includes $23,012,959 of cash collateral for securities on loan) (b)(w)	25,111,599	25,111,599

TOTAL SHORT-TERM INVESTMENTS (cost $25,804,964)		25,804,912

TOTAL INVESTMENTS — 118.0% (cost $131,010,908)		137,339,013
Liabilities in excess of other assets(u) — (18.0)%		(20,948,589)

NET ASSETS — 100.0%		$116,390,424

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $21,980,613; cash collateral of $23,012,959 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
8	Russell 2000	Jun 07	$3,242,375	$3,232,000	$(10,375)
19	Russell Mini 2000	Jun 07	1,509,530	1,535,200	25,670

					$15,295

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

4

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Advertising — 0.8%
National Cinemedia, Inc.*	96,700	$2,581,890

Aerospace/Defense — 2.0%
Alliant Techsystems, Inc.*(a)	70,625	6,209,350

Apparel/Shoes — 5.5%
Chico’s FAS, Inc.*(a)	250,826	6,127,679
Coach, Inc.*	123,829	6,197,642
Urban Outfitters, Inc.*(a)	187,400	4,967,974

		17,293,295

Audio Technology — 1.9%
Harman International Industries, Inc.(a)	63,050	6,057,844

Auto Parts & Related — 1.7%
Gentex Corp.	325,313	5,286,336

Banks — 1.0%
Commerce Bancorp, Inc.(a)	95,800	3,197,804

Beverages — 2.6%
Fortune Brands, Inc.	82,800	6,526,296
Hansen Natural Corp.*	45,200	1,712,176

		8,238,472

Biotechnology — 1.8%
Medimmune, Inc.*(a)	160,706	5,848,091

Commercial Services — 3.8%
CheckFree Corp.*(a)	182,900	6,783,761
Iron Mountain, Inc.*(a)	193,785	5,063,602

		11,847,363

Computer Software — 6.8%
Activision, Inc.*(a)	371,198	7,030,490
Electronic Arts, Inc.*	119,400	6,012,984
NAVTEQ Corp.*(a)	189,487	6,537,302
Salesforce.com, Inc.*(a)	46,150	1,976,143

		21,556,919

Consumer Products & Services — 2.7%
Chattem, Inc.*(a)	70,415	4,150,260
Newell Rubbermaid, Inc.	87,306	2,714,344
Weight Watchers International, Inc.	35,634	1,642,371

		8,506,975

Diversified Financial Services — 1.9%
Legg Mason, Inc.	64,500	6,076,545

Drugs & Medicine — 2.7%
Amylin Pharmaceuticals, Inc.*(a)	100,500	3,754,680
Celgene Corp.*	90,231	4,733,518

		8,488,198

Electronic Components & Equipment — 1.6%
Jabil Circuit, Inc.	231,200	4,949,992

Energy — 0.6%
Suntech Power Holdings Co., ADR (China)*(a)	58,600	2,028,146

Financial Services — 2.4%
Global Payments, Inc.	80,000	2,724,800
MoneyGram International, Inc.(a)	103,400	2,870,384
Raymond James Financial, Inc.	69,400	2,065,344

		7,660,528

Gaming/Lodging — 1.5%
Hilton Hotels Corp.	129,500	4,656,820

Healthcare - Medical Providers — 0.8%
Psychiatric Solutions, Inc.*(a)	60,400	2,434,724

Healthcare Services — 1.0%
Covance, Inc.*	55,770	3,309,392

Industrial Products — 0.3%
Roper Industries, Inc.	17,700	971,376

Insurance — 3.0%
AON Corp.(a)	86,300	3,275,948
MGIC Investment Corp.	26,900	1,584,948
Principal Financial Group, Inc.	25,600	1,532,672
Willis Group Holdings Ltd.(Bermuda)	77,287	3,059,019

		9,452,587

Internet Services — 0.4%
Baidu.com, ADR (China)*	13,400	1,293,770

Machinery & Equipment — 0.8%
Kennametal, Inc.	35,900	2,427,199

Manufacturing — 2.8%
American Standard Cos., Inc.	58,550	3,104,321
Rockwell Automation, Inc.	96,921	5,802,660

		8,906,981

Media — 3.5%
Entravision Communications Corp. (Class A Stock)*(a)	602,805	5,630,199
Focus Media Holding Ltd., ADR (China)*(a)	31,600	2,479,336
Lamar Advertising Co.	23,291	1,466,634
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	107,100	1,383,732

		10,959,901

Medical Products — 5.3%
C.R. Bard, Inc.	63,393	5,040,377
Charles River Laboratories International, Inc.*	117,745	5,446,884
St. Jude Medical, Inc.*	165,100	6,209,411

		16,696,672

Medical Supplies & Equipment — 2.8%
Cytyc Corp.*	77,623	2,655,483
Thermo Electron Corp.*(a)	130,908	6,119,949

		8,775,432

Networking/Telecommunications Equipment — 3.1%
Amphenol Corp.	96,086	6,204,273
Research in Motion Ltd.*(a)	25,400	3,466,846

		9,671,119

Oil & Gas — 2.3%
Newfield Exploration Co.*	107,507	4,484,117
Quicksilver Resources, Inc.*(a)	73,100	2,907,187

		7,391,304

Oil Well Services & Equipment — 11.5%
Cameron International Corp.*(a)	117,800	7,396,662
Dresser Rand Group, Inc.*	201,890	6,149,569
Grant Prideco, Inc.*	144,099	7,181,894
Smith International, Inc.(a)	152,000	7,303,600
Weatherford International Ltd.*	179,200	8,081,920

		36,113,645

Producer Goods — 2.0%
WW Grainger, Inc.	81,325	6,281,543

Publishing — 1.1%
Getty Images, Inc.*	71,361	3,470,285

Real Estate Investment Trust — 0.2%
HFF, Inc. (Class A Stock)*	40,700	610,500

Retail — 4.6%
Advance Auto Parts, Inc.	137,337	5,294,341
J.C. Penney Co., Inc.	29,000	2,382,640
Williams-Sonoma, Inc.(a)	189,701	6,726,798

		14,403,779

Semi Cap Equipment — 3.9%
Formfactor, Inc.*(a)	135,645	6,070,114
Tessera Technologies, Inc.*	154,000	6,119,960

		12,190,074

Semiconductors — 1.7%
Linear Technology Corp.	134,007	4,233,281
Marvell Technology Group Ltd. (Bermuda)*	60,800	1,022,048

		5,255,329

Technology Services — 2.1%
Cogent, Inc.*(a)	177,788	2,391,249
Cognizant Technology Solutions Corp.*	47,611	4,202,623

		6,593,872

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	97,500	3,797,625
Clearwire Corp.*(a)	74,200	1,518,874
Crown Castle International Corp.*(a)	156,975	5,043,607
Leap Wireless International, Inc.*	26,902	1,774,994
Neustar, Inc. (Class A Stock)*(a)	143,807	4,089,871

		16,224,971

TOTAL LONG-TERM INVESTMENTS (cost $285,831,537)		313,919,023

SHORT-TERM INVESTMENTS — 35.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $112,891,010; includes $111,639,460 of cash collateral for securities on loan)(b)(w)	112,891,010	112,891,010

TOTAL INVESTMENTS — 135.4% (cost $398,722,547)		426,810,033
Liabilities in excess of other assets— (35.4)%		(111,628,418)

NET ASSETS — 100.0%		$315,181,615

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $108,005,957; cash collateral of $111,639,460 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP GROWTH

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Advertising — 2.0%
aQuantive, Inc.*(a)	139,000	$3,879,490
Focus Media Holding Ltd., ADR (Cayman Islands)*	70,000	5,492,200
Lamar Advertising Co. (Class A Stock)	85,000	5,352,450

		14,724,140

Aerospace — 2.7%
AerCap Holdings NV (Netherlands)*	110,000	3,202,100
Armor Holdings, Inc.*(a)	58,800	3,959,004
BE Aerospace, Inc.*	120,000	3,804,000
Rockwell Collins, Inc.	139,400	9,330,042

		20,295,146

Aerospace & Defense — 0.4%
United Technologies Corp.	50,000	3,250,000

Banks — 0.6%
Northern Trust Corp.	70,000	4,209,800

Biotechnology — 2.2%
Celgene Corp.*(a)	240,000	12,590,400
Digene Corp.*	90,000	3,816,900

		16,407,300

Broadcasting — 1.5%
Grupo Televisia SA, ADR (Mexico)	125,000	3,725,000
Liberty Global, Inc. (Class A Stock)*	220,000	7,244,600

		10,969,600

Business Services — 5.4%
Alliance Data Systems Corp.*	220,400	13,581,048
Corporate Executive Board Co.	155,000	11,773,800
Iron Mountain, Inc.*(a)	145,000	3,788,850
Mastercard, Inc. (Class A Stock)	70,000	7,436,800
NAVTEQ Corp.*(a)	100,000	3,450,000

		40,030,498

Chemicals — 2.9%
Airgas, Inc.	189,500	7,987,425
Albemarle Corp.	100,000	4,134,000
Ecolab, Inc.	135,000	5,805,000
Lubrizol Corp.	65,100	3,354,603

		21,281,028

Clothing & Apparel — 2.7%
Coach, Inc.*	310,000	15,515,500
Polo Ralph Lauren Corp.	50,000	4,407,500

		19,923,000

Commercial Services — 1.6%
Corrections Corp. of America*	100,000	5,281,000
Pharmaceutical Product Development, Inc.	200,000	6,738,000

		12,019,000

Computer Hardware — 2.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	170,000	15,005,900

Computer Services & Software — 5.2%
Activision, Inc.*	225,000	4,261,500
Akamai Technologies, Inc.*(a)	115,000	5,740,800
Allscripts Healthcare Solutions, Inc.*(a)	180,000	4,825,800
Autodesk, Inc.*	168,300	6,328,080
Cerner Corp.(a)*	175,000	9,528,750
EMC Corp.(a)*	213,200	2,952,820
Equinix, Inc.(a)*	30,000	2,568,900
Microsoft Corp.	100,000	2,787,000

		38,993,650

Computer Software — 1.6%
Intuit, Inc.*	125,000	3,420,000
Network Appliance, Inc.*	225,100	8,220,652

		11,640,652

Computers & Peripherals — 0.6%
Logitech International SA (Switzerland)*(a)	150,000	4,174,500

Consumer Products & Services — 2.0%
Chattem, Inc.*(a)	80,000	4,715,200
Fluor Corp.	80,000	7,177,600
Procter & Gamble Co.	50,000	3,158,000

		15,050,800

Diversified — 1.3%
Dover Corp.	124,700	6,086,607
Roper Industries, Inc.	60,000	3,292,800

		9,379,407

Diversified Financial Services — 1.3%
GFI Group, Inc.*(a)	47,500	3,228,575
Moody’s Corp.(a)	104,700	6,497,682

		9,726,257

Electronic Components — 0.6%
Trimble Navigation Ltd.*(a)	164,000	4,401,760

Entertainment & Leisure — 3.7%
Gaylord Entertainment Co.*	142,500	7,533,975
Penn National Gaming, Inc.*	212,000	8,993,040
Scientific Games Corp. (Class A Stock)*(a)	155,000	5,088,650
WMS Industries, Inc.*(a)	150,000	5,886,000

		27,501,665

Financial Services — 3.2%
Chicago Mercantile Exchange Holdings, Inc.(a)	24,000	12,779,040
Citigroup, Inc.	60,000	3,080,400
Nuveen Investments, Inc. (Class A Stock)	170,000	8,041,000

		23,900,440

Food Products — 0.9%
Corn Products International, Inc.*	80,500	2,864,995
Dean Foods Co.*	74,500	3,482,130

		6,347,125

Healthcare Providers & Services — 0.7%
AmerisourceBergen Corp.	50,000	2,637,500

UnitedHealth Group, Inc.	54,670	2,895,870

		5,533,370

Healthcare Services — 2.8%
Healthways, Inc.*(a)	80,000	3,740,000
Psychiatric Solutions, Inc.*(a)	172,200	6,941,382
VCA Antech, Inc.*	184,100	6,684,671
WebMD Health Corp. (Class A Stock)*(a)	60,000	3,157,800

		20,523,853

Hotels, Restaurants & Leisure — 2.7%
Hilton Hotels Corp.	164,700	5,922,612
Marriott International, Inc. (Class A Stock)	160,000	7,833,600
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	110,000	6,580,200

		20,336,412

Industrial Products — 2.5%
Fastenal Co.(a)	130,000	4,556,500
Precision Castparts Corp.	132,000	13,734,600

		18,291,100

Insurance — 0.3%
Genworth Financial, Inc. (Class A Stock)	70,000	2,445,800

Internet Services — 1.1%
F5 Networks, Inc.*	65,000	4,334,200
Juniper Networks, Inc.*	200,000	3,936,000

		8,270,200

Machinery & Equipment — 1.1%
Caterpillar, Inc.	40,000	2,681,200
Rockwell Automation, Inc.	50,000	2,993,500
Terex Corp.*	40,000	2,870,400

		8,545,100

Manufacturing — 1.0%
Danaher Corp.	104,500	7,466,525

Media — 0.4%
Time Warner, Inc.	150,000	2,958,000

Media & Entertainment — 0.1%
BigBand Networks, Inc.*	50,000	900,500

Medical Supplies & Equipment — 7.4%
Amylin Pharmaceuticals, Inc.*(a)	75,000	2,802,000
Bard, (C.R.), Inc.	85,000	6,758,350
Cytyc Corp.*	278,600	9,530,906
Gen-Probe, Inc.*	90,000	4,237,200
Hologic, Inc.*(a)	126,700	7,302,988
Intuitive Surgical, Inc.*	30,000	3,647,100
Kyphon, Inc.*(a)	184,500	8,328,330
ResMed, Inc.*(a)	125,000	6,296,250
Varian Medical Systems, Inc.*	134,200	6,399,998

		55,303,122

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	50,000	3,309,500

Multi-Line Retail — 0.5%
Dollar Tree Stores, Inc.*	100,000	3,824,000

Oil, Gas & Consumable Fuels — 6.7%
Denbury Resources, Inc.*	209,500	6,241,005
Dresser-Rand Group, Inc.*	200,000	6,092,000
GSI Commerce, Inc.*	100,000	2,259,000
Murphy Oil Corp.	65,000	3,471,000
National Oilwell Varco, Inc.*	133,600	10,392,744
Range Resources Corp.	249,500	8,333,300
Smith International, Inc.(a)	140,000	6,727,000
XTO Energy, Inc.	115,000	6,303,150

		49,819,199

Pharmaceuticals — 2.9%
Allergan, Inc.(a)	42,500	4,709,850
Cephalon, Inc.*(a)	60,000	4,272,600
Gilead Sciences, Inc.*(a)	75,000	5,737,500
Johnson & Johnson	40,000	2,410,400
Shire PLC, ADR (United Kingdom)	75,000	4,642,500

		21,772,850

Printing & Publishing — 0.7%
VistaPrint Ltd. (Bermuda)*(a)	130,000	4,979,000

Real Estate — 2.0%
CB Richard Ellis Group, Inc.*(a)	447,000	15,278,460

Retail & Merchandising — 3.2%
Kohl’s Corp.*	40,000	3,064,400
Nordstrom, Inc.	175,000	9,264,500
PetSmart, Inc.	125,000	4,120,000
Shoppers Drug Mart Corp.	165,000	7,309,500

		23,758,400

Retail Apparel — 0.7%
Abercrombie & Fitch Co. (Class A Stock)	64,000	4,843,520

Semiconductors — 2.8%
MEMC Electronic Materials, Inc.*	100,000	6,058,000
Microchip Technology, Inc.(a)	206,800	7,347,604
NVIDIA Corp.*(a)	110,000	3,165,800
Varian Semiconductor Equipment Associates, Inc.*(a)	80,000	4,270,400

		20,841,804

Software — 0.3%
Citrix Systems, Inc.*	75,000	2,402,250

Telecommunications — 11.3%
American Tower Corp. (Class A Stock)*	241,100	9,390,845
Arris Group, Inc.*(a)	600,000	8,448,000
Clearwire Corp. (Class A Stock)*(a)	100,000	2,047,000
Dobson Communications Corp. (Class A Stock)*(a)	550,000	4,724,500
Harris Corp.	150,000	7,642,500
Leap Wireless International, Inc.*(a)	215,000	14,185,700

NeuStar, Inc. (Class A Stock)*(a)	210,000	5,972,400
NII Holdings, Inc.*	278,700	20,673,966
SBA Communications Corp. (Class A Stock)*(a)	200,000	5,910,000
VeriFone Holdings, Inc.*(a)	147,500	5,417,675

		84,412,586

Transportation — 1.4%
CH Robinson Worldwide, Inc.(a)	110,000	5,252,500
Expeditors International Washington, Inc.	75,000	3,099,000
UTI Worldwide, Inc. (Virgin Islands)*(a)	97,500	2,396,550

		10,748,050

Utilities — 0.5%
Mirant Corp.*	100,000	4,046,000

Waste Management — 0.5%
Stericycle, Inc.*	50,000	4,075,000

TOTAL LONG-TERM INVESTMENTS
(cost $538,828,149)		733,916,269

SHORT-TERM INVESTMENT — 27.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $201,849,691; includes $200,913,252 of cash collateral for securities on loan) (b)(w)	201,849,691	201,849,691

TOTAL INVESTMENTS — 125.4%
(cost $740,677,840)		935,765,960
Liabilities in excess of other assets — (25.4)%		(189,636,816)

NET ASSETS — 100.0%		$746,129,144

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $194,176,714; cash collateral of $200,913,252 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace — 1.8%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	464,300	$21,292,798

Automotive Parts — 1.2%
Advance Auto Parts, Inc.	367,750	14,176,763

Beverages — 1.9%
Constellation Brands, Inc. (Class A Stock)*(a)	1,087,000	23,022,660

Computer Hardware — 2.6%
Affiliated Computer Services, Inc. (Class A Stock)*	278,400	16,392,192
Lexmark International, Inc. (Class A Stock)*(a)	256,400	14,989,144

		31,381,336

Computer Software — 1.2%
Activision, Inc.*(a)	778,500	14,744,790

Construction — 11.8%
Centex Corp.	417,600	17,447,328
Chicago Bridge & Iron Co. NV (Netherlands)	709,300	21,810,975
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	707,500	17,800,700
KB Home(a)	481,600	20,549,872
Lennar Corp. (Class A Stock)(a)	474,400	20,024,424
Meritage Homes Corp.*(a)	469,300	15,073,916
NVR, Inc.*(a)	34,900	23,208,500
Ryland Group, Inc. (The)(a)	163,700	6,906,503

		142,822,218

Consumer Products & Services — 1.2%
Whirlpool Corp.(a)	174,700	14,833,777

Diversified Operations — 0.9%
Walter Industries, Inc.(a)	418,000	10,345,500

Electronic Components & Equipment — 3.1%
Avnet, Inc.*(a)	497,700	17,986,878
L-3 Communications Holdings, Inc.	218,500	19,112,195

		37,099,073

Energy - Coal — 1.2%
Arch Coal, Inc.(a)	455,900	13,991,571

Energy - Oil Services — 0.8%
Oil States International, Inc.*(a)	306,100	9,822,749

Energy Services — 2.1%
NRG Energy, Inc.*	349,500	25,177,980

Entertainment & Leisure — 1.0%
Harley-Davidson, Inc.	216,400	12,713,500

Equipment Services — 1.6%
United Rentals, Inc.*(a)	697,300	19,175,750

Financial - Bank & Trust — 0.8%
Hudson City Bancorp, Inc.	702,000	9,603,360

Financial Services — 4.9%
Bear Stearns Cos., Inc.(a)	166,400	25,018,240
Fidelity National Financial, Inc. (Class A Stock)	661,600	15,885,016
IndyMac Bancorp, Inc.(a)	562,500	18,028,125

		58,931,381

Food — 0.7%
Tyson Foods, Inc. (Class A Stock)	157,700	3,060,957
Smithfield Foods, Inc.*	170,300	5,100,485

		8,161,442

Healthcare Services — 4.5%
Aetna, Inc.	453,500	19,858,765
Coventry Health Care, Inc.*	343,250	19,239,162
LifePoint Hospitals, Inc.*	33,000	1,261,260
Omnicare, Inc.	346,200	13,768,374

		54,127,561

Industrial Products — 1.5%
Ingersoll-Rand Co. Ltd. (Class A Stock)	428,300	18,575,371

Insurance — 3.6%
CIGNA Corp.(a)	154,200	21,998,172
Endurance Specialty Holdings Ltd. (Bermuda)	478,000	17,083,720
PMI Group, Inc. (The)	105,600	4,775,232

		43,857,124

Internet Services — 1.2%
Check Point Software Technologies Ltd.*(a)	637,500	14,203,500

Machinery & Equipment — 3.1%
Eaton Corp.	131,400	10,979,784
Terex Corp.*	371,100	26,630,136

		37,609,920

Metals & Mining — 10.8%
Cleveland-Cliffs, Inc.(a)	379,800	24,310,998
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(a)	429,100	28,402,129
Joy Global, Inc.(a)	506,200	21,715,980
Peabody Energy Corp.(a)	249,100	10,023,784
Teck Cominco Ltd. (Class B Stock) (Canada)	279,700	19,467,120
United States Steel Corp.	264,400	26,220,548

		130,140,559

Oil & Gas — 11.4%
AGL Resources, Inc.	28,600	1,221,792
Canadian Natural Resources Ltd.	313,000	17,274,470
Denbury Resources, Inc.*	562,200	16,747,938
National Fuel Gas Co.	186,900	8,085,294
Noble Corp. (Cayman Islands)	230,200	18,112,136
Oceaneering International, Inc.*	341,700	14,392,404
Quicksilver Resources, Inc.*(a)	241,250	9,594,513
Southwestern Energy Co.*	230,600	9,449,988
Sunoco, Inc.(a)	155,400	10,946,376
Talisman Energy, Inc. (Canada)	626,245	10,996,862

Williams Cos., Inc.	316,200	8,999,052
XTO Energy, Inc.	208,909	11,450,302

		137,271,127

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc.*	442,800	13,018,320
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	310,600	19,226,140

		32,244,460

Real Estate Investment Trust — 6.5%
Annaly Mortgage Management, Inc.(a)	805,100	12,462,948
Colonial Properties Trust(a)	292,800	13,372,176
Developers Diversified Realty Corp.(a)	141,600	8,906,640
First Industrial Realty Trust, Inc.(a)	350,400	15,873,120
iStar Financial, Inc.	406,000	19,012,980
Ventas, Inc.	215,100	9,062,163

		78,690,027

Retail & Merchandising — 4.2%
Aeropostale, Inc.*(a)	397,300	15,983,379
Circuit City Stores, Inc.	802,900	14,877,737
Hot Topic, Inc.*	321,026	3,563,389
NBTY, Inc.*	12,700	673,608
TJX Cos., Inc.	577,700	15,574,792

		50,672,905

Semiconductors — 0.4%
International Rectifier Corp.*(a)	140,000	5,349,400

Technology - Computer Software — 1.4%
Take-Two Interactive Software, Inc.*(a)	832,400	16,764,536

Telecommunications — 0.9%
Arris Group, Inc.*(a)	770,400	10,847,232

Transportation — 1.7%
Frontline Ltd.(a)	215,900	7,664,450
Ship Finance International Ltd.(a)	491,022	13,468,733

		21,133,183

Utilities — 5.1%
Atmos Energy Corp.	38,900	1,216,792
Constellation Brands, Inc.	105,900	9,208,005
DPL, Inc.(a)	446,500	13,881,685
Edison International	207,800	10,209,214
Mirant Corp.*	455,200	18,417,392
TXU Corp.	141,800	9,089,380

		62,022,468

TOTAL LONG - TERM INVESTMENTS (cost $1,053,868,835)		1,180,806,021

SHORT-TERM INVESTMENT — 31.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $382,244,798; includes $366,080,707 of cash collateral for securities on loan) (b)(w)	382,244,798	382,244,798
TOTAL INVESTMENTS — 129.4% (cost $1,436,113,633)		1,563,050,819
Liabilities in excess of other assets — (29.4)%		(355,176,124)

NET ASSETS — 100.0%		$1,207,874,695

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $349,741,191; cash collateral of $366,080,707 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MID-CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS
Aerospace — 0.6%
General Dynamics Corp.	18,000	$1,375,200

Automotive Parts — 0.5%
BorgWarner, Inc.	15,300	1,153,926

Business Services — 2.1%
URS Corp.*	109,100	4,646,569

Chemicals — 0.9%
Eastman Chemical Co.	27,100	1,716,243
Valspar Corp.	13,900	386,837

		2,103,080

Clothing & Apparel — 2.1%
VF Corp.	56,400	4,659,768

Commercial Banks — 2.1%
Comerica, Inc.	77,900	4,605,448

Commercial Services — 1.0%
United Rentals, Inc.*(a)	84,400	2,321,000

Commercial Services & Supplies — 0.8%
ChoicePoint, Inc.*	50,500	1,890,215

Communication Equipment — 0.7%
Avaya, Inc.*	123,200	1,454,992

Computer Hardware — 2.2%
Affiliated Computer Services, Inc. (Class A Stock)*	30,000	1,766,400
Cadence Design Systems, Inc.*(a)	154,730	3,258,614

		5,025,014

Computer Services & Software — 4.6%
Autodesk, Inc.*	39,800	1,496,480
Avocent Corp.*	43,800	1,181,286
Computer Sciences Corp.*	90,887	4,737,939
Global Payments, Inc.	22,900	779,974
Hyperion Solution, Corp.*	38,950	2,018,779

		10,214,458

Construction — 1.8%
D.R. Horton, Inc.(a)	76,700	1,687,400
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	29,700	747,252
Pulte Homes, Inc.	61,200	1,619,352

		4,054,004

Consumer Non-Durables — 0.9%
Express Scripts, Inc.*	24,100	1,945,352

Consumer Products & Services — 0.7%
Scotts Miracle-Gro Co., (The) (Class A Stock)(a)	34,400	1,514,632

Containers & Packaging — 2.1%
Sonoco Products Co.	123,400	4,637,372

Diversified — 2.0%
AptarGroup, Inc.	68,600	4,591,398

Diversified Financial Services — 1.8%
CIT Group, Inc.	44,600	2,360,232
Countrywide Financial Corp.	49,900	1,678,636

		4,038,868

Drugs & Healthcare — 1.6%
IMS Health, Inc.	118,000	3,499,880

Electronic Components — 3.9%
Flextronics International Ltd. (Singapore)*	459,900	5,031,306
Harman International Industries, Inc.(a)	20,300	1,950,424
Integrys Energy Group, Inc.(a)	31,500	1,748,565

		8,730,295

Entertainment & Leisure — 0.7%
Scientific Games Corp. (Class A Stock)*(a)	49,800	1,634,934

Environmental Services — 1.9%
Allied Waste Industries, Inc.*	200,600	2,525,554
Republic Services, Inc.	65,450	1,820,819

		4,346,373

Financial - Bank & Trust — 0.8%
Astoria Financial Corp.	66,400	1,765,576

Financial - Brokerage — 0.9%
Edwards, (A.G.), Inc.	29,300	2,026,974

Financial Services — 2.6%
Eaton Vance Corp.	61,000	2,174,040
Jefferies Group, Inc.(a)	63,900	1,849,905
Raymond James Financial, Inc.	60,000	1,785,600

		5,809,545

Food — 1.6%
Hormel Foods Corp.	95,300	3,544,207

Healthcare Providers & Services — 1.9%
Covance, Inc.*	42,100	2,498,214
Coventry Health Care, Inc.*	30,800	1,726,340

		4,224,554

Hotels, Restaurants & Leisure — 1.8%
International Game Technology	58,500	2,362,230
Yum! Brands, Inc.	30,400	1,755,904

		4,118,134

Insurance — 6.7%
Lincoln National Corp.	51,400	3,484,406
Old Republic International Corp.	210,425	4,654,601
Protective Life Corp.	49,300	2,171,172
Safeco Corp.	69,500	4,616,885

		14,927,064

Insurance - Health Insurance — 0.5%
CIGNA Corp.	8,200	1,169,812

Machinery — 1.5%
Cummins, Inc.	24,000	3,473,280

Machinery & Equipment — 1.3%
Eaton Corp.	27,700	2,314,612
Snap-on, Inc.	10,800	519,480

		2,834,092

Manufacturing — 0.9%
Harsco Corp.	45,400	2,036,644

Medical Supplies & Equipment — 4.0%
Bard (C.R.), Inc.	17,900	1,423,229
Beckman Coulter, Inc.	96,100	6,139,829
Biomet, Inc.	34,100	1,448,909

		9,011,967

Oil, Gas & Consumable Fuels — 6.0%
Chesapeake Energy Corp.	51,800	1,599,584
Newfield Exploration Co.*	44,000	1,835,240
Noble Corp. (Cayman Islands)	29,300	2,305,324
Pioneer Natural Resources Co.	38,700	1,668,357
Questar Corp.	38,700	3,452,427
XTO Energy, Inc.	48,000	2,630,880

		13,491,812

Pharmaceuticals — 0.8%
Barr Pharmaceuticals, Inc.*(a)	38,900	1,803,015

Printing & Publishing — 2.1%
Donnelley, (R.R.) & Sons Co.	126,200	4,617,658

Railroads — 0.8%
Union Pacific Corp.	17,700	1,797,435

Real Estate — 1.2%
Boston Properties, Inc.	22,200	2,606,280

Real Estate Investment Trusts — 4.2%
Apartment Investment & Management Co. (Class A Stock)	40,500	2,336,445
Duke Realty Corp.(a)	107,400	4,668,678
Simon Property Group, Inc.	21,100	2,347,375

		9,352,498

Restaurants — 3.5%
Brinker International, Inc.	43,100	1,409,370
Darden Restaurants, Inc.	156,200	6,433,878

		7,843,248

Retail — 1.0%
Family Dollar Stores, Inc.	79,000	2,339,980

Retail & Merchandising — 2.3%
Guitar Center, Inc.*(a)	27,300	1,231,776
Ruddick Corp.	77,400	2,328,192
TJX Cos., Inc.	56,600	1,525,936

		5,085,904

Semiconductors — 1.8%
International Rectifier Corp.*(a)	46,300	1,769,123
Microchip Technology, Inc.	66,900	2,376,957

		4,146,080

Telecommunication Services — 1.0%
Harris Corp.	42,800	2,180,660

Telecommunications — 2.4%
American Tower Corp. (Class A Stock)*	80,700	3,143,265
Corning, Inc.*	100,800	2,292,192

		5,435,457

Transportation — 3.3%
CSX Corp.	47,000	1,882,350
GATX Corp.	43,600	2,084,080
Werner Enterprises, Inc.(a)	193,200	3,510,444

		7,476,874

Utilities — 4.6%
Consol Energy, Inc.	29,700	1,162,161
Idacorp, Inc.	136,700	4,625,928
Pinnacle West Capital Corp.	95,800	4,622,350

		10,410,439

TOTAL LONG-TERM INVESTMENTS (cost $196,920,436)		211,971,967

SHORT-TERM INVESTMENT — 33.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $76,126,091; includes $17,473,613 of cash collateral for securities on loan) (b)(w)	76,126,091	76,126,091

TOTAL INVESTMENTS — 128.4% (cost $273,046,527)		288,098,058
Liabilities in excess of other assets — (28.4)%		(63,782,913)

NET ASSETS — 100.0%		$224,315,145

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $16,909,214; cash collateral of $17,473,613 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Building & Construction — 0.8%
Foster Wheeler Corp.*	84,080	$4,909,431

Building & Real Estate — 0.2%
Saint Joe Co. (The)(a)	22,800	1,192,668

Business Services — 0.3%
China Shenhua Energy Co. Ltd. (Class H Stock) (China)*	644,500	1,558,975

Chemicals — 2.8%
Dow Chemical Co.	67,300	3,086,378
DuPont (E.I.) de Nemours & Co.	78,700	3,890,141
Potash Corp. of Saskatchewan, Inc. (Canada)*	60,800	9,723,744

		16,700,263

Construction — 1.9%
KBR, Inc.*(a)	47,300	962,555
McDermott International, Inc.*	57,300	2,806,554
Technip SA (France)	102,378	7,510,920

		11,280,029

Containers & Packaging — 0.8%
Smurfit-Stone Container Corp.*	419,662	4,725,394

Diversified Metals — 1.9%
Companhia Vale do Rio Doce, ADR (Brazil)(a)	217,200	8,034,228
Nucor Corp.	49,200	3,204,396

		11,238,624

Electronic Components & Equipment — 0.3%
Duke Energy Corp.*	87,600	1,777,404

Energy Services — 4.7%
Dynegy, Inc. (Class A Stock)	828,200	7,669,132
Edison International	39,300	1,930,809
NRG Energy, Inc.*	92,300	6,649,292
Peabody Energy Corp.	157,300	6,329,752
W-H Energy Services, Inc.*(a)	104,400	4,879,656

		27,458,641

Exploration & Production — 7.3%
Devon Energy Corp.	132,014	9,138,009
Encore Acquisition Co.*(a)	138,700	3,355,153
Murphy Oil Corp.*	237,800	12,698,520
Nexen, Inc. (Canada)	31,700	1,943,210
Royal Dutch Shell PLC, ADR (United Kingdom)	239,400	15,872,220

		43,007,112

Forest Products — 0.6%
Domtar Inc (Canada)*(a)	379,040	3,528,862

Gas Transmission & Distribution — 0.6%
Spectra Energy Corp*	123,000	3,231,210

Industrial Products — 0.2%
Tmk OAO, GDR (Russia)*	28,800	967,680

Integrated Petroleum — 12.0%
Baker Hughes, Inc.	188,500	12,465,505
BP PLC, ADR (United Kingdom)	158,100	10,236,975
ChevronTexaco Corp.	59,056	4,367,782
Eni SpA, ADR (Italy)*(a)	108,200	7,014,606
Exxon Mobil Corp.	244,600	18,455,070
LUKOIL, ADR (Russia)	58,900	5,088,960
Total Fina SA, ADR (France)*(a)	187,500	13,083,750

		70,712,648

Machinery & Equipment — 6.8%
Bucyrus International, Inc. (Class A Stock)(a)	39,800	2,049,700
Caterpillar, Inc.	89,100	5,972,373
Deere & Co.	79,100	8,593,424
Finning International, Inc. (Canada)	53,900	2,493,079
Grant Prideco, Inc.*	173,300	8,637,272
Joy Global, Inc.	136,500	5,855,850
Terex Corp.*	84,600	6,070,896

		39,672,594

Metals & Mining — 9.8%
Agnico Eagle Mines Ltd. (China)(a)	49,800	1,763,916
Alcan, Inc. (Canada)	102,000	5,324,400
Arch Coal, Inc.(a)	186,300	5,717,547
Barrick Gold Corp. (Canada)	101,100	2,886,405
BHP Billiton Ltd. (Australia)	317,209	7,671,389
CONSOL Energy, Inc.	234,700	9,183,811
Freeport-McMoRan Copper & Gold, Inc.*	14,003	926,859
International Coal Group, Inc.*(a)	287,300	1,508,325
Mechel OAO, ADR (Russia)(a)	99,000	3,291,750
Newmont Mining Corp.	121,926	5,119,673
Rio Tinto PLC (United Kingdom)	161,520	9,223,902
Teck Cominco Ltd. (Class B Stock)(Canada)	72,500	5,046,000

		57,663,977

Oil & Gas — 17.7%
Air Liquide SA (France)*	5,900	1,438,371
Bill Barrett Corp.*(a)	63,700	2,064,517
Compton Petroleum Corp. (Canada)*	276,800	2,787,376
Diamond Offshore Drilling, Inc.(a)	172,600	13,971,970
Halliburton Co.	55,800	1,771,092
Helmerich & Payne, Inc.*	20,300	615,902
Hess Corp.	54,200	3,006,474
Integra Group Holdings (Russia)*	79,200	1,524,600
Key Energy Services, Inc.*	54,600	892,710
Mol Magyar Olaj-Es Gazipari Rt. GDR (Hungary)	27,700	3,185,500
Nabors Industries Ltd.*(a)	112,000	3,323,040
Petroleo Brasileiro SA, ADR (Brazil)*	42,500	3,797,375
Schlumberger Ltd.	298,800	20,647,080
Statoil ASA (Norway)*	418,500	11,394,921
Sunoco, Inc.*(a)	89,700	6,318,468
TETRA Technologies, Inc.*	90,700	2,241,197
Transocean, Inc. (Cayman Islands)*	138,900	11,348,130
Valero Energy Corp.	92,634	5,973,967

Williams Cos., Inc.	262,400	7,467,904

		103,770,594

Oil Field Equipment & Services — 3.5%
Cameron International Corp.*	325,700	20,450,703

Paper & Forest Products — 3.5%
International Paper Co.(a)	224,600	8,175,440
Kimberly-Clark Corp.	60,400	4,136,796
Louisiana-Pacific Corp.	39,500	792,370
Potlatch Corp.	80,800	3,699,024
Weyerhaeuser Co.(a)	53,371	3,988,949

		20,792,579

Petroleum Exploration & Production — 14.8%
Anadarko Petroleum Corp.	79,100	3,399,718
BG Group PLC (United Kingdom)*	380,950	5,494,940
BJ Services Co.	302,300	8,434,170
Canadian Natural Resources Ltd. (Canada)	262,900	14,509,451
ConocoPhillips	222,156	15,184,363
EOG Resources, Inc.*	112,200	8,004,348
FMC Technologies, Inc.*	79,100	5,518,016
Newfield Exploration Co.*	44,000	1,835,240
Noble Corp. (Cayman Islands)	113,900	8,961,652
Smith International, Inc.(a)	290,000	13,934,500
XTO Energy, Inc.	28,376	1,555,288

		86,831,686

Precious Metals — 1.1%
Meridian Gold, Inc.*	256,700	6,553,551

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	44,500	3,579,135

Real Estate Investment Trust — 2.8%
AMB Property Corp.*(a)	50,600	2,974,774
Archstone-Smith Trust	48,000	2,605,440
Boston Properties, Inc.	26,900	3,158,060
Camden Property Trust	33,000	2,320,230
Duke-Weeks Realty Corp.(a)	45,730	1,987,883
ProLogis	34,715	2,254,045
Simon Property Group, Inc.	11,800	1,312,750

		16,613,182

Services - Industrial Services — 0.2%
Infrasource Services, Inc.*	35,200	1,074,656

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)	41,100	1,886,490

Telecommunications — 0.1%
Quanta Services, Inc.*(a)	32,800	827,216

Utilities — 1.7%
Exelon Corp.*	62,200	4,273,762
Reliant Energy, Inc.*	288,000	5,852,160

		10,125,922

Waste Disposable — 0.3%
Electromagnetic Geoservice (Norway)	75,200	1,744,435

TOTAL LONG-TERM INVESTMENTS
(cost $468,786,510)		573,875,661

SHORT-TERM INVESTMENTS — 18.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $105,322,209; includes $73,663,116 of cash collateral for securities on loan)(b)(w)	105,322,209	105,322,209

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

COMMERCIAL PAPER (n) — 0.9%
CRC Funding LLC (Purchased 3/27/07 cost $4,969,317)(h)	5.26%	05/14/07	P1	$5,000	4,969,317

TOTAL SHORT-TERM INVESTMENTS
(cost $110,291,526)					110,291,526

TOTAL INVESTMENTS — 116.4%
(cost $579,078,036)					684,167,187

Liabilities in excess of other assets — (16.4)%					(96,291,032)

NET ASSETS — 100.0%					$587,876,155

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $70,775,032; cash collateral of $73,663,116 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, the aggregate cost was $4,969,317. The aggregate market value of $4,969,317 is approximately 0.85% of net assets. This security has been deemed to be liquid under procedures established by the Board of Trustees.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Advertising — 2.8%
Lamar Advertising Co. (Class A Stock)(a)	453,618	$28,564,326
Sepracor, Inc.*(a)	248,075	11,567,737

		40,132,063

Airlines — 1.9%
Southwest Airlines Co.(a)	1,841,400	27,068,580

Broadcast & Cable/Satellite TV — 1.1%
EchoStar Communications Corp. (Class A Stock)*	356,500	15,482,795

Broadcasting — 0.5%
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	520,000	6,718,400

Business Services — 1.9%
Accenture Ltd. (Class A Stock) (Bermuda)	710,200	27,371,108

Clothing & Apparel — 0.5%
Coach, Inc.*	147,200	7,367,360

Computer Services & Software — 8.7%
Autodesk, Inc.*	440,600	16,566,560
Automatic Data Processing, Inc.	425,900	20,613,560
Electronic Arts, Inc.*	210,600	10,605,816
Microsoft Corp.*	1,933,800	53,895,006
NAVTEQ Corp.*(a)	310,500	10,712,250
Red Hat, Inc.*(a)	567,000	13,001,310

		125,394,502

Computers — 1.4%
Apple Computer, Inc.*	219,200	20,365,872

Consumer Staples - Home Products — 1.5%
Harman International Industries, Inc.(a)	218,100	20,955,048

Electronic Components & Equipment — 4.4%
General Electric Co.	1,783,300	63,057,488

Entertainment & Leisure — 2.7%
International Game Technology	704,100	28,431,558
Wynn Resorts Ltd.(a)	102,800	9,751,608

		38,183,166

Farming & Agriculture — 0.9%
Monsanto Co.*	241,200	13,256,352

Financial Services — 9.4%
Broadridge Financial Solutions LLC*	30,275	590,665
Chicago Mercantile Exchange Holdings, Inc.(a)	24,400	12,992,024
E*TRADE Financial Corp.*(a)	962,700	20,428,494
Franklin Resources, Inc.	238,500	28,817,955
Intercontinental Exchange, Inc.*(a)	64,200	7,845,882
Morgan Stanley*	341,700	26,912,292
State Street Corp.	578,500	37,457,875

		135,045,187

Healthcare Services — 2.0%
UnitedHealth Group, Inc.	535,600	28,370,732

Hotels & Motels — 1.0%
Marriott International, Inc. (Class A Stock)	304,645	14,915,419

Insurance — 1.6%
WellPoint, Inc.*	292,200	23,697,420

Internet Services — 9.7%
eBay, Inc.*	581,100	19,263,465
Google, Inc. (Class A Stock)*	92,100	42,196,536
Juniper Networks, Inc.*(a)	2,140,000	42,115,200
Monster Worldwide, Inc.*	330,100	15,636,837
VeriSign, Inc.*	280,000	7,033,600
Yahoo!, Inc.*(a)	406,100	12,706,869

		138,952,507

Manufacturing — 2.1%
Danaher Corp.	428,200	30,594,890

Medical Supplies & Equipment — 3.8%
Amgen, Inc.*	292,800	16,361,664
Medtronic, Inc.*	532,200	26,109,732
St. Jude Medical, Inc.*	304,100	11,437,201

		53,908,597

Oil & Gas — 1.9%
Schlumberger Ltd. (Netherlands)(a)	406,000	28,054,600

Pharmaceuticals — 7.5%
Celgene Corp.*(a)	276,300	14,494,698
Cephalon, Inc.*(a)	138,500	9,862,585
Genentech, Inc.*	323,500	26,565,820
Gilead Sciences, Inc.*	525,600	40,208,400
Medco Health Solutions, Inc.*	226,300	16,413,539

		107,545,042

Retail & Merchandising — 10.7%
Amazon.com, Inc.*(a)	772,600	30,741,754
CVS Corp.*	504,683	17,229,878
Kohl’s Corp.*	388,900	29,793,629
Lowe’s Cos., Inc.*	412,200	12,980,178
Target Corp.*	462,300	27,395,898
Wal-Mart Stores, Inc.*	305,500	14,343,225
Walgreen Co.	458,300	21,031,387

		153,515,949

Retailing — 1.4%
Bed Bath & Beyond, Inc.*(a)	512,900	20,603,193

Semiconductors — 11.8%
Analog Devices, Inc.	709,800	24,481,002
Applied Materials, Inc.*(a)	1,430,200	26,201,264
Broadcom Corp. (Class A Stock)*	641,600	20,576,112
Intel Corp.*	904,000	17,293,520
Marvell Technology Group Ltd. (Bermuda)*	1,611,900	27,096,039
Maxim Integrated Products, Inc.	773,600	22,743,840
Xilinx, Inc.*(a)	1,184,200	30,469,466

		168,861,243

Software — 1.4%
Adobe Systems, Inc.*(a)	489,700	20,420,490

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	1,528,500	59,535,075
QUALCOMM, Inc.*	317,600	13,548,816

		73,083,891

Transportation — 1.2%
Expeditors International Washington, Inc.	410,000	16,941,200

TOTAL LONG-TERM INVESTMENTS (cost $1,348,679,993)		1,419,863,094

SHORT-TERM INVESTMENT — 19.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $286,474,784; includes $266,676,512 of cash collateral for securities on loan) (b)(w)	286,474,784	286,474,784

TOTAL INVESTMENTS — 118.8% (cost $1,635,154,777)		1,706,337,878
Liabilities in excess of other assets — (18.8)%		(270,331,442)

NET ASSETS — 100.0%		$1,436,006,436

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $256,501,842; cash collateral of $266,676,512 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MFS GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Advertising — 0.3%
WPP Group PLC (United Kingdom)*	71,300	$1,080,367

Aerospace & Defense — 2.8%
BE Aerospace, Inc.*(a)	32,300	1,023,910
Boeing Co. (The)	11,800	1,049,138
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	53,680	2,461,765
United Technologies Corp.	114,460	7,439,900

		11,974,713

Apparel/Shoes — 0.4%
Phillips-Van Heusen Corp.	31,900	1,875,720

Beverages — 2.1%
Diageo PLC (United Kingdom)	162,700	3,296,134
PepsiCo, Inc.	87,220	5,543,703

		8,839,837

Business Services — 4.1%
Accenture Ltd. (Class A Stock)	112,400	4,331,896
Amdocs Ltd.*(a)	235,310	8,584,109
Fidelity National Information Services, Inc.	98,100	4,459,626

		17,375,631

Cable Television — 1.5%
Comcast Corp. (Class A Stock)*(a)	246,950	6,408,353

Capital Markets — 0.5%
Franklin Resources, Inc.	17,900	2,162,857

Chemicals — 0.8%
Cytec Industries, Inc.	20	1,125
Praxair, Inc.	51,500	3,242,440

		3,243,565

Clothing & Apparel — 1.3%
Coach, Inc.*	25,600	1,281,280
NIKE, Inc. (Class B Stock)	40,150	4,266,339

		5,547,619

Commercial Services — 0.6%
Moody’s Corp.(a)	41,900	2,600,314

Computer Hardware — 2.9%
Apple, Inc.*(a)	57,920	5,381,347
Hewlett-Packard Co.	53,100	2,131,434
Network Appliance, Inc.*	69,100	2,523,532
Sandisk Corp.*	53,700	2,352,060

		12,388,373

Computer Services — 2.5%
EMC Corp.*(a)	464,870	6,438,449
First Data Corp.	160,200	4,309,380

		10,747,829

Computer Services & Software — 1.8%
Automatic Data Processing, Inc.	67,500	3,267,000
Cognizant Technology Solutions Corp.*	11,600	1,023,932
Western Union Co.	149,800	3,288,110

		7,579,042

Conglomerates — 3.1%
3M Co.	28,300	2,162,969
Altria Group, Inc.	28,600	2,511,366
General Electric Co.	234,340	8,286,262

		12,960,597

Consumer Products & Services — 2.1%
Avon Products, Inc.	28,500	1,061,910
LVMH Moet Hennessy Louis Vuitton SA (France)*	22,000	2,440,722
Procter & Gamble Co.	84,600	5,343,336

		8,845,968

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.*	70,600	4,715,374

Electronic Components & Equipment — 1.0%
Harman International Industries, Inc.(a)	30,100	2,892,008
National Semiconductor Corp.	58,600	1,414,604

		4,306,612

Energy Services — 0.5%
NRG Energy, Inc.*	29,500	2,125,180

Entertainment & Leisure — 1.8%
International Game Technology Group, Inc.	64,000	2,584,320
Royal Caribbean Cruises Ltd.	122,300	5,156,168

		7,740,488

Farming & Agriculture — 1.3%
Bunge Ltd. (Bermuda)*	36,300	2,984,586
Monsanto Co.*	43,800	2,407,248

		5,391,834

Financial - Bank & Trust — 2.8%
Mellon Financial Corp.(a)	131,000	5,651,340
State Street Corp.	98,300	6,364,925

		12,016,265

Financial Services — 4.6%
American Express Co.*	44,909	2,532,868
Chicago Mercantile Exchange Holdings, Inc.(a)	1,500	798,690
Countrywide Financial Corp.	30,700	1,032,748
Deutsche Boerse AG (Germany)*	9,400	2,153,515
Goldman Sachs Group, Inc.*	31,200	6,446,856
UBS AG (Switzerland)*	107,973	6,415,381

		19,380,058

Food — 2.0%
Nestle SA (Switzerland)*	22,102	8,607,803

Healthcare Services — 0.9%
UnitedHealth Group, Inc.	69,400	3,676,118

Industrial Products — 0.8%
Precision Castparts Corp.	31,800	3,308,790

1

Insurance — 1.4%
AFLAC, Inc.	59,800	2,814,188
WellPoint, Inc.*	39,900	3,235,890

		6,050,078

Internet Services — 3.7%
Akamai Technologies, Inc.*	20,200	1,008,384
eBay, Inc.*	128,100	4,246,515
Google, Inc. (Class A Stock)*	18,480	8,466,797
Yahoo!, Inc.*(a)	56,400	1,764,756

		15,486,452

Machinery & Equipment — 2.4%
Deere & Co.	26,200	2,846,368
Rockwell Automation, Inc.*	68,400	4,095,108
Thermo Fisher Scientific, Inc.*(a)	65,200	3,048,100

		9,989,576

Medical Supplies & Equipment — 8.5%
Abbott Laboratories*	39,900	2,226,420
Advanced Medical Optics*(a)	28,540	1,061,688
Amgen, Inc.*	42,330	2,365,400
Baxter International, Inc.	100,400	5,288,068
Cytyc Corp.*	172,500	5,901,225
DENTSPLY International, Inc.	102,400	3,353,600
Genzyme Corp.*	117,180	7,033,144
Medtronic, Inc.*	143,190	7,024,901
St. Jude Medical, Inc.*	43,300	1,628,513

		35,882,959

Miscellaneous Manufacturing — 0.5%
Danaher Corp.	29,500	2,107,775

Multimedia — 1.0%
News Corp. (Class A Stock)	178,200	4,119,984

Network/Hardware — 4.2%
Cisco Systems, Inc.*	329,260	8,406,008
Corning, Inc.*	54,100	1,230,234
Juniper Networks, Inc.*	170,600	3,357,408
QUALCOMM, Inc.*	108,460	4,626,903

		17,620,553

Oil & Gas — 2.9%
Noble Corp. (Cayman Islands)	39,700	3,123,596
Schlumberger Ltd.	71,500	4,940,650
Weatherford International Ltd.*	46,800	2,110,680
XTO Energy, Inc.	40,600	2,225,286

		12,400,212

Petroleum Exploration & Production — 0.8%
Ultra Petroleum Corp.*	61,200	3,251,556

Pharmaceuticals — 9.6%
Allergan, Inc.(a)	58,000	6,427,560
Cardinal Health, Inc.	62,700	4,573,965
Celgene Corp.*(a)	59,400	3,116,124
Express Scripts, Inc.*	12,700	1,025,144
Gilead Sciences, Inc.*	42,200	3,228,300
Johnson & Johnson	67,368	4,059,596
Roche Holding AG (Switzerland)	40,440	7,155,166
Schering-Plough Corp.*	43,800	1,117,338
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	98,000	3,668,140
Wyeth	127,400	6,373,822

		40,745,155

Retail & Merchandising — 5.6%
CVS Corp.*	177,118	6,046,809
Lowe’s Cos., Inc.*	187,300	5,898,077
Nordstrom, Inc.	81,200	4,298,728
Staples, Inc.	81,500	2,105,960
Target Corp.*	88,540	5,246,880

		23,596,454

Semiconductors — 3.1%
Applied Materials, Inc.*	173,200	3,173,024
ASML Holding NV (Netherlands)*(a)	26,900	665,775
Intel Corp.*	330,300	6,318,639
Texas Instruments, Inc.(a)	100,400	3,022,040

		13,179,478

Software — 5.3%
Adobe Systems, Inc.*	129,400	5,395,980
Electronic Arts, Inc.*	33,060	1,664,902
Microsoft Corp.*	212,970	5,935,474
Oracle Corp.*	523,720	9,495,043

		22,491,399

Telecommunications — 1.9%
America Movil SA de CV (Class L Stock), ADR (Mexico)	119,760	5,723,331
Nokia OYJ (Finland)*	95,900	2,207,292

		7,930,623

Transportation — 1.0%
Burlington North Santa Fe Corp.	18,700	1,504,041
FedEx Corp.	24,600	2,642,778

		4,146,819

Utilities — 0.3%
AES Corp. (The)*	50,200	1,080,304

TOTAL LONG-TERM INVESTMENTS (cost $386,805,477)		404,978,684

SHORT-TERM INVESTMENTS — 15.8%

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

COMMERCIAL PAPER — 4.3%
Cargill Inc.(h)
5.39%	04/02/07	NR	$16,940	16,940,000
Goldman Sachs
5.39%	04/02/07	NR	1,227	1,227,000

TOTAL COMMERCIAL PAPER (cost $18,167,000)				18,167,000

2

AFFILIATED MONEY MARKET MUTUAL FUND — 11.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $48,568,494; includes $48,568,494 of cash collateral for securities on loan)(b)(w)	48,568,494	48,568,494

TOTAL SHORT-TERM INVESTMENTS (cost $66,735,494)		66,735,494

TOTAL INVESTMENTS — 111.6% (cost $453,540,971)		471,714,178
Liabilities in excess of other assets — (11.6)%		(48,882,168)

NET ASSETS — 100.0%		$422,832,010

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $47,247,902; cash collateral of $48,568,494 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $16,940,000. The aggregate market value of $16,940,000 is approximately 4.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

AST MARSICO CAPITAL GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 93.8%
COMMON STOCKS
Aerospace — 8.7%
Boeing Co. (The)	898,412	$79,877,811
General Dynamics Corp.	1,594,427	121,814,223
Lockheed Martin Corp.	1,355,855	131,545,052
United Technologies Corp.	913,545	59,380,425

		392,617,511

Automobile Manufacturers — 2.7%
Toyota Motor Corp., ADR (Japan)	956,352	122,566,072

Banks — 2.3%
Wells Fargo & Co.	2,984,637	102,761,052

Beverages — 1.4%
Heinekin NV, ADR (Netherlands)	2,349,859	61,246,490

Chemicals — 1.8%
Praxair, Inc.	1,296,195	81,608,437

Commercial Banks — 3.0%
Industrial and Commercial Bank of China (Class H Stock) (China)*	245,249,000	137,478,802

Consumer Products & Services — 3.5%
Procter & Gamble Co.	2,519,420	159,126,567

Energy Services — 0.6%
NRG Energy, Inc.*	358,843	25,851,050

Entertainment & Leisure — 5.6%
Las Vegas Sands Corp.*(a)	1,295,871	112,235,387
Station Casinos, Inc.	313,728	27,159,433
Wynn Resorts Ltd.(a)	1,185,639	112,469,716

		251,864,536

Farming & Agriculture — 2.3%
Monsanto Co.	1,908,847	104,910,231

Financial - Bank & Trust — 0.2%
China Merchants Bank Co., Ltd. (China)*	4,058,000	8,185,075

Financial Services — 12.0%
Citigroup, Inc.	1,392,735	71,503,015
Goldman Sachs Group, Inc.(a)	740,937	153,099,812
Lehman Brothers Holdings, Inc.	1,627,896	114,066,673
MasterCard, Inc.(a)	746,100	79,265,664
UBS AG (Switzerland)	2,068,976	122,959,244

		540,894,408

Healthcare Services — 7.3%
UnitedHealth Group, Inc.	6,254,455	331,298,481

Hotels & Motels — 4.3%
Four Seasons Hotels, Inc. (Canada)	545,714	43,820,834
MGM Mirage*	2,178,090	151,420,817

		195,241,651

Internet Services — 0.9%
Google, Inc. (Class A Stock)*	91,351	41,853,374

Media — 3.4%
Comcast Corp.*(a)	6,001,684	155,743,700

Medical Supplies & Equipment — 1.1%
Genzyme Corp.*(a)	856,628	51,414,813

Oil & Gas — 1.8%
Schlumberger Ltd.(a)	1,200,451	82,951,164

Pharmaceuticals — 5.0%
Amylin Pharmaceuticals, Inc.*(a)	1,215,884	45,425,426
Genentech, Inc.*(a)	2,199,363	180,611,690

		226,037,116

Railroads — 5.5%
Burlington North Santa Fe Corp.	1,858,021	149,440,629
Union Pacific Corp.	996,829	101,227,985

		250,668,614

Real Estate Operating Companies — 0.8%
CB Richard Ellis Group, Inc.*(a)	343,580	11,743,564
Saint Joe Co. (The)(a)	469,099	24,538,569

		36,282,133

Restaurants — 3.3%
Starbucks Corp.*(a)	2,277,973	71,437,233
Yum! Brands, Inc.	1,319,663	76,223,735

		147,660,968

Retail & Merchandising — 6.0%
Federated Department Stores, Inc.	2,107,985	94,964,724
Lowe’s Cos., Inc.(a)	3,144,548	99,021,817
Target Corp.	1,268,598	75,177,117

		269,163,658

Semiconductors — 1.7%
Intel Corp.	3,968,727	75,921,748

Telecommunications — 6.1%
America Movil SA de CV, ADR (Mexico)	1,400,686	66,938,784
AT&T, Inc.	961,183	37,899,446
China Mobile Ltd. (Hong Kong)*	9,350,000	85,021,757
Cisco Systems, Inc.*	3,427,044	87,492,433

		277,352,420

Transportation — 2.5%
FedEx Corp.	1,065,343	114,449,798

TOTAL LONG-TERM INVESTMENTS (cost $3,380,202,090)		4,245,149,869

SHORT-TERM INVESTMENT — 17.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $769,077,688; includes $542,309,400 of cash collateral for securities on loan)(b)(w)	769,077,688	769,077,688

TOTAL INVESTMENTS — 110.8% (cost $4,149,279,778)	5,014,227,557
Liabilities in excess of other assets — (10.8)%	(488,525,506)

NET ASSETS — 100.0%	$4,525,702,051

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $522,811,497; cash collateral of $542,309,400 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Care Investment Fund-Taxable Money Market Series.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace — 1.6%
United Technologies Corp.	152,810	$9,932,650

Beverages — 3.6%
PepsiCo, Inc.	347,250	22,071,210

Biotechnology — 6.5%
Amgen, Inc.*	187,390	10,471,353
Celgene Corp.*(a)	251,420	13,189,493
MedImmune, Inc.*(a)	439,660	15,999,228

		39,660,074

Broadcasting — 0.5%
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	214,520	2,771,598

Commercial Services — 4.6%
McGraw-Hill Cos., Inc.	438,823	27,593,190

Computer Services — 7.8%
Checkfree Corp.*(a)	306,740	11,376,987
First Data Corp.	680,830	18,314,327
Western Union Co.	788,340	17,304,063

		46,995,377

Computer Software — 6.6%
Electronic Arts, Inc.*	401,800	20,234,648
Microsoft Corp.*	709,164	19,764,401

		39,999,049

Financials — 2.7%
Charles Schwab Corp.	908,360	16,613,904

Internet & Online — 7.9%
Google, Inc. (Class A Stock)*	54,090	24,781,874
Yahoo!, Inc.*(a)	730,430	22,855,155

		47,637,029

Medical Products — 6.1%
St. Jude Medical, Inc.*	512,178	19,263,015
Thermo Fisher Scientific, Inc.*(a)	384,760	17,987,530

		37,250,545

Movies & Entertainment — 2.3%
Viacom, Inc. (Class B Stock)*	332,210	13,657,153

Networking/Telecom Equipment — 5.4%
Cisco Systems, Inc.*	541,790	13,831,899
Research in Motion Ltd.*(a)	137,090	18,711,414

		32,543,313

Oil & Gas — 3.9%
Suncor Energy, Inc.	306,030	23,365,391

Oil Well Services & Equipment — 8.0%
Baker Hughes, Inc.	320,370	21,186,068
Schlumberger Ltd.(a)	397,830	27,490,053

		48,676,121

Pharmaceuticals — 1.4%
Amylin Pharmaceuticals, Inc.*(a)	225,198	8,413,397

Retail - Food & Drug — 1.9%
CVS/Caremark Corp.*	340,000	11,607,600

Retailing — 7.2%
Lowe’s Cos., Inc.	357,120	11,245,709
Target Corp.	280,950	16,649,097
Wal-Mart Stores, Inc.	331,320	15,555,474

		43,450,280

Semiconductors — 5.2%
Linear Technology Corp.(a)	428,800	13,545,792
QUALCOMM, Inc.	415,030	17,705,180

		31,250,972

Specialty Finance — 6.9%
American Express Co.	236,880	13,360,032
Freddie Mac	476,607	28,353,350

		41,713,382

Telecommunications — 8.2%
American Tower Corp. (Class A Stock)*(a)	557,110	21,699,434
Crown Castle International Corp.*(a)	364,890	11,723,916
Sprint Nextel Corp.	864,420	16,389,403

		49,812,753

TOTAL LONG-TERM INVESTMENTS (cost $516,316,747)		595,014,988

SHORT-TERM INVESTMENT — 21.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $128,139,829, includes $122,632,134 of cash collateral for securities on loan)(b)(w)	128,139,829	128,139,829

TOTAL INVESTMENTS — 119.5% (cost $644,456,576)		723,154,817
Liabilities in excess of other assets — (19.5)%		(117,816,135)

NET ASSETS — 100.0%		$605,338,682

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $119,505,298; cash collateral of $122,632,134 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST DEAM LARGE-CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Aerospace — 1.4%
Raytheon Co.	99,900	$5,240,754

Automotive Parts — 0.1%
TRW Automotive Holdings Corp.*	8,500	295,970

Beverages — 0.2%
Pepsi Bottling Group, Inc.	29,500	940,755

Broadcast & Cable/Satellite TV — 1.1%
Cablevision Systems New York Group (Class A Stock)	138,600	4,217,598

Broadcasting & Cable — 0.5%
Liberty Global, Inc. (Class A Stock)*	60,400	1,988,972

Building & Construction — 0.1%
Lennar Corp. (Class A Stock)	7,200	303,912

Chemicals — 2.8%
FMC Corp.	31,800	2,398,674
Lyondell Chemical Co.	122,200	3,662,334
Sherwin-Williams Co.(a)	68,000	4,490,720

		10,551,728

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.(a)	29,600	909,608
Liz Claiborne, Inc.	18,800	805,580

		1,715,188

Computer Hardware — 2.2%
Hewlett-Packard Co.	147,900	5,936,706
International Business Machines Corp.	27,600	2,601,576

		8,538,282

Conglomerates — 1.0%
Altria Group, Inc.	10,700	939,567
Honeywell International, Inc.	61,700	2,841,902

		3,781,469

Construction — 0.9%
KB Home(a)	75,600	3,225,852

Consumer Products & Services — 5.1%
Colgate-Palmolive Co.	90,900	6,071,211
Hasbro, Inc.	40,600	1,161,972
Johnson & Johnson	61,600	3,712,016
Loews Corp. - Carolina Group	8,700	657,807
Newell Rubbermaid, Inc.	71,600	2,226,044
Procter & Gamble Co.	21,200	1,338,992
Reynolds America, Inc.(a)	26,900	1,678,829
UST, Inc.(a)	41,800	2,423,564

		19,270,435

Containers & Packaging — 1.0%
Sonoco Products Co.	102,100	3,836,918

Electronic Components & Equipment — 2.5%
Duke Energy Corp.	309,200	6,273,668
General Electric Co.	94,300	3,334,448

		9,608,116

Entertainment & Leisure — 2.3%
Mattel, Inc.	30,100	829,857
Walt Disney Co.	227,700	7,839,711

		8,669,568

Equipment Services — 0.4%
United Rentals, Inc.*(a)	59,300	1,630,750

Financial - Bank & Trust — 10.1%
Bank of America Corp.	298,100	15,209,062
National City Corp.	107,800	4,015,550
SunTrust Banks, Inc.	14,700	1,220,688
U.S. Bancorp	70,900	2,479,373
Wachovia Corp.	96,900	5,334,345
Wells Fargo & Co.	288,300	9,926,169

		38,185,187

Financial Services — 12.2%
Bear Stearns Cos., Inc.	7,600	1,142,660
Citigroup, Inc.	137,975	7,083,636
Fannie Mae	50,100	2,734,458
Goldman Sachs Group, Inc.	27,700	5,723,651
IndyMac Bancorp, Inc.(a)	67,000	2,147,350
J.P. Morgan Chase & Co.	244,684	11,837,812
Lehman Brothers Holdings, Inc.	76,000	5,325,320
Morgan Stanley	111,100	8,750,236
PNC Financial Services Group, Inc.	20,000	1,439,400

		46,184,523

Food — 2.8%
ConAgra Foods, Inc.	116,200	2,894,542
General Mills, Inc.	51,200	2,980,864
Safeway, Inc.	132,000	4,836,480

		10,711,886

Household Products — 0.4%
Kimberly-Clark Corp.	21,100	1,445,139

Industrial Products — 0.4%
Dover Corp.	31,700	1,547,277

Insurance — 6.1%
American International Group, Inc.	21,800	1,465,396
Assurant, Inc.	19,500	1,045,785
Berkley, (W.R.) Corp.	139,587	4,623,122
Genworth Financial, Inc. (Class A Stock)	69,900	2,442,306
Hartford Financial Services Group, Inc.	28,200	2,695,356
HCC Insurance Holdings, Inc.	90,300	2,781,240
Lincoln National Corp.	13,300	901,607
Loews Corp.	34,400	1,562,792
MetLife, Inc.	66,000	4,167,900
Principal Financial Group, Inc.	26,200	1,568,594

		23,254,098

Machinery & Equipment — 2.2%
Eaton Corp.	36,900	3,083,364
Snap-on, Inc.	75,200	3,617,120
Thermo Fisher Scientific, Inc.*(a)	39,100	1,827,925

		8,528,409

1

Managed Healthcare — 0.3%
Aetna, Inc.	27,500	1,204,225

Medical Supplies & Equipment — 1.4%
Abbott Laboratories	95,100	5,306,580

Oil & Gas — 14.3%
ChevronTexaco Corp.	173,000	12,795,080
ConocoPhillips	26,200	1,790,770
Devon Energy Corp.	75,300	5,212,266
Exxon Mobil Corp.	241,500	18,221,175
Marathon Oil Corp.	53,300	5,267,639
Newfield Exploration Co.*	85,500	3,566,205
Tesoro Corp.	25,800	2,591,094
Valero Energy Corp.	72,700	4,688,423

		54,132,652

Paper & Forest Products — 1.1%
International Paper Co.(a)	119,300	4,342,520

Pharmaceuticals — 4.1%
IMS Health, Inc.	14,000	415,240
McKesson Corp.	20,000	1,170,800
Merck & Co., Inc.	63,700	2,813,629
Pfizer, Inc.	421,300	10,642,038
Watson Pharmaceuticals, Inc.*	13,300	351,519

		15,393,226

Printing & Publishing — 0.1%
Donnelley, (R.R.) & Sons Co.	13,900	508,601

Real Estate Investment Trust — 3.1%
AMB Property Corp.(a)	4,900	288,071
Apartment Investment & Management Co. (Class A Stock)(a)	11,600	669,204
Archstone-Smith Trust	24,000	1,302,720
Avalonbay Communities, Inc.	7,700	1,001,000
Equity Residential Properties Trust	10,400	501,592
Health Care Property Investors, Inc.	17,800	641,334
Hospitality Properties Trust(a)	20,100	940,680
Host Hotels & Resorts, Inc.	34,300	902,433
Kimco Realty Corp.	13,100	638,494
ProLogis	12,100	785,653
Public Storage, Inc.(a)	10,100	956,167
Simon Property Group, Inc.	11,500	1,279,375
Thornburg Mortgage, Inc.	13,400	348,400
Vornado Realty Trust(a)	12,300	1,467,882

		11,723,005

Restaurants — 1.7%
McDonald’s Corp.	139,200	6,270,960

Retail & Merchandising — 2.0%
Dollar Tree Stores, Inc.*	63,800	2,439,712
Family Dollar Stores, Inc.	126,500	3,746,930
OfficeMax, Inc.	29,800	1,571,652

		7,758,294

Semiconductors — 0.4%
Novellus Systems, Inc.*(a)	53,000	1,697,060

Telecommunications — 6.1%
AT&T, Inc.	232,300	9,159,589
Citizens Communications Co.	145,000	2,167,750
Telephone & Data Systems, Inc.	7,200	429,264
Verizon Communications, Inc.	297,400	11,277,408

		23,034,011

Transportation — 1.3%
Ryder System, Inc.(a)	87,800	4,332,052
UAL Corp.*	19,600	748,132

		5,080,184

Utilities — 4.0%
Entergy Corp.	52,500	5,508,300
FirstEnergy Corp.(a)	68,900	4,563,936
KeySpan Corp.	17,300	711,895
Sempra Energy	56,800	3,465,368
Teco Energy, Inc.	45,700	786,497

		15,035,996

TOTAL COMMON STOCKS
(cost $344,842,830)		365,160,100

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CORPORATE OBLIGATIONS
Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes(g)(i)
10.00%	04/15/07	NR	$40	4

TOTAL LONG-TERM INVESTMENTS
(cost $344,855,580)				365,160,104

SHORT-TERM INVESTMENTS — 12.0%
U.S. TREASURY OBLIGATION — 0.5%
U. S. Treasury Bill(k)
(cost $2,154,920) 4.98%	04/19/07		2,160	2,154,757

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 11.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $43,574,614; includes $27,366,065 of cash collateral for securities on loan)(b)(w)	43,574,614	43,574,614

TOTAL SHORT-TERM INVESTMENTS
(cost $45,729,534)		45,729,371

TOTAL INVESTMENTS — 108.2%
(cost $390,585,114)		410,889,475
Liabilities in excess of other assets(u) — (8.2)%		(31,287,702)

NET ASSETS — 100.0%		$379,601,773

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

2

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

Schedule of Investments	March 31, 2007 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $26,612,222; cash collateral of $27,366,065 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation

Long Positions:
41	S & P 500	Jun 07	$14,579,450	$14,669,800	$90,350

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

AST LARGE-CAP VALUE

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 2.2%
Goodrich Corp.	40,500	2,084,940
Honeywell International, Inc.	14,700	677,082
Lockheed Martin Corp.	13,600	1,319,472
Northrop Grumman Corp.	368,000	27,312,960
United Technologies Corp.	175,800	11,427,000

		42,821,454

Agriculture — 1.4%
UST, Inc.(a)	460,500	26,699,790

Auto Components — 0.7%
Johnson Controls, Inc.	100,700	9,528,234
Magna International, Inc. (Class A Stock)	60,750	4,562,933

		14,091,167

Automotive Parts — 0.1%
Advance Auto Parts, Inc.	25,900	998,445

Banks — 0.1%
Bank of New York Co., Inc. (The)	25,200	1,021,860

Biotechnology — 0.6%
Amgen, Inc.*	189,100	10,566,908

Chemicals — 1.8%
Air Products & Chemicals, Inc.	56,200	4,152,618
Dow Chemical Co.*	92,100	4,223,706
Eastman Chemical Co.	230,200	14,578,566
PPG Industries, Inc.	1,300	91,403
Praxair, Inc.	39,300	2,474,328
Rohm & Haas Co.(a)	172,800	8,937,216

		34,457,837

Commercial Banks — 7.1%
Bank of America Corp.	1,344,009	68,571,339
KeyCorp(a)	192,000	7,194,240
Marshall & Ilsley Corp.(a)	107,000	4,955,170
State Street Corp.	103,300	6,688,675
TCF Financial Corp.(a)	119,000	3,136,840
U.S. Bancorp	613,600	21,457,592
UnionBanCal Corp.	73,800	4,680,396
Wells Fargo & Co.	565,900	19,483,937
Zions Bancorp	7,100	600,092

		136,768,281

Commercial Services — 0.1%
Avis Budget Group*	48,960	1,337,587

Computer Services & Software — 0.1%
Hewlett-Packard Co.	66,700	2,677,338

Computers — 1.2%
Affiliated Computer Services, Inc. (Class A Stock)*	16,000	942,080
Electronic Data Systems Corp.	678,350	18,776,728
International Business Machines Corp.	40,400	3,808,104

		23,526,912

Computers & Peripherals — 0.1%
Sun Microsystems, Inc.*(a)	427,800	2,571,078

Conglomerates — 0.1%
Textron, Inc.	27,100	2,433,580

Construction — 0.2%
D.R. Horton, Inc.(a)	39,200	862,400
Toll Brothers, Inc.*(a)	68,900	1,886,482

		2,748,882

Consumer Products & Services — 1.5%
Procter & Gamble Co.	472,100	29,817,836

Diversified Financial Services — 5.7%
Capital One Financial Corp.	96,200	7,259,252
CIT Group, Inc.	199,300	10,546,956
Citigroup, Inc.	869,900	44,660,666
E*Trade Financial Corp.*(a)	60,800	1,290,176
Fannie Mae	487,500	26,607,750
JPMorgan Chase & Co.	371,600	17,978,008
Merrill Lynch & Co., Inc.	24,900	2,033,583

		110,376,391

Electric Utilities — 4.2%
American Electric Power Co., Inc.	250,600	12,216,750
CMS Energy Corp.(a)	326,200	5,806,360
Consolidated Edison, Inc.(a)	116,600	5,953,596
Dominion Resources, Inc.	13,500	1,198,395
Dynegy, Inc. (Class A Stock)	48,300	447,258
Edison International	233,000	11,447,290
Exelon Corp.	263,500	18,105,085
FPL Group, Inc.	183,950	11,252,222
Northeast Utilities	150,100	4,918,777
PG&E Corp.	4,200	202,734
Pinnacle West Capital Corp.	44,400	2,142,300
SCANA Corp.(a)	75,500	3,259,335
Sierra Pacific Resources*	230,300	4,002,614

		80,952,716

Entertainment & Leisure
Sabre Holdings Corp.	21,600	707,400

Exchange Traded Fund — 0.7%
iShares Russell 1000 Value Index Fund	157,963	13,133,044

Financial - Bank & Trust — 3.0%
Comerica, Inc.	199,100	11,770,792
PNC Financial Services Group, Inc.	73,700	5,304,189
Sovereign Bancorp, Inc.	357,105	9,084,751
SunTrust Banks, Inc.	62,800	5,214,912
Wachovia Corp.	491,600	27,062,580

		58,437,224

Financial - Brokerage — 0.2%
MGIC Investment Corp.(a)	72,200	4,254,024

Financial Services — 2.9%
Franklin Resources, Inc.	7,400	894,142
Freddie Mac	554,450	32,984,231
Morgan Stanley	284,100	22,375,716
TD Ameritrade Holding Corp.*(a)	43,600	648,768

		56,902,857

Food & Staples Retailing — 0.8%
Safeway, Inc.	127,800	4,682,592
SUPERVALU, Inc.(a)	27,200	1,062,704

Wal-Mart Stores, Inc.	224,300	10,530,885

		16,276,181

Food Products — 0.7%
General Mills, Inc.*(a)	46,400	2,701,408
Kellogg Co.	72,200	3,713,246
Kraft Foods, Inc. (Class A Stock)(a)	29,100	921,306
Sysco Corp.	26,200	886,346
Unilever PLC, ADR (United Kingdom)	141,270	4,247,989

		12,470,295

Forest & Paper Products — 0.2%
Domtar Corp. (Canada)*(a)	324,894	3,024,763

Healthcare Providers & Services — 2.6%
Aetna, Inc.	335,300	14,682,787
Tenet Healthcare Corp.*(a)	1,092,900	7,027,347
UnitedHealth Group, Inc.	425,300	22,528,141
WellPoint, Inc.*	78,900	6,398,790

		50,637,065

Healthcare Services — 0.1%
Quest Diagnostics, Inc.	27,000	1,346,490

Home Builders — 1.4%
Centex Corp.	153,800	6,425,764
Lennar Corp. (Class A Stock)(a)	460,200	19,425,042
Lennar Corp. (Class B Stock)	39,150	1,543,685

		27,394,491

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp. (Panama)	29,000	1,358,940
McDonald’s Corp.	152,900	6,888,145
Starwood Hotels & Resorts Worldwide, Inc.	3,900	252,915
Wyndham Worldwide Corp.*	110,420	3,770,843
Yum! Brands, Inc.	91,350	5,276,376

		17,547,219

Industrial Conglomerates — 2.4%
3M Co.	266,100	20,338,023
Tyco International Ltd.	839,600	26,489,380

		46,827,403

Insurance — 7.7%
AMBAC Financial Group, Inc.(a)	115,600	9,986,684
American International Group, Inc.	111,000	7,461,420
Assurant, Inc.	79,600	4,268,948
Chubb Corp.	291,100	15,041,137
CIGNA Corp.	20,800	2,967,328
Genworth Financial, Inc. (Class A Stock)	682,500	23,846,550
Hanover Insurance Group, Inc. (The)	118,200	5,451,384
Hartford Financial Service Group, Inc.	138,600	13,247,388
MBIA, Inc.	111,200	7,282,488
MetLife, Inc.	191,850	12,115,328
Protective Life Corp.	46,500	2,047,860
Travelers Cos., Inc. (The)	374,250	19,374,922
UnumProvident Corp.(a)	582,150	13,406,914
W.R. Berkley Corp.	144,700	4,792,464
XL Capital Ltd. (Class A Stock)(a)	125,100	8,751,996

		150,042,811

Internet & Catalog Retail
Expedia, Inc.*	21,300	493,734

Internet Services
eBay, Inc.*	11,400	377,910

Machinery — 0.1%
Deere & Co.	19,400	2,107,616

Machinery & Equipment — 0.1%
Rockwell Automation, Inc.	37,200	2,227,164

Media — 2.5%
CBS Corp. (Class B Stock)(a)	230,900	7,063,231
Clear Channel Communications, Inc.	9,600	336,384
Comcast Corp. (Class A Stock)*(a)	171,200	4,442,640
Gannett Co., Inc.	75,800	4,266,782
Idearc, Inc.	328,000	11,512,800
News Corp. (Class A Stock)	463,900	10,725,368
Time Warner, Inc.	154,000	3,036,880
Walt Disney Co. (The)	197,500	6,799,925

		48,184,010

Medical Supplies & Equipment — 0.1%
Sepracor, Inc.*(a)	35,000	1,632,050

Metals & Mining — 1.2%
Alcoa, Inc.(a)	523,750	17,755,125
United States Steel Corp.	54,200	5,375,014

		23,130,139

Miscellaneous Manufacturers — 2.7%
Dover Corp.	12,600	615,006
Eaton Corp.	78,100	6,526,036
General Electric Co.	1,021,500	36,120,240
Illinois Tool Works, Inc.	37,600	1,940,160
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	57,500	2,493,775
SPX Corp.	76,400	5,363,280

		53,058,497

Multi-Utilities — 0.4%
Xcel Energy, Inc.	288,000	7,110,720

Oil, Gas & Consumable Fuels — 13.7%
Anadarko Petroleum Corp.	321,600	13,822,368
Apache Corp.	255,600	18,070,920
Baker Hughes, Inc.	8,500	562,105
BJ Services Co.	4,700	131,130
ChevronTexaco Corp.	440,900	32,608,964
ConocoPhillips	761,800	52,069,030
Devon Energy Corp.	409,000	28,310,980
Encana Corp.(a)	90,400	4,576,952
Exxon Mobil Corp.	651,700	49,170,765
Halliburton Co.	147,500	4,681,650
Hess Corp.	62,400	3,461,328
Marathon Oil Corp.	27,800	2,747,474
Occidental Petroleum Corp.	484,000	23,866,040
Royal Dutch Shell PLC (Netherlands)	120,800	8,046,488
Schlumberger Ltd. (Netherlands)	27,500	1,900,250
Sunoco, Inc.*(a)	80,200	5,649,288
Valero Energy Corp.	79,100	5,101,159
Weatherford International Ltd.*	35,700	1,610,070

XTO Energy, Inc.	172,500	9,454,725

		265,841,686

Paper & Forest Products — 0.5%
Weyerhaeuser Co.	124,779	9,325,982

Pharmaceuticals — 5.2%
Abbott Laboratories	105,600	5,892,480
Eli Lilly & Co.	122,100	6,557,991
Merck & Co., Inc.	458,600	20,256,362
Pfizer, Inc.	1,518,400	38,354,784
Schering-Plough Corp.	84,300	2,150,493
Wyeth	561,100	28,071,833

		101,283,943

Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co. (Class A Stock)(a)	92,000	5,307,480
Boston Properties, Inc.	39,700	4,660,780
Hospitality Properties Trust*(a)	78,000	3,650,400
Host Marriot Corp.	9,400	247,314
ProLogis	168,300	10,927,719

		24,793,693

Real Estate Management & Development — 0.4%
Realogy Corp.*	285,450	8,452,175

Retail & Merchandising — 1.1%
Abercrombie & Fitch Co. (Class A Stock)	10,900	824,912
Family Dollar Stores, Inc.	88,500	2,621,370
Federated Department Stores, Inc.	142,800	6,433,140
J.C. Penney Co., Inc.	33,800	2,777,008
Kohl’s Corp.*	38,000	2,911,180
Lowe’s Co., Inc.	141,900	4,468,431
Target Corp.	12,300	728,898
TJX Cos., Inc.	800	21,568

		20,786,507

Semiconductors & Semiconductor Equipment — 0.1%
Xilinx, Inc.(a)	45,600	1,173,288

Software — 3.2%
BMC Software, Inc.	262,600	8,085,454
CA, Inc.	795,504	20,611,509
First Data Corp.	269,700	7,254,930
Microsoft Corp.	891,350	24,841,924
Oracle Corp.*	76,400	1,385,132

		62,178,949

Specialty Retail — 2.1%
Borders Group, Inc.	239,800	4,896,716
Home Depot, Inc. (The)	755,700	27,764,418
Staples, Inc.	335,500	8,669,320

		41,330,454

Telecommunication Services — 0.3%
Crown Castle International Corp.*(a)	146,100	4,694,193

Telecommunications — 4.3%
AT&T, Inc.	835,200	32,931,936
Cisco Systems, Inc.*	95,900	2,448,327
Corning, Inc.*	137,800	3,133,572
Juniper Networks, Inc.*(a)	54,900	1,080,432
Motorola, Inc.	106,200	1,876,554
QUALCOMM, Inc.	45,700	1,949,562
Sprint Nextel Corp.	310,800	5,892,768
Verizon Communications, Inc.*	918,800	34,840,896

		84,154,047

Textiles, Apparel & Luxury Goods — 0.3%
Jones Apparel Group, Inc.(a)	215,600	6,625,388

Thrifts & Mortgage Finance — 1.4%
Countrywide Financial Corp.	139,900	4,706,236
Washington Mutual, Inc.(a)	569,150	22,982,277

		27,688,513

Tobacco — 4.2%
Altria Group, Inc.	894,250	78,524,092
Imperial Tobacco Group, ADR (United Kingdom)	40,600	3,643,444

		82,167,536

Transportation — 0.9%
Burlington North Santa Fe Corp.	36,800	2,959,824
CSX Corp.	63,500	2,543,175
FedEx Corp.	21,000	2,256,030
Norfolk Southern Corp.	195,800	9,907,480

		17,666,509

Utilities — 0.8%
DTE Energy Co.(a)	70,600	3,381,740
TXU Corp.	180,800	11,589,280

		14,971,020

TOTAL LONG-TERM INVESTMENTS (cost $1,746,086,151)		1,894,325,052

SHORT-TERM INVESTMENT — 10.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $206,035,415; includes $161,067,039 of cash collateral for securities on loan)(b)(w)	206,035,415	206,035,415

TOTAL INVESTMENTS — 108.3% (cost $1,952,121,566)		2,100,360,467
Liabilities in excess of other assets — (8.3)%		(160,237,939)

NET ASSETS — 100.0%		$1,940,122,528

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

AMBAC	American Municipal Bond Assurance Corporation

MBIA	Municipal Bond Investors Assurance Company

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $154,420,495; cash collateral of $161,067,039 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(u)	Liabilities in excess of other assets includes unrealized depreciation on future contracts as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized (Depreciation)

Long Positions: 33	S & P 500	Jun 07	$12,147,845	$11,807,400	$(340,445)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)*	93,500	$1,150,985

Aerospace — 1.1%
Boeing Co.	27,900	2,480,589
Northrop Grumman Corp.	30,900	2,293,398

		4,773,987

Automobile Manufacturers — 0.6%
DaimlerChrysler AG (Germany)	31,500	2,577,015

Automotive Parts — 1.3%
Autoliv, Inc.	37,100	2,118,781
BorgWarner, Inc.	21,500	1,621,530
Magna International, Inc. (Class A Stock)	23,600	1,772,596

		5,512,907

Beverages — 1.2%
Coca-Cola Co.	30,200	1,449,600
Coca-Cola Enterprises, Inc.	40,600	822,150
Molson Coors Brewing Co. (Class B Stock)	32,700	3,094,074

		5,365,824

Broadcasting — 0.8%
CBS Corp. (Class B Stock)	117,700	3,600,443

Building Materials — 0.2%
American Standard Cos., Inc.	13,300	705,166

Business Services — 0.2%
Accenture Ltd. (Class A Stock)	23,800	917,252

Cable Television — 0.8%
Comcast Corp. (Class A Stock)*(a)	134,300	3,485,085

Chemicals — 3.1%
Ashland, Inc.	32,900	2,158,240
Avery Dennison Corp.(a)	27,600	1,773,576
Dow Chemical Co. (The)	81,700	3,746,762
DuPont, (E.I.) de Nemours & Co.	47,700	2,357,811
Hercules, Inc.*	4,092	79,958
Lubrizol Corp. (The)	25,650	1,321,744
PPG Industries, Inc.	27,900	1,961,649

		13,399,740

Clothing & Apparel — 0.3%
Jones Apparel Group, Inc.(a)	46,900	1,441,237

Computer Hardware — 1.5%
Dell, Inc.*	30,400	705,584
Hewlett-Packard Co.	14,300	574,002
International Business Machines Corp.	30,500	2,874,930
Lexmark International, Inc. (Class A Stock)*(a)	36,200	2,116,252

		6,270,768

Computer Services & Software — 0.6%
Microsoft Corp.	66,500	1,853,355
Tech Data Corp.*(a)	18,850	675,019

		2,528,374

Conglomerates — 2.3%
Altria Group, Inc.	100,400	8,816,124
Tyco International Ltd.	33,200	1,047,460

		9,863,584

Consumer Products & Services — 4.4%
Black & Decker Corp.(a)	24,800	2,024,176
Clorox Co.	27,200	1,732,368
Colgate-Palmolive Co.	33,000	2,204,070
International Flavors & Fragrances, Inc.	27,900	1,317,438
Kimberly-Clark Corp.	36,400	2,493,036
Procter & Gamble Co.	129,900	8,204,484
UST, Inc.(a)	17,500	1,014,650

		18,990,222

Containers & Packaging — 1.5%
Crown Holdings, Inc.*	80,300	1,964,138
Owens-Illinois, Inc.*	61,800	1,592,586
Smurfit-Stone Container Corp.*	129,100	1,453,666
Sonoco Products Co.	38,400	1,443,072

		6,453,462

Electronic Components & Equipment — 4.1%
Flextronics International Ltd.*	190,600	2,085,164
General Electric Co.	338,700	11,976,432
Sanmina-SCI Corp.*	190,600	689,972
Solectron Corp.*(a)	227,350	716,152
SPX Corp.(a)	31,200	2,190,240

		17,657,960

Entertainment & Leisure — 1.4%
Disney, (Walt) Co. (The)	35,300	1,215,379
Time Warner, Inc.	234,800	4,630,256

		5,845,635

Financial - Bank & Trust — 9.0%
Astoria Financial Corp.	50,300	1,337,477
Bank of America Corp.	281,000	14,336,620
BB&T Corp.	21,500	881,930
Comerica, Inc.	40,400	2,388,448
Fifth Third Bancorp	47,600	1,841,644
National City Corp.(a)	97,100	3,616,975
SunTrust Banks, Inc.	43,800	3,637,152
U.S. Bancorp	105,600	3,692,832
Wachovia Corp.	57,500	3,165,375
Wells Fargo & Co.	108,000	3,718,440

		38,616,893

Financial Services — 16.1%
Ambac Financial Group, Inc.	9,500	820,705
Ameriprise Financial, Inc.	47,800	2,731,292
Citigroup, Inc.	367,500	18,867,450
Countrywide Financial Corp.	95,400	3,209,256
Fannie Mae	107,100	5,845,518
Freddie Mac	60,300	3,587,247
J.P. Morgan Chase & Co.	274,600	13,285,148
KeyCorp(a)	43,475	1,629,008
MBIA, Inc.	40,100	2,626,149
Mellon Financial Co.	33,900	1,462,446

Merrill Lynch & Co., Inc.	67,300	5,496,391
MGIC Investment Corp.(a)	39,600	2,333,232
Morgan Stanley	31,600	2,488,816
Waddell & Reed Financial, Inc. (Class A Stock)	21,100	492,052
Washington Mutual, Inc.(a)	109,200	4,409,496

		69,284,206

Food — 3.6%
ConAgra Foods, Inc.	90,700	2,259,337
Kellogg Co.	47,700	2,453,211
Kraft Foods, Inc. (Class A Stock)(a)	53,300	1,687,478
Kroger Co. (The)	118,900	3,358,925
Safeway, Inc.	95,300	3,491,792
Sara Lee Corp.	147,800	2,500,776

		15,751,519

Healthcare Services — 0.2%
Tenet Healthcare Corp.*(a)	127,700	821,111

Home Builders — 0.2%
Pulte Homes, Inc., REIT	40,700	1,076,922

Insurance — 8.3%
ACE Ltd.	15,100	861,606
Aflac, Inc.	8,300	390,598
Allstate Corp. (The)	21,600	1,297,296
American International Group, Inc.	156,200	10,499,764
Genworth Financial, Inc. (Class A Stock)	96,800	3,382,192
Hartford Financial Services Group, Inc. (The)	36,100	3,450,438
MetLife, Inc.	68,500	4,325,775
Old Republic International Corp.	105,800	2,340,296
PartnerRe Ltd. (Bermuda)(a)	6,200	424,948
RenaissanceRe Holdings Ltd.	30,700	1,539,298
Torchmark Corp.	2,225	145,938
Travelers Cos., Inc. (The)	79,140	4,097,078
UnumProvident Corp.(a)	64,800	1,492,344
XL Capital Ltd. (Class A Stock)(a)	23,000	1,609,080

		35,856,651

Insurance - Property Insurance — 0.5%
Fidelity National Title Group, Inc. (Class A Stock)	98,800	2,372,188

Machinery & Equipment — 0.6%
Eaton Corp.	32,500	2,715,700

Medical Supplies & Equipment — 0.3%
AmerisourceBergen Corp.	24,275	1,280,506

Metals & Mining — 0.6%
Arcelor Mittal Steel Co. (Class A Stock) (Netherlands)	53,000	2,803,170

Movies & Entertainment — 0.3%
Viacom, Inc. (Class B Stock)*	26,500	1,089,415

Oil & Gas — 13.1%
BP PLC, ADR (United Kingdom)(a)	38,000	2,460,500
ChevronTexaco Corp.	175,500	12,979,980
ConocoPhillips	87,600	5,987,460
Exxon Mobil Corp.	343,600	25,924,620
Marathon Oil Corp.	42,200	4,170,626
Occidental Petroleum Corp.	11,800	581,858
Royal Dutch Shell PLC, ADR (Netherlands)	32,900	2,181,270
Total Fina SA, ADR (France)(a)	30,000	2,093,400

		56,379,714

Paper & Forest Products — 0.6%
Temple-Inland, Inc.	47,100	2,813,754

Pharmaceuticals — 5.8%
Lilly, (Eli) & Co.	49,200	2,642,532
Merck & Co., Inc.	148,300	6,550,411
Pfizer, Inc.	533,800	13,483,788
Schering-Plough Corp.	88,100	2,247,431

		24,924,162

Printing & Publishing — 0.2%
Gannett Co., Inc.	14,700	827,463

Restaurants — 1.1%
McDonald’s Corp.	101,100	4,554,555

Retail & Merchandising — 2.6%
Dillard’s, Inc. (Class A Stock)	35,800	1,171,734
Family Dollar Stores, Inc.	27,100	802,702
Federated Department Stores, Inc.	77,900	3,509,395
Gap, Inc. (The)	125,700	2,163,297
Mattel, Inc.	33,100	912,567
Office Depot, Inc.*	39,900	1,402,086
Saks, Inc.	55,800	1,162,872

		11,124,653

Telecommunications — 6.9%
American Tower Corp. (Class A Stock)*	35,300	1,374,935
AT&T, Inc.	327,800	12,925,154
Nokia Corp. (Class A Stock), ADR (Finland)*	34,300	786,156
Sprint Corp.	271,000	5,138,160
Verizon Communications, Inc.	251,200	9,525,504

		29,749,909

Utilities — 2.6%
Allegheny Energy, Inc.*	50,400	2,476,656
Constellation Energy Group, Inc.	37,500	3,260,625
Entergy Corp.	25,500	2,675,460
TXU Corp.	18,500	1,185,850
Wisconsin Energy Corp.	30,700	1,489,564

		11,088,155

TOTAL LONG-TERM INVESTMENTS (cost $350,838,157)		423,670,292

SHORT-TERM INVESTMENTS — 11.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $47,500,508; includes $37,402,772 of cash collateral for securities on loan)(b)(w)	47,500,508	47,500,508

TOTAL INVESTMENTS — 109.3%
(cost $398,338,665)		471,170,800
Liabilities in excess of other assets — (9.3)%		(39,933,537)

NET ASSETS — 100.0%		$431,237,263

The following abbreviations are used in portfolio descriptions:

ADR      American Depositary Receipt

MBIA    Municipal Bond Investors Assurance Company

REIT      Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $35,776,193; cash collateral of $37,402,772 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST COHEN & STEERS REALTY PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Apartment — 22.5%
Apartment Investment & Management Co., REIT (Class A Stock)	227,000	$13,095,630
Archstone-Smith Trust, REIT	314,600	17,076,488
Avalonbay Communities, Inc., REIT	170,435	22,156,550
BRE Properties, Inc., REIT	240,600	15,193,890
Camden Property Trust, REIT	83,000	5,835,730
Equity Residential Properties Trust, REIT	561,300	27,071,499
Essex Property Trust, Inc., REIT	67,600	8,752,848
GMH Communities Trust, REIT	22,337	223,147
Home Properties, Inc., REIT	23,900	1,262,159
Post Properties, Inc., REIT	116,961	5,348,626
UDR, Inc., REIT	190,300	5,826,986

		121,843,553

Diversified Operations — 6.2%
Colonial Properties Trust, REIT	17,300	790,091
Cousins Properties, Inc., REIT	56,000	1,840,160
Cresent Real Estate Equities Co., REIT	83,600	1,677,016
Vornado Realty Trust, REIT	243,263	29,031,006

		33,338,273

Health Care — 1.2%
Ventas, Inc., REIT	158,900	6,694,457

Hotel — 9.4%
Hilton Hotels Corp.	334,300	12,021,428
Host Hotels & Resort Inc., REIT	707,697	18,619,508
Starwood Hotels & Resorts Worldwide, Inc.	224,600	14,565,310
Strategic Hotel Capital, Inc., REIT	244,300	5,587,141

		50,793,387

Industrial — 6.9%
AMB Property Corp., REIT	135,800	7,983,682
DCT Industrial Trust, Inc., REIT	185,700	2,196,831
EastGroup Properties, Inc., REIT	54,300	2,770,929
ProLogis	373,464	24,249,018

		37,200,460

Manufactured Home — 1.0%
Equity Lifestyle Properties, Inc., REIT	55,200	2,981,352
Sun Communities, Inc., REIT	85,800	2,661,516

		5,642,868

Office — 21.5%
Alexandria Real Estate Equities, Inc., REIT	101,724	10,210,038
Biomed Realty Trust, Inc., REIT	257,100	6,761,730
Boston Properties, Inc., REIT	312,000	36,628,800
Brookfield Properties Corp. (Canada)	453,650	18,448,564
Douglas Emmett, Inc., REIT	145,800	3,722,274
Kilroy Realty Corp., REIT	127,000	9,366,250
Mack-Cali Realty Corp., REIT	158,412	7,545,164
Maguire Properties, Inc., REIT	170,400	6,059,424
SL Green Realty Corp., REIT	129,578	17,775,510

		116,517,754

Office/Industrial — 2.5%
Liberty Property Trust, REIT	249,400	12,150,768
PS Business Parks, Inc., REIT	15,300	1,078,956

		13,229,724

Regional Mall — 11.7%
General Growth Properties, Inc., REIT	212,200	13,701,754
Macerich Co. (The), REIT	121,200	11,194,032
Simon Property Group, Inc., REIT	304,900	33,920,125
Taubman Centers, Inc., REIT	79,099	4,586,951

		63,402,862

Self Storage — 6.8%
Extra Space Storage, Inc., REIT	143,000	2,708,420
Public Storage, Inc., REIT	348,866	33,027,144
U-Store-It Trust, REIT	53,300	1,072,396

		36,807,960

Shopping Centers — 7.3%
Developers Diversified Realty Corp., REIT	221,400	13,926,060
Equity One, Inc., REIT	7,300	193,450
Federal Realty Investment Trust, REIT	136,100	12,333,382
Inland Real Estate Corp., REIT	60,200	1,104,068
Kimco Realty Corp., REIT	46,400	2,261,536
Regency Centers Corp., REIT	73,737	6,160,726
Tanger Factory Outlet Centers, Inc., REIT	25,900	1,046,101
Weingarten Realty Investors, REIT	55,600	2,644,336

		39,669,659

Specialty — 2.4%
Plum Creek Timber Co., REIT	287,600	11,337,192
Rayonier, Inc., REIT	40,200	1,728,600

		13,065,792

TOTAL LONG-TERM INVESTMENTS (cost $418,804,945)		538,206,749

SHORT-TERM INVESTMENTS
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $9,519) (w)	9,519	9,519

TOTAL INVESTMENTS — 99.4% (cost $418,814,464)	538,216,268
Other assets in excess of liabilities — 0.6%	3,046,523

NET ASSETS — 100.0%	$541,262,791

The following abbreviations are used in portfolio descriptions:

REIT	Real Estate Investment Trust

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Advertising — 0.3%
Interpublic Group of Cos., Inc.*	90,000	$1,107,900

Aerospace — 1.8%
Rockwell Collins, Inc.	32,100	2,148,453
United Technologies Corp.	86,300	5,609,500

		7,757,953

Aerospace & Defense — 1.7%
Boeing Co.	40,500	3,600,855
Northrop Grumman Corp.	49,600	3,681,312

		7,282,167

Apparel — 0.2%
Jones Apparel Group, Inc.(a)	34,800	1,069,404

Automobile Manufacturers — 0.6%
Ford Motor Co.(a)	47,300	373,197
General Motors Corp.	60,600	1,856,784
Toyota Motor Corp., ADR (Japan)	3,200	410,112

		2,640,093

Automotive Parts — 0.2%
Autoliv, Inc. (Sweden)*	12,500	713,875
Magna International, Inc. (Class A Stock)	4,400	330,484

		1,044,359

Banks — 0.5%
KeyCorp(a)	58,100	2,177,007

Beverages — 0.2%
Coca-Cola Co.	5,300	254,400
PepsiCo, Inc.	9,600	610,176

		864,576

Biotechnology — 1.8%
Genentech, Inc.*	23,800	1,954,456
Gilead Sciences, Inc.*	55,350	4,234,275
MedImmune, Inc.*(a)	43,300	1,575,687

		7,764,418

Building Materials — 0.1%
American Standard Cos., Inc.	300	15,906
Masco Corp.*	15,000	411,000

		426,906

Chemicals — 2.8%
Ashland, Inc.	15,300	1,003,680
Dow Chemical Co.	88,900	4,076,954
DuPont (E.I.) de Nemours & Co.	89,000	4,399,270
Hercules, Inc.*	12,800	250,112
Lubrizol Corp. (The)	18,400	948,152
PPG Industries, Inc.(a)	22,000	1,546,820

		12,224,988

Clothing & Apparel — 1.7%
Gap, Inc.(a)	75,200	1,294,192
Kohl’s Corp.*	38,800	2,972,468
Limited Brands, Inc.	44,300	1,154,458
VF Corp.	25,775	2,129,531

		7,550,649

Commercial Banks — 2.6%
Bank of America Corp.	220,646	11,257,359

Communication Equipment — 2.0%
Cisco Systems, Inc.*	224,000	5,718,720
Motorola, Inc.	72,400	1,279,308
Nokia Corp., ADR (Finland)*	31,700	726,564
Tellabs, Inc.*(a)	100,700	996,930

		8,721,522

Computer Services & Software — 3.3%
Akamai Technologies, Inc.*	21,100	1,053,312
Allegheny Energy, Inc.*	29,400	1,444,716
Electronic Arts, Inc.*	55,300	2,784,908
Microsoft Corp.	314,800	8,773,476

		14,056,412

Computers & Peripherals — 5.0%
Apple Computer, Inc.*	71,200	6,615,192
EMC Corp.*(a)	41,000	567,850
Hewlett-Packard Co.	113,560	4,558,298
International Business Machines Corp.	69,600	6,560,496
Lexmark International, Inc. (Class A Stock)*(a)	21,000	1,227,660
Network Appliance, Inc.*	52,400	1,913,648

		21,443,144

Conglomerates — 4.9%
General Electric Co.	469,870	16,614,603
Tyco International Ltd.	138,400	4,366,520

		20,981,123

Construction — 0.3%
Pulte Homes, Inc.	46,200	1,222,452

Consumer Products & Services — 3.7%
Avery Dennison Corp.(a)	8,800	565,488
Colgate-Palmolive Co.*	37,000	2,471,230
Fortune Brands, Inc.(a)	21,500	1,694,630
Kimberly-Clark Corp.	4,425	303,068
Procter & Gamble Co.	170,900	10,794,044

		15,828,460

Containers & Packaging — 0.4%
Smurfit-Stone Container Corp.*	102,400	1,153,024
Sunoco Products Co.	20,500	770,390

		1,923,414

Diversified Financial Services — 0.3%
Goldman Sachs Group, Inc.*	7,000	1,446,410

Diversified Telecommunication Services — 2.8%
AT&T, Inc.*	129,500	5,106,185
Verizon Communications, Inc.*	184,400	6,992,448

		12,098,633

Electric Utilities — 0.2%
American Electric Power Co., Inc.	14,700	716,625

Electrical Equipment — 0.4%
Cooper Industries Ltd. (Class A Stock)	9,400	422,906
Emerson Electric Co.	28,000	1,206,520

		1,629,426

Electronic Components — 1.5%
Arrow Electronics, Inc.(a)*	28,300	1,068,325
Avnet, Inc.(a)*	55,100	1,991,314
Flextronics International Ltd.*	97,100	1,062,274
Solectron Corp.(a)*	347,697	1,095,246
Tech Data Corp.(a)*	33,000	1,181,730

		6,398,889

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	16,500	1,091,145
Halliburton Co.(a)	101,200	3,212,088

		4,303,233

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)*	11,000	904,420

Financial - Bank & Trust — 2.6%
BB&T Corp.*	15,800	648,116
Comerica, Inc.	27,600	1,631,712
National City Corp.*(a)	88,700	3,304,075
SunTrust Banks, Inc.	14,200	1,179,168
U.S. Bancorp	29,000	1,014,130
Wells Fargo & Co.	103,200	3,553,176

		11,330,377

Financial Services — 8.1%
Chicago Mercantile Exchange Holdings, Inc.(a)	4,400	2,342,824
Citigroup, Inc.	247,100	12,686,114
Franklin Resources, Inc.	22,500	2,718,675
JPMorgan Chase & Co.*	193,476	9,360,369
Merrill Lynch & Co., Inc.	74,700	6,100,749
NYSE Group, Inc.(a)	18,600	1,743,750

		34,952,481

Food & Staples Retailing — 1.0%
Kroger Co. (The)*	34,000	960,500
Wal-Mart Stores, Inc.*	69,800	3,277,110

		4,237,610

Food Products — 0.8%
H.J. Heinz Co.	34,300	1,616,216
Sara Lee Corp.	106,100	1,795,212

		3,411,428

Foods — 1.2%
Hershey Co. (The)(a)	30,100	1,645,266
Safeway, Inc.	53,500	1,960,240
Wrigley, (Wm., Jr.) Co.*	32,700	1,665,411

		5,270,917

Healthcare Services — 1.6%
Laboratory Corp. of America Holdings(a)*	21,700	1,576,071
Tenet Healthcare Corp.(a)*	140,500	903,415
UnitedHealth Group, Inc.	86,400	4,576,608

		7,056,094

Hotels & Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	30,500	1,977,925

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	122,600	5,523,130

Industrial Products — 0.3%
Reliant Energy, Inc.*	65,600	1,332,992

Information Technology Products & Services — 0.2%
Ingram Micro, Inc. (Class A Stock)*	47,100	909,501

Insurance — 6.0%
ACE Ltd.	26,600	1,517,796
American International Group, Inc.*	146,087	9,819,968
Axis Capital Holdings Ltd. (Bermuda)	26,550	898,983
Genworth Financial, Inc. (Class A Stock)*	58,300	2,037,002
Hartford Financial Service Group, Inc.	12,500	1,194,750
Loews Corp.	10,700	486,101
MetLife, Inc.	9,800	618,870
Old Republic International Corp.	48,000	1,061,760
PartnerRe Ltd. (Bermuda)(a)	19,800	1,357,092
Travelers Cos., Inc. (The)	74,193	3,840,972
Unum Group(a)	21,900	504,357
XL Capital Ltd. (Class A Stock)(a)	34,800	2,434,608

		25,772,259

Internet Services — 2.2%
eBay, Inc.*	60,700	2,012,205
Google, Inc. (Class A Stock)*	15,900	7,284,744

		9,296,949

Investment Management — 0.3%
Janus Capital Group, Inc.	65,700	1,373,787

IT Services — 0.4%
Cognizant Technology Solutions Corp. (Class A Shares)*	19,300	1,703,611

Machinery & Equipment — 1.2%
Eaton Corp.	20,900	1,746,404
Ingersoll-Rand Co. Ltd. (Class A Stock)*	49,000	2,125,130
SPX Corp.(a)	19,900	1,396,980

		5,268,514

Media — 3.9%
CBS Corp. (Class B Stock)	102,650	3,140,063
Comcast Corp. (Class A Stock)*(a)	213,450	5,539,027
Comcast Corp. (Special Class A Stock)*	28,650	729,716
Time Warner, Inc.	283,700	5,594,564
Walt Disney Co. (The)	47,100	1,621,653

		16,625,023

Media & Entertainment — 0.3%
Tribune Co.	43,100	1,383,941

Medical Supplies & Equipment — 1.1%
Alcon, Inc. (Switzerland)*	14,100	1,858,662
Becton Dickinson & Co.	35,400	2,721,906

		4,580,568

Metals & Mining — 0.3%
Alcan, Inc.	22,700	1,184,940

Multi-Line Retail — 0.6%
Federated Department Stores, Inc.	56,500	2,545,325

Oil, Gas & Consumable Fuels — 6.7%
BP PLC, ADR (United Kingdom)(a)	25,100	1,625,225
ChevronTexaco Corp.	99,846	7,384,610
Exxon Mobil Corp.	228,800	17,262,960
Marathon Oil Corp.	7,300	721,459
Noble Energy, Inc.	33,800	2,016,170

		29,010,424

Paper & Forest Products — 0.5%
International Paper Co.(a)	60,000	2,184,000

Personnel Services — 0.3%
Apollo Group, Inc. (Class A Stock)*(a)	32,300	1,417,970

Pharmaceuticals — 6.3%
Abbott Laboratories*	39,000	2,176,200
Johnson & Johnson	45,300	2,729,778
Lilly, (Eli) & Co.	40,800	2,191,368
Merck & Co., Inc.	165,500	7,310,135
Pfizer, Inc.	172,820	4,365,433
Schering-Plough Corp.*	101,000	2,576,510
Wyeth	116,700	5,838,501

		27,187,925

Printing & Publishing — 0.4%
Donnelley, (R.R.) & Sons Co.	15,100	552,509
Idearc, Inc.	31,020	1,088,802

		1,641,311

Retail & Merchandising — 1.9%
Big Lots, Inc.*	50,300	1,573,384
Dillard’s, Inc. (Class A Stock)	33,800	1,106,274
Target Corp.*	92,400	5,475,624

		8,155,282

Semiconductors — 0.9%
Intel Corp.*	42,480	812,642
Nvidia Corp.*(a)	62,600	1,801,628
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	1,236,250

		3,850,520

Software — 0.2%
Citrix Systems, Inc.*	24,700	791,141

Technology — 0.2%
Sanmina SCI Corp.*	262,300	949,526

Technology Software — 0.3%
Electronic Data Systems Corp.	54,200	1,500,256

Thrifts & Mortgage Finance — 3.0%
Fannie Mae	87,600	4,781,208
Freddie Mac	61,700	3,670,533
Washington Mutual, Inc.(a)	110,300	4,453,914

		12,905,655

Tobacco — 2.4%
Altria Group, Inc.	116,650	10,243,037

Utilities — 0.3%
TXU Corp.	22,400	1,435,840

Wireless Telecommunication Services — 1.4%
Sprint Nextel Corp.	264,774	5,020,115
Vodafone Group PLC, ADR (United Kingdom)	41,300	1,109,318

		6,129,433

TOTAL LONG-TERM INVESTMENTS (cost $359,766,208)		427,981,634

SHORT-TERM INVESTMENT — 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $58,746,848; includes $55,941,752 of cash collateral for securities on loan)(b)(w)	58,746,848	58,746,848

TOTAL INVESTMENTS — 112.8% (cost $418,513,056)		486,728,482
Liabilities in excess of other assets — (12.8)%		(55,082,499)

NET ASSETS — 100.0%		$431,645,983

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan.The aggregate market value of such securities is $53,581,227; cash collateral of $55,941,752 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace — 2.1%
Lockheed Martin Corp.	7,736	$750,547
Northrop Grumman Corp.	88,579	6,574,333
Raytheon Co.	8,881	465,897

		7,790,777

Airlines — 0.1%
Southwest Airlines Co.	34,009	499,932

Automotive Parts — 1.0%
Magna International, Inc. (Class A Stock) (Canada)	50,102	3,763,161

Beverages — 0.7%
Coca-Cola Enterprises, Inc.	5,693	115,283
Molson Coors Brewing Co. (Class B Stock)	20,446	1,934,600
Pepsi Bottling Group, Inc.	9,567	305,092

		2,354,975

Broadcasting — 0.7%
CBS Corp. (Class B Stock)	80,666	2,467,573

Building Materials — 0.2%
Building Material Holding Corp.	47,993	869,153

Business Services — 1.7%
Accenture Ltd. (Class A Stock)	103,635	3,994,093
Acxiom Corp.	52,210	1,116,772
Harland, (John H.) Co.	18,033	923,831
Manpower, Inc.	507	37,401

		6,072,097

Chemicals — 1.9%
Celanese Corp.	35,258	1,087,357
Georgia Gulf Corp.(a)	14,710	238,449
Lyondell Chemical Co.	178,547	5,351,054
Westlake Chemical Corp.	4,328	117,505

		6,794,365

Clothing & Apparel — 0.3%
Brown Shoe Co., Inc.	22,094	927,948

Commercial Banks — 0.1%
Downey Financial Corp.(a)	5,537	357,358

Commercial Services — 0.1%
Watson Wyatt & Co. Holdings	8,685	422,525

Commercial Services & Supplies — 0.1%
Labor Ready, Inc.*(a)	13,865	263,296

Computer Hardware — 5.1%
Hewlett-Packard Co.	211,119	8,474,317
Imation Corp.	2,225	89,845
International Business Machines Corp.	107,746	10,156,138

		18,720,300

Computer Services & Software — 2.7%
Computer Sciences Corp.*	62,040	3,234,145
Microsoft Corp.*	218,404	6,086,920
Sybase, Inc.*(a)	13,848	350,077
Tech Data Corp.*(a)	7,753	277,635

		9,948,777

Conglomerates — 0.7%
Altria Group, Inc.	7,922	695,631
Tyco International Ltd.	63,269	1,996,137

		2,691,768

Construction — 1.6%
KB Home*(a)	45,526	1,942,594
NVR, Inc.*(a)	5,610	3,730,650

		5,673,244

Consumer Cyclicals - Motor Vehicle — 0.8%
ArvinMeritor, Inc.(a)	151,290	2,761,043

Consumer Products & Services — 4.9%
Hasbro, Inc.	61,197	1,751,458
Johnson & Johnson	83,106	5,007,968
Kimberly-Clark Corp.	92,336	6,324,093
Newell Rubbermaid, Inc.	47,699	1,482,962
Procter & Gamble Co.	17,806	1,124,627
Tupperware Corp.(a)	92,321	2,301,562

		17,992,670

Diversified Operations
Thornburg Mortgage Asset Corp.	2,353	61,178

Electronic Components & Equipment — 2.7%
Arrow Electronics, Inc.*(a)	26,820	1,012,455
Avnet, Inc.*(a)	57,661	2,083,868
Eastman Kodak Co.(a)	31,055	700,601
General Electric Co.	101,030	3,572,421
Nam Tai Electronics, Inc. (Hong Kong)	36,519	472,921
Vishay Intertechnology, Inc.(a)	149,345	2,087,843

		9,930,109

Entertainment & Leisure — 0.8%
Mattel, Inc.	61,787	1,703,467
Walt Disney Co. (The)	38,797	1,335,781

		3,039,248

Financial - Bank & Trust — 4.3%
Bank of America Corp.	248,180	12,662,144
Comerica, Inc.	24,164	1,428,576
Corus Bankshares, Inc.(a)	35,079	598,448
Wells Fargo & Co.	24,750	852,142

		15,541,310

Financial Services — 13.9%
AmeriCredit Corp.*(a)	90,587	2,070,819
Capital One Financial Corp.	3,573	269,619
Citigroup, Inc.	275,844	14,161,831
Countrywide Financial Corp.	82,627	2,779,572
Goldman Sachs Group, Inc.	39,928	8,250,323
IndyMac Bancorp, Inc.(a)	45,029	1,443,179
Lehman Brothers Holdings, Inc.	39,354	2,757,535
Merrill Lynch & Co., Inc.	31,779	2,595,391
Morgan Stanley	106,152	8,360,531
Washington Mutual, Inc.(a)	195,066	7,876,765

		50,565,565

Food — 1.3%
ConAgra Foods, Inc.	10,040	$250,096
General Mills, Inc.	50,222	2,923,925
Kroger Co. (The)*	16,936	478,442
Seaboard Corp.	546	1,233,960

		4,886,423

Health Services — 0.3%
Healthspring, Inc.*	48,844	1,150,276

Healthcare Services — 2.4%
AMERIGROUP Corp.*(a)	50,773	1,543,499
Apria Healthcare Group, Inc.*(a)	30,315	977,659
Humana, Inc.*(a)	69,395	4,026,298
Molina Healthcare, Inc.*	3,184	97,399
WellCare Health Plans, Inc.*(a)	24,021	2,047,790
WellPoint, Inc.*	474	38,441

		8,731,086

Hotels & Motels
Wyndham Worldwide Corp.*	3,658	124,921

Insurance — 5.4%
ACE Ltd.	101,371	5,784,229
Aetna, Inc.	50,291	2,202,243
American Financial Group, Inc.	22,805	776,282
American International Group, Inc.	10,970	737,403
Arch Capital Group Ltd.*	31,104	2,121,604
Aspen Insurance Holdings, Ltd. (Bermuda)	67,974	1,781,599
AXIS Capital Holdings Ltd. (Bermuda)	36,360	1,231,150
Endurance Specialty Holdings Ltd. (Bermuda)	81,989	2,930,287
Odyssey Re Holdings Corp.	14,282	561,425
PartnerRe Ltd. (Bermuda)(a)	22,243	1,524,535

		19,650,757

Internet Services — 1.3%
Cisco Systems, Inc.*	24,259	619,332
EarthLink, Inc.*(a)	112,114	824,038
Expedia, Inc.*	58,953	1,366,531
United Online, Inc.	125,828	1,765,367

		4,575,268

IT Services — 0.4%
Electronic Data Systems Corp.	53,433	1,479,026

Machinery & Equipment — 1.6%
Cummins, Inc.	40,917	5,921,508

Medical Supplies & Equipment — 4.5%
Amgen, Inc.*	91,371	5,105,811
Applera Corp. - Applied Biosystems Group	96,212	2,844,989
Becton Dickinson & Co.	45,867	3,526,714
McKesson Corp.	81,463	4,768,844

		16,246,358

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	46,264	3,062,214
United States Steel Corp.	30,644	3,038,966

		6,101,180

Office Equipment — 0.2%
Lexmark International, Inc. (Class A Stock)*(a)	11,787	689,068

Oil & Gas — 13.5%
ChevronTexaco Corp.	128,022	9,468,507
ConocoPhillips	99,127	6,775,330
EnCana Corp. (Canada)(a)	35,348	1,789,669
Exxon Mobil Corp.	244,741	18,465,709
Grey Wolf, Inc.*(a)	111,262	745,455
Marathon Oil Corp.	49,262	4,868,564
Nicor, Inc.	19,792	958,329
Occidental Petroleum Corp.	45,807	2,258,743
Tesoro Corp.	18,942	1,902,345
Valero Energy Corp.	31,706	2,044,720

		49,277,371

Paper & Forest Products — 0.1%
Potlatch Corp.	11,381	521,022

Pharmaceuticals — 5.8%
AmerisourceBergen Corp.	7,050	371,887
Biovail Corp. (Canada)	125,074	2,734,118
ImClone Systems, Inc.*	11,337	462,209
King Pharmaceuticals, Inc.*	91,055	1,791,052
Merck & Co., Inc.	150,133	6,631,375
Pfizer, Inc.	356,831	9,013,551
Viropharma, Inc.*(a)	18,809	269,909

		21,274,101

Printing & Publishing — 0.3%
Donnelley, (R.R.) & Sons Co.	17,935	656,242
Idearc, Inc.	9,435	331,168

		987,410

Railroads — 1.0%
Burlington North Santa Fe Corp.	14,671	1,179,988
CSX Corp.	15,425	617,771
Norfolk Southern Corp.	14,496	733,498
Union Pacific Corp.	9,712	986,254

		3,517,511

Real Estate Investment Trust — 0.9%
iStar Financial, Inc.	72,275	3,384,638

Restaurants — 1.1%
Darden Restaurants, Inc.	31,005	1,277,096
McDonald’s Corp.	57,704	2,599,565

		3,876,661

Retail & Merchandising — 1.0%
Barnes & Noble, Inc.(a)	33,643	1,327,217
Big Lots, Inc.*	35,369	1,106,342
SUPERVALU, Inc.(a)	33,301	1,301,070

		3,734,629

Retail - Automotive — 0.7%
Autonation, Inc.*(a)	44,887	953,400
Group 1 Automotive, Inc.(a)	44,192	1,757,516

		2,710,916

Semiconductors — 1.7%
Amkor Technology, Inc.*	185,597	2,316,251
Applied Materials, Inc.*(a)	101,807	1,865,104
Intel Corp.	7,127	136,339

Lam Research Corp.*(a)	40,229	1,904,441
Novellus Systems, Inc.*	1,534	49,119

		6,271,254

Software — 0.1%
BMC Software, Inc.*	14,780	455,076

Telecommunications — 3.9%
AT&T, Inc.	123,686	4,876,939
Embarq Corp.	3,393	191,196
Motorola, Inc.	60,345	1,066,296
Sprint Corp.	67,110	1,272,406
Verizon Communications, Inc.	181,796	6,893,704

		14,300,541

Transportation — 1.1%
FedEx Corp.	10,045	1,079,135
United Parcel Service, Inc. (Class B Stock)	40,892	2,866,529

		3,945,664

Utilities — 2.0%
Edison International	7,081	347,890
Progress Energy, Inc.(a)	10,314	520,238
TXU Corp.	81,212	5,205,689
UGI Corp.	45,011	1,202,244

		7,276,061

TOTAL LONG TERM INVESTMENTS (cost $315,414,918)		360,597,098

SHORT-TERM INVESTMENTS — 13.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $44,889,629; includes $44,849,142 of cash collateral for securities on loan)(b)(w)	44,889,629	44,889,629

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligation — 0.7%
Federal National Mortgage Assoc.(n)
(cost $2,450,000)
5.00%	04/02/07	2,450	2,450,000

TOTAL SHORT-TERM INVESTMENTS (cost $47,339,629)			47,339,629

TOTAL INVESTMENTS — 111.8% (cost $362,754,547)			407,936,727
Liabilities in excess of other assets(u) — (11.8)%			(42,921,192)

NET ASSETS — 100.0%			$365,015,535

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $43,302,024; cash collateral of $44,849,142 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date		Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation

Long Positions: 7	S & P 500	Jun 07	(1)	$2,459,975	$2,504,600	$44,625

(1)	Cash of $173,250 has been segregated with the custodian to cover requirements for open futures contracts at March 31, 2007

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Advertising — 0.3%
Omnicom Group, Inc.	90,000	$9,214,200

Airlines — 0.4%
Southwest Airlines Co.(a)	1,000,000	14,700,000

Beverages — 0.7%
PepsiCo, Inc.	400,000	25,424,000

Broadcasting — 5.6%
News Corp. (Class A Stock)	3,250,000	75,140,000
Time Warner, Inc.(a)	5,175,000	102,051,000
Viacom, Inc. (Class B Stock)*	300,000	12,333,000

		189,524,000

Brokerage & Money Management/Finance — 0.6%
Franklin Resources, Inc.	175,000	21,145,250

Capital Goods — 2.6%
General Electric Co.	1,674,000	59,192,640
United Technologies Corp.(a)	450,000	29,250,000

		88,442,640

Chemicals — 1.9%
Air Products & Chemicals, Inc.	900,000	66,501,000

Commercial Services — 0.3%
Apollo Group, Inc. (Class A Stock)*(a)	275,000	12,072,500

Computer Hardware — 1.1%
International Business Machines Corp.	415,700	39,183,882

Computer Services — 1.7%
Accenture Ltd. (Class A Stock)	1,500,000	57,810,000

Computer Services & Software — 3.9%
Citrix Systems, Inc.*	615,000	19,698,450
Fiserv, Inc.*	365,000	19,366,900
Microsoft Corp.	3,375,000	94,061,250

		133,126,600

Computers — 3.2%
Sun Microsystems, Inc.*(a)	18,000,000	108,180,000

Consumer Staples — 10.2%
Altria Group, Inc.	1,075,000	94,395,750
Fortune Brands, Inc.	150,700	11,878,174
Loews Corp.	1,000,000	45,430,000
Loews Corp. - Carolina Group	688,100	52,027,241
Procter & Gamble Co.	2,300,000	145,268,000

		348,999,165

Electronic Components & Equipment — 3.2%
Emerson Electric Co.	2,550,000	109,879,500

Energy — 5.1%
Baker Hughes, Inc.	100,000	6,613,000
ChevronTexaco Corp.	885,000	65,454,600
Exxon Mobil Corp.(a)	1,350,000	101,857,500

		173,925,100

Financial - Bank & Trust — 7.9%
Bank of America Corp.	1,400,000	71,428,000
Bank of New York Co., Inc. (The)	1,275,000	51,701,250
Northern Trust Corp.	754,800	45,393,672
Wachovia Corp.	400,000	22,020,000
Wells Fargo & Co.	1,550,000	53,366,500
Zions Bancorp	300,000	25,356,000

		269,265,422

Financial Services — 9.6%
Citigroup, Inc.	2,000,000	102,680,000
Fannie Mae	750,000	40,935,000
JPMorgan Chase & Co.	2,650,000	128,207,000
Lehman Brothers Holdings, Inc.(a)	175,000	12,262,250
Merrill Lynch & Co., Inc.	515,000	42,060,050

		326,144,300

Healthcare Services — 5.4%
Laboratory Corp. of America Holdings*(a)	200,000	14,526,000
UnitedHealth Group, Inc.	1,350,000	71,509,500
WellPoint, Inc.*(a)	1,190,200	96,525,220

		182,560,720

Insurance — 8.7%
ACE Ltd. (Cayman Islands)	1,175,000	67,045,500
Allstate Corp. (The)	399,200	23,975,952
American International Group, Inc.	2,000,000	134,440,000
Axis Capital Holdings Ltd. (Bermuda)	1,498,100	50,725,666
Hartford Financial Services Group, Inc. (The)	213,200	20,377,656

		296,564,774

Insurance - Property Insurance — 0.8%
Willis Group Holdings Ltd. (United Kingdom)	675,000	26,716,500

Internet Services — 0.4%
Yahoo!, Inc.*(a)	410,000	12,828,900

Managed Healthcare — 1.0%
Aetna, Inc.	750,000	32,842,500

Medical Supplies & Equipment — 1.3%
Alcon, Inc. (Switzerland)	110,000	14,500,200
Becton, Dickinson & Co.	375,000	28,833,750

		43,333,950

Multi-Industry Companies — 0.4%
Honeywell International, Inc.	288,000	13,265,280

Oil & Gas — 2.1%
Nabors Industries Ltd. (Bermuda)*(a)	608,000	18,039,360
Total Fina SA, ADR (France)(a)	750,000	52,335,000

		70,374,360

Petroleum Exploration & Production — 0.1%
BJ Services Co.	119,100	3,322,890

Pharmaceuticals — 6.7%
Lilly, (Eli) & Co.	1,100,000	59,081,000

Medco Health Solutions, Inc.*	366,800	26,604,004
Merck & Co., Inc.(a)	821,600	36,290,072
Schering-Plough Corp.(a)	1,000,000	25,510,000
Wyeth	1,616,000	80,848,480

		228,333,556

Restaurants — 1.3%
McDonald’s Corp.	950,000	42,797,500

Retail & Merchandising — 1.7%
CVS/Caremark Corp.*	909,124	31,037,494
Walgreen Co.	625,000	28,681,250

		59,718,744

Semiconductors — 1.0%
Applied Materials, Inc.	432,100	7,916,072
International Rectifier Corp.*(a)	675,000	25,791,750

		33,707,822

Telecommunications — 5.8%
AT&T, Inc.	2,395,800	94,466,394
Cisco Systems, Inc.*	2,000,000	51,060,000
Citizens Communications Co.	92,500	1,382,875
Verizon Communications, Inc.*(a)	1,309,300	49,648,656

		196,557,925

Transportation — 0.1%
United Parcel Service, Inc. (Class B Stock)	72,800	5,103,280

Utilities — 1.3%
AES Corp. (The)*	1,500,000	32,280,000
Dynegy, Inc. (Class A Stock)*	183,104	1,695,543
FirstEnergy Corp.(a)	101,300	6,710,112
Xcel Energy, Inc.	163,200	4,029,408

		44,715,063

TOTAL LONG-TERM INVESTMENTS (cost $2,875,873,456)		3,286,281,323

SHORT-TERM INVESTMENT — 15.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $510,759,580; includes $340,238,738 of cash collateral for securities on loan)(b)(w)	510,759,580	510,759,580

TOTAL INVESTMENTS — 111.4% (cost $3,386,633,036)		3,797,040,903
Liabilities in excess of other assets — (11.4)%		(388,336,254)

NET ASSETS — 100.0%		$3,408,704,649

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $315,968,867; cash collateral of $340,238,738 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST GLOBAL ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	838,805	$19,846,123
AST Federated Aggressive Growth Portfolio*	120,713	1,450,967
AST Goldman Sachs Small-Cap Value Portfolio*	156,944	2,919,160
AST High Yield Portfolio	233,532	2,008,377
AST International Growth Portfolio*	829,002	13,985,265
AST International Value Portfolio*	713,950	14,014,845
AST Large-Cap Value Portfolio	975,375	19,731,838
AST Marsico Capital Growth Portfolio*	1,256,320	25,842,498
AST Mid-Cap Value Portfolio	89,213	1,111,598
AST Money Market Portfolio	1,417,128	1,417,128
AST Neuberger Berman Mid-Cap Growth Portfolio*	68,027	1,323,810
AST PIMCO Total Return Bond Portfolio	4,782,167	55,520,960
AST Small-Cap Growth Portfolio*	89,213	1,497,882
AST T. Rowe Price Global Bond Portfolio	129,547	1,519,581
AST T. Rowe Price Large-Cap Growth Portfolio*	1,598,126	17,387,607
AST T. Rowe Price Natural Resources Portfolio*	61,490	1,906,792

TOTAL LONG-TERM INVESTMENTS (cost $162,033,143)		181,484,431

SHORT-TERM INVESTMENTS — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $568,444)	568,444	568,444

TOTAL INVESTMENTS (w) — 99.9% (cost $162,601,587)		182,052,875
Other assets in excess of liabilities — 0.1%		212,307

NET ASSETS — 100.0%		$182,265,182

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

1

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 102.1%
COMMON STOCKS — 59.6%
Advertising — 0.1%
Omnicom Group, Inc.	1,593	$163,091

Aerospace — 1.2%
Boeing Co.	2,269	201,737
Lockheed Martin Corp.	18,738	1,817,961

		2,019,698

Airlines — 0.1%
Southwest Airlines Co.	6,009	88,332

Automobile Manufacturers — 0.8%
Cummins, Inc.	9,576	1,385,839

Automotive Parts — 0.6%
AutoZone, Inc.*	7,270	931,578
Group 1 Automotive, Inc.	2,886	114,776

		1,046,354

Beverages — 0.2%
Coca-Cola Co.	6,753	324,144

Biotechnology — 1.2%
Amgen, Inc.*	30,741	1,717,807
Biogen Idec, Inc.*	8,412	373,325

		2,091,132

Broadcasting
Sinclair Broadcast Group, Inc. (Class A Stock)	1,986	30,684

Business Services — 1.3%
Accenture Ltd. (Class A Stock)	44,092	1,699,306
Acxiom Corp.	18,403	393,640
Manpower, Inc.	1,882	138,835

		2,231,781

Capital Markets — 0.6%
Mellon Financial Corp.	25,642	1,106,196

Chemicals — 0.4%
Celanese Corp. (Class A Stock)	10,651	328,477
Fuller, (H.B.) Co.	6,081	165,829
Lyondell Chemical Co.	7,792	233,526

		727,832

Clothing & Apparel — 0.2%
Gymboree Corp.*	7,833	313,868

Computer Hardware — 3.7%
Dell, Inc.*	676	15,690
Hewlett-Packard Co.	63,820	2,561,735
International Business Machines Corp.	29,975	2,825,443
Lexmark International, Inc. (Class A Stock)*(a)	17,121	1,000,894

		6,403,762

Computer Services & Software — 0.3%
Electronic Data Systems Corp.	5,391	149,223
NCR Corp.*	4,107	196,191
Sun Microsystems, Inc.*	18,783	112,886

		458,300

Construction — 1.1%
Chicago Bridge & Iron Co. NV (Netherlands)	26,465	813,799
McDermott International, Inc.*	19,849	972,204
NVR, Inc.*	183	121,695

		1,907,698

Consumer Products & Services — 0.5%
Hasbro, Inc.	29,649	848,554

Consumer Staples - Home Products — 0.5%
Colgate-Palmolive Co.	12,017	802,615

Diversified Operations
Seaboard Corp.	24	54,240

Electronic Components & Equipment — 0.3%
Avnet, Inc.*	538	19,443
Eastman Kodak Co.(a)	6,908	155,845
Total System Services, Inc.	10,125	322,481

		497,769

Entertainment & Leisure — 1.5%
Disney, (Walt) Co.	48,139	1,657,426
Mattel, Inc.	31,748	875,292

		2,532,718

Environmental Services — 0.1%
Waste Management, Inc.	3,923	134,990

Financial - Bank & Trust — 3.8%
Bank of America Corp.	65,027	3,317,678
Downey Financial Corp.(a)	1,573	101,521
FirstFed Financial Corp.*(a)	10,030	570,005
KeyCorp(a)	7,119	266,749
National City Corp.*	6,665	248,271
Northern Trust Corp.	2,079	125,031
State Street Corp.	1,072	69,412
Synovus Financial Corp.	4,171	134,890
U.S. Bancorp	3,331	116,485
Wells Fargo & Co.	47,316	1,629,090

		6,579,132

Financial Services — 6.6%
American Express Co.	20,675	1,166,070
AmeriCredit Corp.*(a)	18,077	413,240
Citigroup, Inc.	73,475	3,772,207
Countrywide Financial Corp.	509	17,123
Freddie Mac	6,501	386,744
Goldman Sachs Group, Inc.*	9,599	1,983,441
Merrill Lynch & Co., Inc.	5,204	425,011
Morgan Stanley	29,904	2,355,239
PNC Financial Services Group, Inc.	1,890	136,023
Washington Mutual, Inc.(a)	15,410	622,256

		11,277,354

Food — 2.5%
Campbell Soup Co.	23,236	905,042
ConAgra Foods, Inc.	20,433	508,986
General Mills, Inc.	18,717	1,089,704
Kroger Co. (The)	59,991	1,694,746
Safeway, Inc.	2,112	77,383

		4,275,861

Healthcare Services — 2.3%
AMERIGROUP Corp.*(a)	19,798	601,859
Apria Healthcare Group, Inc.*	4,058	130,870

Healthspring, Inc.*	2,807	66,105
Humana, Inc.*(a)	27,432	1,591,605
UnitedHealth Group, Inc.	475	25,161
WellCare Health Plans, Inc.*(a)	17,307	1,475,422

		3,891,022

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	14,826	525,285

Industrial Products — 0.2%
Mettler-Toledo International, Inc.*	4,170	373,507

Insurance — 2.9%
American Financial Group, Inc.	23,883	812,977
Arch Capital Group Ltd.*	13,552	924,382
Aspen Insurance Holdings Ltd. (Bermuda)	17,606	461,453
Axis Capital Holdings Ltd.	30,588	1,035,710
Berkley, (W.R.) Corp.	16,019	530,549
Endurance Specialty Holdings Ltd. (Bermuda)	29,311	1,047,575
PartnerRe Ltd. (Bermuda)	305	20,905
Philadelphia Consolidated Holding Corp.*	2,450	107,776

		4,941,327

Internet Services — 0.1%
eBay, Inc.*	317	10,509
Priceline.com, Inc.*	2,717	144,707

		155,216

Media — 1.6%
DirecTV Group, Inc. (The)*	59,194	1,365,606
McGraw-Hill Cos., Inc.	21,446	1,348,524

		2,714,130

Medical Supplies & Equipment — 2.8%
Applera Corp. - Applied Biosystems Group	28,539	843,898
Baxter International, Inc.	8,726	459,599
Becton, Dickinson & Co.	18,706	1,438,304
Kinetic Concepts, Inc.*	9,190	465,382
McKesson Corp.	26,580	1,555,993

		4,763,176

Metals & Mining — 0.9%
Cleveland-Cliffs, Inc.	363	23,236
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	13,528	895,418
Nucor Corp.	7,025	457,538
United States Steel Corp.	1,810	179,498

		1,555,690

Miscellaneous Manufacturing — 0.5%
Acuity Brands, Inc.	16,741	911,380

Oil & Gas — 7.2%
ChevronTexaco Corp.	29,063	2,149,500
EnCana Corp. (Canada)(a)	32,070	1,623,704
Exxon Mobil Corp.	68,172	5,143,577
Halliburton Co.	10,050	318,987
Marathon Oil Corp.	17,404	1,720,037
Nicor, Inc.	3,073	148,795
Tesoro Corp.	8,052	808,662
Valero Energy Corp.	6,637	428,020

		12,341,282

Paper & Forest Products — 0.5%
Potlatch Corp.	9,908	453,588
Rock-Tenn Co. (Class A Stock)	11,582	384,523

		838,111

Pharmaceuticals — 2.0%
Gilead Sciences, Inc.*	2,419	185,053
Merck & Co., Inc.	35,439	1,565,341
Pfizer, Inc.	65,989	1,666,882

		3,417,276

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	2,703	217,402
CSX Corp.	3,607	144,460
Norfolk Southern Corp.	3,108	157,265
Union Pacific Corp.	2,017	204,827

		723,954

Real Estate Investment Trust — 0.1%
Jones Lang Lasalle, Inc.	1,618	168,725

Restaurants — 0.2%
McDonald’s Corp.	8,417	379,186

Retail & Merchandising — 3.4%
American Eagle Outfitters, Inc.	4,926	147,731
Big Lots, Inc.*	69,016	2,158,820
Brown Shoe Co., Inc.	4,914	206,388
Dollar Tree Stores, Inc.*	11,082	423,776
Kohl’s Corp.*	23,493	1,799,799
NBTY, Inc.*	13,316	706,281
Office Depot, Inc.*	8,198	288,078
OfficeMax, Inc.	1,075	56,695

		5,787,568

Semiconductors — 1.1%
Amkor Technology, Inc.*	38,082	475,264
Applied Materials, Inc.*	32,178	589,501
Lam Research Corp.*(a)	4,187	198,213
MEMC Electronic Materials, Inc.*	6,692	405,401
Novellus Systems, Inc.*(a)	2,866	91,769
ON Semiconductor Corp.*	4,337	38,686
Varian Semiconductor Equipment Associates, Inc.*	2,513	134,144

		1,932,978

Software — 0.5%
BMC Software, Inc.*	26,775	824,402
Microsoft Corp.	1,234	34,392

		858,794

Telecommunications — 2.5%
AT&T, Inc.	43,095	1,699,236
CenturyTel, Inc.	164	7,411
Cisco Systems, Inc.*	65,765	1,678,981
Telephone & Data Systems, Inc.	5,628	335,541
Verizon Communications, Inc.	17,136	649,797

		4,370,966

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	1,227	58,589
FedEx Corp.	2,303	247,412
United Parcel Service, Inc. (Class B Stock)	8,192	574,259

		880,260

Utilities — 2.0%
AES Corp.*	55,077	1,185,257
El Paso Electric Co.*	1,055	27,799
EMCOR Group, Inc.*	2,535	149,514
Reliant Energy, Inc.*	1,351	27,453
TXU Corp.	32,623	2,091,134

		3,481,157

TOTAL COMMON STOCKS (cost $89,970,020)		102,312,934

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.0%
Federal Home Loan Bank
4.625%	02/01/08		$1,400	1,394,271

Federal Home Loan Mortgage Corp.
4.50%	01/01/19		1,041	1,010,342
5.00%	02/15/16-04/01/21		3,128	3,095,539
5.50%	12/01/33		427	423,840
6.50%	06/01/16		188	192,305
7.00%	06/01/14-08/01/29		168	173,727

				4,895,753

Federal National Mortgage Assoc.
4.50%	05/01/19		723	699,667
5.00%	11/01/33-02/01/36		3,977	3,850,131
5.50%	12/01/16-01/01/34		5,194	5,143,705
5.80%	02/09/26		2,200	2,195,910
6.00%	12/01/13-04/01/14		162	164,783
6.00%	TBA		6,277	6,321,631
6.50%	01/01/32-08/01/32		216	222,168
6.50%	TBA		3,607	3,679,140
6.625%	09/15/09-11/15/30		1,500	1,616,035
7.00%	05/01/11-06/01/32		373	383,508
7.50%	03/01/27-09/01/30		74	77,031

				24,359,709

Government National Mortgage Assoc.
6.00%	04/15/28-05/15/28		57	57,372
6.50%	03/15/28-04/15/28		37	38,376
7.00%	12/15/27-05/15/31		109	113,288
7.50%	05/15/30		26	27,192
8.00%	03/15/27		10	10,837
8.75%	04/15/27		4	4,657

				251,722

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $31,011,739)				30,895,455

U.S. TREASURY OBLIGATION — 8.4%
U.S. Treasury Bonds
4.50%	02/15/36		563	530,803
6.125%	11/15/27		1,955	2,257,108
6.25%	05/15/30		309	366,093
7.125%	02/15/23		1,050	1,303,558
8.125%	08/15/21		300	399,234

U.S. Treasury Inflationary Bonds, TIPS
2.375%		01/15/17		2,100	2,139,040
U.S. Treasury Notes
4.25%		08/15/14		1,000	977,539
4.50%		11/15/15		2,000	1,979,610
4.625%		10/31/11-11/15/16		4,157	4,167,435
4.875%		08/15/16		385	391,106

TOTAL U.S. TREASURY OBLIGATION (cost $14,471,803)					14,511,526

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class XP, IO
Zero		11/10/39	AAA(d)	4,360	87,343
Series 2004-2, Class A3
4.05%		11/10/38	Aaa	350	339,309
Bank of America Large Loan, Series 2005-MIB1, Class A1, 144A(g)
5.47%	(c)	03/15/22	Aaa	701	701,005
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class X2, IO
Zero		08/13/46	AAA(d)	6,982	204,868
Series 2006-BBA, Class A1(c)(g)
5.43%		03/15/19	Aaa	450	449,998
Series 2006-PW14, Class A4
5.201%		12/01/38	AAA(d)	800	788,776
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, IO
Zero		09/15/30	AAA(d)	5,417	126,956
Fannie Mae,
Series 2003-92, Class PD
4.50%		03/25/17	Aaa	1,144	1,121,192
Series 2005-63, Class HA
5.00%		04/25/23	Aaa	827	820,489
Freddie Mac,
Series 2567, Class OD
5.00%		08/15/15	Aaa	347	344,995
Series 2937, Class KA
4.50%		12/15/14	Aaa	516	511,561
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1 Class A2
4.471%		05/10/43	AAA(d)	1,600	1,573,120
Greenwich Capital Commercial Funding Corp., Series 2006-Fl4A, Class A1, 144A(g)
5.41%		11/05/21	AAA(d)	220	220,401
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478%		07/15/27	AAA(d)	1,100	1,076,713
Series 2004-C4, Class A2
4.567%		06/15/29	Aaa	700	693,040

Series 2005-C3J, Class A3
4.647%		07/15/30	Aaa	1,000	980,989
Lehman Brothers Floating Rate Commercial Mortgage Trust(g)
Series 2005-LLFA, Class A1, 144A
5.42%	(c)	07/15/18	Aaa	54	53,964
Series 2006-LLFA, Class A1, 144A
5.40%		09/15/21	Aaa	166	165,659
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%		12/25/33	AAA(d)	44	45,219
Morgan Stanley Capital I,
Series 2004-HQ3, Class A2
4.05%		01/13/41	Aaa	500	487,420
Series 2006-XLF, Class A1, 144A(g)
5.41%	(c)	07/15/19	Aaa	32	32,046

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,905,270)					10,825,063

CORPORATE OBLIGATIONS — 5.1%
Aerospace — 0.2%
Lockheed Martin Corp., Notes, 144A(g)
6.15%		09/01/36	Baa1	141	146,287
United Technologies Corp., Notes
6.05%		06/01/36	A2	160	163,944

					310,231

Beverages — 0.2%
Miller Brewing Co., Notes, 144A(g)
4.25%		08/15/08	Baa1	300	295,444

Cable Television — 0.1%
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g)
5.50%		11/15/11	Baa2	145	145,817

Electric - Integrated — 0.1%
Consolidated Edison Co. of New York, Notes
5.50%		09/15/16	A1	150	151,425

Energy — 0.1%
XTO Energy, Inc., Notes
5.30%		06/30/15	Baa2	100	97,518

Financial - Bank & Trust — 0.5%
Bank of America NA,
Notes
5.30%		03/15/17	Aa1	160	157,365
Sub. Notes
6.00%		10/15/36	Aa1	120	120,162
General Electric Capital Corp., Notes
6.125%		02/22/11	Aaa	190	196,907
PNC Bank NA, Sr. Sub. Notes
4.875%		09/21/17	A1	200	190,683
Wells Fargo & Co., Sr. Unsec’d. Notes
4.625%		08/09/10	Aa1	270	266,986

					932,103

Financial - Brokerage — 0.4%
Lehman Brothers Holdings, Inc., Notes
5.00%		01/14/11	A1	220	218,148
Merrill Lynch & Co., Inc., Notes
4.25%		02/08/10	Aa3	200	195,137
Morgan Stanley,
Notes
4.00%		01/15/10	Aa3	100	97,194
4.25%		05/15/10	Aa3	150	146,540

					657,019

Financial Services — 0.5%
Capital One Financial Co., Sr. Notes
5.70%		09/15/11	A3	150	151,520
Devon Financing Corp. LLC, Gtd. Bonds
7.875%		09/30/31	Baa2	111	131,577
John Deere Capital Corp., Sr. Notes
4.50%		08/25/08	A2	270	267,353
Quebec Province, Notes
5.00%		07/17/09	Aa2	250	250,746

					801,196

Food — 0.1%
Cadbury Schweppes US Finance LLC, Gtd. Notes, 144A(g)
3.875%		10/01/08	Baa2	190	186,013

Media — 0.3%
Cox Communications, Inc., Notes
7.125%		10/01/12	Baa3	300	323,425
News America Holdings Co., Gtd. Notes
7.75%		01/20/24	Baa2	150	169,476
Time Warner, Inc., Gtd. Notes
7.625%		04/15/31	Baa2	51	57,315

					550,216

Medical Products — 0.1%
Baxter International, Inc., Sr. Unsec’d. Notes
5.90%		09/01/16	Baa1	150	154,797

Medical Supplies & Equipment — 0.2%
Laboratory Corp. of America, Sr. Unsec’d. Notes
5.625%		12/15/15	Baa3	240	237,301
Schering-Plough Corp., Sr. Notes
5.55%		12/01/13	Baa1	150	152,827

					390,128

Metals & Mining — 0.1%
Alcan, Inc., Notes
4.50%		05/15/13	Baa1	200	189,448

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Notes
5.95%	09/15/16	Baa3	110	110,231
Centerpoint Energy, Inc., Sr. Unsec’d. Notes
6.25%	02/01/37	Baa3	40	39,723
ConocoPhillips Holding Co., Sr. Notes
6.95%	04/15/29	A1	51	57,827
Enterprise Products Operating LP,
Sr. Notes
4.95%	06/01/10	Baa3	360	356,897
6.65%	10/15/34	Baa3	110	112,670
Premcor Refining Group, Inc., Gtd. Notes
6.125%	05/01/11	Baa3	270	278,588

				955,936

Retail & Merchandising — 0.1%
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	90	81,751
Sr. Unsec’d. Notes
7.55%	02/15/30	Aa2	51	61,388

				143,139

Telecommunications — 0.7%
AT&T Corp., Sr. Notes
7.30%	11/15/11	A2	233	252,935
BellSouth Corp., Notes
6.875%	10/15/31	A2	51	54,101
Nextel Communications, Sr. Notes
5.95%	03/15/14	Baa3	440	432,876
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	60	59,753
Telecom Italia Capital SA Co., Gtd. Notes (Luxembourg)
4.00%	01/15/10	Baa2	90	86,952
Verizon Communications., Sr. Notes
5.85%	09/15/35	A3	30	28,370
Vodafone Group PLC, Notes (United Kingdom)
5.625%	02/27/17	A3	200	198,269
6.15%	02/27/37	A3	90	86,884

				1,200,140

Utilities — 0.9%
Carolina Power & Light, First Mortgage
5.15%	04/01/15	A3	50	49,102
CenterPoint Energy Resources Corp., Debs.
6.50%	02/01/08	Baa3	450	453,652
Cleveland Electric Illuminating Co., (The), Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3	160	159,038
Dominion Resources, Inc.,
Notes
4.125%	02/15/08	Baa2	300	296,876
4.75%	12/15/10	Baa2	140	138,015
Hydro-Quebec Local Government, Gtd. Notes
8.40%	01/15/22	Aa2	51	66,307
Pacific Gas & Electric Corp.,
First Mortgage
6.05%	03/01/34	Baa1	150	150,367
Sr. Notes
5.80%	03/01/37	Baa1	60	57,846
Southern California Edison Co., First Mortgage
5.625%	02/01/36	A2	150	145,291
Toleda Edison Co., Sr. Notes
6.15%	05/15/37	Baa3	30	29,390

				1,545,884

TOTAL CORPORATE OBLIGATIONS (cost $8,733,046)				8,706,454

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank
5.125%	09/29/10	805	812,027
Federal Home Loan Mortgage Corp.
4.75%	01/19/16	1,310	1,288,268
5.00%	09/16/08	1,407	1,409,230
5.75%	01/15/12	690	716,245
Federal National Mortgage Assoc.
4.375%	07/17/13	700	677,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,868,340)			4,903,750

ASSET-BACKED SECURITIES — 1.6%
Accredited Mortgage Loan Trust,(c)
Series 2006-1, Class A2A
5.38%	04/25/36	Aaa	185	184,835
Series 2006-2, Class A1
5.36%	09/25/36	Aaa	262	262,315
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A
5.40%(c)	03/25/36	Aaa	13	12,664
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4
5.38%(c)	03/15/10	Aaa	845	845,306
CNH Equipment Trust, Series 2004-A, Class A3A
5.39%(c)	10/15/08	Aaa	54	53,708
Countrywide Asset-Backed Certificates, Series 2006-6, Class 2A1
5.39%(c)	04/25/36	Aaa	192	191,738
Credit-Based Asset Servicing and Securitization Trust, Series 2006-CB3, Class AV1
5.38%(c)	04/25/36	Aaa	289	288,605
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1
5.38%(c)	06/25/36	Aaa	134	134,418
Long Beach Mortgage Loan Trust,

Series 2006-2, Class 2A1
5.39%(c)	03/25/36	Aaa	148	148,323
Series 2006-6, Class 2A1
5.36%	07/25/36	Aaa	154	154,050
Nomura Home Equity Loan, Inc.,
Series 2006-HE1, Class A1
5.40%(c)	02/25/36	Aaa	18	18,423
Series 2006-HE2, Class A1
5.38%	03/25/36	Aaa	37	36,709
Novastar Home Equity Loan,
Series 2005-4, Class A2A
5.41%(c)	01/25/36	Aaa	31	30,780
Residential Asset Securities Corp.,
Series 2004-KS2, Class MI1
4.71%	03/25/34	Aa2	110	107,103
SLM Student Loan Trust,
Series 2006-7, Class A1
5.32%(c)	04/25/12	Aaa	337	337,066

TOTAL ASSET-BACKED SECURITIES (cost $2,808,439)				2,806,043

MUNICIPAL BOND — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension Funding (cost $306,680)
5.10%	06/01/33	Aa3	300	286,500

TOTAL LONG-TERM INVESTMENTS (cost $163,075,337)				175,247,725

SHORT-TERM INVESTMENTS — 6.1%

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 2.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,899,848; includes $4,887,074 of cash collateral for securities on loan)(b)(w)	4,899,848	4,899,848

4,899,848

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal National Mortgage Assoc. (cost $5,500,000)
5.00%	04/02/07	5,500	5,500,000

TOTAL SHORT-TERM INVESTMENTS (cost $10,399,848)			10,399,848

TOTAL INVESTMENTS — 108.2% (cost $173,475,185)			185,647,573
Liabilities in excess of other assets(x) — (8.2)%			(14,065,815)

NET ASSETS — 100.0%			$171,581,758

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $4,693,071; cash collateral of $4,887,074 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
2	S & P 500	Jun 07	$702,850	$715,600	$12,750
89	2 Year U.S. Treasury Notes	Jun 07	18,193,050	18,235,266	42,216
138	5 Year U.S. Treasury Notes	Jun 07	14,585,453	14,599,969	14,516

					69,482	(1)

Short Positions:
96	10 Year U.S. Treasury Notes	Jun 07	10,372,378	10,380,000	(7,622)
36	30 Year U.S. Treasury Bonds	Jun 07	4,010,906	4,005,000	5,906

					(1,716	) (1)

					67,766

(1)	Cash of $47,250 has been segregated with the custodian to cover requirements for open futures contracts at March 31, 2007

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 62.6%
Advertising — 0.3%
Aegis Group PLC (United Kingdom)	77,633	$229,155
Getty Images, Inc.*	1,500	72,945
Lamar Advertising Co.	9,900	623,403
Omnicom Group, Inc.	2,500	255,950
Publicis Groupe SA (France)	6,630	320,256
WPP Group PLC (United Kingdom)	7,016	106,309
WPP Group PLC, ADR (United Kingdom)	400	30,396

		1,638,414

Aerospace — 1.2%
BBA Aviation PLC (United Kingdom)	21,954	121,398
Boeing Co.	20,700	1,840,437
British Airways PLC (United Kingdom)*	14,845	141,974
DRS Technologies, Inc.	520	27,128
Finmeccanica SpA (Italy)	7,146	214,879
General Dynamics Corp.	13,100	1,000,840
MTC Technologies, Inc.	2,000	42,060
Raytheon Co.	15,700	823,622
Rockwell Collins, Inc.	11,600	776,388
Teledyne Technologies, Inc.*	1,600	59,904
Triumph Group, Inc.	1,500	83,010
United Technologies Corp.	30,500	1,982,500

		7,114,140

Airlines — 0.2%
AMR Corp.*	2,000	60,900
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	4,300	130,849
Republic Airways Holdings*	3,400	78,064
SkyWest, Inc.	1,900	50,977
Southwest Airlines Co.(a)	58,100	854,070

		1,174,860

Automobile Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	8,080	476,755
Ford Motor Co.(a)	64,900	512,061
Honda Motor Co. Ltd. (Japan)	8,500	296,461
Navistar International Corp.*	2,400	109,800
Oshkosh Truck Corp.	2,700	143,100
Piaggio and C. SpA (Italy)*	29,328	149,169
Rolls Royce Group PLC (United Kingdom)*	19,116	185,924
Rolls Royce Group PLC (Class B Stock) (United Kingdom)*	1,065,008	2,148
Toyota Motor Corp. (Japan)	11,500	736,804
Volvo AB (Class B Stock) (Sweden)	3,500	294,724

		2,906,946

Automotive Parts — 0.1%
Aisin Seiki Co. Ltd. (Japan)	4,400	154,209
Autoliv AB (Sweden)	4,150	237,133
Koito Manufacturing Co. Ltd. (Japan)	12,000	164,766

		556,108

Beverages — 1.2%
Anheuser-Busch Cos., Inc.	20,300	1,024,338
Boston Beer Co., Inc. (Class A Stock)*	2,100	70,035
Coca-Cola Co.	50,400	2,419,200
Compania Cervecerias Unidas SA, ADR (Chile)	3,300	103,686
Kirin Brewery Co. Ltd. (Japan)	11,000	158,877
Lion Nathan Ltd. (New Zealand)	13,220	94,532
PepsiCo, Inc.	40,200	2,555,112
Pernod Ricard SA (France)	2,795	566,929

		6,992,709

Building & Construction — 0.1%
Foster Wheeler Ltd.*	1,500	87,585
JS Group Corp. (Japan)	5,800	125,755
Wacker Chemie AG (Germany)	741	128,682

		342,022

Building Materials — 0.3%
Boral Ltd. (Australia)	22,849	152,334
Bouygues SA (France)	5,967	461,122
Cemex SA de CV (Mexico)	30,192	99,124
Holcim Ltd. (Switzerland)	2,603	260,696
Masco Corp.	16,100	441,140
Sherwin-Williams Co. (The)(a)	2,300	151,892
Universal Forest Products, Inc.	1,100	54,505
USG Corp.*	1,600	74,688

		1,695,501

Business Services — 0.5%
Accenture Ltd. (Class A Stock) (Bermuda)	22,100	851,734
ChoicePoint, Inc.*	966	36,158
Corporate Executive Board Co. (The)	1,900	144,324
Fair Isaac Corp.	2,597	100,452
First Data Corp.	16,300	438,470
Informa Group PLC (United Kingdom)	13,595	162,657
Iron Mountain, Inc.*(a)	4,987	130,310
Manpower, Inc.	1,100	81,147
Navigant Consulting, Inc.*	1,900	37,544
Robert Half International, Inc.	6,000	222,060
Senomyx, Inc.*	5,600	69,328
Trans Cosmos, Inc. (Japan)	5,400	110,209
TTM Technologies, Inc.*	6,500	62,010
Univar NV (Netherlands)	3,224	178,860
Wireless Facilities, Inc.*	18,000	23,400

		2,648,663

Cable Television — 0.5%
Comcast Corp. (Class A Stock)*(a)	60,850	1,579,057
Liberty Global, Inc. (Class A Stock)*	4,132	136,067
Rogers Communications, Inc. (Class B Stock) (Canada)	31,100	1,018,836

		2,733,960

Chemicals — 0.9%
Air Products & Chemicals, Inc.	1,700	125,613
Arch Chemicals, Inc.	3,050	95,221

Avery Dennison Corp.(a)	5,600	359,856
BASF AG (Germany)	2,328	262,098
Cabot Corp.	2,000	95,460
Dow Chemical Co.	23,500	1,077,710
DuPont, (E.I.) de Nemours & Co.	24,659	1,218,894
Ecolab, Inc.	6,900	296,700
Koninklijke DSM NV (Netherlands)	4,252	190,508
Lyondell Chemical Co.	3,400	101,898
Mitsubishi Gas Chemical Co., Inc. (Japan)	27,000	258,911
Mosaic Co. (The)*	3,600	95,976
Praxair, Inc.	8,400	528,864
Sigma-Aldrich Corp.	3,000	124,560
Symyx Technologies, Inc.*	3,300	58,476
Tosoh Corp. (Japan)	26,000	133,927
Valspar Corp.	1,700	47,311

		5,071,983

Clothing & Apparel — 0.2%
Adidas-Salomon AG (Germany)	4,229	231,225
Aoyama Trading Co. Ltd. (Japan)	1,700	53,955
Chico’s FAS, Inc.*(a)	3,200	78,176
Coach, Inc.*	7,400	370,370
Lotte Shopping Co. Ltd., GDR, 144A (Korea)*(g)	5,667	99,712
NIKE, Inc. (Class B Stock)	4,300	456,918
Quiksilver, Inc.*	3,400	39,440

		1,329,796

Commercial Banks
Standard Chartered PLC (United Kingdom)	9,150	263,605

Commercial Services
Jackson Hewitt Tax Service, Inc.	2,300	74,014

Computer Hardware — 1.5%
Acer, Inc. (Taiwan)	23,260	44,633
Affiliated Computer Services, Inc. (Class A Stock)*	4,900	288,512
Apple, Inc.*(a)	15,200	1,412,232
Dell, Inc.*	95,800	2,223,518
Hewlett-Packard Co.	70,300	2,821,842
Insight Enterprises, Inc.*	2,900	52,142
International Business Machines Corp.	15,250	1,437,465
Network Appliance, Inc.*	3,200	116,864
Seagate Technology	11,100	258,630

		8,655,838

Computer Services & Software — 3.0%
Activision, Inc.*(a)	4,777	90,476
Autodesk, Inc.*	23,900	898,640
Automatic Data Processing, Inc.*	19,400	938,960
Avid Technology, Inc.*(a)	2,800	97,664
CACI International, Inc. (Class A Stock)*	500	23,430
Cadence Design Systems, Inc.*(a)	3,000	63,180
CDW Corp.	900	55,287
Cisco Systems, Inc.*	100,200	2,558,106
Computer Sciences Corp.*	3,100	161,603
DST Systems, Inc.*(a)	2,000	150,400
Electronic Arts, Inc.*	6,900	347,484
Electronic Data Systems Corp.	16,900	467,792
EMC Corp.*(a)	60,700	840,695
F5 Networks, Inc.*	1,800	120,024
Factset Research Systems, Inc.	1,100	69,135
Global Payments, Inc.	1,600	54,496
Henry, (Jack) & Associates, Inc.	1,500	36,075
Inforte Corp.*	6,500	22,555
Logica CMG PLC (United Kingdom)*	20,933	73,323
McAfee, Inc.*	13,400	389,672
Microsoft Corp.	228,600	6,371,082
Oracle Corp.*	48,300	875,679
Rackable Systems, Inc.*	1,500	25,455
Red Hat, Inc.*(a)	32,180	737,888
SRA International, Inc. (Class A Stock)*	2,000	48,720
Sun Microsystems, Inc.*(a)	183,900	1,105,239
Taleo Corp. (Class A Stock)*(a)	4,900	81,242
Tech Data Corp.*(a)	1,600	57,296
Websense, Inc.*	3,800	87,362
Western Union Co.	19,100	419,245

		17,268,205

Conglomerates — 1.7%
Altria Group, Inc.	52,000	4,566,120
Asahi Kasei Corp. (Japan)	21,000	152,902
DCC PLC (Ireland)	14,464	509,319
GKN PLC (United Kingdom)	22,225	166,850
Honeywell International, Inc.	3,100	142,786
Hutchison Whampoa Ltd. (Hong Kong)	12,400	119,263
Mitsui & Co. Ltd. (Japan)	17,000	317,380
Sumitomo Corp. (Japan)	13,800	248,269
Tyco International Ltd. (Bermuda)	105,900	3,341,145

		9,564,034

Construction — 0.4%
All Nippon Airways Co. Ltd. (Japan)	37,000	145,375
D.R. Horton, Inc.(a)	22,300	490,600
Fluor Corp.	4,700	421,684
Grupo Acciona SA (Spain)	2,935	635,742
Insituform Technologies, Inc. (Class A Stock)*(a)	2,800	58,212
McDermott International, Inc.*	2,300	112,654
Meritage Homes Corp.*(a)	1,000	32,120
Technip-Coflexip SA (France)	3,621	265,653
Toll Brothers, Inc.*	2,500	68,450

		2,230,490

Consumer Products & Services — 2.3%
Avon Products, Inc.	20,500	763,830
Clorox Co.	9,400	598,686
Colgate-Palmolive Co.	9,700	647,863
Dollar Thrifty Automotive Group, Inc.*	3,000	153,120
Fortune Brands, Inc.(a)	1,200	94,584
Fossil, Inc.*(a)	2,200	58,234
Harvey Norman Holdings Ltd. (Australia)	51,806	197,845
Johnson & Johnson	70,446	4,245,076
Kimberly-Clark Corp.	8,900	609,561
L’Oreal SA (France)	2,280	248,927
Orkla ASA (Class A Stock) (Norway)	5,120	360,943

Pacific Brands Ltd. (Australia)	41,813	103,861
Procter & Gamble Co.	81,205	5,128,908

		13,211,438

Containers & Packaging
Smurfit-Stone Container Corp.*	4,900	55,174

Distribution/Wholesale Fastenal Co.(a)	4,100	143,705
Pool Corp.(a)	2,612	93,510

		237,215

Diversified Manufacturing — 0.3%
3M Co.	24,300	1,857,249

Diversified Operations — 1.3%
General Electric Co.	212,600	7,517,536
Tomkins PLC (United Kingdom)	29,284	153,862

		7,671,398

Electric - Integrated
AEM SpA (Italy)	56,741	204,652

Electronic Components & Equipment — 0.6%
Advanced Energy Industries, Inc.*(a)	2,700	56,808
Alpine Electronics, Inc. (Japan)	5,200	93,550
AVX Corp.	4,000	60,800
Belden CDT, Inc.	2,050	109,859
CyberOptics Corp.*	3,500	48,825
Duke Energy Corp.	20,500	415,945
Fanuc Ltd. (Japan)	2,000	186,185
Flextronics International Ltd. (Singapore)*	15,000	164,100
FLIR Systems, Inc.*(a)	2,900	103,443
Gentex Corp.	3,100	50,375
Harman International Industries, Inc.(a)	2,700	259,416
Mitsubishi Electric Corp. (Japan)	26,000	267,855
Neopost SA (France)	1,193	170,522
Nikon Corp. (Japan)	11,000	231,967
Plexus Corp.*	2,500	42,875
Soitec SA (France)*	6,433	153,480
Sony Corp. (Japan)	8,100	411,736
Star Micronics Co. Ltd. (Japan)	8,000	172,777
Tokyo Electron Ltd. (Japan)	3,500	244,739
TomTom NV (Netherlands)*	3,652	148,843
Venture Corp. Ltd. (Singapore)	7,000	67,363
Wacom Co. Ltd. (Japan)	47	131,220

		3,592,683

Entertainment & Leisure — 1.0%
Brunswick Corp.	3,900	124,215
Disney, (Walt) Co.	42,900	1,477,047
DreamWorks Animation SKG, Inc. (Class A Stock)*	1,900	58,102
Harley-Davidson, Inc.	8,800	517,000
Harrah’s Entertainment, Inc.	2,500	211,125
International Game Technology Group, Inc.	28,400	1,146,792
Las Vegas Sands Corp.*(a)	1,300	112,593
Marvel Entertainment, Inc.*(a)	2,600	72,150
Mattel, Inc.	6,900	190,233
Progressive Gaming International*(g)	300	1,350
Shuffle Master, Inc.*(a)	1,500	27,375
Starwood Hotels & Resorts Worldwide, Inc.	4,400	285,340
Station Casinos, Inc.	1,400	121,198
Time Warner, Inc.	32,900	648,788
Winnebago Industries, Inc.(a)	1,400	47,082
Wynn Resorts Ltd.(a)	4,300	407,898

		5,448,288

Environmental Services — 0.1%
Republic Services, Inc.	24,450	680,199
Waste Connections, Inc.*(a)	1,650	49,401

		729,600

Equipment Services
Qinetiq PLC (United Kingdom)	34,255	126,222

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	1,900	156,218
Monsanto Co.	15,200	835,392

		991,610

Financial - Bank & Trust — 5.1%
Allied Irish Banks PLC (Ireland)	10,768	319,333
Australia & New Zealand Banking Group Ltd. (Australia)	12,809	307,804
Australia & New Zealand Banking Group Ltd., ADR (Australia)	800	96,200
Babcock & Brown Ltd. (Australia)	14,286	317,521
Banca Intesa SpA (Italy)	63,531	482,472
Banco Popolare di Verona e Novara Scrl (Italy)	12,691	394,162
Banco Santander Central Hispano SA (Spain)	29,313	523,146
Bank of America Corp.	69,276	3,534,461
Bank of Ireland (Ireland)	12,587	271,551
Bank of Yokohama Ltd. (Japan)	33,000	246,156
BankAtlantic Bancorp, Inc. (Class A Stock)	7,200	78,912
Barclays PLC (United Kingdom)	49,286	699,278
BNP Paribas SA (France)	5,005	522,771
Bradford & Bingley PLC (United Kingdom)	20,970	187,449
City National Corp.	500	36,800
Close Brothers Group PLC (United Kingdom)	6,635	132,264
Commerce Bancshares, Inc.	2,329	112,514
Daiwa Bank Holdings (Japan)	78	209,827
Danske Bank SA (Denmark)	9,400	437,327
DBS Groupo Holdings (Singapore)	26,908	379,548
East West Bancorp, Inc.	2,300	84,571
Fifth Third Bancorp	20,500	793,145
First Horizon National Corp.	21,700	901,201
Foreningssparbanken NB (Sweden)	5,800	203,085
Fortis Bank (Belgium)	6,896	314,866
Freddie Mac	7,200	428,328
Haseko Corp. (Japan)*	26,000	94,874
HBOS PLC (United Kingdom)	16,635	342,737
JCG Holdings Ltd. (Hong Kong)	178,000	135,547
KBC Bankverzekerings Holding (Belgium)	2,224	276,622
Macquarie Bank Ltd. (Australia)	4,980	333,426
Milano Assicurazioni (Italy)	20,231	174,720
Nippon Mining Holdings (Japan)	14,500	125,140
Nordea Bank AB (Sweden)	29,031	463,561
Northern Trust Corp.	7,900	475,106
Popular, Inc.	5,000	82,800

Royal Bank of Scotland Group PLC (United Kingdom)	28,701	1,120,546
Sovereign Bancorp, Inc.	9,100	231,504
State Street Corp.	21,800	1,411,550
Sumitomo Trust & Banking Co. Ltd. (Japan)	69,000	719,628
Suncorp-Metway Ltd. (Australia)	15,925	268,006
SunTrust Banks, Inc.	27,000	2,242,080
Svenska Handlesbanken (Class A Stock) (Sweden)	11,953	355,194
Synovus Financial Corp.	26,800	866,712
TCF Financial Corp.(a)	1,200	31,632
U.S. Bancorp	67,900	2,374,463
UCBH Holdings, Inc.	5,700	106,134
Wachovia Corp.	24,300	1,337,715
Wells Fargo & Co.	95,600	3,291,508
Westamerica Bancorp	500	24,085
Wilmington Trust Corp.	2,500	105,425

		29,005,407

Financial - Brokerage — 0.1%
Legg Mason, Inc.	6,300	593,523
TD Ameritrade Holding Corp.*(a)	5,100	75,888
TradeStation Group, Inc.*	5,400	67,986

		737,397

Financial Services — 5.3%
Affiliated Managers Group, Inc.*(a)	5,900	639,265
American Express Co.	19,900	1,122,360
Ameriprise Financial, Inc.	15,900	908,526
Bear Stearns Cos., Inc. (The)	400	60,140
Block, (H&R), Inc.	19,400	408,176
CBOT Holdings, Inc.*	700	127,050
Chicago Mercantile Exchange Holdings, Inc.(a)	2,370	1,261,930
CIT Group, Inc.	8,300	439,236
Citigroup, Inc.	131,941	6,773,851
Countrywide Financial Corp.	38,400	1,291,776
E*Trade Financial Corp.*(a)	42,200	895,484
Eaton Vance Corp.	2,700	96,228
Franklin Resources, Inc.	5,300	640,399
Global Cash Access, Inc.*(a)	1,700	28,373
Goldman Sachs Group, Inc.	12,700	2,624,201
Grupo Financiero Banorte SA de C.V. (Mexico)	50,484	239,197
Heartland Payment Systems, Inc.	1,600	37,824
Hypo Real Estate Holding AG (Germany)	3,106	198,080
IndyMac Bancorp, Inc.(a)	2,100	67,305
Intercontinental Exchange, Inc.*(a)	5,200	635,492
Investors Financial Services Corp.	2,200	127,930
J.P. Morgan Chase & Co.	55,368	2,678,704
Lehman Brothers Holdings, Inc.	14,000	980,980
MasterCard, Inc.(a)	600	63,744
Merrill Lynch & Co., Inc.	13,000	1,061,710
Mitsubishi Tokyo Financial Group, Inc. (Japan)	26	293,449
Moody’s Corp.(a)	8,300	515,098
Morgan Stanley	28,900	2,276,164
NYSE Group, Inc.*(a)	1,300	121,875
PNC Financial Services Group, Inc.	8,817	634,560
Ricoh Leasing Co. Ltd. (Japan)	3,400	89,443
Schwab, (Charles) Corp.	32,600	596,254
SLM Corp.	12,400	507,160
Societe Generale (France)*	2,974	513,961
Stifel Financial Corp.*	1,800	79,740
UBS AG (Switzerland)	8,809	523,400
Washington Mutual, Inc.(a)	14,100	569,358

		30,128,423

Food — 0.9%
Archer-Daniels-Midland Co.	12,600	462,420
Associated British Foods PLC (United Kingdom)	18,090	307,569
General Mills, Inc.	13,700	797,614
Goodman Fielder Ltd. (Australia)	66,514	131,312
Kellogg Co.	8,800	452,584
Kesko Oyj (Class B Stock) (Finland)	9,776	521,455
Kraft Foods, Inc. (Class A Stock)(a)	2,900	91,814
Kroger Co. (The)	8,700	245,775
Nestle SA (Switzerland)	1,686	656,626
Performance Food Group Co.*(a)	1,300	40,131
Seven and I Holdings Co. Ltd. (Japan)	7,904	240,796
Sysco Corp.	19,700	666,451
Tesco PLC (United Kingdom)	53,979	471,893
Tootsie Roll Industries, Inc.	929	27,844
Unilever PLC (United Kingdom)	5,177	155,971
United Natural Foods, Inc.*	2,200	67,408
Whole Foods Market, Inc.	1,100	49,335

		5,386,998

Healthcare Services — 1.1%
Advisory Board Co. (The)*	1,500	75,930
Community Health Systems, Inc.*	1,800	63,450
DaVita, Inc.*	1,450	77,314
Edwards Lifesciences Corp.*	1,300	65,910
Fresenius AG (Germany)	3,671	292,272
Health Care & Retirement Corp.	5,000	271,800
Humana, Inc.*(a)	3,300	191,466
Laboratory Corp. of America Holdings*(a)	7,100	515,673
LifePoint Hospitals, Inc.*	1,100	42,042
Medco Health Solutions, Inc.*	8,984	651,610
Omnicare, Inc.	14,500	576,665
Symbion, Inc.*	2,700	52,947
Triad Hospitals, Inc.*	778	40,650
United Surgical Partners International, Inc.*	1,600	49,296
UnitedHealth Group, Inc.	34,400	1,822,168
WellPoint, Inc.*	18,000	1,459,800

		6,248,993

Hotels & Motels — 0.2%
Marriott International, Inc. (Class A Stock)	18,600	910,656
MGM Mirage*	1,400	97,328

		1,007,984

Industrial Products — 0.6%
Actuant Corp. (Class A Stock)(a)	3,000	152,280
Harsco Corp.	2,800	125,608

Hoya Corp. (Japan)	3,300	109,496
Illinois Tool Works, Inc.	35,600	1,836,960
Mohawk Industries, Inc.*(a)	800	65,640
Nichias Corp. (Japan)	15,000	129,455
Nucor Corp.	6,300	410,319
Precision Castparts Corp.	1,500	156,075
Steel Dynamics, Inc.	4,100	177,120

		3,162,953

Insurance — 3.0%
Aegon NV (Netherlands)	13,393	266,933
Aetna, Inc.	18,900	827,631
American International Group, Inc.	69,930	4,700,695
Aon Corp.(a)	26,600	1,009,736
Assurant, Inc.	2,100	112,623
Aviva PLC (United Kingdom)	25,682	378,279
AXA SA (France)	16,609	704,217
Axis Capital Holdings Ltd.	13,000	440,180
Gallagher, (Arthur J.) & Co.	2,200	62,326
Genworth Financial, Inc.	32,800	1,146,032
Hartford Financial Services Group, Inc. (The)	11,500	1,099,170
Infinity Property & Casualty Corp.	1,900	89,034
Loews Corp.	9,500	431,585
Markel Corp.*	300	145,449
Marsh & McLennan Cos., Inc.	5,900	172,811
Mercury General Corp.	800	42,432
MetLife, Inc.	36,400	2,298,660
Ohio Casualty Corp.	700	20,965
PMI Group, Inc. (The)	1,700	76,874
ProAssurance Corp.*(a)	600	30,690
Progressive Corp. (The)	20,200	440,764
Protective Life Corp.	2,000	88,080
QBE Insurance Group Ltd. (Australia)	12,936	330,114
Radian Group, Inc.	1,100	60,368
Selective Insurance Group, Inc.	800	20,368
StanCorp Financial Group, Inc.	2,000	98,340
Swiss Life Holdings (Switzerland)	1,419	356,166
T&D Holdings, Inc. (Japan)	4,050	279,417
Travelers Cos., Inc.	8,799	455,524
Triad Guaranty, Inc.*(a)	1,600	66,256
Unipol SpA (Italy)	58,388	225,802
Willis Group Holdings Ltd.	4,800	189,984
XL Capital Ltd. (Class A Stock)(a)	6,600	461,736

		17,129,241

Internet Services — 1.5%
Amazon.com, Inc.*(a)	26,200	1,042,498
Blue Coat Systems, Inc.*	2,200	80,806
CheckFree Corp.*(a)	3,800	140,942
CyberSource Corp.*	8,700	108,837
eBay, Inc.*	28,200	934,830
Expedia, Inc.*	3,500	81,130
Google, Inc. (Class A Stock)*	6,200	2,840,592
Juniper Networks, Inc.*	65,600	1,291,008
Monster Worldwide, Inc.*	23,400	1,108,458
NAVTEQ Corp.*(a)	7,400	255,300
Verisign, Inc.*	14,000	351,680
Yahoo!, Inc.*(a)	18,000	563,220

		8,799,301

Lodging — 0.1%
Accor SA (France)	4,563	436,069

Machinery & Equipment — 1.1%
Briggs & Stratton Corp.(a)	1,800	55,530
Caterpillar, Inc.	22,300	1,494,769
Danaher Corp.	31,700	2,264,965
Grant Prideco, Inc.*	18,000	897,120
Joy Global, Inc.	4,700	201,630
Nordson Corp.	1,400	65,044
NSK Ltd. (Japan)	18,000	171,690
Thermo Fisher Scientific, Inc.*(a)	15,500	724,625
ThyssenKrup AG (Germany)	5,943	294,058

		6,169,431

Media — 0.6%
Cablevision Systems New York Corp. (Class A Stock)*	13,200	401,676
Clear Channel Communications, Inc.	10,100	353,904
Cox Radio, Inc. (Class A Stock)*	4,400	60,060
Discovery Holding Co. (Class A Stock)*	4,352	83,254
E.W. Scripps Co. (Class A Stock)	9,200	411,056
Liberty Media Holding Corp. (Class A Stock)*	3,755	415,265
Meredith Corp.	2,100	120,519
News Corp. (Class A Stock)	38,300	885,496
Radio One, Inc. (Class D Stock)*	4,900	31,654
SanomaWSOY Oyj (Finland)	7,120	211,244
Sirius Satellite Radio, Inc.*	23,500	75,200
Viacom, Inc. (Class B Stock)*	11,950	491,265

		3,540,593

Medical Supplies & Equipment — 1.6%
Abbott Laboratories	22,500	1,255,500
Alcon, Inc. (Switzerland)	2,500	329,550
Amgen, Inc.*	27,700	1,547,876
Aspect Medical Systems, Inc.*	2,500	38,975
Bard (C.R.), Inc.	4,500	357,795
Baxter International, Inc.	7,500	395,025
Becton, Dickinson & Co.	8,900	684,321
Boston Scientific Corp.*	42,400	616,496
Charles River Laboratories International, Inc.*	1,300	60,138
Computer Programs and Systems, Inc.	3,600	96,552
Cytyc Corp.*	3,800	129,998
DENTSPLY International, Inc.	2,700	88,425
Digene Corp.*	1,500	63,615
Elekta (Class B Stock) (Sweden)	9,685	174,413
Genzyme Corp.*(a)	2,600	156,052
Invitrogen Corp.*	1,262	80,326
Martek Biosciences Corp.*	1,800	37,116
Medtronic, Inc.	35,300	1,731,818
Merit Medical Systems, Inc.*	5,200	65,260
Respironics, Inc.*	1,100	46,189
St. Jude Medical, Inc.*	15,000	564,150
STERIS Corp.	3,300	87,648
Techne Corp.*	900	51,390
Terumo Corp. (Japan)	3,900	151,909
Thoratec Corp.*	2,700	56,430

Zimmer Holdings, Inc.*(a)	900	76,869

		8,943,836

Metals & Mining — 0.9%
Alcoa, Inc.(a)	9,500	322,050
Allegheny Technologies, Inc.	2,100	224,049
Barrick Gold Corp. (Canada)	17,700	505,335
Bluescope Steel Ltd. (Australia)	37,683	320,138
Consol Energy, Inc.	20,000	782,600
Freeport-McMoRan Copper &Gold, Inc. (Class B Stock)	2,345	155,216
Nippon Steel Corp. (Japan)	57,000	400,509
Peabody Energy Corp.	6,500	261,560
Rio Tinto Ltd. (Australia)	9,532	607,810
Rio Tinto PLC	3,100	706,211
SSAB Svenska Stal AB (Class A Stock) (Sweden)	28,376	875,727

		5,161,205

Office Equipment — 0.2%
Canon, Inc. (Japan)	8,550	459,279
Esprinet SpA (Italy)	7,756	165,359
Herman Miller, Inc.	2,700	90,423
Pitney Bowes, Inc.	12,100	549,219

		1,264,280

Oil & Gas — 5.9%
AGL Resources, Inc.	4,500	192,240
Alinta Ltd. (Australia)	23,017	270,407
Anadarko Petroleum Corp.	4,912	211,118
Baker Hughes, Inc.	16,500	1,091,145
BJ Services Co.	19,500	544,050
BP PLC (United Kingdom)	18,903	205,334
BP PLC, ADR (United Kingdom)(a)	6,900	446,775
Cameron International Corp.*	1,800	113,022
ChevronTexaco Corp.	50,722	3,751,399
China Petroleum & Chemical Corp. (China)	248,000	209,801
Comstock Resources, Inc.*	4,000	109,520
ConocoPhillips	27,000	1,845,450
Devon Energy Corp.	4,500	311,490
Eni SpA (Italy)	14,693	478,127
EOG Resources, Inc.(a)	8,300	592,122
Exxon Mobil Corp.	111,266	8,395,020
FMC Technologies, Inc.*	9,159	638,932
Forest Oil Corp.*(a)	2,500	83,425
GlobalSantaFe Corp.	2,000	123,360
Grey Wolf, Inc.*	9,300	62,310
Helmerich & Payne, Inc.	3,700	112,258
Murphy Oil Corp.	15,200	811,680
Nabors Industries Ltd.*(a)	6,700	198,789
National Fuel Gas Co.	3,900	168,714
Newfield Exploration Co.*	2,600	108,446
Occidental Petroleum Corp.	15,300	754,443
Patterson-UTI Energy, Inc.	3,200	71,808
Petroleo Brasileiro SA, ADR (Brazil)	3,200	285,920
Pioneer Natural Resources Co.	2,900	125,019
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	5,928	197,262
Royal Dutch Shell PLC, ADR (Class B Stock) (United Kingdom)	8,678	578,041
Saipem SpA (Italy)	9,332	271,761
Schlumberger Ltd.	42,800	2,957,480
Smith International, Inc.(a)	400	19,220
Southwestern Energy Co.*	2,600	106,548
Sunoco, Inc.(a)	20,300	1,429,932
Tesoro Corp.	900	90,387
TGS NOPEC Geophysical Co. ASA (Norway)*	11,300	261,200
Total Fina SA, ADR (France)(a)	16,600	1,158,348
Total SA (France)*	10,235	717,116
Transocean, Inc. (Cayman Islands)*	12,239	999,926
Ultra Petroleum Corp.*	2,900	154,077
Valero Energy Corp.	9,800	632,002
WGL Holdings, Inc.	2,800	89,544
Williams Cos., Inc.	43,200	1,229,472
XTO Energy, Inc.	10,533	577,314

		33,781,754

Paper & Forest Products — 0.3%
Bowater, Inc.(a)	7,700	183,414
International Paper Co.(a)	22,300	811,720
Smurfit Kappa PLC (Ireland)*	2,000	49,961
Weyerhaeuser Co.(a)	5,700	426,018

		1,471,113

Personal Services
Corinthian Colleges, Inc.*	3,600	49,500

Pharmaceuticals — 3.2%
Alkermes, Inc.*(a)	3,900	60,216
Allergan, Inc.(a)	7,100	786,822
Barr Pharmaceuticals, Inc.*(a)	9,600	444,960
Biogen Idec, Inc.*	8,700	386,106
Bristol-Meyers Squibb Co.	46,800	1,299,168
Celgene Corp.*	10,600	556,076
Cephalon, Inc.*(a)	3,428	244,108
CSL Ltd. (Australia)	5,881	391,943
Eisai Co. Ltd. (Japan)	4,100	196,580
Express Scripts, Inc.*	6,000	484,320
Gehe AG (Germany)	3,607	226,657
Genentech, Inc.*	5,700	468,084
Gilead Sciences, Inc.*(a)	14,300	1,093,950
GlaxoSmithKline PLC (United Kingdom)	13,278	365,023
GlaxoSmithKline PLC, ADR (United Kingdom)	9,200	508,392
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,700	102,419
Lilly, (Eli) & Co.	28,100	1,509,251
Medicis Pharmaceutical Corp. (Class A Stock)(a)	1,300	40,066
Merck & Co., Inc.	54,300	2,398,431
Neurocrine Biosciences, Inc.*(a)	2,100	26,250
Novartis AG (Switzerland)	11,166	640,472
Noven Pharmaceuticals, Inc.*	3,100	71,920
Pfizer, Inc.	95,885	2,422,055
Sanofi-Aventis SA (France)	7,974	693,447
Schering-Plough Corp.	40,600	1,035,706
Sepracor, Inc.*(a)	2,800	130,564
Takeda Chemical Industries Ltd. (Japan)	3,800	249,270
Wyeth	32,600	1,630,978

		18,463,234

Pipelines — 0.1%
Spectra Energy Corp.	26,400	693,528

Printing & Publishing — 0.2%
McGraw-Hill Cos., Inc.	6,300	396,144

Promotora de Informaciones SA (Spain)	12,569	280,397
Scholastic Corp.*	1,700	52,870
Tribune Co.	8,500	272,935

		1,002,346

Railroads — 0.3%
Canadian National Railway Co. (Canada)	14,000	617,960
Norfolk Southern Corp.	24,900	1,259,940
Union Pacific Corp.	900	91,395

		1,969,295

Real Estate — 0.3%
China Overseas Land & Investment Ltd. (Hong Kong)*	210,000	263,928
Deutsche EuroShop AG (Germany)	2,677	208,162
Galileo Shopping America Trust (Australia)	167,902	158,265
Goldcrest Co. Ltd. (Japan)	2,680	147,373
Lennar Corp. (Class A Stock)(a)	9,600	405,216
Mirvac Group (Australia)	31,343	132,884
Persimmon PLC (United Kingdom)	5,954	164,735
Wheelock and Co. Ltd. (Hong Kong)	33,000	73,995

		1,554,558

Real Estate Investment Trust — 1.0%
AMB Property Corp.(a)	800	47,032
Archstone-Communities Trust	17,200	933,616
Boston Properties, Inc.	7,600	892,240
Camden Property Trust	2,100	147,651
Corporate Office Properties Trust(a)	1,100	50,248
Duke-Weeks Realty Corp.(a)	2,400	104,328
EastGroup Properties, Inc.	1,600	81,648
First Potomac Realty Trust(a)	3,600	102,852
General Growth Properties, Inc.	2,200	142,054
Host Marriott Corp.	16,500	434,115
Kite Realty Group Trust	5,100	101,745
LaSalle Hotel Properties(a)	5,000	231,800
Pennsylvania Real Estate Investment Trust	1,100	48,763
Potlatch Corp.	2,360	108,041
ProLogis	8,800	571,384
Regency Centers Corp.	2,400	200,520
Simon Property Group, Inc.(a)	8,000	890,000
SL Green Realty Corp.(a)	1,718	235,675
Weingarten Realty, Inc.	3,500	166,460

		5,490,172

Restaurants — 0.1%
California Pizza Kitchen, Inc.*(a)	2,900	95,381
Chang’s China Bistro, (P.F.), Inc.*(a)	700	29,316
Cheesecake Factory, Inc. (The)*	650	17,322
Sonic Corp.*	3,225	71,853
Starbucks Corp.*	11,500	360,640

		574,512

Retail & Merchandising — 3.2%
A.C. Moore Arts & Crafts, Inc.*	3,700	78,958
Alliance Boots Group PLC (United Kingdom)	18,464	372,966
American Eagle Outfitters, Inc.	2,500	74,975
Bed Bath & Beyond, Inc.*(a)	37,700	1,514,409
Best Buy Co., Inc.	7,925	386,106
CarMax, Inc.*(a)	3,000	73,620
Cost Plus, Inc.*	4,300	43,000
Costco Wholesale, Inc.	12,000	646,080
CVS/ Caremark Corp.	57,576	1,965,645
Dick’s Sporting Goods, Inc.*(a)	800	46,608
Dollar Tree Stores, Inc.*	1,000	38,240
Drugstore.com. Inc.*	21,100	54,438
DSG International PLC (United Kingdom)	43,349	145,017
Esprit Holdings Ltd. (Hong Kong)	15,000	175,945
Hibbett Sports, Inc.*	3,300	94,347
Home Depot, Inc. (The)	51,100	1,877,414
Hot Topic, Inc.*	2,600	28,860
Kohl’s Corp.*	34,100	2,612,401
Lowe’s Cos., Inc.	41,400	1,303,686
Office Depot, Inc.*	10,900	383,026
Pacific Sunwear of California, Inc.*(a)	2,600	54,158
PETsMART, Inc.	2,100	69,216
Rite Aid Corp.*	14,200	81,934
Ross Stores, Inc.	16,200	557,280
Target Corp.	25,700	1,522,982
TJX Cos., Inc.	20,400	549,984
Wal-Mart Stores, Inc.	59,200	2,779,440
Walgreen Co.	21,800	1,000,402
Williams-Sonoma, Inc.	1,700	60,282

		18,591,419

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	24,400	318,664
Analog Devices, Inc.	22,000	758,780
Applied Materials, Inc.(a)	60,600	1,110,192
ASML Holding NV (Netherlands)*(a)	15,600	386,100
ATMI, Inc.*(a)	2,500	76,425
Broadcom Corp. (Class A Stock)*	5,600	179,592
Cymer, Inc.*	1,100	45,705
Entegris, Inc.*(a)	7,326	78,388
Hamamatsu Photonics K.K. (Japan)*	8,100	245,392
Intel Corp.	146,000	2,792,980
Intersil Corp. (Class A Stock)	4,400	116,556
Marvell Technology Group Ltd.*(a)	79,800	1,341,438
Microchip Technology, Inc.(a)	2,100	74,613
Omnivision Technologies, Inc.*(a)	3,600	46,656
Semtech Corp.*	3,900	52,572
Tessera Technologies, Inc.*	2,000	79,480
Varian Semiconductor Equipment Associates, Inc.*(a)	1,500	80,070
Xilinx, Inc.(a)	25,000	643,250
Zoran Corp.*	4,412	75,092

		8,501,945

Telecommunications — 3.1%
Alcatel-Lucent (France)	36,400	430,248
Alltel Corp.	9,600	595,200
America Movil SA de CV (Class L Stock), ADR (Mexico)	5,100	243,729

American Tower Corp. (Class A Stock)*	38,435	1,497,043
AT&T, Inc.	156,117	6,155,693
Corning, Inc.*	32,500	739,050
Crown Castle International Corp.*(a)	34,000	1,092,420
EchoStar Communications Corp. (Class A Stock)*	12,900	560,247
Inter-Tel, Inc.	4,400	104,016
KDDI Corp. (Japan)	49	391,285
Level 3 Communications, Inc.*	23,400	142,740
Motorola, Inc.	61,400	1,084,938
NII Holdings, Inc.*	2,000	148,360
Nokia Corp. (Class A Stock), ADR (Norway)	6,500	148,980
Nokia OYJ (Finland)	23,949	551,225
NTELOS Holdings Corp.*(a)	4,400	84,568
Polycom, Inc.*	2,600	86,658
QUALCOMM, Inc.	28,900	1,232,874
Starhub Ltd. (Singapore)	113,286	212,810
Telefonica SA (Spain)	28,556	629,415
Telenor ASA (Norway)	20,000	355,363
Telestra Corp. Ltd. (Australia)	54,692	206,211
Television Broadcasts Ltd. (Hong Kong)	10,000	62,520
Verizon Communications, Inc.	14,084	534,065
Vodafone Group PLC, ADR (United Kingdom)	23,887	641,605

		17,931,263

Transportation — 0.6%
Arriva PLC (United Kingdom)	9,034	132,265
Cargotec Corp. (Class B Stock) (Finland)	6,684	403,670
Expeditors International Washington, Inc.	20,200	834,664
FedEx Corp.	1,900	204,117
General Maritime Corp.(a)	2,800	80,864
Macquarie Infrastructure Group (Australia)	44,253	137,492
Nippon Yusen Kabushiki (Japan)	24,000	192,464
Old Dominion Freight Line, Inc.*	3,600	103,716
Panalpina Welttransport Holding Co. (Switzerland)	1,506	251,961
United Parcel Service, Inc. (Class B Stock)	11,700	820,170
UTi Worldwide, Inc. (British Virgin Islands)(a)	3,900	95,862
Yusen Air & Sea Services Co. (Japan)	5,300	145,273

		3,402,518

Utilities — 2.1%
AES Corp.*	47,500	1,022,200
Color Kinetics, Inc.*	3,500	68,005
Constellation Energy Group, Inc.	9,500	826,025
Dynegy, Inc. (Class A Stock)*	63,200	585,232
E.ON AG (Germany)	7,087	963,565
Edison International	14,300	702,559
El Paso Electric Co.*	1,600	42,160
Energy East Corp.	4,300	104,748
Entergy Corp.	12,500	1,311,500
Exelon Corp.	24,200	1,662,782
Great Plains Energy, Inc.	3,800	123,310
Interstate Energy Corp.	3,500	156,870
Mirant Corp.*	8,300	335,818
NRG Energy, Inc.*	4,600	331,384
OGE Energy Corp.	4,500	174,600
PPL Corp.	19,400	793,460
Public Service Enterprise Group, Inc.	11,500	954,960
Reliant Energy, Inc.*	18,100	367,792
Sembcorp Industries Ltd. (Singapore)	100,911	339,219
Teco Energy, Inc.	22,500	387,225
Tokyo Electric Power Co. (Japan)	11,300	386,448
United Utilities PLC (United Kingdom)	30,366	451,453

		12,091,315

TOTAL COMMON STOCKS (cost $310,223,450)		359,077,400

Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.2%
Federal Home Loan Mortgage Corp.
4.483%	(c)	09/01/32	$41	41,550
4.50%		04/01/19- 09/01/35	1,180	1,113,301
4.587%	(c)	09/01/35	394	384,191
4.59%	(c)	07/01/35	277	274,869
4.70%	(c)	02/01/35	357	356,265
4.708%	(c)	08/01/35	300	293,532
4.757%	(c)	07/01/35	83	83,049
5.00%		12/01/08- 08/01/35	1,866	1,820,526
5.043%	(c)	07/01/35	325	324,374
5.054%	(c)	11/01/35	183	181,755
5.072%	(c)	03/01/36	253	250,493
5.137%	(c)	01/01/36	624	622,386
5.397%	(c)	01/01/36	93	93,274
5.414%	(c)	02/01/37	296	296,273
5.50%		12/01/18- 12/01/33	1,256	1,257,428
5.943%	(c)	02/01/37	698	706,927
5.989%	(c)	12/01/36	641	646,860
6.00%		10/01/09- 12/01/33	1,175	1,186,683
6.018%	(c)	11/01/36	319	322,015
6.04%	(c)	01/01/37	222	225,081
6.051%	(c)	10/01/36	305	307,016
6.128%	(c)	10/01/36	311	313,538

6.225%	(c)	08/01/36	623		632,193
7.00%		11/01/30- 06/01/32	48		50,394
Federal National Mortgage Assoc.
4.50%		01/01/19- 10/01/35	6,911		6,636,473
4.609%	(c)	09/01/35	347		340,919
4.791%	(c)	06/01/35	151		151,010
4.792%	(c)	11/01/35	257		256,280
5.00%		01/01/18- 02/01/37	8,510		8,292,687
5.00%		TBA	32		30,842
5.00%		TBA	342		330,244
5.045%	(c)	08/01/36	448		445,603
5.046%	(c)	01/01/37	200		198,813
5.114%	(c)	10/01/35	155		154,535
5.319%	(c)	12/01/35	159		159,162
5.348%	(c)	12/01/35	186		186,659
5.50%		01/01/17- 01/01/37	10,922		10,842,169
5.50%		TBA	2,100		2,077,687
5.524%	(c)	12/01/35	284		285,594
5.544%	(c)	07/01/36	605		608,620
5.651%		01/01/36	690		694,947
5.655%	(c)	12/01/35	84		84,532
5.982%	(c)	09/01/36	185		185,745
5.998%	(c)	08/01/36	368		372,518
6.00%		01/01/21- 12/01/36	6,313		6,374,640
6.00%		TBA	1,100		1,117,875
6.50%		07/01/32- 01/01/37	3,626		3,702,404
6.50%		TBA	1,100		1,122,000
		01/01/31-
7.00%		04/01/32	7		7,264
Government National Mortgage Assoc.
5.00%		07/15/33- 03/20/34	1,265		1,228,212
5.50%		10/20/32- 05/20/34	374		372,483
5.50%		TBA	122		121,445
6.00%		05/15/26- 01/20/35	241		243,721
6.50%		09/20/32- 12/20/33	64		65,337
7.00%		03/15/13- 12/15/13	172		177,098
8.00%		12/15/16- 07/15/23	23		26,215
8.00%		02/15/17- 09/15/22	2	(r)	1,772
8.50%		06/15/16- 10/15/26	60		65,173
9.50%		10/15/09- 01/15/20	1	(r)	1,542
9.50%		03/15/19	2		1,822
12.00%		09/15/13	—	(r)	73

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $59,113,395)					58,748,088

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS — 9.1%
Advertising — 0.1%
Advanstar Communications, Inc., Sec’d. Notes
10.75%	08/15/10	B1	50	54,125
Gtd. Notes, Zero Coupon (until 10/15/05)
15.00% (v)	10/15/11	NR	50	52,250
Lamar Media Corp., Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3	400	390,000

				496,375

Aerospace
United Technologies Corp., Sr. Unsub. Notes
5.40%	05/01/35	A2	80	75,376

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp., Unsub. Notes
5.81% (c)	08/03/09	Baa1	125	125,510
Ford Motor Credit Co., Sr. Notes
5.80%	01/12/09	B1	260	255,046
General Motors Corp., Sr. Unsub. Notes
8.375%	07/15/33	Caa1	500	448,750

				829,306

Automotive Parts — 0.3%
Goodyear Tire & Rubber Co., Sr. Notes, 144A
8.625%	12/01/11	B2	500	537,500
Hertz Corp., Gtd. Notes, 144A
8.875%	01/01/14	B1	400	429,000
Tenneco Automotive, Inc., Gtd. Notes(a)
8.625%	11/15/14	B3	500	521,250

				1,487,750

Beverages
SABMiller PLC, Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	210	216,834

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1	165	158,647

Broadcasting — 0.1%
Cox Communications, Inc., Notes
7.125%	10/01/12	Baa3	210	226,398
Fisher Communications, Inc., Gtd. Notes
8.625%	09/15/14	B2	25	26,781
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.00%	03/15/12	B1	500	517,500

				770,679

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1	130	131,781
Lafarge SA, Unsec’d. Notes (France)
6.15%	07/15/11	Baa2	75	77,351
Owens Corning, Inc., Sr. Unsec’d. Notes, 144A(g)
6.50%	12/01/16	Baa3	50	51,070

				260,202

Business Services
Affinity Group, Inc., Sr. Sub. Notes
9.00%	02/15/12	B2	50	51,375
Invensys PLC, Sr. Notes, 144A (United Kingdom)
9.875%	03/15/11	B2	33	35,516

				86,891

Cable Television — 0.3%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	205	234,431
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%	04/30/12	B3	100	104,125
Comcast Corp., Gtd. Notes
4.95%	06/15/16	Baa2	125	118,780
5.875%	02/15/18	Baa2	170	170,460
CSC Holdings, Inc., Sr. Unsec’d. Notes
7.25%	07/15/08	B2	400	405,500
Diageo Capital PLC Co., Gtd. Notes (United Kingdom)
5.125%	01/30/12	A3	230	228,881
EchoStar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	50,312
Rogers Cable, Inc., Gtd. Notes (Canada)
5.50%	03/15/14	Baa3	165	160,669

				1,473,158

Chemicals — 0.2%
BCP Crystal US Holdings Corp., Sr. Sub. Notes
9.625%	06/15/14	B2	400	454,368
Dow Chemical Co., Sr. Notes
6.125%	02/01/11	A3	115	118,168
DuPont, (E.I.) de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2	225	214,363
Hercules, Inc., Gtd. Notes
6.75%	10/15/29	Ba3	75	75,000
Huntsman International LLC, Gtd. Notes, 144A
7.875%	11/15/14	B2	50	51,688
INVISTA, Notes, 144A
9.25%	05/01/12	Ba3	400	426,000

				1,339,587

Clothing & Apparel
Anvil Holdings, Inc., Gtd. Notes, PIK(g)
13.00%	03/15/09	NR	2	1,966
Dyersburg Corp., Gtd. Notes, Series B(g)(i)
9.75%	09/01/07	NR	175	—

				1,966

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	190,928
Oracle Corp., Unsec’d. Notes
5.00%	01/15/11	A2	225	224,172

				415,100

Construction — 0.1%
D.R. Horton, Inc., Sr. Unsub. Notes
6.50%	04/15/16	Baa3	165	161,370
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3	205	189,405

				350,775

Consumer Products & Services — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2	125	123,887
Idearc, Inc., Sr. Notes, 144A
8.00%	11/15/16	B2	400	411,500
Jostens IH Corp., Gtd. Notes
7.625%	10/01/12	B2	50	50,875
McCormick & Co., Sr. Unsec’d. Notes
5.20%	12/15/15	A2	175	171,360
Procter & Gamble Co., Sr. Unsub. Notes
4.95%	08/15/14	Aa3	375	368,639

				1,126,261

Containers & Packaging — 0.1%
AEP Industries, Inc.Sr. Unsub. Notes
7.875%	03/15/13	B1	50	51,000
BWAY Corp., Gtd. Notes
10.00%	10/15/10	B3	50	52,437

Graphic Packaging International Corp., Gtd. Notes
8.50%	08/15/11	B2	25	26,000
Unsec’d. Notes
9.50%	08/15/13	B3	25	26,594
Jefferson Smurfit Corp., Gtd. Notes
8.25%	10/01/12	B3	25	25,000
Owens Brockway Glass Containers, Inc., Gtd. Notes
8.75%	11/15/12	Ba2	50	52,625
8.875%	02/15/09	Ba2	150	153,000
Owens-Illinois, Inc., Sr. Notes
7.35%	05/15/08	Caa1	25	25,125
Sealed Air Corp., Sr. Notes, 144A(g)
5.375%	04/15/08	Baa3	145	144,304
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	25	24,750

				580,835

Distribution/Wholesale
3M Co., Notes, MTN
5.70%	03/15/37	Aa1	205	202,107

Diversified Operations — 0.1%
Bombardier, Inc., Unsec’d. Notes, 144A (Canada)
6.75%	05/01/12	Ba2	200	199,000
Leucadia National Corp., Unsec’d. Sr. Notes
7.00%	08/15/13	Ba2	75	75,375

				274,375

Electric — 0.1%
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	183,221
Orion Power Holdings, Inc., Sr. Notes
12.00%	05/01/10	B2	75	86,625
Pacific Gas & Electric Co., Unsec’d. Notes
4.80%	03/01/14	Baa1	115	111,511
Sierra Pacific Resources, Sr. Unsec’d. Notes(g)
7.803%	06/15/12	B1	100	105,823
Southern California Edison Co., Notes
4.65%	04/01/15	A2	135	128,750

				615,930

Electronic Components & Equipment
Conexant Systems, Inc., Sec’d. Notes, 144A
9.11% (c)	11/15/10	B1	50	51,875
STATS ChipPAC Ltd., Gtd. Notes
6.75%	11/15/11	Ba2	25	25,813

				77,688

Energy — 0.2%
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba2	425	419,687
NRG Energy, Inc., Gtd. Notes
7.25%	02/01/14	B1	150	153,750
7.375%	02/01/16	B1	250	256,875
Valero Energy Corp., Sr. Notes
3.50%	04/01/09	Baa3	145	140,630

				970,942

Entertainment & Leisure — 0.1%
AMF Bowling Worldwide, Inc., Gtd. Notes
10.00%	03/01/10	B3	75	78,375
K2, Inc., Sr. Notes
7.375%	07/01/14	B1	75	74,437
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	49,625
Time Warner Entertainment Co. LP, Debs.
7.25%	09/01/08	Baa2	250	255,456
8.375%	03/15/23	Baa2	170	200,952
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2	130	131,049

				789,894

Environmental Services
Casella Waste Systems, Inc., Sr. Sub. Notes
9.75%	02/01/13	B3	100	106,000

Farming & Agriculture — 0.1%
Bunge NA Finance, Gtd. Notes
5.90%	04/01/17	Baa2	290	286,755

Financial - Bank & Trust — 0.9%
BAC Capital Trust VI, Gtd. Notes
5.625%	03/08/35	Aa2	380	353,650
Bank of America Corp., Sr. Notes
4.875%	09/15/12	Aa1	225	222,390
Sub. Notes
5.75%	08/15/16	Aa2	165	167,849
Barclays Bank, Sub. Notes, 144A(g) (United Kingdom)
5.926% (c)	12/15/16	Aa3	100	100,108
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1	255	274,470
Capital One IV, Gtd. Notes
6.745%	02/17/37	Baa1	365	349,695
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2	375	366,098
Fannie Mae, Notes
4.375%	10/15/15	Aaa	725	698,383
Freddie Mac, Notes
6.00%	06/15/11	Aaa	1,000	1,043,471
Hartford Financial Services Group, Inc. (The), Sr. Notes
5.375%	03/15/17	A2	215	212,405

HSBC Holdings PLC, Unsec’d. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	105,691
International Nederland Bank NV, Sub. Notes , 144A (Netherlands)(g)
5.125%	05/01/15	Aa2	250	246,179
Kinder Morgan Finance Co., Gtd. Notes
5.70%	01/05/16	Baa2	190	178,145
Northern Trust Corp., Sub. Notes
4.60%	02/01/13	A1	115	111,680
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	115,155
PNC Funding Corp. Bank Gtd. Notes
5.625%	02/01/17	A2	165	166,184
Sovereign Capital Trust VI, Gtd. Notes
7.908%	06/13/36	Baa2	140	155,808
Webster Financial Corp., Sr. Notes
5.125%	04/15/14	A2	180	173,836
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	188,941

				5,230,138

Financial - Brokerage — 0.1%
Legg Mason, Inc., Sr. Notes
6.75%	07/02/08	A2	100	101,450
Lehman Brothers Holdings, Inc., Sub. Notes
5.75%	01/03/17	A2	215	215,445

				316,895

Financial Institutions
Jefferies Group, Inc., Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	144,750

Financial Services — 1.3%
American Express Co., Sr. Unsec’d. Notes
5.25%	09/12/11	A1	175	176,132
American General Finance Corp., Gtd. Notes, 144A (g)
6.00% (c)	01/15/67	A3	100	100,136
Notes
5.40%	12/01/15	A1	230	228,822
Arch Western Finance LLC, Gtd. Notes
6.75%	07/01/13	B1	50	49,188
Bank One Corp., Sub. Notes
5.25%	01/30/13	Aa3	635	635,430
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes
5.50%	08/15/11	A1	155	156,571
Sub. Notes
5.55%	01/22/17	A2	80	78,536
CIT Group, Inc., Sr. Notes
6.00%	04/01/36	A2	130	126,433
Compton Pet Finance Corp., Gtd. Notes
7.625%	12/01/13	B2	500	488,750
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	51,375
Countrywide Financial Corp., Sub. Notes
6.25%	05/15/16	Baa2	180	181,444
Credit Suisse USA, Sr. Unsub. Notes
5.50%	08/16/11	Aa3	135	137,016
ERAC USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15	Baa1	185	185,185
Franklin Resources, Inc., Notes
3.70%	04/15/08	A1	55	54,070
GAXT Financial Corp., Sr. Notes
5.50%	02/15/12	Baa1	125	125,239
General Electric Capital Corp., Sr. Notes
5.375%	10/20/16	Aaa	260	259,681
Goldman Sachs Group, Inc., Gtd. Notes
6.345%	02/15/34	A1	380	375,378
HBOS PLC Unsub. Notes, 144A (United Kingdom)(g)
5.92% (c)	09/29/49	A1	400	391,941
HBOS PLC, Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33	Aa3	170	171,778
HSBC Finance Corp., Notes
5.00%	06/30/15	Aa3	240	230,957
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2	210	205,033
International Lease Finance Corp., Notes
6.375%	03/15/09	A1	85	87,021
Unsec’d. Notes
5.125%	11/01/10	A1	100	99,940
John Deere Capital Corp., Notes
7.00%	03/15/12	A2	190	205,364
JPMorgan Chase Capital, Gtd. Notes
6.45%	02/02/37	Aa3	160	156,813
Mangrove Bay Pass-Through Trust, Notes, 144A(g)
6.102% (c)	07/13/33	Baa2	100	98,164
MBNA America Bank NA, Notes
4.625%	08/03/09	Aaa	190	188,148
Sub. Notes
7.125%	11/15/12	Aa1	80	87,240
Merrill Lynch & Co., Inc., Sub. Notes
6.05%	05/16/16	A1	190	194,917
6.22%	09/15/26	A1	130	130,296
Mizuho Capital Investment Ltd., Sub. Notes, 144A(g)
6.686%	12/31/49	Baa2	66	67,155

Morgan Stanley, Sr. Unsec’d. Notes
6.25%	08/09/26	Aa3	60	61,597
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes (Cayman Islands)
6.346% (c)	07/29/49	Baa2	100	102,146
Principal Financial Group, Inc., Gtd. Notes
6.098%	10/15/36	A2	120	121,322
Residential Capital LLC, Gtd. Notes
6.125%	11/21/08	Baa3	120	119,939
Smurfit Kappa Funding PLC, Sr. Sub. Notes
7.75%	04/01/15	B2	50	51,000
Student Loan Marketing Assoc., Notes
3.54%	04/01/09	A2	155	149,423
Swedish Export Credit, Bonds (Sweden)
5.125%	03/01/17	Aa1	345	345,914
U.S. Bancorp, Sr. Notes
4.50%	07/29/10	Aa2	275	270,222
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A3	165	191,250
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1	250	239,852
Xstrata Finance Canada Ltd., Gtd. Notes, 144A (Canada)(g)
5.50%	11/15/11	Baa2	65	65,366

				7,442,184

Food
B&G Foods Holding Corp., Sr. Notes
8.00%	10/01/11	B3	125	126,563
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	71,712

				198,275

Furniture
Sealy Mattress Co., Gtd. Notes
8.25%	06/15/14	B2	50	52,625

Healthcare Services — 0.2%
Concentra Operating Corp., Gtd. Notes
9.125%	06/01/12	B3	75	80,062
9.50%	08/15/10	B3	25	26,375
Genesis HealthCare Corp., Sr. Sub. Notes
8.00%	10/15/13	B1	75	79,688
HCA, Inc., Sr. Unsec’d. Notes
8.75%	09/01/10	Caa1	450	471,937
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13	Baa2	145	153,011
Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes(a)
9.00%	10/01/14	Caa1	50	50,625
VWR International, Inc., Gtd. Notes
8.00%	04/15/14	B3	25	26,063
WellPoint, Inc., Unsec’d. Notes
5.00%	01/15/11	Baa1	120	119,396

				1,007,157

Hotels & Motels
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	100	98,450

Industrial Products — 0.1%
Collins & Aikman Corp., Gtd. Notes
9.75%	02/15/10	B3	75	76,312
Enbridge, Inc., Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1	185	184,300
Mobile Mini, Inc., Sr. Notes
9.50%	07/01/13	B1	49	52,430

				313,042

Information Technology Services
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	100,810

Insurance — 0.5%
ACE INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17	A3	165	165,687
5.875%	06/15/14	A3	155	158,279
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2	195	195,056
Genworth Financial, Inc., Jr. Sub. Notes
6.15%	11/15/66	A3	78	76,829
Unsec’d. Notes
5.75%	06/15/14	A2	185	188,715
MetLife, Inc., Jr. Sub. Notes
6.40%	12/15/66	Baa1	175	170,869
Sr. Notes
6.125%	12/01/11	A2	200	208,656
Nationwide Financial Services, Inc., Unsec’d. Sr. Notes
5.90%	07/01/12	A3	205	210,536
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%	04/15/34	A2	105	103,436
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa3	120	132,629
Principal Life Global Funding I, Notes, 144A(g)
5.125%	10/15/13	Aa2	185	184,512
Security Benefit Life Insurance Co., Notes, 144A(g)
7.45%	10/01/33	Baa1	80	88,987
Sun Life Financial Global Funding LP, Notes, 144A(g)
5.614% (c)	10/06/13	Aa3	190	190,196

Torchmark Corp., Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1	125	131,582
Transatlantic Holdings, Inc., Sr. Unsec’d. Notes
5.75%	12/14/15	A2	150	149,985
Travelers Cos., Inc., Jr. Sub. Notes
6.25%	03/15/67	Baa1	175	172,830
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa2	125	125,275

				2,654,059

Machinery & Equipment
Dresser-Rand Group, Inc., Gtd. Notes
7.375%	11/01/14	B1	22	22,440

Media — 0.1%
News America, Inc., Sr. Notes, 144A(g)
6.15%	03/01/37	Baa2	315	300,092
Gtd. Notes
6.40%	12/15/35	Baa2	200	198,935
Viacom, Inc., Sr. Notes
6.25%	04/30/16	Baa3	250	253,438

				752,465

Medical Supplies & Equipment — 0.2%
Davita, Inc., Gtd. Notes
6.625%	03/15/13	B1	500	500,000
Eli Lilly & Co., Unsub. Notes
5.55%	03/15/37	Aa3	175	167,149
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	250	253,125
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1	260	249,160
Wyeth, Notes
5.95%	04/01/37	A3	180	177,273

				1,346,707

Metals & Billiton — 0.2%
BHP Billiton Finance, Gtd. Notes
5.40%	03/29/17	A1	205	203,440
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17	Ba3	500	540,625
Hawk Corp., Sr. Notes
8.75%	11/01/14	B3	50	50,625
Newmont Mining Corp., Gtd. Notes
5.875%	04/01/35	Baa1	85	78,393
Russel Metals, Inc., Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	71,812
Vale Overseas Ltd., Gtd. Notes
6.875%	11/21/36	Baa3	160	165,230
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	25	25,094

				1,135,219

Office Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes
6.75%	02/01/17	Baa3	400	418,567

Oil & Gas — 0.7%
Amerada Hess Corp., Unsec’d. Notes
7.875%	10/01/29	Baa3	85	98,048
Atmos Energy Corp., Sr. Unsub. Notes
4.00%	10/15/09	Baa3	210	203,765
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	200	223,185
Boardwalk Pipelines LLC, Notes
5.50%	02/01/17	Baa2	55	53,853
ConocoPhillips, Gtd. Notes
5.90%	10/15/32	A1	245	247,583
Denbury Resources, Inc., Gtd. Notes
7.50%	04/01/13	B1	75	75,750
Sr. Sub. Notes
7.50%	12/15/15	B1	25	25,250
Devon Financing Corp ULC., Gtd. Notes
6.875%	09/30/11	Baa2	240	255,317
Diamond Offshore Drilling, Inc., Sr. Notes
4.875%	07/01/15	Baa2	150	142,127
Sr. Notes
5.15%	09/01/14	Baa2	125	121,685
El Paso Natural Gas, Sr. Unsec’d. Notes, 144A(g)
5.95%	04/15/17	Baa3	62	62,231
EnCana Holdings Finance Corp., Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	200	203,937
Ferrellgas Partners LP, Sr. Notes
8.75%	06/15/12	B2	25	25,938
Forest Oil Corp., Gtd. Notes
8.00%	12/15/11	B1	25	26,063
Halliburton Co., Unsec’d. Notes
5.50%	10/15/10	Baa1	265	267,861
Hanover Compressor Co., Sr. Unsec’d. Notes
9.00%	06/01/14	B2	25	27,062
MidAmerican Energy Holdings, Bonds
6.125%	04/01/36	Baa1	150	149,676
National Gas Co. of Trinidad and Tobago Ltd., Notes, 144A(g) (Trinidad)
6.05%	01/15/36	A3	100	96,673
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	70	69,479

Pemex Project Funding Master Trust, Gtd. Notes
5.75%	12/15/15	Baa1	200	200,400
Gtd. Notes, 144A(g)
6.655% (c)	06/15/10	Baa1	190	194,845
Petro-Canada, Notes (Canada)
5.95%	05/15/35	Baa2	185	176,481
Praxair, Inc., Bonds
5.20%	03/15/17	A2	175	172,857
Public Service Electric and Gas, Sec’d. Notes, MTN
5.70%	12/01/36	A3	225	216,551
Range Resources Corp., Gtd. Notes
6.375%	03/15/15	B1	500	492,500
Roseton Danskammer Corp., Pass Thru Cert.
7.27%	11/08/10	Ba3	50	51,125
Southern Natural Gas, Notes, 144A(g)
5.90%	04/01/17	Baa3	62	62,000
Sunoco, Inc., Sr. Notes
5.75%	01/15/17	Baa2	150	148,099
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	115	114,599

				4,204,940

Paper & Forest Products — 0.1%
Boise Cascade LLC, Gtd. Notes
7.125%	10/15/14	B2	100	99,000
Celulosa Arauco y Constitucion SA, Notes (Chile)
5.125%	07/09/13	Baa2	160	155,040
Georgia-Pacific Corp., Gtd. Notes, 144A
7.125%	01/15/17	Ba3	400	401,000

				655,040

Pharmaceuticals — 0.1%
Amgen, Inc., Sr. Notes
4.00%	11/18/09	A2	125	121,891
Cardinal Health, Inc., Bonds, 144A(g)
5.63% (c)	10/02/09	Baa2	140	139,996
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2	100	98,148
Warner Chilcott Corp., Gtd. Notes
8.75%	02/01/15	Caa1	33	34,403

				394,438

Printing & Publishing — 0.1%
CanWest Media, Inc., Gtd. Notes (Canada)
8.00%	09/15/12	B2	137	142,309
Dex Media East LLC, Gtd. Notes
9.875%	11/15/09	B1	25	26,125
12.125%	11/15/12	B2	98	107,188
Sun Media Corp., Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	50,750

				326,372

Railroads
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	250	251,582

Real Estate Investment Trust — 0.3%
Archstone-Smith Operating Trust, Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1	180	177,704
AvalonBay Communities, Inc., Notes, MTN
6.125%	11/01/12	Baa1	125	129,865
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2	200	192,962
Hospitality Prop Trust, Notes, 144A
5.625%	03/15/17	Baa2	130	128,030
Host Marriott LP, Gtd. Notes
6.75%	06/01/16	Ba1	500	503,750
Lennar Corp., Gtd. Notes
5.60%	05/31/15	Baa2	145	136,388
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3	260	245,311
NVR, Inc., Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3	85	84,007
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba1	125	122,870
Simon Property Group LP, Unsub. Notes
5.75%	12/01/15	A3	240	243,244

				1,964,131

Restaurants
McDonald’s Corp., Bonds
5.30%	03/15/17	A2	175	172,603
Real Mex Restaurants, Inc., Gtd. Notes
10.00%	04/01/10	Ba2	25	26,375

				198,978

Retail & Merchandising — 0.3%
ADESA, Inc., Sr. Sub. Notes
7.625%	06/15/12	B1	50	53,000
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp., Sr. Notes
7.125%	05/20/16	B1	400	401,000
AutoNation, Inc., Gtd. Notes
7.00%	04/15/14	Ba2	75	75,750
7.36% (c)	04/15/13	Ba2	75	75,750
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.30%	03/15/12	A2	155	156,121

Federated Retail Holdings, Gtd. Notes
5.35%	03/15/12	Baa2	85	84,777
Home Depot, Inc. (The), Sr. Unsec’d. Notes
5.40%	03/01/16	Aa3	445	434,537
Kroger Co. (The), Gtd. Notes
8.05%	02/01/10	Baa2	180	192,852
Pantry, Inc., Gtd. Notes
7.75%	02/15/14	B3	50	50,500
Penney, (J.C.) Co., Inc., Notes
9.00%	08/01/12	Baa3	120	138,190
Wal-Mart Stores, Inc., Bonds
5.25%	09/01/35	Aa2	200	181,669

				1,844,146

Semiconductors — 0.1%
Freescale Semiconductor, Sr. Notes, 144A(a)
8.875%	12/15/14	B1	400	400,500

Software/Services — 0.1%
Sungard Data Systems, Inc., Gtd. Notes(a)
9.125%	08/15/13	Caa1	400	429,000

Telecommunications — 0.7%
America Movil SA de CV, Unsec’d. Notes (Mexico)
6.375%	03/01/35	A3	215	211,788
AT&T, Inc.,
Notes
5.30%	11/15/10	A2	130	130,590
5.625%	06/15/16	A2	415	416,291
6.45%	06/15/34	A2	260	264,639
Centennial Cellular Operating Co., Gtd. Notes
10.125%	06/15/13	B2	50	54,000
Horizon PCS, Inc., Gtd. Notes
11.375%	07/15/12	B-(d)	25	27,687
iPCS, Inc., Gtd. Notes
11.50%	05/01/12	B-(d)	50	55,000
Qwest Corp., Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	400	422,000
Rogers Wireless, Inc., (Canada)
Sec’d. Notes
9.625%	05/01/11	Baa3	75	85,500
Sr. Sub. Notes
8.00%	12/15/12	Ba1	150	159,000
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	32	31,868
6.90%	05/01/19	Baa3	165	171,222
Telecom Italia Capital, Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	490	475,076
Telefonica Emisones SAU, Gtd. Notes
6.421%	06/20/16	Baa1	195	203,526
Telefonos de Mexico SA, Sr. Notes
5.50%	01/27/15	A3	150	147,375
TELUS Corp., Notes (Canada)
8.00%	06/01/11	Baa1	245	268,330
Vodafone Group PLC., Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	A3	170	168,528
Windstream Corp., Sr. Notes, 144A
8.625%	08/01/16	Ba3	400	437,000

				3,729,420

Transportation
CSX Corp., Sr. Sub. Notes
6.00%	10/01/36	Baa2	100	95,360

Utilities — 0.6%
AES Corp., Sec’d.
Notes, 144A
9.00%	05/15/15	Ba3	100	106,875
Sr. Notes
7.75%	03/01/14	B1	25	26,250
9.375%	09/15/10	B1	50	54,375
Sr. Unsub. Notes
8.875%	02/15/11	B1	75	80,625
Alabama Power Co., Sr. Notes
5.55%	08/25/09	A2	85	85,226
Allegheny Energy Supply Co. LLC, Unsec’d. Notes
7.80%	03/15/11	Ba3	25	26,562
Appalachian Power Co., Notes
6.375%	04/01/36	Baa2	105	107,587
Aquila Canada Finance Corp., Gtd. Notes (Canada)
7.75%	06/15/11	B2	25	27,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 144A(g)
5.90%	11/01/16	Baa2	225	228,262
Black Hills Corp., Sr. Unsub. Notes
6.50%	05/15/13	Baa3	125	126,785
CE Electric UK Funding Co., Sr. Notes, 144A (United Kingdom)(g)
6.995%	12/30/07	Baa1	155	156,898
Centerpoint Energy, Inc., Sr. Notes
7.25%	09/01/10	Ba1	135	142,504
CMS Energy Corp., Sr. Notes
8.50%	04/15/11	Ba3	400	435,000
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1	115	111,496
FirstEnergy Corp., Unsub. Notes
6.45%	11/15/11	Baa3	200	209,632
Florida Power & Light Co., First Mortgage, 144A
6.20%	06/01/36	Aa3	75	79,507
Mirant Americas Generation LLC, Sr. Notes
8.30%	05/01/11	Caa1	400	410,000

Monongahela Power Co., First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	170	170,505
Pacific Gas & Electric Co., Sr. Unsub. Notes
5.80%	03/01/37	Baa1	175	168,716
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	125	126,065
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2	245	241,957
Southern Co., Sr. Unsub. Notes
5.30%	01/12/12	A3	75	75,500
Union Electric Co., Sec’d. Notes
5.40%	02/01/16	A3	225	219,589
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2	110	102,927
Western Poweer Distribution Holdings Ltd., Unsub. Notes, 144A (United Kingdom)(g)
6.875%	12/15/07	Baa3	110	110,490
Williams Cos., Inc., Notes
8.75%	03/15/32	Ba2	25	28,812

				3,659,145

TOTAL CORPORATE OBLIGATIONS (cost $52,448,985)				52,380,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds
5.375%	02/15/31	10	10,661
5.50%	08/15/28	115	123,688
6.00%	02/15/26	815	921,141
6.375%	08/15/27	60	71,063
7.625%	02/15/25	60	79,078
U.S. Treasury Inflationary Bonds,
TIPS
2.00%	07/15/14-01/15/26	2,100	2,149,859
2.50%	07/15/16	1,245	1,280,474
4.25%	01/15/10	3,500	4,477,809
U.S. Treasury Notes
3.625%	06/15/10	3,330	3,240,376
3.875%	09/15/10	1,230	1,204,583
4.00%	11/15/12(a)	9,945	9,683,944
4.25%	11/15/13-11/15/14(a)	9,190	9,006,787
4.875%	02/15/12(a)	5,050	5,128,709
5.00%	08/15/11	740	754,337
5.125%	05/15/16(a)	2,510	2,595,202
5.75%	08/15/10	1,165	1,208,915

TOTAL U.S. TREASURY OBLIGATION (cost $41,805,433)			41,936,626

Interest Rate		Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class-A2
4.648%		09/11/36	AAA(d)	350	340,750
Banc of America Mortgage Securities, Inc.,
Series 2004-H, Class 2A2
4.751%	(c)	09/25/34	Aaa	118	118,099
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class-2A2
4.107%	(c)	02/25/34	AAA(d)	207	205,154
Series 2004-D, Class 2A2
4.198%	(c)	05/25/34	AAA(d)	88	87,583
Series 2004-I, Class 3A2
4.899%	(c)	10/25/34	Aaa	129	127,888
Series 2005-J, Class 2A1
5.093%	(c)	11/25/35	Aaa	468	466,230
Series 2005-J, Class 3A1
5.269%	(c)	11/25/35	Aaa	191	189,848
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674%		06/11/41	Aaa	300	287,537
Series 2005-PWR9, Class AAB
4.804%		09/15/42	Aaa	400	392,284
Series 2005-T20, Class-A1
4.94%		10/12/42	Aaa	373	371,471
Series 2006-PW12, Class A4
5.711%		09/11/38	Aaa	900	927,638
Series 2006-PW13, Class A4
5.54%		09/11/41	AAA(d)	925	935,901
Series 2007-PW15, Class AAB
5.315%		02/11/44	Aaa	525	526,596
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.226%	(c)	09/15/20	Aaa	300	297,754
Series 2005-CD1, Class A4
5.226%	(c)	07/15/44	Aaa	875	874,287
Series 2006-CD3, Class A5
5.617%		10/15/48	Aaa	875	888,654
Series 2007-CD4, Class ASB
5.278%		01/11/16	Aaa	700	699,426
Commercial Mortgage Pass-Through Certification,
Series 2005-LP5, Class-A1
4.235%		05/10/43	Aaa	22	22,177
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832%		04/15/37	Aaa	775	751,778

Credit Suisse Mortgage Capital Certificate,
Series 2006-C4, Class A3
5.467%		09/15/39	Aaa	525	527,544
Series 2007-C1, Class A3
5.383%		02/15/40	Aaa	900	897,928
Federal Home Loan Mortgage Corp.
5.367%	(c)	02/01/37	Aaa	1,148	1,146,466
5.478%	(c)	02/01/37	Aaa	900	901,679
Series 3195, Class PN
6.50%		08/15/30	Aaa	592	605,510
Federal National Mortgage Assoc.
6.042%	(c)	12/01/36	Aaa	284	287,959
Federal National Mortgage Assoc.,
Series 2002-74, Class-Pj
5.00%		03/25/15	Aaa	529	526,313
Series 2003-40, Class NI, IO(g)
5.50%		04/01/33	Aaa	48	3,236
Series 2003-92, Class NM
3.50%		04/25/13	Aaa	197	194,376
Series 2005-57, Class PA
5.50%		05/25/27	Aaa	439	439,019
Series 319, Class 2, IO(g)
6.50%		02/01/32	Aaa	54	12,605
Freddie Mac, Series 2614, Class IH, IO(g)
4.50%		05/15/16	Aaa	390	38,286
Series 2631, Class IG, IO(g)
4.50%		07/15/11	Aaa	239	2,088
Series 2686, Class JG
5.50%		04/15/28	Aaa	800	802,340
General Electric Capital Commercial Mortgage Corp.,
Series 2001-1,Class-A2
6.531%		05/15/33	Aaa	390	408,350
Series 2005-C4, Class A1
5.082%		11/10/45	Aaa	291	290,852
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%		04/15/34	AAA(d)	375	395,721
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1A, Class A2
3.835%		10/08/08	Aaa	45	45,075
Series 2005-GG3, Class A2
4.305%		08/10/42	Aaa	675	661,982
Series 2005-GG3, Class AAB
4.619%		08/10/42	Aaa	160	155,969
Series 2007-GG9, Class A4
5.444%		01/10/17	Aaa	775	777,232
JPMorgan Chase Commercial Mortgage Corp.,
Series 2001-CIB2, Class A2
6.244%		04/15/35	AAA(d)	198	201,086
Series 2001-CIBC, Class A3
6.26%		03/15/33	AAA(d)	421	434,564
Series 2005-LDP4, Class ASB
4.824%	(c)	10/15/42	Aaa	325	318,284
Series 2005-LDP5, Class A4
5.354%	(c)	12/15/44	Aaa	750	746,453
Series 2006-CB14, Class A4
5.481%	(c)	12/12/44	Aaa	900	907,045
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17%		05/15/47	Aaa	1,134	1,134,197
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%		11/15/27	Aaa	570	559,412
Series 2004-C2, Class-A2
3.246%		03/01/29	Aaa	850	822,295
Series 2004-C4, Class A2
4.567%	(c)	05/15/29	Aaa	750	742,543
Series 2005-C1, Class A4
4.742%		02/15/30	Aaa	325	313,707
Series 2006-C1A, Class A4
5.156%		02/15/31	AAA(d)	850	838,665
Merrill Lynch Countrywide Commercial Mortgage,
Series 2006-4 Class A3
5.172%	(c)	12/12/49	Aaa	575	565,359
Morgan Stanley Capital I,
Series 2007-T25, Class A3
5.514%		11/12/49	Aaa	450	459,495
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.798%	(c)	01/25/34	AAA(d)	289	283,778
Series 2005-AR2, Class 2A2
4.545%	(c)	03/25/35	Aaa	111	109,486
Series 2006-AR12, Class 1A1
6.039%	(c)	09/25/36	Aaa	676	681,340
Series 2006-AR16, Class A1
5.687%		10/25/36	Aaa	507	508,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $27,441,513)					27,257,869

ASSET-BACKED SECURITIES — 1.6%
Bank of America Credit Card Trust,
Series 2007-C1, Class C1
5.61%	(c)	06/16/14	Baa2	750	748,477
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%		02/25/13	Aaa	45	45,090
Capital Auto Receivables Asset Trust,(g)

Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	800	802,455
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	115	116,258
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	4,150	4,096,830
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	358,824
Chase Funding Mortgage Loan Asset-Backed Certivicates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	35	34,899
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	254,300
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	200,875
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	350	345,625
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa	300	301,154
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	457	463,927
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	158	158,798
PECO Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	496,291
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	375,193
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	625	632,202

TOTAL ASSET-BACKED SECURITIES (cost $9,410,208)				9,431,198

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Bank
5.125%	08/14/13	740	748,952
5.60%	06/28/11	300	308,590
Federal Home Loan Mortgage Corp.
4.125%	10/18/10	665	650,236
5.00%	07/15/14	1,000	1,006,064
5.125%	02/27/09-07/15/12	460	463,212
6.625%	09/15/09	1,000	1,040,501
Federal National Mortgage Assoc.
3.25%	08/15/08-02/15/09	1,175	1,144,098
4.375%	09/15/12(a)	450	439,772
4.875%	12/15/16	270	267,031
6.00%	05/15/08	490	495,163
6.00%	05/15/11(a)	1,530	1,595,325

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,215,871)			8,158,944

FOREIGN GOVERNMENT BONDS — 0.2%
Republic of Italy, Sr. Unsub. Notes (Italy)
5.25%	09/20/16	A+(d)	335	339,228
Republic of South Africa, Notes (South Africa)
6.50%	06/02/14	Baa1	265	282,225
United Mexican States, Unsub. Notes (Mexico)
6.375%	01/16/13	Baa1	205	216,173

TOTAL FOREIGN GOVERNMENT BONDS (cost $814,681)				837,626

MUNICIPAL BONDS — 0.1%
Kansas
Kansas Development Finance Authority Revenue Bonds
5.501%	05/01/34	Aaa	125	125,189

New York — 0.1%
New York City Housing Development Corp. Revenue Bonds
6.42%	11/01/27	Aa2	130	133,757

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa3	60	62,801

TOTAL MUNICIPAL BONDS (cost $315,000)				321,747

	Units

RIGHTS*
Chemicals
Koninklijke DSM NV (cost $0) (Netherlands)	4,252	—

TOTAL LONG-TERM INVESTMENTS (cost $509,788,536)		558,149,766

	Shares

SHORT-TERM INVESTMENT — 12.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $74,059,716; includes $54,552,225 of cash collateral for securities on loan)(b)(w)	74,059,716	74,059,716

TOTAL INVESTMENTS — 110.2% (cost $583,848,252)		632,209,482

Liabilities in excess of other assets — (10.2)%		(58,397,448)

NET ASSETS — 100.0%		$573,812,034

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $52,723,822; cash collateral of $54,552,225 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(r)	Less than $1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

Interest Rate		Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 87.9%
FOREIGN BONDS — 46.5%
Argentina — 0.2%
Republic of Argentina, Notes
5.83%		12/31/33	B+(d)	ARS	2,805	$1,326,123

Australia — 0.1%
Australia & New Zealand Banking Group, Sub. Notes
4.45%	(c)	02/05/15	A1	EUR	150	200,997
Westpac Banking, Notes
2.875%		06/25/08	Aa3	EUR	80	105,248

						306,245

Austria — 0.7%
Republic of Austria, Bonds
6.25%		07/15/27	Aaa	EUR	850	1,433,074
Notes, 144A(g)
3.80%		10/20/13	Aaa	EUR	1,800	2,389,565

						3,822,639

Belgium — 1.6%
Belgium Government, Bonds
5.00%		03/28/35	Aa1	EUR	5,450	8,077,407
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%		05/13/14	A-(d)	EUR	200	271,412

						8,348,819

Brazil — 2.1%
Nota do Tesouro Nacional Series B, Notes
6.00%		05/15/15	Ba2	BRL	4,300	3,222,996
10.00%		01/01/14	NR	BRL	5,148	2,365,794
Nota do Tesouro Nacional Series F, Notes
10.00%		01/01/12	NR	BRL	11,624	5,442,856

						11,031,646

Canada — 4.4%
Canadian Government, Bonds
4.00%		06/01/16	Aaa	CAD	16,560	14,229,121
5.25%		06/01/12-06/01/13	Aaa	CAD	2,805	2,547,883
5.75%		06/01/33	Aaa	CAD	1,665	1,794,984
EnCana Holdings Financial Corp., Gtd. Notes
5.80%		05/01/14	Baa2		280	285,512
Ford Credit Canada, Sr. Notes
7.25%		12/07/07	B1	GBP	90	177,106
Inter-American Development Bank, Bonds
4.40%		01/26/26	Aaa	CAD	1,625	1,371,573
Ontario Province, Debs.
5.00%		03/08/14	Aa1	CAD	2,465	2,229,987
Petro-Canada, Notes
5.95%		05/15/35	Baa2		255	243,257
Telus Corp., Notes
8.00%		06/01/11	Baa1		315	344,996

						23,224,419

Cayman Islands — 0.2%
Allstate Life Funding LLC, Sec’d. Notes
6.375%		01/17/11	Aa2	GBP	250	499,503
Altria Finance Cayman Islands Ltd., Gtd. Notes
5.625%		06/24/08	Baa1	EUR	250	339,037
BES Finance Ltd., Gtd. Notes
6.25%		05/17/11	A2	EUR	140	199,495

						1,038,035

Chile
Celulosa Arauco y Constitucion SA, Notes
5.125%		07/09/13	Baa2		225	218,026

Denmark — 0.3%
Kingdom of Denmark, Bonds
5.00%		11/15/13	Aaa	DKK	7,590	1,437,696

Finland — 3.1%
Finland Government, Bonds
5.00%		07/04/07	Aaa	EUR	12,000	16,068,609
Nordea Bank Finland, Sub. Notes
5.75%	(c)	03/26/14	Aa2	EUR	200	274,057

						16,342,666

France — 5.7%
Aventis SA, Sr. Unsub. Notes
4.25%		09/15/10	A1	EUR	200	266,141
BNP Paribas SA, Sub. Notes
5.25%		12/17/12	Aa3	EUR	140	195,548
5.625%		08/07/08	Aa3	EUR	150	204,114
Credit Agricole SA, Sub. Notes
5.00%	(c)	06/20/49	Aa3	GBP	150	272,694
France Telecom SA, Sr. Unsub. Notes
7.25%		01/28/13	A3	EUR	165	249,679
France Treasury Notes
3.75%		01/12/12	Aaa	EUR	7,460	9,840,436
French Government, Bonds
5.00%		10/25/16	Aaa	EUR	4,880	6,972,900
5.50%		04/25/10-04/25/29	Aaa	EUR	4,890	7,094,768
5.75%		10/25/32	Aaa	EUR	2,845	4,643,614
GIE Suez Alliance, Notes
5.125%		06/24/15	A2	EUR	160	223,834
Lafarge SA, Unsec’d. Notes
6.15%		07/15/11	Baa2		110	113,448
Veolia Environment, Sr. Notes
5.875%		02/01/12	A3	EUR	115	162,523

						30,239,699

Germany — 2.3%
Bundesrepub. Deutschland, Bonds
3.75%		07/04/13	Aaa	EUR	150	197,295
Deutsche Bank AG, Sub. Notes
5.125%		01/31/13	A1	EUR	205	283,321
German Government, Bonds
4.75%		07/04/28	Aaa	EUR	455	649,524
5.50%		01/04/31	Aaa	EUR	4,920	7,754,329
Kreditan Stalt Fuer Wiederaufbau, Gtd. Notes
4.70%		06/02/37	Aaa	CAD	915	797,766
5.50%		12/07/15	Aaa	GBP	1,300	2,582,100

						12,264,335

Greece — 0.3%
Greek Government, Bonds
6.50%		01/11/14	A+(d)	EUR	1,075	1,627,700

Ireland — 0.3%
Bank of Ireland, Sub. Notes
6.45%		02/10/10	A1	EUR	190	267,874
GE Capital European Funding, Gtd. Notes
3.50%		02/14/13	Aaa	EUR	400	513,493
GE Capital UK Funding, Gtd. Notes
5.625%		12/12/14	Aaa	GBP	250	489,707
Irish Life & Permanent PLC, Sub. Notes
6.25%		02/15/11	A2	EUR	200	284,119
Smurfit Kappa Funding PLC, Sr. Notes
9.625%		10/01/12	B2		165	175,312

						1,730,505

Italy — 1.0%
Banca Intesa SpA, Sub. Notes
5.85%	(c)	05/08/14	A1	EUR	200	274,832
Banca Monte dei Paschi di Siena SpA, Sub. Notes
4.50%	(c)	09/24/15	A2	EUR	200	267,779
Edison SpA, Sr. Notes
5.125%		12/10/10	Baa2	EUR	120	164,237
Italy Treasury, Bonds
6.00%		05/01/31	Aa2	EUR	1,040	1,682,625
7.25%		11/01/26	Aa2	EUR	660	1,200,024
Lottomatica SpA, Unsub. Notes
4.80%		12/22/08	Baa3	EUR	150	201,439
Republic of Italy, Sr. Unsub. Notes
5.25%		09/20/16	NR		500	506,311
Sanpaolo IMI SpA, Sub. Notes
3.75%	(c)	06/09/15	A1	EUR	190	248,988
Telecom Italia SpA, Notes
5.375%		01/29/19	Baa2	EUR	400	532,697
UniCredito Italiano SpA, Sub. Notes
6.10%		02/28/12	A2	EUR	150	214,587

						5,293,519

Japan — 6.6%
Japan Government,
Series 238, Bonds
1.40%		03/20/12	A2	JPY	111,250	953,785
Series 269, Bonds
1.30%		03/20/15	A2	JPY	551,050	4,609,554
Series 280, Bonds
1.90%		06/20/16	A2	JPY	61,800	539,058
Japanese Government, Bonds
1.50%		03/20/15	A2	JPY	51,000	433,090

1.90%		03/20/25	A2	JPY	1,032,500	8,600,057
2.00%		12/20/33	A2	JPY	285,450	2,270,604
CPI Linked, Bonds
1.00%		06/10/16	A2	JPY	1,377,900	11,487,177
1.10%		12/10/16	A2	JPY	742,500	5,985,871
Sumitomo Mitsui Banking, Sub. Notes
4.375%	(c)	07/29/49	A2	EUR	130	166,996

						35,046,192

Luxembourg — 0.1%
Gaz Capital, Notes
4.56%		12/09/12	A3	EUR	310	405,254
Nell AF SARL, Sr. Notes, 144A(g)
8.375%		08/15/15	B2		225	234,562
Tyco International Group SA, Gtd. Notes
5.50%		11/19/08	Baa3	EUR	50	67,706

						707,522

Malaysia — 0.2%
Malaysian Government, Bonds
3.756%		04/28/11	A3	MYR	3,865	1,129,602

Mexico — 4.4%
America Movil SA de CV, Unsec’d. Notes
6.375%		03/01/35	A3		255	251,190
Mexican Bonos, Bonds
8.00%		12/17/15	Baa1	MXN	91,000	8,462,528
Mexican Government, Bonds
9.00%		12/22/11- 12/20/12	Baa1	MXN	149,745	14,420,761

						23,134,479

Netherlands — 0.9%
Credit Suisse Group Financial Guernsey Ltd., Gtd. Notes
6.375%		06/07/13	A1	EUR	185	272,291
Enbw International Finance BV, Gtd. Notes
5.875%		02/28/12	A2	EUR	140	198,962
ING Bank NV, Sub. Notes
5.50%		01/04/12	Aa2	EUR	140	196,108
Netherlands Government, Bonds
4.25%		07/15/13	Aaa	EUR	1,800	2,431,018
Rabobank Nederland, Sr. Notes
3.125%		07/19/10	Aaa	EUR	200	258,726
RWE Finance BV, Gtd. Notes
5.375%		04/18/08	A1	EUR	100	135,088
6.375%		06/03/13	A1	GBP	250	505,027
Telecom Italia Capital, Gtd. Notes
5.25%		11/15/13	Baa2		525	509,010
Telecom Italia Finance SA, Gtd. Notes
5.875%		01/24/08	Baa2	EUR	50	67,519
7.00%		04/20/11	Baa2	EUR	105	154,067
Telefonica Europe BV, Gtd. Notes
5.125%		02/14/13	Baa1	EUR	220	300,865

						5,028,681

Poland — 1.7%
Poland Government, Bonds
5.25%		10/25/17	A2	PLZ	19,505	6,762,037
6.25%		10/24/15	A2	PLZ	5,545	2,053,504

						8,815,541

Serbia — 0.5%
Republic of Serbia, Unsub. Notes
3.75%	(c)	11/01/24	BB-(d)		2,645	2,476,725

South Africa — 0.3%
European Investment Bank, Sr. Unsub. Notes
8.00%		10/21/13	Aaa	ZAR	12,250	1,656,973

Spain — 1.3%
Altadis Emisiones Financieras SAU, Gtd. Notes
4.00%		12/11/15	Baa2	EUR	125	153,750
Banco Bilbao Vizcaya Argentaria SA, Sub. Debs.
4.375%	(c)	10/20/19	Aa3	EUR	100	132,007
Instituto de Credito Oficial, Gtd. Notes
5.50%		03/08/11	Aaa	AUD	4,095	3,204,374
Spanish Government, Bonds
5.75%		07/30/32	Aaa	EUR	560	912,103
6.00%		01/31/29	Aaa	EUR	1,130	1,868,827
Telefonica Emisiones SAU, Gtd. Notes

4.375%		02/02/16	Baa1	EUR	50	64,352
6.421%		06/20/16	Baa1		290	302,680

						6,638,093

Sweden — 1.2%
Svenska Handelsbanken, Sub. Notes
6.125%	(c)	03/04/09	Aa2	GBP	250	493,359
Swedish Government, Bonds
5.00%		01/28/09	Aaa	SEK	31,600	4,619,986
5.25%		03/15/11	Aaa	SEK	6,000	900,326
Vattenfall Treasury AB, Gtd. Notes
6.00%		04/03/09	A2	EUR	100	137,864

						6,151,535

Turkey — 1.5%
Turkey Government, Bonds
14.00%		01/19/11	Ba3	TRY	10,300	6,797,260
15.00%		02/10/10	Ba3	TRY	2,020	1,349,750

						8,147,010

United Kingdom — 5.5%
Barclays Bank PLC, Sub. Notes
5.75%		03/08/11	Aa2	EUR	145	203,993
7.40%		12/15/09	Aa2		400	423,783
Sub. Notes, 144A(g)
5.926%(c)		12/15/16	Aa3		115	115,124
Bundesrepub, Deutschland, Bonds
4.00%		01/04/37	Aaa	EUR	1,270	1,627,373
4.50%		01/04/13	Aaa	EUR	3,900	5,332,485
Diageo Capital PLC, Gtd. Notes
5.125%		01/30/12	A3		300	298,540
European Investment Bank, Sr. Unsub. Notes
8.75%		08/25/17	Aaa	GBP	1,000	2,499,900
HBOS PLC, Sub. Notes
4.375%	(c)	10/30/19	Aa3	EUR	210	278,089
Sub. Notes, 144A(g)
5.92%		09/29/49	A1		200	195,970
6.00%		11/01/33	Aa3		180	181,882
HSBC Bank PLC, Sub. Notes
4.25%	(c)	03/18/16	Aa3	EUR	225	298,321
HSBC Holdings PLC, Sub. Notes
9.875%		04/08/18	Aa3	GBP	200	473,076
Unsec’d. Notes
6.50%		05/02/36	Aa3		150	158,536
Imperial Tobacco Finance PLC, Gtd. Notes
6.25%		06/06/07	Baa3	EUR	250	335,063
Sr. Notes
6.875%		06/13/12	Baa3	GBP	250	509,771
MBNA Europe Funding PLC Bank, Gtd. Notes
4.50%		01/23/09	Aa1	EUR	130	174,410
National Transco PLC, Sr. Notes
5.00%		07/02/18	Baa1	EUR	50	67,216
Nationwide Building Society, Sub. Notes
3.375%		08/17/15	A1	EUR	215	285,013
Northern Rock PLC, Sub. Notes
5.75%	(c)	02/28/17	A2	GBP	250	487,419
Rolls-Royce PLC, Unsub. Notes
4.50%		03/16/11	A3	EUR	100	134,051
Royal Bank of Scotland PLC, Jr. Sub. Notes
6.00%	(c)	06/29/49	Aa2	GBP	250	493,259
Sub. Notes
6.00%		05/10/13	Aa2	EUR	150	217,754
SABMiller PLC, Notes, 144A(g)
6.20%		07/01/11	Baa1		300	309,762
Scottish Power UK PLC, Bonds
8.375%		02/20/17	A3	GBP	200	471,249
Standard Chartered Bank, Sub. Notes
3.625%	(c)	02/03/17	A3	EUR	190	244,100
Travellers Insurance Co. Institutional Funding Ltd., Sec.’d. Notes
5.75%		12/06/11	Aa2	GBP	250	488,930
UBS AG Jersey Branch, Sub. Notes
4.50%		09/16/19	Aa3	EUR	200	281,398
United Kingdom Treasury, Bonds
4.25%		06/07/32	Aaa	GBP	5,540	10,494,134
4.75%		09/07/15	Aaa	GBP	1,060	2,047,020
WPD Holdings UK, Unsub. Notes, 144A(g)
6.875%		12/15/07	Baa3		120	120,534

						29,248,155

TOTAL FOREIGN BONDS (cost $238,218,949)						246,432,580

CORPORATE OBLIGATIONS — 11.2%
Advertising — 0.2%
Lamar Media Corp., Sr. Unsec’d. Notes
6.625%		08/15/15	Ba3		450	438,750
R.H. Donnelley Corp., Sr. Notes(a)
8.875%		01/15/16	B3		525	557,812

						996,562

Aerospace
United Technologies Corp., Sr. Unsub. Notes
5.40%		05/01/35	A2		135	127,197

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp., Unsub. Notes
5.81%	(c)	08/03/09	Baa1		180	180,734
General Motors Corp., Sr. Unsub. Notes(a)
8.375%		07/15/33	Caa1		500	448,750

						629,484

Biotechnology
Genentech, Inc., Sr. Notes
4.75%		07/15/15	A1		230	221,145

Broadcasting — 0.1%
COX Communications, Inc., Notes
7.125%		10/01/12	Baa3		305	328,815

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%		09/30/16	Baa1		190	192,603

Owens Corning, Inc., Sr. Unsec’d Notes, 144A(g)
6.50%		12/01/16	Baa3		75	76,605

						269,208

Business Services
Manpower, Inc., Sr. Unsec’d. Notes
4.75%		06/14/13	Baa3	EUR	150	197,804

Chemicals — 0.2%
Dow Chemical Corp., Sr. Notes
4.375%		06/25/10	A3	EUR	155	206,613
6.125%		02/01/11	A3		275	282,576
DuPont (E.I.) de Nemours & Co., Sr. Unsec’d. Notes
5.60%		12/15/36	A2		285	271,527
Huntsman International LLC, Gtd. Notes(g)
7.875%		11/15/14	B2		450	465,188

						1,225,904

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%		02/22/11	A1		295	296,441

Construction — 0.1%
D.R. Horton, Inc., Sr. Unsub. Notes
6.50%		04/15/16	Baa3		195	190,710
Pulte Homes, Inc., Sr. Unsec’d. Notes
5.20%		02/15/15	Baa3		305	281,798

						472,508

Consumer Products — 0.1%
McCormick & Co., Inc., Sr. Unsec’d. Notes
5.20%		12/15/15	A2		270	264,385

Consumer Products & Services — 0.2%
Aramark Corp., Sr. Notes, 144A(g)
8.86%	(c)	02/01/15	B3		400	411,000
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%		01/15/11	Baa2		205	203,175
Procter & Gamble Co., Sr. Unsub. Notes
4.95%		08/15/14	Aa3		400	393,214

						1,007,389

Containers & Packaging
Sealed Air Corp., Sr. Notes, 144A(g)
5.375%		04/15/08	Baa3		215	213,968

Distribution/Wholesale
3M Co., Notes
5.70%		03/15/37	Aa1		220	216,895

Electronic Components & Equipment
Pacific Gas & Electric Co., Unsec’d Notes
4.80%		03/01/14	Baa1		195	189,083

Entertainment & Leisure — 0.1%
Time Warner Entertainment Co. LP, Debs.
7.25%		09/01/08	Baa2		275	281,002
8.375%		03/15/23	Baa2		255	301,427

						582,429

Environmental Services — 0.1%
Veolia Environment, Sr. Unsub. Notes
4.875%		05/28/13	A3	EUR	200	270,924

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes
5.90%		04/01/17	Baa2		315	311,475
Cargill, Inc., Notes, 144A(g)
3.625%		03/04/09	A2		460	447,888

						759,363

Financial - Bank & Trust — 1.3%
BAC Capital Trust VI, Gtd. Notes
5.625%		03/08/35	Aa2		445	414,143
Bank of America Corp., Sr. Notes
4.875%		09/15/12	Aa1		400	395,360
6.125%		12/16/10	Aa1	GBP	215	427,477
Sub. Notes
5.75%		08/15/16	Aa2		245	249,231
Bank One Corp., Sub. Notes
5.25%		01/30/13	Aa3		285	285,193
BB&T Capital Trust II, Bank, Gtd. Notes
6.75%		06/07/36	A1		390	419,778
Capital One Capital IV, Gtd. Notes
6.745%		02/17/37	Baa1		400	383,228
Fannie Mae, Notes
4.375%		10/15/15	Aaa		800	770,630
FIA Card Services NA, Notes
4.625%		08/03/09	Aaa		175	173,294
Sub. Notes
7.125%		11/15/12	Aa1		80	87,240
Freddie Mac, Notes
6.00%		06/15/11	Aaa		1,125	1,173,905
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes
5.375%		03/15/17	A2		240	237,104
Huntington National Bank, Sr. Notes
4.375%		01/15/10	A2		250	244,087
Kinder Morgan Finance Co. ULC, Gtd. Notes
5.70%		01/05/16	Baa2		300	281,282
Northern Trust Corp., Sr. Unsec’d. Notes
5.30%		08/29/11	A1		171	172,732
Sub. Notes
4.60%		02/01/13	A1		155	150,526

PNC Funding Corp., Gtd. Notes
5.625%		02/01/17	A2		195	196,399
Sovereign Capital Trust VI, Gtd. Notes
7.908%		06/13/36	Baa2		200	222,582
Wachovia Corp., Sr. Notes
4.375%		08/01/16	Aa3	EUR	150	197,712
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%		01/12/11	Aa1		270	268,495
Wells Fargo Bank NA, Sub. Notes
4.75%		02/09/15	Aa1		300	287,823

						7,038,221

Financial - Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes
6.25%		01/15/36	Baa1		250	241,250
Legg Mason, Inc., Sr. Notes
6.75%		07/02/08	A2		125	126,813
Lehman Brothers Holdings, Inc., Sub. Notes
5.75%		01/03/17	A2		305	305,631

						673,694

Financial Services — 2.5%
American Express Co., Sr. Unsec’d. Notes
5.25%		09/12/11	A1		260	261,681
American Express Credit Corp., Notes
3.625%		10/13/09	Aa3	EUR	210	275,676
American General Finance Corp., Gtd. Notes, 144A(g)
6.00%		01/15/47	A3		120	120,163
Notes
5.40%		12/01/15	A1		355	353,182
Bear Stearns Cos., Inc., Sr. Unsec’d. Notes
5.50%		08/15/11	A1		230	232,331
Sub. Notes
5.55%		01/22/17	A2		110	107,987
Boeing Capital Corp., Sr. Notes
6.10%		03/01/11	A2		255	264,660
CIT Group, Inc., Sr. Notes
4.25%		09/22/11	A2	EUR	150	196,731
6.00%		04/01/36	A2		190	184,787
Sr. Unsub. Notes
5.00%		05/13/14	A2	EUR	150	201,709
Citigroup, Inc., Sr. Notes
3.875%		05/21/10	Aa1	EUR	130	171,865
5.30%		01/07/16	Aa1		300	297,614
Sub. Notes
4.75%	(c)	02/10/19	Aa2	EUR	310	418,152
5.00%	(c)	09/15/14	Aa2		390	380,741
Countrywide Financial Corp., Sub. Notes
6.25%		05/15/16	Baa2		275	277,207
Credit Suisse USA, Inc., Sr. Unsub. Notes
5.50%		08/16/11	Aa3		205	208,062
ERAC USA Finance Co., Bonds, 144A(g)
5.60%		05/01/15	Baa1		405	405,406
Federal Home Loan Mortgage Corp., Notes
5.00%		07/15/14	Aaa		600	603,638
Ford Motor Credit Co., Sr. Notes
5.80%		01/12/09	B1		385	377,665
Franklin Resources, Inc., Notes
3.70%		04/15/08	A1		80	78,648
GATX Financial Corp., Sr. Notes
5.50%		02/15/12	Baa1		180	180,345
General Electric Capital Corp., Sr. Notes
5.375%		10/20/16	Aaa		375	374,540
Sub. Notes
4.625%	(c)	09/15/46	Aa1		250	330,982
GMAC LLC, Unsub. Notes
5.75%		09/27/10	Ba1	EUR	130	173,790
Goldman Sachs Group, Inc., Gtd. Notes
6.345%		02/15/34	A1		205	202,506
Sr. Notes
4.25%		08/04/10	Aa3	EUR	200	266,982
HSBC Finance Corp., Notes
5.00%		06/30/15	Aa3		510	490,783
Hutchinson Whampoa Finance Ltd., Gtd. Notes
5.875%		07/08/13	A3	EUR	132	187,987
Idearc, Inc., Sr. Notes, 144A(g)
8.00%		11/15/16	B2		425	437,219
International Lease Finance Corp., Notes
4.125%		10/09/08	A1	EUR	180	239,862
6.375%		03/15/09	A1		115	117,734
Unsec’d. Notes
5.125%		11/01/10	A1		130	129,922
John Deere Capital Corp., Notes
7.00%		03/15/12	A2		280	302,642
JPMorgan Chase & Co., Notes
3.875%		12/03/08	Aa2	EUR	250	332,457
Sub. Notes
4.375%	(c)	11/12/19	Aa3	EUR	200	263,050
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%		02/02/37	Aa3		195	191,115
Mangrove Bay Pass-Through Trust, Notes, 144A(g)
6.102%	(c)	07/15/33	Baa2		115	112,889
Mellon Funding Corp., Gtd. Notes
6.375%		11/08/11	A1	GBP	250	502,812
Merrill Lynch & Co., Sr. Unsub. Notes
4.625%		10/02/13	Aa3	EUR	200	268,713

Sub. Notes
6.05%		05/16/16	A1		485	497,551
6.22%		09/15/26	A1		190	190,433
Mizuho Capital Investment Ltd., Sub. Notes
5.02%	(c)	06/30/49	Baa2	EUR	100	133,907
Sub. Notes, 144A(g)
6.686%	(c)	12/31/49	Baa2		96	97,680
Morgan Stanley, Sr. Notes
5.125%		11/30/15	Aa3	GBP	150	279,027
Sr. Unsec’d. Notes
6.25%		08/09/26	Aa3		95	97,529
MUFG Capital Finance 1 Ltd., Sub. Notes
6.346%	(c)	07/29/49	Baa2		120	122,575
Residential Capital LLC, Gtd. Notes
5.125%		05/17/12	Baa3	EUR	150	194,305
6.125%		11/21/08	Baa3		185	184,905
Swedish Export Credit, Bonds (Sweden)
5.125%		03/01/17	Aa1		400	401,060
US Bancorp, Sr. Notes
4.50%		07/29/10	Aa2		380	373,398
Webster Bank, Sr. Notes
5.125%		04/15/14	A3		205	197,980
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g)
5.50%		11/16/11	Baa2		95	95,535

						13,390,120

Food — 0.1%
Casino Guichard Perrachon SA, Unsub. Notes (France)

6.00%		02/27/12	BBB-(d)	EUR	210	294,891
Wrigley, (Wm., Jr.) Co.,
Sr. Unsec’d. Notes
4.65%		07/15/15	A1		80	76,493

						371,384

Healthcare Services — 0.2%
Highmark, Inc., Notes, 144A(g)
6.80%		08/15/13	Baa2		185	195,221
Triad Hospitals, Inc., Sr. Sub. Notes(a)
7.00%		11/15/13	B2		450	469,687
WellPoint, Inc., Unsec’d. Notes
5.00%		01/15/11	Baa1		200	198,993

						863,901

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%		07/01/10	Baa3		290	285,505
Hospitality Properties Trust, Notes
5.625%		03/15/17	Baa2		150	147,727
MGM Mirage, Inc., Gtd. Notes
6.625%		07/15/15	Ba2		200	192,000

						625,232

Industrial Products
Enbridge, Inc., Sr. Unsec’d. Notes
5.60%		04/01/17	Baa1		200	199,243

Insurance — 0.9%
Ace INA Holdings, Inc., Gtd. Notes
5.70%		02/15/17	A3		235	235,979
5.875%		06/15/14	A3		155	158,279
AIG Sunamerica, Gtd. Notes
5.625%		02/01/12	Aa2	GBP	250	487,954
Fund American Cos., Inc., Notes
5.875%		05/15/13	Baa2		200	200,058
Genworth Financial, Inc., Jr. Sub. Notes
6.15%	(c)	11/15/46	A3		114	112,288
Unsec’d. Notes
5.75%		06/15/14	A2		285	290,724
Metlife, Inc., Jr. Sub. Notes
6.40%		12/15/36	Baa1		200	195,279
Sr. Unsec’d. Notes
6.125%		12/01/11	A2		450	469,477
Monumental Global Funding Ltd., Sec. Notes
5.375%		03/13/09	Aa3	EUR	150	204,018
Nationwide Financial Services, Inc., Sr. Unsec’d. Notes
5.90%		07/01/12	A3		200	205,401
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%		04/15/34	A2		115	113,287
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%		08/15/33	Baa3		145	160,260
Pacific Life Funding LLC, Sec’d. Notes
5.125%		01/20/15	Aa3	GBP	250	475,692
Unsub. Notes
5.50%		05/14/09	Aa3	EUR	150	205,126
Principal Finance Global Funding LLC, Sec’d. Notes
4.50%		01/22/09	AA(d)	EUR	150	200,494
Principal Financial Group, Inc., Gtd. Notes
6.05%		10/15/36	A2		175	176,928
Security Benefit Life Insurance Co., Notes, 144A(g)
7.45%		10/01/33	Baa1		95	105,672
Sun Life Financial Global Funding LP, Notes, 144A(g)
5.614%	(c)	10/06/13	Aa3		285	285,293
Torchmark Corp., Notes
6.375%		06/15/16	Baa1		185	194,741
Travellers Cos., Inc., Jr. Sub. Notes
6.25%		03/15/37	Baa1		200	197,519

Willis North America, Inc., Gtd. Notes
6.20%		03/28/17	Baa2		150	150,329

						4,824,798

Media — 0.4%
Comcast Corp., Gtd. Notes
4.95%		06/15/16	Baa2		135	128,282
5.875%		02/15/18	Baa2		260	260,703
News America, Inc., Gtd. Notes
6.40%		12/15/35	Baa2		300	298,403
Sr. Notes, 144A(g)
6.15%		03/01/37	Baa2		275	261,985
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.00%		03/15/12	B1		450	465,750
Time Warner, Inc., Gtd. Notes
5.50%		11/15/11	Baa2		190	191,533
Viacom, Inc., Sr. Notes
6.25%		04/30/16	Baa3		285	288,919

						1,895,575

Medical Supplies & Equipment — 0.2%
Amgen, Inc., Sr. Notes
4.00%		11/18/09	A2		260	253,534
Eli Lilly & Co., Unsub. Notes
5.55%		03/15/37	Aa3		200	191,027
Medtronic, Inc., Sr. Notes
4.75%		09/15/15	A1		370	354,574
Wyeth, Notes
5.95%		04/01/37	A3		195	192,046

						991,181

Metals & Mining — 0.3%
Alcan, Inc., Notes
5.00%		06/01/15	Baa1		350	335,707
BHP Billiton Finance Ltd., Gtd. Notes
5.40%		03/29/17	A1		220	218,326
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%		04/01/17	Ba3		500	540,625
Newmont Mining Corp., Gtd. Notes
5.875%		04/01/35	Baa1		135	124,507
Vale Overseas Ltd., Gtd. Notes
6.875%		11/21/36	Baa3		235	242,682

						1,461,847

Oil & Gas — 0.8%
Amerada Hess Corp., Unsec’d. Notes
7.875%		10/01/29	Baa3		130	149,956
Apache Corp., Sr. Unsec’d. Notes
6.00%		01/15/37	A3		80	79,663
Atmos Energy Corp., Sr. Unsub. Notes
4.00%		10/15/09	Baa3		250	242,577
Baker Hughes, Inc., Sr. Notes
6.875%		01/15/29	A2		300	334,777
Chesapeake Energy Corp., Gtd. Notes
6.50%		08/15/17	Ba2		450	444,375
ConocoPhillips, Gtd. Bonds
5.90%		10/15/32	A1		255	257,689
Devon Financing Corp. ULC., Gtd. Notes
6.875%		09/30/11	Baa2		350	372,338
Diamond Offshore Drilling, Inc., Sr. Notes
4.875%		07/01/15	Baa2		170	161,078
5.15%		09/01/14	Baa2		115	111,950
El Paso Natural Gas Co., Sr. Unsec’d. Notes, 144A(g)
5.95%		04/15/17	Baa3		60	60,223
Halliburton Co., Sr. Unsec’d. Notes
5.50%		10/15/10	Baa1		380	384,103
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%		08/15/08	Baa3		90	89,331
Pemex Project Funding Master Trust, Gtd. Notes
5.75%		12/15/15	Baa1		285	285,570
6.25%		08/05/13	Baa1	EUR	200	286,592
Gtd. Notes, 144A(g)
6.655%	(c)	06/15/10	Baa1		195	199,972
Praxair, Inc., Bonds
5.20%		03/15/17	A2		200	197,551
Southern Natural Gas Co., Notes, 144A(g)
5.90%		04/01/17	Baa3		60	60,000
Sunoco, Inc., Sr. Notes
5.75%		01/15/17	Baa2		190	187,593
TGT Pipeline LLC, Notes
5.50%		02/01/17	Baa2		60	58,749
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%		04/01/16	Baa2		170	169,407

						4,133,494

Packaging
Stone Container Finance, Gtd. Notes
7.375%		07/15/14	B3		250	240,000

Paper & Forest Products — 0.1%
Georgia-Pacific Corp., Gtd. Notes(g)
7.125%		01/15/17	Ba3		450	451,125

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Bonds, 144A(g)
5.619%	(c)	10/02/09	Baa2		205	204,994

Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%		02/01/16	Baa2		140	137,407

						342,401

Pipelines — 0.1%
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%		03/15/12	Ba2		450	489,375

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%		04/30/08	Baa1		295	296,867

Real Estate Investment Trust — 0.4%
Archstone-Smith Operating Trust, Sr. Unsec’d. Notes
5.25%		05/01/15	Baa1		255	251,747
Avalonbay Communities, Inc., Notes
6.125%		11/01/12	Baa1		185	192,199
Centex Corp., Sr. Unsec’d. Notes
5.45%		08/15/12	Baa2		280	270,147
Lennar Corp., Gtd. Notes
5.60%		05/31/15	Baa2		200	188,122
MDC Holdings, Inc., Gtd. Notes
5.50%		05/15/13	Baa3		350	330,227
NVR, Inc., Sr. Unsec’d. Notes
5.00%		06/15/10	Baa3		130	128,481
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%		03/31/16	Ba1		190	186,762
Simon Property Group LP, Unsub. Notes
5.75%		12/01/15	A3		285	288,853

						1,836,538

Restaurants
Mcdonald’s Corp., Bonds
5.30%		03/15/17	A2		195	192,329

Retail & Merchandising — 0.4%
Costco Wholesale Corp., Sr. Unsec’d Notes
5.30%		03/15/12	A2		180	181,302
Federated Retail Holdings, Inc., Gtd. Notes
5.35%		03/15/12	Baa2		95	94,751
GSC Holdings Corp., Gtd. Notes
8.00%		10/01/12	B1		225	238,500
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%		03/01/16	Aa3		575	561,481
JC Penney Corp., Inc., Notes
9.00%		08/01/12	Baa3		180	207,284
Kroger Co., Gtd. Notes
8.05%		02/01/10	Baa2		220	235,708
Wal-Mart Stores, Bonds
5.25%		09/01/35	Aa2		300	272,503
Notes
4.75%		01/29/13	Aa2	GBP	250	472,347

						2,263,876

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,(a) Sr. Notes, 144A(g)
8.875%		12/15/14	B1		200	200,250
Sr. Sub. Notes, 144A(g)
10.125%		12/15/16	B2		225	225,562

						425,812

Software
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%		03/15/11	A-(d)		155	156,255

Telecommunications — 0.5%
AT&T Broadband Corp., Gtd. Notes
8.375%		03/15/13	Baa2		300	343,071
AT&T, Inc., Notes
5.625%		06/15/16	A2		380	381,182
6.45%		06/15/34	A2		395	402,047
Rogers Wireless, Inc., Sec’d. Notes
6.375%		03/01/14	Baa3		450	461,250
SBC Communications, Notes
5.30%		11/15/10	A2		200	200,907
Sprint Capital Corp., Gtd. Notes
6.875%		11/15/28	Baa3		45	44,815
6.90%		05/01/19	Baa3		180	186,787
Verizon Global Funding Corp., Notes
7.75%		12/01/30	A3		395	457,841
Vodafone Group PLC. Unsec’d. Notes (United Kingdom)
5.625%		02/27/17	A3		195	193,312

						2,671,212

Transportation
CSX Corp., Sr. Unsub. Notes
6.00%		10/01/36	Baa2		150	143,039

Utilities — 1.0%
AES Corp., Sr. Notes
7.75%		03/01/14	B1		450	472,500
Alabama Power Co., Sr. Notes
5.55%	(c)	08/25/09	A2		125	125,332
Appalachian Power Co., Notes
6.375%		04/01/36	Baa2		170	174,188
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 144A(g)
5.90%		10/01/16	Baa2		290	294,205
Black Hills Corp., Sr. Unsub. Notes
6.50%		05/15/13	Baa3		190	192,713

Centerpoint Energy, Inc., Sr. Notes
7.25%		09/01/10	Ba1	190	200,561
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%		05/15/35	Baa2	290	279,653
Exelon Generation Co. LLC, Notes
5.35%		01/15/14	Baa1	170	164,820
Firstenergy Corp., Unsub. Notes
6.45%		11/15/11	Baa3	275	288,244
Florida Power & Light Co., 1st Mortgage
6.20%		06/01/36	Aa3	115	121,911
Midamerican Energy Holdings Co., Bonds
6.125%		04/01/36	Baa1	210	209,546
Monongahela Power Co., First Mortgage, 144A(g)
5.70%		03/15/17	Baa2	245	245,728
National Gas Co. of Trinidad & Tobago Ltd., Notes, 144A(g)
6.05%		01/15/36	A3	155	149,843
NRG Energy, Inc., Gtd. Notes
7.25%		02/01/14	B1	175	179,375
7.375%		02/01/16	B1	365	375,037
Pacific Gas & Electric Co., Sr. Unsub. Notes
5.80%		03/01/37	Baa1	200	192,819
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%		01/15/16	Baa2	190	191,619
Public Service Co. of New Mexico, Sr. Notes
4.40%		09/15/08	Baa2	255	251,832
Public Service Electric & Gas Co., Sec’d. Notes
5.70%		12/01/36	A3	285	274,298
Southern Co., Sr. Unsub. Notes
5.30%		01/15/12	A3	100	100,666
Union Electric Co., Sec. Notes
5.40%		02/01/16	A3	300	292,786
Valero Energy Corp., Sr. Notes
3.50%		04/01/09	Baa3	235	227,917
Westar Energy, Inc., First Mortgage
5.10%		07/15/20	Baa2	145	135,677

					5,141,270

TOTAL CORPORATE OBLIGATIONS (cost $59,272,726)					59,388,293

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.1%
Federal Home Loan Mortgage Corp.
4.483%	(c)	09/01/32		58	58,521
4.50%		11/01/18-05/01/19		734	712,852
4.587%	(c)	09/01/35		556	542,349
4.757%	(c)	07/01/35		125	124,929
5.00%		12/01/08-11/01/35		4,684	4,542,703
5.044%	(c)
		07/01/35		666	664,966
5.055%	(c)
		11/01/35		299	297,499
5.072%	(c)
		03/01/36		368	364,353
5.14%	(c)	01/01/36		913	911,351
5.367%	(c)
		02/01/37		1,323	1,320,928
5.414%	(c)
		02/01/37		395	395,031
5.428%	(c)
		01/01/36		152	152,036
5.478%	(c)
		02/01/37		1,025	1,026,912
5.943%	(c)
		02/01/37		778	787,718
5.989%	(c)
		12/01/36		814	821,015
6.00%		10/01/21-10/01/32		1,029	1,045,948
6.018%	(c)	11/01/36		417	421,097
6.04%	(c)	01/01/37		245	249,025
6.058%	(c)	10/01/36		587	590,416
6.129%	(c)	10/01/36		622	627,077
6.22%	(c)	08/01/36		695	705,139
6.50%		03/01/32-10/01/34		2,137	2,179,285
7.00%		10/10/30-11/01/30		28	29,451
Federal National Mortgage Assoc.
3.50%		04/25/13		197	194,376
4.50%		05/01/18-12/01/20		2,175	2,105,941
4.792%	(c)
		11/01/35		367	365,726
4.80%	(c)	06/01/35		226	225,939
5.00%		03/25/15-10/01/35		4,754	4,655,576
5.045%	(c)
		08/01/36		650	646,125
5.046%		01/01/37		250	248,516
5.112%	(c)
		10/01/35		235	234,144
5.319%	(c)
		12/01/35		261	261,140
5.354%	(c)
		12/01/35		305	305,442
5.50%		01/01/17-01/01/36		13,636	13,539,369
5.524%	(c)
		12/01/35		465	466,869
5.553%		07/01/36		784	788,952
5.65%	(c)	01/01/36		289	290,947

5.655%	(c)
		12/01/35		138	138,818
5.981%		09/01/36		254	255,399

6.00%	01/01/21-10/01/34	7,131	7,214,150
6.00%	TBA	806	811,659
6.00%(c)	08/01/36	539	546,360
6.00%	TBA	259	260,917
6.046%	12/01/36	318	322,712
6.50%	12/01/10-12/01/36	3,043	3,107,487
7.00%	12/01/29-01/01/31	65	67,518
Government National Mortgage Assoc.
4.50%	12/20/35	405	381,943
5.00%	07/15/33-02/20/34	1,324	1,285,779
5.50%	TBA	222	220,926
5.50%	01/15/35	408	406,011
6.00%	TBA	164	165,882
6.50%	06/15/16-12/20/33	622	637,758
7.00%	03/15/13-12/15/13	115	117,932
7.50%	09/15/30-06/15/32	92	96,167

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $59,243,254)			58,937,081
U.S. TREASURY OBLIGATION — 7.2%
U.S. Treasury Bonds
4.25%	11/15/14(a)	985	961,606
5.125%	05/15/16(a)	335	346,372
5.375%	02/15/31	80	85,288
6.25%	08/15/23-05/15/30	1,835	2,137,877
6.50%	11/15/26	635	759,718
U.S. Treasury Inflationary Bonds, TIPS
2.00%	07/15/14-01/15/26	2,785	2,867,952
2.50%	07/15/16	1,790	1,841,003
4.25%	01/15/10	3,190	4,081,203
U.S. Treasury Notes
3.375%	11/15/08	1,820	1,782,321
3.625%	06/30/07(a)	1,655	1,649,116
3.625%	06/15/10	3,115	3,031,163
3.875%	05/15/09	200	197,086
4.00%	11/15/12(a)(k)	9,210	8,968,237
4.25%	11/15/13	205	201,148
4.375%	11/15/08	895	890,316
4.875%	02/15/12(a)	7,940	8,063,753
5.00%	08/15/11	230	234,456

TOTAL U.S. TREASURY OBLIGATION (cost $38,003,174)			38,098,615

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	486,786
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.107%(c)	02/25/34	AAA(d)	207	205,154
Series 2004-D, Class 2A2
4.198%	05/25/34	AAA(d)	98	97,034
Series 2004-H, Class 2A2
4.751%	09/25/34	Aaa	111	110,397
Series 2004-I, Class 3A2
4.899%	10/25/34	Aaa	103	102,311
Series 2005-J, Class 2A1
5.093%	11/25/35	Aaa	703	699,345
Series 2005-J, Class 3A1
5.269%	11/25/35	Aaa	285	282,947
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	919,621
Series 2005-PW10, Class A1
5.085%	12/11/40	AAA(d)	854	852,804
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	425	407,345
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	600	588,426
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	513	504,766
Series 2006-PW12, Class A4
5.895%(c)	09/11/38	Aaa	750	773,032
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	950	961,195
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	500	501,520
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.226%	07/15/44	Aaa	875	874,287
Series 2005-CD1, Class AJ
5.226%(c)	09/15/20	Aaa	575	570,695
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,125	1,142,555
Series 2007-CD4, Class ASB
5.278%	12/11/49	Aaa	625	624,487
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	475	477,302
Series 2007-C1, Class A3
5.383%	02/15/40	Aaa	1,000	997,698
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B
7.30%	06/10/32	Aaa	449	465,831

Federal Home Loan Mortgage Corp.,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	303	29,745
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	96	9,164
Series 2631, Class IG, IO(g)
4.50%	07/15/11	Aaa	39	344
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	240	11,318
Series 2631, Class LI, IO(g)
4.50%	06/15/11	Aaa	41	329
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	927,705
Series 3195, Class PN
6.50%	08/15/30	Aaa	829	847,714
Series R003, Class VA
5.50%	08/15/16	Aaa	675	680,917
Federal National Mortgage Assoc.,
Series 2003-40, Class NI, IO(g)
5.50%	04/01/33	Aaa	73	4,884
Series 2005-57,Class PA
5.50%	05/25/27	Aaa	659	658,528
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	34	7,999
General Electric Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	575,878
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	561	560,928
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835%	10/08/08	Aaa	51	50,456
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	950	931,678
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	325	316,813
Series 2007-GG9, Class A4
5.444%	01/10/17	Aaa	700	702,016
JPMorgan Chase Commercial Mortgage Finance Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	279	283,377
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	436	449,901
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LPD4, Class ASB
4.824%(c)	10/15/42	Aaa	950	930,368
Series 2006 CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	831,458
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	1,062	1,061,802
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	866	849,757
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	750	723,940
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	1,050	1,035,998
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	750	737,425
Morgan Stanley Capital, Inc., Series 2007-T25, Class A3
5.514%	11/12/49	Aaa	600	612,660
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.798%(c)	01/25/34	AAA(d)	433	425,668
Series 2005-AR2, Class 2A2
4.545%(c)	03/25/35	Aaa	166	164,228
Series 2006-AR12, Class 1A1
6.035%	09/25/36	Aaa	878	885,334
Series 2006-AR16, Class A1
5.687%(c)	10/25/36	Aaa	721	723,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $28,940,274)				28,677,611

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Bank
4.708%(c)	08/01/35		438	429,008
5.125%	08/14/13		925	936,190
5.60%	06/28/11		105	108,006
Federal Home Loan Mortgage Corp.
4.625%	02/21/08		735	732,044
5.125%	02/27/09		490	492,103
5.50%	03/01/18-09/01/20		1,917	1,919,360
Federal National Mortgage Assoc.
3.25%	08/15/08		2,110	2,063,158
4.00%	05/25/16		740	723,710
4.375%	09/15/12(a)		1,050	1,026,135
4.50%	02/15/11-09/01/34		3,150	3,075,863
4.609%(c)	09/01/35		755	742,001
4.625%	10/15/14		1,500	1,469,952
4.875%	12/15/16		340	336,262
5.00%	07/01/35		33	31,562

5.50%	08/01/19		609	610,449
6.00%	05/15/11(a)		3,570	3,722,425
6.00%	03/01/33		78	78,557
Student Loan Marketing Assoc.
3.54%(c)	04/01/09		155	149,423

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,739,838)				18,646,208

ASSET-BACKED SECURITIES — 1.9%
Bank of America Credit Card Trust, Series 2007-C1, Class C1
5.61%	06/16/14	Baa2	1,000	997,969
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%	02/25/13	Aaa	49	49,599
Capital Auto Receivables Asset Trust,
Series 2006-SN1, Class A4A, 144A(g)
5.32%	03/20/10	AAA(d)	1,175	1,178,606
Series 2006-SN1A, Class B, 144A(g)
5.50%	04/20/10	AA(d)	170	171,859
Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2
5.62%	11/17/14	Baa2	1,000	997,969
Chase Funding Mortgage Loan Asset-Backed,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	26	26,174
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa	441	433,337
CNH Equipment Trust, Series 2007-A, Class B
5.09%	06/16/14	A3	285	284,217
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A1
4.235%	05/10/43	Aaa	55	54,435
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	452,965
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08%	09/17/12	Aaa	295	296,291
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	475	469,063
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26%	11/15/12	Aaa	900	903,463
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A(g)
5.737%	04/20/28	Aaa	667	678,047
Series 2006-2A, Class A, 144A(g)
5.362%	10/20/28	Aaa	218	218,348
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	800	781,698
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	496,291
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	535,990
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa	275	281,933
Triad Auto Receivables Owner Trust, Series 2006-B, Class A4
5.52%	11/12/12	Aaa	800	809,218

TOTAL ASSET-BACKED SECURITIES (cost $10,095,011)				10,117,472

SOVEREIGN ISSUES — 1.0%
Argentina Bonos, Bonds
2.00%(c)	09/30/14	B+(d)	7,305	2,640,027
Government of Jamaica, Sr. Unsec’d. Notes
10.625%	06/20/17	B1	1,025	1,245,375
Republic of South Africa, Notes
6.50%	06/02/14	Baa1	500	532,500
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Ba1	690	625,871
United Mexican States, Notes
6.375%	01/16/13	Baa1	270	284,715

TOTAL SOVEREIGN ISSUES (cost $5,281,521)				5,328,488

MUNICIPAL BONDS — 0.1%

California
California State Variable Purpose, Revenue Bonds
5.25%	04/01/34	A1	105	112,207

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aaa	125	125,189

New York — 0.1%
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2	200	205,780

TOTAL MUNICIPAL BONDS (cost $428,657)				443,176

			Units

WARRANTS *
Central Bank of Nigeria, expiring on 11/15/2020 (Nigeria)(g)			250	—
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)(g)			1,250	—
Travelcenters of America, expiring on 05/01/09			250	—
Travelcenters of America, expiring on 05/01/09			750	—

TOTAL WARRANTS (cost $0)				—

TOTAL LONG-TERM INVESTMENTS (cost $458,223,404)				466,069,524

			Shares

SHORT-TERM INVESTMENTS — 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $70,873,552; includes $22,429,453 of cash collateral for securities on loan)(b)(w)			70,873,552	70,873,552

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN TREASURY BILLS — 1.4%
Egypt Treasury Bills(n)
9.52%	04/03/07	EGP	7,100	1,246,185
9.57%	05/01/07	EGP	14,075	2,455,604
9.62%	05/08/07	EGP	7,825	1,363,065
9.67%	04/10/07	EGP	14,200	2,489,004

TOTAL FOREIGN TREASURY BILLS (cost $7,496,584)				7,553,858

			Contracts/
			Notional
			Amount (000)

OUTSTANDING OPTION PURCHASED*
Call Option
Japanese Yen Call Option, (cost $168,500) expiring 04/05/07, Strike Price $112.07			5,000	6,385

TOTAL SHORT-TERM INVESTMENTS (cost $78,538,636)				78,433,795

TOTAL INVESTMENTS(o) — 102.7% (cost $536,762,040)				544,503,319
Liabilities in excess of other assets(u) — (2.7)%				(14,459,927)

NET ASSETS — 100.0%				$530,043,392

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	Securities Purchased on a Forward Commitment Basis

TIPS	Treasury Inflation Protected Securities

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Denmark Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

PLZ	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $21,889,014; cash collateral of $22,429,453 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2007, 2 securities representing $0 and 0.00% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(u)	Liabilites in excess of othter assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Future contracts open at March 31, 2007:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2007	Appreciation

Long Position:
44	10 Year U.S. Treasury Notes	Jun 07	$4,752,000	$4,757,500	$5,500
Short Positions:
64	2 Year U.S. Treasury Notes	Jun 07	13,126,001	13,113,000	$13,001
144	5 Year U.S. Treasury Notes	Jun 07	15,275,251	15,234,750	40,501
292	10 Year U.S. Treasury Notes	Jun 07	31,742,015	31,572,500	169,515

					223,017

					$228,517

Forward foreign currency exchange contracts outstanding at March 31, 2007:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 05/15/07	AUD	91	$73,557	$73,657	$100
Expiring 05/15/07	AUD	197	159,000	158,787	(213)
Expiring 05/15/07	AUD	490	377,576	396,110	18,534
Brazilian Real,
Expiring 04/10/07	BRL	261	123,000	126,671	3,671
Expiring 05/15/07	BRL	12,381	5,879,000	5,972,394	93,394
Canadian Dollar,
Expiring 05/15/07	CAD	3,039	2,594,750	2,635,655	40,905
Expiring 05/15/07	CAD	308	265,000	266,824	1,824
Expiring 05/15/07	CAD	85	74,000	74,000	—
Expiring 05/15/07	CAD	62	53,296	53,459	163
Expiring 05/15/07	CAD	183	156,000	158,388	2,388
Chinese Yuan,
Expiring 08/14/07	CNY	1,868	246,000	247,023	1,023
Expiring 08/14/07	CNY	1,932	255,000	255,504	504
Expiring 08/14/07	CNY	75,571	9,808,000	9,776,026	(31,974)
Expiring 02/14/08	CNY	1,040	140,992	141,143	151
Denmark Krone,
Expiring 05/15/07	DKK	654	117,000	117,000	—
Expiring 05/15/07	DKK	4,475	780,998	803,711	22,713
Euro,
Expiring 05/15/07	EUR	18,722	24,360,430	25,056,988	696,558
Expiring 05/15/07	EUR	1,110	1,483,000	1,485,547	2,547
Expiring 05/15/07	EUR	21,170	27,899,857	28,333,530	433,673
Expiring 05/15/07	EUR	8,199	10,938,989	10,972,766	33,777
Expiring 05/15/07	EUR	310	410,000	414,679	4,679
Expiring 05/15/07	EUR	507	672,000	678,154	6,154
Expiring 05/15/07	EUR	3,995	5,250,046	5,346,663	96,617
Expiring 05/15/07	EUR	7,501	9,850,725	10,039,649	188,924
Expiring 05/15/07	EUR	784	1,050,000	1,049,596	(404)
Expiring 05/15/07	EUR	122	162,000	162,611	611
Expiring 05/15/07	EUR	740	987,000	990,048	3,048
Indian Rupee,
Expiring 04/23/07	INR	214,898	4,827,000	4,920,165	93,165
Expiring 04/23/07	INR	7,529	169,000	172,378	3,378
Expiring 05/29/07	INR	9,139	204,000	208,301	4,301
Expiring 05/29/07	INR	219,825	4,885,000	5,010,256	125,256
Expiring 05/29/07	INR	116,917	2,641,000	2,664,777	23,777
Expiring 06/15/07	INR	114,138	2,558,000	2,596,572	38,572
Expiring 06/15/07	INR	13,935	318,000	317,008	(992)
Japanese Yen,
Expiring 05/15/07	JPY	4,939,026	41,221,930	42,178,380	956,450
Expiring 05/15/07	JPY	74,462	636,000	635,889	(111)
Expiring 05/15/07	JPY	31,416	272,000	268,289	(3,711)
Expiring 05/15/07	JPY	99,368	846,000	848,583	2,583
Expiring 05/15/07	JPY	1,010,638	8,719,166	8,630,668	(88,498)
Expiring 05/15/07	JPY	72,310	624,000	617,517	(6,483)
Expiring 05/15/07	JPY	501,907	4,293,343	4,286,192	(7,151)
Expiring 05/15/07	JPY	80,222	685,000	685,085	85
Expiring 05/15/07	JPY	29,736	257,000	253,937	(3,063)
Expiring 05/15/07	JPY	41,821	360,000	357,148	(2,852)
Expiring 05/15/07	JPY	48,243	413,000	411,986	(1,014)
Korean Won,
Expiring 05/15/07	KRW	6,737,800	7,222,425	7,169,080	(53,345)
Expiring 05/15/07	KRW	297,966	318,000	317,039	(961)
Malaysian Ringgit,
Expiring 05/21/07	MYR	16,301	4,513,000	4,727,207	214,207
Expiring 05/21/07	MYR	19,959	5,541,000	5,787,931	246,931
Expiring 08/21/07	MYR	17,007	4,928,000	4,954,256	26,256
Expiring 05/21/07	MYR	18,965	5,449,000	5,524,860	75,860
Expiring 05/21/07	MYR	1,447	424,000	421,504	(2,496)
Mexican Peso,
Expiring 05/15/07	MXP	6,373	569,000	575,933	6,933
Norwegian Krone,
Expiring 05/15/07	NOK	3,845	620,181	633,423	13,242
Expiring 04/12/07	NOK	6,863	1,109,760	1,129,497	19,737
Polish Zloty,
Expiring 05/15/07	PLZ	425	144,000	147,184	3,184
Expiring 05/15/07	PLZ	3,496	1,165,248	1,209,784	44,536
Expiring 05/15/07	PLZ	758	260,000	262,218	2,218
Pound Sterling,
Expiring 05/15/07	GBP	269	530,000	529,772	(228)
Expiring 05/15/07	GBP	133	258,000	262,130	4,130
Expiring 05/15/07	GBP	921	1,795,531	1,812,959	17,428
Expiring 05/15/07	GBP	104	204,000	204,827	827
Expiring 05/15/07	GBP	6,531	12,701,842	12,850,186	148,344
Russian Ruble,
Expiring 04/18/07	RUB	138,730	5,242,000	5,339,350	97,350
Expiring 05/15/07	RUB	262,600	10,000,000	10,107,486	107,486
Expiring 05/15/07	RUB	15,152	583,000	583,208	208
Expiring 05/15/07	RUB	129,776	4,958,000	4,995,071	37,071
Expiring 05/15/07	RUB	4,573	175,000	176,005	1,005
Singapore Dollar,
Expiring 05/15/07	SGD	7,844	5,164,000	5,185,807	21,807
Expiring 05/15/07	SGD	2,305	1,500,984	1,524,073	23,089
Expiring 05/15/07	SGD	240	159,000	158,807	(193)
Expiring 05/15/07	SGD	11,640	7,648,000	7,695,112	47,112
Expiring 05/15/07	SGD	97	64,000	64,000	—
Expiring 05/15/07	SGD	316	208,000	208,866	866
Swedish Krona,
Expiring 05/15/07	SEK	665	95,000	95,000	—
Expiring 05/15/07	SEK	789	113,000	113,277	277
Expiring 05/15/07	SEK	1,476	212,000	211,926	(74)
Expiring 05/15/07	SEK	34,544	4,931,362	4,959,813	28,451
Expiring 05/15/07	SEK	3,243	465,000	465,654	654
Expiring 05/15/07	SEK	1,087	155,000	156,036	1,036
Taiwan Dollar,
Expiring 05/15/07	TWD	72,864	2,210,000	2,205,629	(4,371)
Turkish Lira,
Expiring 05/15/07	TRY	193	133,000	136,169	3,169

			$269,865,988	$273,750,793	$3,884,805

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Brazilian Real,
Expiring 04/10/07	BRL	14,045	$6,448,000	$6,806,689	$(358,689)
Expiring 05/15/07	BRL	10,065	4,737,000	4,854,982	(117,982)
Canadian Dollar,
Expiring 05/15/07	CAD	891	769,152	772,838	(3,686)
Expiring 05/15/07	CAD	15,599	13,317,833	13,530,321	(212,488)
Chinese Yuan,
Expiring 08/14/07	CNY	38,730	5,123,000	5,122,962	38
Expiring 08/14/07	CNY	40,640	5,389,906	5,375,607	14,299
Expiring 02/14/08	CNY	16,154	2,211,420	2,205,620	5,800
Euros,
Expiring 05/15/07	EUR	3,416	4,550,000	4,572,188	(22,188)
Expiring 05/15/07	EUR	13,158	17,525,683	17,609,825	(84,142)
Expiring 05/15/07	EUR	155	204,368	207,445	(3,077)
Expiring 05/15/07	EUR	193	254,000	257,778	(3,778)
Expiring 05/15/07	EUR	1,460	1,926,000	1,953,966	(27,966)
Expiring 05/15/07	EUR	547	730,834	731,914	(1,080)
Expiring 05/15/07	EUR	235	313,000	313,000	—
Expiring 05/15/07	EUR	755	1,000,000	1,010,239	(10,239)
Japanese Yen,
Expiring 05/15/07	JPY	22,208	193,000	189,650	3,350
Expiring 05/15/07	JPY	41,236	357,000	352,149	4,851
Expiring 05/15/07	JPY	398,678	3,369,842	3,404,634	(34,792)
Expiring 05/15/07	JPY	31,840	272,000	271,910	90
Expiring 05/15/07	JPY	112,929	969,141	964,394	4,747
Expiring 05/15/07	JPY	105,236	896,000	896,000	—
Malaysian Ringgit,
Expiring 05/21/07	MYR	671	193,000	194,493	(1,493)
Mexican Peso,
Expiring 05/15/07	MXP	17,946	1,596,877	1,621,832	(24,955)
Expiring 05/15/07	MXP	2,852	255,000	257,790	(2,790)
Expiring 05/15/07	MXP	107,843	9,776,116	9,746,268	29,848
Expiring 05/15/07	MXP	4,432	402,000	400,544	1,456
Polish Zloty,
Expiring 05/15/07	PLZ	18,824	6,458,465	6,513,568	(55,103)
Expiring 05/15/07	PLZ	1,189	408,429	411,305	(2,876)
Pound Sterling,
Expiring 05/15/07	GBP	104	203,891	204,209	(318)
Expiring 05/15/07	GBP	79	153,000	156,219	(3,219)
Expiring 05/15/07	GBP	5,822	11,332,968	11,455,193	(122,225)
Expiring 05/15/07	GBP	157	307,000	307,000	—
Singapore Dollar,
Expiring 05/15/07	SGD	1,069	702,000	706,965	(4,965)
South African Rand,
Expiring 05/15/07	ZAR	1,355	185,000	185,826	(826)
Expiring 05/15/07	ZAR	1,542	209,747	211,463	(1,716)
Turkish Lira,
Expiring 05/15/07	TRY	8,817	6,100,161	6,225,278	(125,117)
Expiring 05/15/07	TRY	627	440,000	442,531	(2,531)
Expiring 05/15/07	TRY	2,167	1,516,263	1,530,339	(14,076)

			$110,797,096	$111,974,934	$(1,177,838)

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Foreign Bonds	46.5%
Affiliated Money Market Mutual Fund (including 4.2% of collateral received for securities on loan)	13.4
U.S. Government Agency Mortgage-Backed Securities	11.1
U.S. Treasury Obligation	7.2
Collateralized Mortgage Obligations	5.4
U.S. Government Agency Obligations	3.5
Financial Services	2.5
Asset-Backed Securities	1.9
Foreign Treasury Bills	1.4
Financial - Bank & Trust	1.3
Sovereign Issues	1.0
Utilities	1.0
Insurance	0.9
Oil & Gas	0.8
Telecommunications	0.5
Retail & Merchandising	0.4
Media	0.4
Real Estate Investment Trust	0.4
Metals & Mining	0.3
Chemicals	0.2
Consumer Products & Services	0.2
Advertising	0.2
Medical Supplies & Equipment	0.2
Healthcare Services	0.2
Farming & Agriculture	0.1
Entertainment & Leisure	0.1
Financial - Brokerage	0.1
Automobile Manufacturers	0.1
Hotels & Motels	0.1
Pipelines	0.1
Construction	0.1
Paper & Forest Products	0.1
Municipal Bonds	0.1
Semiconductors	0.1
Food	0.1
Pharmaceuticals	0.1
Broadcasting	0.1
Railroads	0.1
Computer Services & Software	0.1
Environmental Services	0.1
Building Materials	0.1
Consumer Products	0.1

102.7%
Liabilities in excess of other assets	(2.7)

100.0%

AST HIGH YIELD BOND PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000#)	Value

LONG-TERM INVESTMENTS — 92.0%

BANK NOTES (c)— 6.9%
Aes Corp., Term B(g)	Ba+	7.13%	04/30/10		2,000	$2,035,334
Charter Communications Operating LLC, Term B, 144A	B(d)	7.99%	04/25/13		2,000	1,999,876
CSC Holdings, Inc., Term B	Ba	7.11%	02/24/13- 03/29/13		1,875	1,884,234
CSC Holdings, Inc., Term B	Ba	7.12%	02/24/13		109	109,782
Ferrovial Term Loan Class B, 144A(g) (United Kingdom)	Ba-	6.00%	04/06/11	GBP	700	1,392,587
Ford Motor Co. Term B	Ba-	8.36%	11/29/13		1,995	2,007,718
Georgia Pacific Corp., Term Loan B	Ba	7.10%	12/20/12		128	128,672
Georgia Pacific Corp., Term Loan B, 144A	Ba	7.34%	12/20/12		1,361	1,370,134
HCA, Inc. Term B	Ba-	7.60%	11/14/13		1,500	1,514,196
MGM Studios Term B	Ba-	8.61%	04/08/12		3,990	3,999,769
Nordic Telephone, Term B (Denmark)	Ba+	6.08%	11/30/14	EUR	1,300	1,756,135
Nordic Telephone, Term C (Denmark)	Ba+	6.58%	11/30/14	EUR	1,300	1,760,546
Reliant Energy	B+(d)	5.19%	12/01/10		571	576,205
Reliant Energy, Term B	B+(d)	7.70%	12/01/10		1,143	1,152,410
Reliant Energy, Term LC	B+(d)	5.19%	12/01/10		286	288,103
Roundy’s, Inc., Term B	B+(d)	8.07%	11/01/11		5	5,008
Roundy’s, Inc., Term B	Ba-	8.09%	10/27/11		1,980	1,998,315
Telesat Canada, Inc., Term B	B(d)	2.62%	02/14/08		2,000	1,994,060
Travelport Synthetic	Ba-	7.85%	08/01/13		268	270,495
Travelport Term Loan	Ba-	7.85%	08/22/13		2,726	2,754,306
Univision Communications, Inc., Term B	Ba-	6.25%	09/15/14		1,806	1,807,585
Univision Communications, Inc., Term DD	Ba-	6.25%	09/15/14		194	193,670
UPC Broadband Holdings, Term K1 (Netherlands)	B(d)	6.10%	03/31/13- 12/31/13		1,883	2,529,200
VNU-Nielse Finance LLC, Term B	B+(d)	7.61%	08/09/13		2,993	3,021,180
Weather Investments, Term B (Luxembourg)(g)	B+(d)	6.51%	06/17/13	EUR	1,000	1,345,657
Weather Investments, Term B (Luxembourg)(g)	B(d)	7.26%	06/17/14	EUR	1,000	1,348,575
Wind Acquisitions Finance, Term B(g)	B-(d)	12.61%	12/21/11		401	415,011

TOTAL BANK NOTES (cost $38,853,372)						39,658,763

CORPORATE BONDS — 85.0%

Advertising — 0.7%
R.H. Donnelley Corp., Sr. Notes(a)	B3	8.875%	01/15/16		3,750	3,984,375

Aerospace — 0.9%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13		1,020	1,071,000
K & F Acquisition, Inc., Gtd. Notes	Caa1	7.75%	11/15/14		2,680	2,847,500
TransDigm, Inc., Gtd.Notes	B3	7.75%	07/15/14		150	154,875
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.75%	07/15/14		820	846,650

						4,920,025

Airlines — 0.1%
United Airlines, Pass-Thru Certs.	Ba2	6.071%	03/01/13		512	515,078

Automotive — 0.4%
ArvinMeritor, Inc., Unsec’d. Notes(a)	B1	8.75%	03/01/12		2,200	2,271,500

Automotive - OEM — 1.8%
Ford Motor Co., Unsec’d. Notes(a)	Caa1	7.45%	07/16/31		3,575	2,766,156
General Motors Corp., Debs.(a)	Caa1	8.25%	07/15/23		5,100	4,590,000
General Motors Corp., Debs.	Caa1	8.80%	03/01/21		600	577,500
General Motors Corp., Unsec’d. Notes	Caa1	8.10%	06/15/24		400	353,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.00%	03/15/14		800	784,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%	03/15/17		1,150	1,127,000
TRW Automotive, Inc., Sr. Notes	B1	9.375%	02/15/13		1(r)	539

						10,198,195

Automotive Parts — 1.0%
Advanced Accessory Systems LLC, Sr. Notes	B3	10.75%		06/15/11		250	254,688
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	B3	7.00%		12/15/12		850	792,625
Goodyear Tire & Rubber Co.(The), Sr. Notes	B2	9.00%		07/01/15		1,825	2,002,937
Tenneco Automotive, Inc., Gtd. Notes(a)	B3	8.625%		11/15/14		1,375	1,433,437
Tenneco Automotive, Inc., Sec’d. Notes	Ba3	10.25%		07/15/13		1,175	1,280,750

							5,764,437

Building Materials — 0.5%
C8 Capital SpV Ltd., Notes, 144A (Mexico)	BBB-(d)	6.64	%(c)	12/31/49		1,600	1,580,800
Grohe Holding GMBH, Gtd. Notes (Germany)	B3	8.625%		10/01/14	EUR	850	1,163,855

							2,744,655

Business Services — 4.0%
Buhrmann US, Inc., Gtd. Notes	B2	7.875%		03/01/15		1,575	1,575,000
CDX North America High Yield, Pass Thru Certs(g)	B3	7.625%		06/29/12		20,500	20,230,937
NSG Holdings LLC/NSG Holdings, Inc., Sec’d Notes, 144A	Ba2	7.75%		12/15/25		1,075	1,123,375

							22,929,312

Cable — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%		11/15/13		7,050	7,296,750
CSC Holdings, Inc., Sr. Notes	B2	6.75%		04/15/12		2,450	2,431,625
Echostar Dbs Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16		5,490	5,668,425
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) 144A (Belgium)	B3	11.50	%(v)	06/15/14		2,125	1,992,188
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	2,043,842
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%		01/15/24	EUR	1,000	1,399,297

							20,832,127

Capital Goods - Others — 0.3%
Dresser-Rand Group, Inc., Gtd. Notes. (Canada)	B1	7.375%		11/01/14		1,931	1,969,620

Chemicals — 4.1%
BCP Crystal US Holdings Corp., Sr. Sub. Notes(a)	B2	9.625%		06/15/14		2,089	2,372,369
Chemtura Corp., Gtd. Notes	Ba1	6.875%		06/01/16		500	483,750
Crystal US Holdings, Gtd. Notes, Zero Coupon (until 10/01/09)	B2	10.50	%(v)	10/01/14		3,000	2,786,250
Equistar Chemicals LP, Gtd. Notes	B1	10.125%		09/01/08		1,050	1,105,125
Ineos Group Holdings PLC, Sr. Sub. Notes (United Kingdom)	B2	7.875%		02/15/16	GBP	750	936,761
Ineos Group Holdings PLC, Sr. Sub. Notes, 144A(a) (United Kingdom)	B2	8.50%		02/15/16		4,675	4,476,312
KRATON Polymers LLC, Gtd. Notes(a)	B3	8.125%		01/15/14		2,500	2,503,125
Lyondell Chemical Co., Gtd. Notes	B1	8.00%		09/15/14		1,600	1,676,000
Lyondell Chemical Co., Gtd. Notes	B1	8.25%		09/15/16		525	561,750
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13		2,125	2,257,813
Nalco Co., Sr. Unsec’d. Notes	B1	7.75%		11/15/11		200	205,000
PQ Corp., Gtd. Notes(a)	B3	7.50%		02/15/13		1,500	1,515,000
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	2,000	2,785,236

							23,664,491

Commercial Services — 0.5%
Aramark Corp., Sr. Notes, 144A	B3	8.50%		02/01/15		2,500	2,600,000

Consumer Products
Sleepmaster LLC, Gtd. Notes(g) (i)	NR	11.00%		05/15/09		1,000	0

Containers & Packaging — 2.2%
Crown Americas, Inc., Gtd. Notes(a)	B1	7.75%		11/15/15		4,000	4,160,000
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.75%		11/15/12		700	736,750
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	B3	6.75%		12/01/14		1,750	1,732,500
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.875%		02/15/09		2,000	2,040,000
Smurfit-Stone Container Enterprises, Inc., Sr. Notes(a)	B3	8.375%		07/01/12		3,640	3,649,100
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 144A	B3	8.00%		03/15/17		475	464,312

							12,782,662

Defense — 1.2%
Communications & Power Industries, Inc., Gtd. Notes	B2	8.00%		02/01/12		750	778,125
DRS Technologies, Inc., Gtd. Notes(a)	B3	7.625%		02/01/18		2,350	2,444,000

L-3 Communications Corp., Gtd. Notes	Ba3	6.375%	10/15/15		1,500	1,486,875
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12		2,000	2,060,000

						6,769,000

Distribution/Wholesale — 0.8%
VWR International, Inc., Gtd. Notes(a)	B3	8.00%	04/15/14		4,430	4,618,275
VWR International, Inc., Sr. Unsec’d. Notes	B1	6.875%	04/15/12		275	277,750

						4,896,025

Diversified — 1.0%
TRAINS HY-1-2006, Sec’d. Notes, 144A(a)	B1	7.548%	05/01/16		5,906	6,004,831

Diversified Financial Services — 5.3%
Ford Motor Credit Co., Bonds	B1	7.375%	02/01/11		2,880	2,832,575
Ford Motor Credit Co., Notes(a)	B1	7.00%	10/01/13		5,800	5,391,604
Ford Motor Credit Co., Sr. Notes(a)	B1	7.25%	10/25/11		3,250	3,158,685
Ford Motor Credit Co., Sr. Unsec’d. Notes(a)	B1	8.00%	12/15/16		7,825	7,529,551
General Motors Acceptance Corp., Bonds	Ba1	8.00%	11/01/31		1,400	1,501,002
General Motors Acceptance Corp., Notes(a)	Ba1	6.75%	12/01/14		3,000	2,949,276
General Motors Acceptance Corp., Notes(a)	Ba1	7.00%	02/01/12		7,350	7,384,648

						30,747,341

Diversified Manufacturing Operations — 0.8%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%	11/15/16	EUR	2,150	2,979,769
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	8.00%	11/15/14		1,325	1,371,375

						4,351,144

Diversified Operations — 0.1%
Trinity Industries, Inc., Sr. Unsub. Notes	Ba1	6.50%	03/15/14		580	574,200

Electric — 5.2%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13		3,800	4,047,000
CMS Energy Corp., Sr. Unsub. Notes(a)	Ba3	6.875%	12/15/15		800	834,000
Midwest Generation LLC, Sec’d. Notes	Ba2	8.75%	05/01/34		3,515	3,813,775
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14		1,450	1,486,250
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16- 01/15/17		7,900	8,115,500
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11		1,240	1,339,200
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14		2,690	2,841,312
Reliant Energy, Inc., Sec’d. Notes(a)	B2	9.25%	07/15/10		2,000	2,107,500
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	6.75%	08/15/17		2,925	2,985,843
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	7.803%	06/15/12		500	529,117
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	8.625%	03/15/14		750	811,298
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21		961	967,295

						29,878,090

Electronic Components — 0.5%
Celestica, Inc., Sr. Sub. Notes (Canada)	B2	7.625%	07/01/13		400	374,000
Celestica, Inc., Sr. Sub. Notes	B2	7.875%	07/01/11		1,750	1,693,125
Solectron Global Finance Ltd., Gtd. Notes(a)	B3	8.00%	03/15/16		1,050	1,047,375

						3,114,500

Energy — 0.6%
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	09/01/14-04/15/16		1,500	1,500,000
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%	03/15/13		1,190	1,210,825
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%	11/01/16		900	947,250

						3,658,075

Energy - Exploration & Production — 2.2%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.375%	06/15/15		2,500	2,487,500
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	6.875%	01/15/16		2,720	2,754,000
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	7.00%	08/15/14		2,400	2,472,000
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.50%	06/15/14		100	104,750
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13		4,625	4,833,125

						12,651,375

Energy - Services — 0.1%
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%	07/15/14		688	705,200

Entertainment & Leisure — 0.7%
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25%	11/15/19		1,550	1,559,688

Royal Caribbean Cruises Ltd., Sr. Notes	Ba1	7.25%		06/15/16		2,000	2,053,636
Universal City Development Partners, Unsec’d. Notes	B2	11.75%		04/01/10		500	529,375

							4,142,699

Environmental — 1.0%
Allied Waste North America, Inc., Gtd. Notes	B1	7.125%		05/15/16		1,000	1,017,500
Allied Waste North America, Inc., Gtd. Notes(a)	B1	7.25%		03/15/15		4,870	4,967,400

							5,984,900

Financial Services — 2.6%
CDX North America High Yield, Pass Thru Certs(g)	B3	8.00%		12/29/11		7,000	7,161,700
El Paso Performance-Link Trust, Notes	Ba3	7.75%		07/15/11		1,000	1,063,750
Idearc, Inc., Sr. Notes, 144A	B2	8.00%		11/15/16		3,075	3,163,406
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Ba2	7.50%		07/18/16		1,300	1,371,750
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	297,750
Universal City Florida Holding Co. I/II, Sr. Notes	B3	10.11	%(c)	05/01/10		100	103,125
Yankee Acquisition Corp. Sr. Notes	B3	8.50%		02/15/15		2,000	2,025,000

							15,186,481

Food — 2.0%
Albertsons, Inc., Debs.	B1	7.75%		06/15/26		2,900	2,936,905
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%		04/15/31		2,500	3,003,802
Dole Foods Co., Inc., Gtd. Notes	Caa1	7.25%		06/15/10		392	374,360
Ingles Markets, Inc., Gtd. Notes	B3	8.875%		12/01/11		1,700	1,768,000
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes	B1	7.625%		05/01/15		1,400	1,396,500
Supervalu, Inc., Sr. Unsec’d. Notes(a)	B1	7.50%		11/15/14		1,875	1,954,688

							11,434,255

Gaming — 3.6%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	7.125%		02/01/16		2,410	2,361,800
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%		11/15/13		1,320	1,364,550
Codere Finance Luxembourg SA, Gtd. Notes (Luxembourg)	B2	8.25%		06/15/15	EUR	1,000	1,421,005
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%		11/15/14		1,750	1,688,750
MGM Mirage, Inc., Gtd. Notes	Ba2	6.625%		07/15/15		1,925	1,848,000
MGM Mirage, Inc., Gtd. Notes	Ba2	6.75%		04/01/13		975	967,688
MGM Mirage, Inc., Gtd. Notes	Ba2	6.875%		04/01/16		1,200	1,167,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%		03/01/16		3,300	3,023,625
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%		08/15/16		1,350	1,385,437
Wynn Las Vegas LLC, 1st Mortgage	B1	6.625%		12/01/14		5,450	5,395,500

							20,623,355

Healthcare & Pharmaceuticals — 5.0%
Davita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15		3,760	3,802,300
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%		06/15/11		1,600	1,680,000
HCA, Inc., Notes(a)	Caa1	6.75%		07/15/13		3,100	2,859,750
HCA, Inc., Notes	Caa1	7.69%		06/15/25		3,375	2,909,382
HCA, Inc., Sr. Sec’d. Notes, 144A(a)	B2	9.25%		11/15/16		5,270	5,685,012
HCA, Inc., Sr. Sec’d. Notes, 144A	B2	9.625%		11/15/16		3,550	3,834,000
Rotech Healthcare, Inc., Gtd. Notes(a)	Caa3	9.50%		04/01/12		2,700	2,673,000
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%		07/01/14		1,500	1,515,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	Caa1	7.375%		02/01/13		2,212	2,054,395
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%		11/15/13		2,050	2,139,688

							29,152,527

Healthcare - Medical Products — 0.2%
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)	Caa1	9.625	%(v)	01/01/15		1,250	1,075,000

Healthcare Services — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14		500	520,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		800	846,000

							1,366,000

Lodging — 0.3%
Royal Caribbean Cruises Ltd., Debs. (Liberia)	Ba1	7.25%		03/15/18		1,500	1,527,111

Machinery — 0.3%
Chart Industries, Inc., Sr. Sub. Notes, 144A	B3	9.875%		10/15/15		1,700	1,776,500

Media & Entertainment — 1.4%
Dex Media West LLC, Gtd. Notes(a)	B2	9.875%		08/15/13		2,220	2,422,575

DirecTV Holdings LLC, Sr. Notes	Ba3	8.375%	03/15/13		300	316,125
Lighthouse International Co. SA, Gtd. Notes (Luxembourg)	B2	8.00%	04/30/14	EUR	2,500	3,623,479
Primedia, Inc., Gtd. Notes	B2	8.00%	05/15/13		1,000	1,035,000
Primedia, Inc., Gtd. Notes	B2	8.875%	05/15/11		600	616,500

						8,013,679

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15		775	834,094
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17		2,575	2,784,218
Novelis, Inc., Gtd. Notes (Canada)	B2	7.25%	02/15/15		900	951,750

						4,570,062

Oil & Field Services — 0.1%
Complete Production Services, Inc., Sr. Notes, 144A	B2	8.00%	12/15/16		725	743,125

Oil & Gas Exploration/Production — 0.4%
OPTI Canada Inc., Co., Gtd. Notes, 144A	B1	8.25%	12/15/14		2,375	2,470,000

Oil, Gas & Consumable Fuels — 0.2%
Plains Exploration & Production Co., Gtd. Notes	Ba3	7.00%	03/15/17		275	276,375
Pogo Producing Co., Gtd. Notes	B1	7.875%	05/01/13		900	906,750

						1,183,125

Packaging
Russell-Stanley Holdings, Inc., Sr. Sub. Notes(g)(i)	NR	9.00%	11/30/08		356	0

Paper & Forest Products — 3.5%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)(a)	B3	8.55%	08/01/10		2,600	2,632,500
Bowater Canada Finance Corp., Gtd. Notes (Canada)(a)	B3	7.95%	11/15/11		1,520	1,478,200
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13		1,020	1,020,000
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25		3,160	3,049,400
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3	7.125%	01/15/17		1,500	1,503,750
Georgia-Pacific Corp., Notes	B2	7.75%	11/15/29		2,275	2,252,250
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	8.00%	01/15/24		2,365	2,376,825
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75%	06/01/13		850	840,438
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%	11/20/25		900	918,000
Smurfit Kappa Funding PLC, Sr. Notes (Ireland)	B2	9.625%	10/01/12	EUR	1,793	1,905,062
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%	04/01/15		150	153,000

Verso Paper Holdings LLC, Sec. Notes, 144A(a)	B2	9.125%	08/01/14		2,025	2,106,000

						20,235,425

Personnel Services — 0.2%
Corrections Corp. of America, Gtd. Notes	Ba2	6.75%	01/31/14		1,110	1,129,425

Pipelines & Other — 6.0%
Amerigas Partners LP, Sr. Notes	B1	7.125%	05/20/16		4,600	4,611,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%	05/15/18		1,500	1,440,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16		3,800	3,952,000
El Paso Corp., Sr. Notes	Ba3	7.42%	02/15/37		500	526,250
El Paso Corp., Sr. Notes	Ba3	9.625%	05/15/12		1,250	1,453,125
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.80%	08/01/31		2,000	2,210,000
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	8.05%	10/15/30		2,210	2,508,350
Hanover Compressor Co., Sr. Unsec’d. Notes	B2	9.00%	06/01/14		875	947,187
Roseton/Danskammer, Pass Thru Certs.	Ba3	7.27%	11/08/10		800	818,000
Semgroup LP, Sr. Notes, 144A(a)	B1	8.75%	11/15/15		4,550	4,618,250
Southern Natural Gas Co., Notes	Baa3	8.00%	03/01/32		875	1,039,348
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31		2,500	2,650,000
Williams Cos., Inc., Sr. Notes(a)	Ba2	7.625%	07/15/19		4,500	4,893,750
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.875%	09/01/21		2,000	2,200,000
Williams Partners LP, Bonds, 144A	Ba3	7.25%	02/01/17		525	555,188

						34,422,948

Real Estate — 0.1%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50%	02/01/17		850	826,625

Real Estate Investment Trusts — 1.3%
Host Marriott LP, Gtd. Notes	Ba1	7.00%	08/15/12		2,500	2,546,875
Host Marriott LP, Sr. Notes	Ba1	7.125%	11/01/13		1,500	1,533,750
Ventas Realty LP, Gtd. Notes(a)	Ba2	6.75%	04/01/17		2,850	2,949,750

Ventas Realty LP, Gtd. Notes	Ba2	7.125%	06/01/15		200	209,500

						7,239,875

Retail — 1.9%
Bon-Ton Department Stores, Inc., Gtd. Notes(a)	B3	10.25%	03/15/14		2,800	3,006,500
Ferrellgas Escrow LLC, Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14		3,250	3,185,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12		1,300	1,348,750
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13		3,615	3,560,775

						11,101,025

Semiconductors — 1.6%
Freescale Semi-Conductor, Inc., Sr. Notes, 144A(a)	B1	8.875%	12/15/14		3,925	3,929,906
Freescale Semi-Conductor, Inc., Sr. Notes, 144A, PIK	B1	9.125%	12/15/14		2,000	1,985,000
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%	05/01/14		3,425	3,403,594

						9,318,500

Services Cyclical - Rental Equipment — 0.8%
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14		4,290	4,622,475

Specialty Purpose Entity — 0.5%
Sally Holdings LLC, Sr. Notes, 144A(a)	B2	9.25%	11/15/14		2,575	2,645,813

Technology — 1.5%
Sanmina-SCI Corp., Sr. Sub. Notes(a)	B2	8.125%	03/01/16		1,650	1,551,000
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%	08/15/13		4,902	5,257,395
UGS Corp., Gtd. Notes	B3	10.00%	06/01/12		1,750	1,914,062

						8,722,457

Telecommunications — 9.5%
American Cellular Corp., Gtd. Notes	B3	10.00%	08/01/11		268	283,745
American Tower Corp., Sr. Unsec’d. Notes	Ba2	7.50%	05/01/12		750	778,125
Cincinnati Bell, Inc., Gtd. Notes(a)	Ba3	7.25%	07/15/13		1,525	1,582,187
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%	01/15/14		2,700	2,760,750
Citizens Communications Co., Bonds, 144A	Ba2	7.125%	03/15/19		1,650	1,633,500
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)	B3	9.75%	05/01/13		1,800	1,863,000
Intelsat Bermuda Ltd., Gtd. Notes	B2	8.625%	01/15/15		3,480	3,723,600
Intelsat Bermuda Ltd., Sr. Notes	B2	8.25%	01/15/13		2,000	2,085,000

Intelsat Corp., Gtd. Notes	B2	9.00%	08/15/14-06/15/16		2,513	2,752,197
Nextel Communications, Inc., Gtd. Notes	Baa3	7.375%	08/01/15		500	517,634
Nextel Communications, Inc., Gtd. Notes(a)	Baa3	7.375%	08/01/15		3,650	3,775,191
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.25%	05/01/16	EUR	500	728,035
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.875%	05/01/16		2,500	2,675,000
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	10.125%	07/15/13		925	1,015,188
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	10.75%	07/15/16		525	582,750
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.50%	02/15/14		2,300	2,369,000
Qwest Corp., Debs.	Ba1	7.20%	11/10/26		3,700	3,746,250
Qwest Corp., Debs.(a)	Ba1	7.50%	06/15/23		6,600	6,707,250
Qwest Corp., Notes	Ba1	8.875%	03/15/12		1,750	1,933,750
Rogers Wireless, Inc., Gtd. Notes (Canada)	Baa3	7.50%	03/15/15		1,050	1,137,938
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%	02/01/10		2,080	2,194,400
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14		2,750	2,942,500
Wind Acquisition Finance SA, Sec’d. Notes (Luxembourg)	B2	9.75%	12/01/15	EUR	1,000	1,527,084
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15		4,000	4,580,000
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16		745	814,844

						54,708,918

Textiles & Apparel — 0.5%
Quicksilver, Inc., Gtd. Notes(a)	Ba3	6.875%	04/15/15		3,365	3,171,513

Tobacco — 0.7%
Reynolds American, Inc., Gtd. Notes	Ba2	7.625%	06/01/16		3,600	3,829,792

Transportation — 0.2%
Horizon Lines LLC, Gtd. Notes	B3	9.00%	11/01/12		1,300	1,365,000

TOTAL CORPORATE BONDS (cost $480,321,848)						491,114,868

	Shares

COMMON STOCKS
Chemicals
General Chemicals Industry Products	386	107,621

Packaging
Russell-Stanley Holdings, Inc.*(g)	39,000	—

Paper & Forest Products
Pliant Corp.*(g)	5	—

TOTAL COMMON STOCKS (cost $1,377,628)		107,621

PREFERRED STOCKS — 0.1%
Financial Services — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75%	6,200	662,842

Publishing
Ziff Davis Holdings, Inc., Series E, 10.00%(g)	11	216

TOTAL PREFERRED STOCKS (cost $620,005)		663,058

	Units

WARRANTS*
Chemicals
General Chemical Industry Product, Inc., Series A, Expiring 04/30/2011	223	—
General Chemical Industry Product, Inc., Series B, Expiring 04/30/2011	165	—

		—

Metals
ACP Holding Corp., Expiring 10/07/2013(g)	80,488	126,768

Paper
MDP Acquisitions PLC, 144A, Expiring 10/01/2013(g)	900	115,734

Publishing
Advanstar Holdings Corp., Expiring 10/15/2011(g)	1,100	11
Ziff Davis Holdings, Inc., Expiring 08/12/2012(g)	19,800	198

		209

TOTAL WARRANTS (cost $1,003)		242,711

RIGHTS *
Consumer Products - Household & Leisure
Sleepmaster Membership Interests (cost $0)	1,055	—

TOTAL LONG-TERM INVESTMENTS (cost $521,173,856)		531,787,021

SHORT-TERM INVESTMENTS — 34.0%

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 29.5%

Dryden Core Investment Fund - Taxable Money Market Series (cost $170,210,045; includes $149,008,392 of cash collateral for securities on loan)(b)(w)	170,210,045	170,210,045

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER — 4.4%
Rabobank USA	A1+	5.40%	04/02/07	$11,500	11,500,000
UBS Finance	A1+	5.225%	06/20/07	13,900	13,740,471

TOTAL COMMERCIAL PAPER (cost $25,240,623)					25,240,471

U.S. TREASURY OBLIGATION — 0.1%

U.S. Treasury Bill(k)(n) (cost $836,510)		4.955%	06/14/07	845	836,621

TOTAL SHORT-TERM INVESTMENTS (cost $196,287,178)					196,287,137

TOTAL INVESTMENTS—126.0% (cost $717,461,034)(o)					728,074,158
Liabilities in excess of other assets (u) — (26.0)%					(150,242,269)

NET ASSETS — 100.0%					$577,831,889

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

EUR	Euro Dollar

GBP	British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $145,118,990; cash collateral of $149,008,392 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and / or principal repayment,where applicable. Non-Income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2007, 5 securities representing $107,621 and 0.02% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1.000 par.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized (Depreciation)

Long Positions:
361	90 Day Euro Dollar	Dec 07	$86,048,863	$85,850,313	$(198,550)
337	90 Day Sterling	Mar 08	78,220,182	78,128,997	(91,185)

					$(289,735)

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Euros,
Expiring 04/04/07	EUR	2,009	$2,688,115	$2,688,115	$—
Expiring 04/26/07	EUR	2,009	2,675,277	2,686,619	11,342

			$5,363,392	$5,374,734	$11,342

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros,
Expiring 04/26/07	EUR	7,052	$9,425,711	$9,430,581	$(4,870)
Expiring 04/26/07	EUR	21,183	28,313,220	28,297,199	16,021
Expiring 04/26/07	EUR	2,009	2,690,861	2,690,861	—
Pound Sterling,
Expiring 04/05/07	GBP	697	1,362,259	1,371,572	(9,313)
Expiring 04/05/07	GBP	782	1,533,893	1,538,855	(4,962)

			$43,325,944	$43,329,068	$(3,124)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation

UBS AG(1)(g)	12/19/08	$1,600,000	5.00%	3 Month LIBOR	$1,206

(1)	Porfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.(1)(g)	03/20/12	$1,000,000	1.05%	Chesapeake Energy Corp., 6.875%, due 01/15/16	$714
Barclays Bank PLC(1)(g)	02/20/12	$3,000,000	0.90%	Federal Republic of Brazil, 12.25%, due 03/06/30	13,146
Barclays Bank PLC(1)(g)	09/20/11	$5,000,000	3.87%	Ford Motor Credit Corp., 7.00%, due 10/01/13	140,835
Credit Suisse International(1)(g)	06/20/07	$2,650,000	0.70%	Ford Motor Credit Corp., 7.00%, due 10/01/13	2,948
Citigroup, Inc.(1)	03/20/12	$1,800,000	1.03%	GMAC LLC, 6.875%, due 08/02/12	(54,866)
Citigroup, Inc.(1)	03/20/12	$2,000,000	1.60%	GMAC LLC, 6.875%, due 08/02/12	(13,521)
Citigroup, Inc.(1)	03/20/12	$4,000,000	1.05%	GMAC LLC, 6.875%, due 08/02/12	(118,721)
JP MorganChase Bank(1)	02/20/12	$4,000,000	0.77%	JSC “GAZPROM”	3,411
Royal Bank of Scotland PLC(1)	03/20/12	$3,000,000	1.10%	Republic of Indonesia, 6.75%, due 03/10/14	(9,750)
Duetsche Bank AG(1)(g)	06/20/07	$2,000,000	0.44%	Russian Federation, 5.00%, due 03/31/30	3,834
Credit Suisse International(1)	03/20/12	$1,000,000	2.85%	Solectron Global, 8.00%, due 03/15/16	(37,843)

					$(69,813)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.1%

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Federal National Mortgage Assoc.	Aaa	6.00%		03/01/36	$9,125	$9,193,188
Federal National Mortgage Assoc.	Aaa	6.50%		06/01/36	4,128	4,211,100

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $13,262,385)						13,404,288

CONVERTIBLE BONDS — 15.9%

Aerospace/Defense — 1.3%
EDO Corp., Sr. Sub. Notes	NR	4.00%		11/15/25	2,250	2,289,375
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%		08/01/35	2,000	2,145,000
Lockheed Martin Corp., Sr. Unsec’d. Notes, (3.018% until 8/15/08)	Baa1	5.11	%(v)	08/15/33	2,500	3,465,325

						7,899,700

Agriculture — 0.3%
Archer-Daniels-Midland Co., Sr. Notes, 144A(g)	A(d)	0.875%		02/15/14	1,500	1,545,000

Building & Construction — 0.6%
Fluor Corp., Sr. Notes	A3	1.50%		02/15/24	2,250	3,659,062

Computer Services & Software — 0.3%
Intel Corp., Jr. Sub. Notes(a)	A-(d)	2.95%		12/15/35	2,000	1,730,000

Consulting Services — 0.4%
FTI Consulting, Inc., Sr. Sub. Notes	B1	3.75%		07/15/12	2,000	2,587,500

Electronics — 1.0%
Cypress Semiconductor Corp., Sr. Notes, 144A(g)	B-(d)	1.00%		09/15/09	550	554,812
Flir Systems, Inc., Sr. Notes	NR	3.00%		06/01/23	1,750	2,944,375
Millipore Corp., Sr. Notes	NR	3.75%		06/01/26	2,500	2,681,250

						6,180,437

Energy — 0.4%
Quicksilver Resources, Inc., Bonds	NR	1.875%		11/01/24	1,500	2,178,750

Financial - Bank & Trust — 0.1%
BNP Paribas, Notes(g)	Aa2	6.70%		12/14/07	575	613,468

Financial Services — 0.7%
Lehman Brothers Holdings, Inc., Notes	A1	0.45%		12/27/13	2,500	2,535,000
Morgan Stanley, Notes, 144A(g)	Aa3	1.00%		03/30/12	1,300	1,710,800

						4,245,800

Health Services — 0.6%
Invitrogen Corp., Sr. Unsec’d. Notes	NR	3.25%		06/15/25	2,500	2,465,625
Manor Care, Inc., Sr. Notes (1.88% until 08/01/10)	Baa3	1.875	%(v)	08/01/35	1,000	1,270,000

						3,735,625

Healthcare Services — 0.2%
Amgen Inc., Sr. Unsec’d. Notes	A2	0.125%		02/11/11	1,500	1,370,625

Hotels — 0.5%
Hilton Hotels Corp., Sr. Notes	Ba1	3.375%		04/15/23	1,750	2,845,938

Integrated Energy — 0.4%
Devon Energy Corp., Debs.	Baa2	4.90%		08/15/08	1,750	2,439,063

Machinery — 0.5%
Roper Industries, Inc., Bonds (1.48% until 01/15/09)	B1	Zero	(v)	01/15/34	4,500	3,161,250

Media - Broadcasting — 0.5%
Sinclair Broadcast Group, Inc., Bonds	NR	6.00%		09/15/12	2,000	1,947,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes (4.875% until 01/15/11)	B2	2.00	%(v)	07/15/18	1,000	983,750

						2,931,250

Media - Diversified — 0.2%
Walt Disney Co. (The), Sr. Unsec’d. Notes	A3	2.125%		04/15/23	1,000	1,208,750

Metals/Mining Excluding Steel — 0.4%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%		10/15/23	2,000	2,545,000

Oil Field Equipment & Services — 0.8%
Hanover Compress Co., Sr. Notes	B3	4.75%		01/15/14	1,250	2,051,562
Schlumberger Ltd., Sr. Unsec’d. Notes	A1	1.50%		06/01/23	1,400	2,686,250

						4,737,812

Pharmaceuticals — 1.4%
CV Therapeutics, Inc., Sr. Sub. Notes	NR	3.25%		08/16/13	2,000	1,492,500
deCODE Genetics, Inc., Sr. Notes	NR	3.50%		04/15/11	850	582,250
Genzyme Corp., Sr. Unsec’d. Notes	BBB(d)	1.25%		12/01/23	2,250	2,311,875
MGI Pharma, Inc., Sr. Sub. Notes (1.682% until 03/02/11)	NR	Zero	(v)	03/02/24	3,000	2,088,750
Wyeth, Sr. Unsec’d. Notes	A3	4.877	%(c)	01/15/24	2,000	2,132,400

						8,607,775

Printing & Publishing — 0.2%
Omnicom Group, Inc., Sr. Notes	Baa1	Zero		07/01/38	1,000	1,077,500

Railroads — 0.8%
CSX Corp., Debs.	Baa2	Zero		10/30/21	3,500	4,991,875

Software — 0.9%
Cadence Design Systems, Inc., Sr. Notes, 144A(g)	NR	1.375%		12/15/11	575	649,031
Electronic Data Systems Corp., Sr. Notes	Ba1	3.875%		07/15/23	2,500	2,631,250
Symantec Corp., Sr. Notes	NR	0.75%		06/15/11	1,750	1,874,688

						5,154,969

Support-Services — 0.6%
CRA International, Inc., Sub. Debs.	NR	2.875%		06/15/34	2,500	3,643,750

Telecom - Integrated/Services — 0.3%
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	1,000	1,653,750

Telecom - Wireless — 1.0%
Nextel Communications, Inc., Gtd. Notes	Baa3	5.25%		01/15/10	1,000	992,500
Nextel Communications, Inc., Gtd. Notes(a)	Baa3	7.375%		08/01/15	5,000	5,171,495

						6,163,995

Telecommunications — 1.5%
Comverse Technology, Inc., Sr. Unsec’d. Notes	BB-(d)	Zero		05/15/23	1,250	1,560,938
Liberty Media Corp. LLC, Sr. Notes	Ba2	3.50%		01/15/31	1,256	1,229,384
Liberty Media Corp. LLC, Debs.	Ba2	3.25%		03/15/31	4,000	3,345,000
LSI Corp., Sub. Notes	B+(d)	4.00%		05/15/10	2,500	2,678,125

						8,813,447

TOTAL CONVERTIBLE BONDS (cost $85,339,471)						95,722,091

CORPORATE OBLIGATIONS — 66.1%

Aerospace — 0.3%
Hawker Beechcraft Acquistion Co. LLC, Sr. Notes, 144A(g)	B3	8.50%		04/01/15	1,725	1,791,844

Aerospace/Defense — 1.1%
DRS Technologies, Inc., Gtd. Notes	B3	6.875%		11/01/13	2,000	2,020,000
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.125%		01/15/14	4,000	3,930,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	700	689,500

						6,639,500

Apparel & Textile — 0.4%
INVISTA, Notes, 144A(g)	Ba3	9.25%		05/01/12	2,250	2,396,250

Auto Loans — 1.5%
Ford Motor Credit Co., Sr. Notes(a)	B1	7.25%		10/25/11	3,250	3,158,685
Ford Motor Credit Co., Unsec’d. Notes	B1	7.375%		10/28/09	2,200	2,195,956

General Motors Acceptance Corp. LLC, Notes	Ba1	7.25%		03/02/11	3,675	3,695,279

						9,049,920

Automotive — 1.2%
Ford Capital BV, Debs.	Caa1	9.50%		06/01/10	1,000	1,000,000
General Motors Corp., Notes(a)	Caa1	7.20%		01/15/11	4,235	4,023,250
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	8.375%		07/15/33	550	493,625
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	1,600	1,724,000

						7,240,875

Automotive Parts & Equipment — 1.0%
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	Caa1	8.375%		12/15/14	2,000	1,675,000
Lear Corp., Gtd. Notes	B3	8.50%		12/01/13	1,350	1,304,437
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	978,500
Tenneco, Inc., Gtd. Notes(a)	B3	8.625%		11/15/14	1,000	1,042,500
TRW Automotive, Inc., Gtd. Notes, 144A(g)	Ba3	7.25%		03/15/17	1,050	1,029,000

						6,029,437

Beverages — 0.1%
Cerveceria Nacional Dominicana C por A, Bonds, 144A(g)	B1	8.00%		03/27/14	675	686,813

Building & Construction — 0.6%
Beazer Homes USA, Inc., Sr. Notes(a)	Ba1	6.50%		11/15/13	1,500	1,340,625
Standard-Pacific Corp., Sr. Notes(a)	Ba3	7.00%		08/15/15	2,000	1,785,000
William Lyon Homes, Inc., Gtd. Notes	B3	10.75%		04/01/13	750	723,750

						3,849,375

Building Materials — 0.5%
Associated Materials, Inc., Zero Coupon (until 03/01/09), Sr. Disc Notes, 144A	Caa2	11.25	%(v)	03/01/14	900	632,250
Belden CDT, Inc., Sr. Sub. Notes, 144A(g)	Ba2	7.00%		03/15/17	500	510,011
Interline Brands, Inc., Sr. Sub. Notes(a)	B3	8.125%		06/15/14	2,000	2,065,000

						3,207,261

Building Materials - Fixtures & Fittings — 0.1%
NTK Holdings, Inc., Zero Coupon (until 09/01/09) Sr. Disc. Notes(a)	Caa1	10.75	%(v)	03/01/14	825	598,125

Cable Television — 1.8%
CCH I Holdings LLC, Zero Coupon, Gtd. Notes(a)	Caa3	11.75%		05/15/14	2,575	2,465,562
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d. Notes	Caa2	11.00%		10/01/15	5,600	5,810,000
CIE Gen Geophysique, Gtd. Notes	Ba3	7.75%		05/15/17	275	286,688
General Cable Corp., Sr. Notes, 144A(a)(g)	B1	7.125%		04/01/17	650	654,062
Umbrella Acquisition, Sr. Notes, 144A(g)	B3	9.75%		03/15/15	1,500	1,494,375

						10,710,687

Chemicals — 4.1%
Airgas, Inc., Gtd. Notes	Ba2	6.25%		07/15/14	1,600	1,584,000
Equistar Chemicals LP, Debs.	B1	7.55%		02/15/26	3,500	3,456,250
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	2,500	2,500,000
Huntsman LLC, Gtd. Notes	Ba3	11.50%		07/15/12	660	737,550
Ineos Group Holdings, PLC., Sr. Sub. Notes, 144A(a)(g) (United Kingdom)	B2	8.50%		02/15/16	3,000	2,872,500
Lyondell Chemical Co., Gtd. Notes	B1	8.00%		09/15/14	2,000	2,095,000
MacDermid, Inc., Sr. Sub. Notes, 144A(g)	Caa1	9.50%		04/15/17	525	538,125
Mosaic Co. (The), Sr. Notes, 144A(g)	B1	7.375%		12/01/14	425	443,063
Mosaic Global Holdings, Inc., Notes	B2	7.30%		01/15/28	1,450	1,355,750
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13	2,725	2,895,312
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)(a)	Ba3	6.50%		01/15/12	2,375	2,262,187
Rhodia SA, Sr. Unsec’d. Notes	B3	8.875%		06/01/11	1,472	1,534,560

Rockwood Specialties Group, Inc., Gtd. Notes(a)	B3	7.50%	11/15/14	2,500	2,537,500

					24,811,797

Clothing & Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%	04/01/16	500	537,500

Commercial Services — 0.2%
FTI Consulting, Inc., Gtd. Notes	Ba2	7.75%	10/01/16	900	945,000

Computer Services & Software — 0.3%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	1,500	1,620,000

Construction — 0.1%
Ply Gem Industries, Inc., Sr. Sub. Notes(a)	Caa1	9.00%	02/15/12	875	763,438

Consumer Products & Services — 1.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Sr. Notes, 144A(g)	Ba3	7.625%	05/15/14	2,000	2,040,000
Elizabeth Arden, Inc., Gtd. Notes(a)	B1	7.75%	01/15/14	4,250	4,335,000
Playtex Products, Inc., Gtd. Notes	Caa1	9.375%	06/01/11	2,250	2,325,937
Vitro SA de CV, Sr. Unsec’d. Notes, 144A(g)	B2	9.125%	02/01/17	875	896,875

					9,597,812

Diversified Capital Goods — 1.1%
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.375%	11/15/14	2,000	1,960,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	2,750	2,860,000
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%	12/15/13	2,000	2,025,000

					6,845,000

Electric - Generation — 1.4%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16	2,750	2,860,000
Mission Energy Holding Co., Sec’d. Notes	B2	13.50%	07/15/08	750	817,500
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	3,225	3,406,406
Reliant Energy, Inc., Sec’d. Notes	B2	9.50%	07/15/13	1,400	1,524,250

					8,608,156

Electric - Integrated — 1.9%
Duke Energy Corp., Sr. Notes, Series B	A3	5.375%	01/01/09	2,500	2,506,237
Midwest Generation LLC, Sec’d. Notes	Ba2	8.75%	05/01/34	1,500	1,627,500
Nevada Power Co., General Refinance Mortgage	Ba1	5.875%	01/15/15	1,700	1,714,066
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	519,205
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	2,500	2,700,000
Virginia Electric & Power Co., Notes	Baa1	4.50%	12/15/10	2,400	2,346,818

					11,413,826

Electronic Components & Equipment — 0.4%
NXP BV/NXP Funding LLC, Sec’d. Notes, 144A(g)	Ba2	7.825%	10/15/14	2,475	2,555,438

Electronics — 0.6%
Freescale SemiConductor, Inc., Sr. Notes, 144A(a)(g)	B1	8.875%	12/15/14	3,550	3,554,438

Energy — 0.7%
Complete Production Services, Inc., Sr. Notes, 144A(g)	B2	8.00%	12/15/16	1,150	1,178,750
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16-01/15/17	2,775	2,850,344

					4,029,094

Energy - Exploration & Production — 2.4%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	6.25%	01/15/18	2,000	1,975,000
Chesapeake Energy Corp., Sr. Notes(a)	Ba2	7.00%	08/15/14	2,500	2,575,000
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	2,100	2,100,000
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	2,000	1,980,000
Kerr-McGee Corp., Sec’d. Notes(a)	Baa3	6.95%	07/01/24	2,550	2,686,619
Mirant North America LLC, Gtd. Notes	B2	7.375%	12/31/13	1,750	1,793,750
Quicksilver Resources, Inc., Gtd. Notes	B1	7.125%	04/01/16	500	492,500
Range Resources Corp., Sr. Sub. Notes	B1	7.375%	07/15/13	1,025	1,046,781

					14,649,650

Energy Exploration — 0.5%
Pogo Producing Co., Sr. Sec’d. Notes	B1	6.625%	03/15/15	2,855	2,783,625

Environmental — 1.4%
Aleris International, Inc., Sr. Sub. Notes, 144A(g)	Caa1	10.00%	12/15/16	2,000	2,090,000
Allied Waste North America, Sec’d. Notes(a)	B1	6.125%	02/15/14	3,000	2,917,500
Allied Waste North America, Sr. Notes	B1	7.875%	04/15/13	3,500	3,631,250

					8,638,750

Financials — 0.2%
Ashtead Capital, Inc., Notes, 144A(g)	B3	9.00%	08/15/16	1,175	1,251,375

Food & Drug Retailers — 1.1%
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	1,000	1,040,000
Rite Aid Corp., Unsec’d. Notes	B3	8.125%	05/01/10	2,500	2,568,750
Stater Brothers Holdings, Sr. Notes(a)	B1	8.125%	06/15/12	1,975	2,034,250
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B1	7.50%	11/15/14	1,100	1,146,750

					6,789,750

Food - Wholesale — 0.5%
Dole Foods Co., Inc., Debs.(a)	Caa1	8.75%	07/15/13	3,000	2,887,500

Forestry/Paper — 1.8%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)(a)	B3	8.55%	08/01/10	2,500	2,531,250
Buckeye Technologies, Inc., Sr. Sub. Notes	Caa1	8.00%	10/15/10	2,500	2,487,500
Graphic Packaging International Corp., Sr. Unsec’d. Notes	B3	9.50%	08/15/13	1,375	1,462,656
JSG Funding PLC, Sr. Sub. Notes(a)	B2	7.75%	04/01/15	2,500	2,550,000
Smurfit-Stone Container Corp., Sr. Notes, 144A(g)	B3	8.00%	03/15/17	1,000	977,500
Tembec Industries, Inc., Gtd. Notes (Canada)(a)	Ca	7.75%	03/15/12	1,700	1,032,750

					11,041,656

Gaming — 4.3%
Boyd Gaming Corp., Sr., Sub. Notes	Ba3	7.125%	02/01/16	2,000	1,960,000
Caesars Entertainment Inc., Sr. Unsec’d. Notes	Baa3	7.50%	09/01/09	350	365,750
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00%	03/15/12	1,250	1,303,125
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B1	7.00%	03/01/14	5,000	4,900,000
Las Vegas Sands Corp., Gtd. Notes(a)	B2	6.375%	02/15/15	3,500	3,342,500
MGM Mirage, Sr. Notes	Ba2	6.75%	09/01/12	3,000	2,981,250
River Rock Entertainment Authority, Sec’d. Notes	B2	9.75%	11/01/11	2,005	2,135,325
Scientific Games Corp., Gtd. Notes	Ba3	6.25%	12/15/12	1,525	1,494,500
Seneca Gaming Corp., Sr. Notes	Ba2	7.25%	05/01/12	1,500	1,509,375
Snoqualmie Entertainment Authority, Sec’d. Notes, 144A(g)	B3	9.125%	02/01/15	1,075	1,108,594
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	1,000	920,000
Turning Stone Resort Casino Enterprise, Sr. Notes, 144A(g)	B1	9.125%	12/15/10-09/15/14	2,450	2,492,375
Wynn Las Vegas Capital Corp. LLC, First Mortgage(a)	B1	6.625%	12/01/14	1,600	1,584,000

					26,096,794

Gas Distribution — 2.0%
Ferrellgas Escrow LP, Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	3,500	3,430,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	2,000	2,100,000
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%	11/01/14	2,000	1,940,000
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	499,978
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.875%	09/01/21	2,750	3,025,000
Williams Partners LP/Williams Partners Finance Corp., Bonds, 144A(g)	Ba3	7.25%	02/01/17	925	978,187

					11,973,165

Health Services — 3.9%
Advanced Medical Optics, Inc., Sr. Sub. Note, 144A(g)	B1	7.50%	05/01/17	1,350	1,360,125
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	2,500	2,450,000
Ameripath, Inc., Gtd. Notes	B3	10.50%	04/01/13	2,500	2,675,000

Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	2,500	2,425,000
CDRV Investors, Inc., Zero Coupon (until 1/01/10), Sr. Unsec’d. Notes	Caa1	9.625	%(v)	01/01/15	3,250	2,795,000
Centene Corp., Sr. Notes, 144A(g)	Ba3	7.25%		04/01/14	400	402,000
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa2	10.25%		06/01/14	875	929,688
HCA, Inc., Sr. Unsec’d. Notes(a)	Caa1	6.375%		01/15/15	5,000	4,268,750
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%		07/01/14	2,000	2,020,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%		04/01/13	1,500	1,472,116
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes(a)	Caa1	9.00%		10/01/14	2,500	2,531,250

						23,328,929

Healthcare Services — 0.8%
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%		07/15/15	2,975	3,019,625
Select Medical Corp., Gtd. Notes(a)	B3	7.625%		02/01/15	1,100	990,000
Sun Healthcare Group, Inc., Sr. Sub. Notes, 144A(g)	B3	9.125%		04/15/15	800	820,000

						4,829,625

Hotels — 1.1%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%		06/01/11	1,200	1,285,500
Host Marriott LP, Sr. Notes	Ba1	7.00%		08/15/12	5,000	5,093,750

						6,379,250

Leisure — 0.9%
Gaylord Entertainment Co., Gtd. Notes	B3	6.75%		11/15/14	1,750	1,704,062
Gaylord Entertainment Co., Sr. Notes	B3	8.00%		11/15/13	3,500	3,583,125

						5,287,187

Machinery — 0.7%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%		02/15/17	2,500	2,643,750
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,500	1,582,500

						4,226,250

Media — 0.2%
Idearc, Inc., Sr. Notes, 144A(g)	B2	8.00%		11/15/16	1,000	1,028,750

Media - Broadcasting — 0.4%
Allbritton Communications Co., Sr. Sub. Notes	B1	7.75%		12/15/12	2,500	2,562,500

Media - Cable — 1.6%
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%		06/15/15	3,200	3,040,000
Echostar DBS Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16	2,200	2,271,500
LIN Television Corp., Sr. Sub. Notes	B1	6.50%		05/15/13	1,000	978,750
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.50%		01/15/13	3,500	3,609,375

						9,899,625

Media - Services — 0.9%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	825	907,500
Interpublic Group of Cos., Inc., Unsec’d. Notes	Ba3	6.25%		11/15/14	640	601,600
Warner Music Group Corp., Sr. Sub. Notes	B2	7.375%		04/15/14	4,000	3,810,000

						5,319,100

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Sr. Unsec’d. Notes	Ba3	8.375%		04/01/17	3,750	4,054,688

Metals/Mining Excluding Steel — 1.6%
Novelis, Inc. Gtd. Notes (Canada)	B2	7.25%		02/15/15	2,250	2,379,375
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%		04/15/16	3,250	3,120,000
SEMCO Energy, Inc., Sr. Notes(a)	Ba2	7.75%		05/15/13	2,500	2,560,557
SEMCO Energy, Inc., Sr. Unsec’d. Notes	Ba2	7.125%		05/15/08	1,500	1,511,639

						9,571,571

Non-Food & Drug Retailers — 0.2%
Brookstone Co., Inc., Gtd. Notes(a)	Caa1	12.00%		10/15/12	1,000	1,045,000

Oil & Gas — 0.4%
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%		11/01/16	500	526,250
Tesoro Corp., Gtd. Notes	Ba1	6.25%		11/01/12	2,000	2,027,500

						2,553,750

Oil Field Equipment & Services — 0.9%
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%		11/01/14	1,601	1,633,020
Grant Prideco, Sr. Unsec’d. Notes(a)	Ba1	6.125%		08/15/15	1,500	1,488,750
Hanover Compressor Co., Gtd. Notes	B2	8.625%		12/15/10	1,000	1,050,000
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%		07/15/14	1,000	1,025,000

						5,196,770

Packaging — 1.7%
Berry Plastics Holding Corp., Sec’d. Notes	B3	8.875%		09/15/14	3,000	3,067,500
Crown Cork & Seal Co., Inc., Debs.(a)	B2	7.375%		12/15/26	4,500	4,252,500
Owens Brockway Glass Containers, Inc., Gtd. Notes(a)	Ba2	8.875%		02/15/09	2,198	2,241,960
Solo Cup Co., Sr. Sub. Notes Gtd. Notes(a)	Caa2	8.50%		02/15/14	600	513,750

						10,075,710

Paper & Forest Products — 1.5%
Bowater, Inc., Debs.	B3	9.50%		10/15/12	2,000	2,040,000
Bowater, Inc., Unsec’d. Notes(a)	B3	6.50%		06/15/13	1,700	1,534,250
Catalyst Paper Corp., Sr. Unsec’d. Notes (Canada)	B2	7.375%		03/01/14	2,075	2,007,562
Domtar, Inc., Notes.	B2	7.875%		10/15/11	2,500	2,618,750
Rock-Tenn Co., Sr. Unsec’d. Notes	Ba3	8.20%		08/15/11	975	1,033,500

						9,234,062

Pharmaceuticals — 0.3%
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75%		02/01/15	1,951	2,033,918

Printing & Publishing — 0.9%
Clarke American Corp., Gtd. Notes	B3	11.75%		12/15/13	1,375	1,588,125
R.H. Donnelley Corp., Sr. Notes(a)	B3	8.875%		01/15/16	2,750	2,921,875
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	6.875%		01/15/13	1,250	1,215,625

						5,725,625

Restaurants — 0.6%
Denny’s Corp./Denny’s Holdings, Inc., Gtd. Notes	B3	10.00%		10/01/12	2,200	2,345,750
Landry’s Restaurants, Inc., Gtd. Notes(a)	B1	7.50%		12/15/14	1,500	1,477,500

						3,823,250

Retail & Merchandising — 0.3%
Linens’ n Things, Inc., Gtd. Notes(a)	B3	10.999	%(c)	01/15/14	750	701,250
Michaels Stores, Inc., Sr. Notes, 144A(a)(g)	B2	10.00%		11/01/14	650	695,500
Neiman Marcus Group, Inc., PIK, Gtd. Notes	B2	9.00%		10/15/15	500	547,500

						1,944,250

Retailers — 0.1%
Yankee Acquisition Corp., Sr. Notes, 144A(g)	B3	8.50%		02/15/15	400	405,000

Software/Services — 1.0%
PGS Solutions Inc., Sr. Sub. Notes, 144A(g)	Caa1	9.625%		02/15/15	1,500	1,512,196
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13	3,000	3,217,500
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%		08/15/15	1,000	1,091,250

						5,820,946

Steel Producers/Products — 0.5%
AK Steel Corp., Gtd. Notes	B2	7.75%		06/15/12	750	762,188
Allegheny Ludlum Corp., Debs.	Ba1	6.95%		12/15/25	2,000	2,060,000

						2,822,188

Support-Services — 1.3%
Iron Mountain, Inc., Gtd. Notes(a)	B3	6.625%		01/01/16	2,000	1,930,000
Rental Service Corp., Bonds, 144A(g)	Caa1	9.50%		12/01/14	1,150	1,224,750
United Rentals North America, Inc., Gtd. Notes(a)	B3	7.75%		11/15/13	3,000	3,082,500
Williams Scotsman, Inc., Gtd. Notes	B3	8.50%		10/01/15	1,500	1,571,250

						7,808,500

Telecom - Integrated/Services — 2.5%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	6,500	6,646,250
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10	3,000	3,127,500
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	3,500	3,583,125
Syniverse Technologies, Inc., Gtd. Notes	B1	7.75%		08/15/13	1,750	1,719,375

						15,076,250

Telecom - Wireless — 1.2%
Dobson Communications Corp., Sr. Notes(a)	Caa1	8.875%		10/01/13	2,825	2,909,750
Intelsat Subsidiary Holding Co. Ltd., Sr. Unsec’d. Notes, 144A (Bermuda)(g)	B2	8.25%		01/15/13	1,000	1,042,500
Nextel Partners, Inc., Gtd. Notes	NR	8.125%		07/01/11	1,400	1,462,338
Rural Cellular Corp., Sr. Sub. Notes(a)	Caa2	9.75%		01/15/10	2,000	2,060,000

						7,474,588

Telecommunications — 1.4%
Centennial Communications Corp., Sr. Notes	Caa1	10.00%		01/01/13	1,150	1,240,563
Hellas Telecommunications Luxembourg II, Sub. Notes, 144A(g)	Caa1	11.11	%(c)	01/15/15	1,275	1,310,062
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	1,000	1,052,500
Intelsat Bermuda Ltd., 144A	Caa1	8.872%		01/15/15	1,050	1,071,000
MasTec, Inc., Sr. Notes, 144A(g)	B1	7.625%		02/01/17	500	506,250
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A(g)	B2	8.875%		05/01/16	2,300	2,461,000
Rogers Wireless, Inc., Gtd. Notes (Canada)	Baa3	7.25%		12/15/12	875	935,156

						8,576,531

Textile & Apparel — 0.5%
Quiksilver, Inc., Gtd. Notes(a)	Ba3	6.875%		04/15/15	2,925	2,756,813

Theaters & Entertainment — 0.3%
AMC Entertainment, Inc. Sr. Sub. Notes(a)	B3	8.00%		03/01/14	1,500	1,526,250

Transportation — 1.3%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	3,475	3,309,937
CHC Helicopter Corp., Gtd. Notes (Canada)	B1	7.375%		05/01/14	2,750	2,674,375
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%		12/01/14	1,680	1,589,700

						7,574,012

Utilities — 1.1%
Edison Mission Energy, Sr. Unsec`d. Notes	B1	7.75%		06/15/16	4,000	4,170,000
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(a)	Caa1	9.125%		05/01/31	2,250	2,396,250

						6,566,250

TOTAL CORPORATE OBLIGATIONS (cost $393,931,796)						398,120,989

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.2%
Federal Home Loan Mortgage Corp.		6.00%		04/01/33	2,604	2,624,564
Federal National Mortgage Assoc.		6.00%		05/01/33-12/01/35	21,541	21,709,206
Federal National Mortgage Assoc.		6.50%		05/01/35-05/01/36	12,606	12,859,826

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $37,297,322)						37,193,596

U.S. GOVERNMENT AGENCY OBLIGATION — 1.7%
Federal National Mortgage Assoc. (cost $10,056,823)		6.625%		10/15/07	10,000	10,071,270

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Note(a) (cost $3,075,267)	5.00%	02/15/11	3,000	3,051,444

	Shares

COMMON STOCKS — 0.2%
Beverages — 0.1%
Constellation Brands, Inc.(a)*	26,233	555,615

Telecom - Integrated/Services — 0.1%
Avaya, Inc.*	60,000	708,600

TOTAL COMMON STOCKS (cost $1,572,622)		1,264,215

PREFERRED STOCKS — 5.3%
Agency — 0.1%
Fannie Mae, 5.375%, CVT	6	603,306

Automotive — 0.2%
Ford Motor Co. Capital Trust II, 6.50%, CVT	25,000	894,000

Banking — 0.5%
Marshall & Ilsley Corp., 6.50%, CVT	115,000	3,004,950

Electric - Generation — 0.8%
PNM Resources, Inc., 6.75%, CVT	85,000	4,588,300

Electronics — 0.5%
NRG Energy, 5.75%, CVT	10,000	3,250,500

Energy - Exploration & Production — 0.3%
Chesapeake Energy Corp., 4.50%, CVT	20,000	1,996,600

Financial Services — 0.4%
Morgan Stanley, 7.30%, CVT, 144A(g)	32,000	564,480
Morgan Stanley, 9.50%, CVT, 144A(g)	30,000	1,987,800

		2,552,280

Insurance — 0.6%
MetLife, Inc., 6.375%, CVT	120,000	3,840,000

Integrated Energy — 0.7%
Williams Cos., Inc., 5.50%, CVT	30,000	4,012,500

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT	8,500	908,735

Oil & Gas — 0.5%
El Paso Corp., 4.99%, CVT	2,430	3,087,011

Pharmaceuticals — 0.5%
Schering-Plough Corp., 6.00%, CVT(a)	50,000	2,942,500

TOTAL PREFERRED STOCKS (cost $28,008,757)		31,680,682

TOTAL LONG-TERM INVESTMENTS (cost $572,544,443)		590,508,575

SHORT-TERM INVESTMENTS — 21.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 21.3%

Dryden Core Investment Fund - Taxable Money Market Series (cost $128,542,085; includes $115,416,089 of cash collateral for securities on loan)(b)(w)	128,542,085	128,542,085

TOTAL INVESTMENTS—119.4% (cost $701,086,528)	719,050,660
Liabilities in excess of other assets — (19.4)%	(116,810,694)

NET ASSETS — 100.0%	$602,239,966

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $112,226,389; cash collateral of $115,416,089 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 85.0%

ASSET-BACKED SECURITIES — 12.4%

ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	5.40	%(c)	10/25/36	$4,280	$4,278,971
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	5.38	%(c)	10/25/36	7,062	7,061,940
ACE Securities Corp., Series 2006-NC3, Class A2A	Aaa	5.37	%(c)	12/25/36	2,483	2,484,681
American Express Credit Account Master Trust, Series 2005-3, Class A	Aaa	5.32	%(c)	01/18/11	22,330	22,303,441
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	5.37	%(c)	09/25/36	2,457	2,455,651
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	5.595	%(c)	09/25/34	2,801	2,799,365
Bear Stearns Asset Backed Securities, Inc., Series 2006-AQ1, Class 2A1	Aaa	5.40	%(c)	12/25/36	2,949	2,947,881
Chase Credit Card Master Trust, Series 2003-2, Class A	Aaa	5.43	%(c)	07/15/10	8,330	8,340,280
Chase Credit Card Master Trust, Series 2003-6, Class A	Aaa	5.43	%(c)	02/15/11	9,300	9,318,112
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2	Aaa	5.28%		10/15/09	13,200	13,202,685
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class A1	Aaa	5.37	%(c)	11/25/36	2,898	2,900,167
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class A1A	Aaa	5.39	%(c)	01/25/36	1,355	1,355,538
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A1	Aaa	5.36	%(c)	08/25/36	5,012	5,011,431
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1	Aaa	5.37	%(c)	07/25/46	7,699	7,699,813
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	5.43	%(c)	10/25/46	6,033	6,032,246
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	5.37	%(c)	10/25/36	2,573	2,571,593
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	5.37	%(c)	12/25/36	4,344	4,362,405
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	5.37	%(c)	12/25/36	33,445	33,424,124
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	5.39	%(c)	01/25/46	6,207	6,205,766
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	5.40	%(c)	06/25/37	5,373	5,370,243
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aaa	5.42	%(c)	09/25/37	15,000	15,000,000
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	5.38	%(c)	11/25/36	6,253	6,252,994
Daimler Chrysler Auto Trust, Series 2006-D, Class A1, 144A	AAA(d)	5.329%		12/08/07	2,031	2,030,637
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	5.69	%(c)	05/25/40	5,241	5,251,662
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	5.56	%(c)	06/25/32	3,901	3,901,007
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF12, Class A2A	Aaa	5.41	%(c)	11/25/36	1,296	1,296,879
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	5.37	%(c)	11/25/36	9,537	9,535,804
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aaa	5.39	%(c)	02/27/37	3,397	3,396,988
Fremont Home Loan Trust, Series 2006-A, Class 2A1	Aaa	5.37	%(c)	05/25/36	2,763	2,762,305
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	5.38	%(c)	01/25/37	4,724	4,720,695
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Aaa	5.36	%(c)	08/25/36	2,492	2,492,465
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	5.39	%(c)	03/20/36	6,163	6,161,030
Honda Auto Receivables Owner Trust, Series 2007-1, Class A1(d)	A-1+	5.322%		03/18/08	14,339	14,336,411

HSI Asset Securitization Corp., Series 2006-HE2, Class 2A1	Aaa	5.37	%(c)	12/25/36		3,696	3,695,634
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	5.38	%(c)	04/25/37		4,522	4,519,598
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	5.37	%(c)	10/25/36		27,062	27,039,690
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa	5.37	%(c)	08/25/36		2,541	2,540,996
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa	5.40	%(c)	11/25/46		8,519	8,516,766
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	5.39	%(c)	05/25/46		2,784	2,782,807
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	5.60	%(c)	10/25/34		897	897,828
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa	5.38	%(c)	11/25/36		6,706	6,705,579
Merrill Lynch Mortgage Investors Trust, Inc., Series 2006-FF1, Class A2A	Aaa	5.39	%(c)	08/25/36		26,791	26,778,285
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	5.37	%(c)	10/25/36		2,873	2,871,847
Morgan Stanley ABS Captial I, Series 2006-NC5, Class A2A	Aaa	5.36	%(c)	10/25/36		3,030	3,028,409
Nelnet Student Loan Trust, Series 2006-3, Class A1	Aaa	5.146	%(c)	09/25/12		5,061	5,058,971
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1	Aaa	5.39	%(c)	03/25/36		5,118	5,119,049
Nissan Auto Lease Trust, Series 2006-A, Class A1	P-1	5.347%		12/14/07		1,653	1,653,437
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	5.632	%(c)	10/25/34		14,645	14,658,577
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	5.40	%(c)	10/25/36		6,774	6,773,416
Residential Asset Securites Corp., Series 2006-KS6, Class A1	Aaa	5.36	%(c)	08/25/36		3,629	3,629,570
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	5.39	%(c)	11/25/36		7,013	7,013,922
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa	5.39	%(c)	02/25/37		15,489	15,486,577
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa	5.43	%(c)	02/25/30		13,900	13,904,350
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	5.38	%(c)	11/25/36		3,833	3,831,647
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Aaa	5.38	%(c)	12/25/36		1,151	1,150,787
SLM Student Loan Trust, Series 2003-11, Class A7	Aaa	3.80%		12/15/38		28,500	27,800,610
SLM Student Loan Trust, Series 2006-3, Class A2	Aaa	5.36	%(c)	01/25/16		5,183	5,183,651
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa	5.37	%(c)	09/01/36		5,509	5,509,125
Structured Asset Securities Corp., Series 2005-WF3, Class A1	AAA(d)	5.42	%(c)	07/25/35		1,802	1,802,097
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	5.37	%(c)	11/25/36		7,502	7,501,216
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	5.37	%(c)	01/25/37		5,371	5,370,299

TOTAL ASSET-BACKED SECURITIES (cost $447,965,382)							448,089,950

BANK LOANS — 0.1%

Freeport-McMoRan Copper, Term B(g)	Baa-	2.00%		03/19/14		1,000	1,002,957
JSG Packaging, Term C (Ireland)	B+(d)	6.73%		01/12/14	EUR	163	219,803
JSG Packaging, Term C (Ireland)	B+(d)	6.76%		01/12/14	EUR	108	146,535
JSG Packaging, Term C (Ireland)	B+(d)	6.84%		11/29/14	EUR	396	534,853
JSG Packaging, Term C (Ireland)	B+(d)	6.86%		01/12/14	EUR	122	165,307
JSG Packaging, Term C (Ireland)	B+(d)	6.90%		01/12/14	EUR	211	284,929

TOTAL BANK LOANS (cost $2,211,890)							2,354,384

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34		3,166	3,030,592

American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45	2,353	2,315,921
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.113	%(c)	05/25/35	3,378	3,321,183
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	580	586,046
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	5.336	%(c)	01/25/33	812	816,900
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class A-1	Aaa	5.624	%(c)	02/25/33	582	580,850
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1	Aaa	5.393	%(c)	05/25/35	4,998	4,984,073
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa	5.48	%(c)	02/25/36	6,800	6,805,170
Commercial Mortgage Pass Through Certificate, Series 1999-1, Class A2	Aaa	6.455%		09/15/08	6,172	6,239,974
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	5.50	%(c)	01/25/46	5,400	5,392,617
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A(c)	Aaa	5.25%		02/20/36	1,310	1,304,207
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	1,203	1,227,181
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	396	411,544
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	388	406,784
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	119	123,540
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	275	277,189
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%		05/25/16	586	578,383
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	9,153	8,970,556
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	297	289,373
Fannie Mae, Series 2006-118, Class 1A	Aaa	5.38%		12/25/36	3,743	3,738,177
FHLMC Structured Pass Through Securities, Series T-63, Class 1A1	Aaa	6.133	%(c)	02/25/45	606	608,127
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	2,867	2,973,936
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	7,794	8,001,975
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	592	597,444
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,264,902
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,201,120
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	509,031
Freddie Mac, Series 2724, Class PT	Aaa	3.75%		05/15/16	476	470,675
Freddie Mac, Series 2728, Class TC	Aaa	4.00%		02/15/23	1,060	1,046,485
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	882,841
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	530	523,937
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	583,073
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	1,287	1,270,416
Freddie Mac, Series 2759, Class AU	Aaa	3.50%		05/15/19	184	182,577
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	9,841	7,972,940
Freddie Mac, Series 2786, Class PA	Aaa	3.50	%(c)	10/15/10	23	23,054
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	16,346	16,115,095
Freddie Mac, Series 3149, Class LF	Aaa	5.62	%(c)	05/15/36	4,200	4,218,555
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	5.40	%(c)	10/25/46	7,038	7,038,609
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	5.40	%(c)	01/25/47	7,068	7,067,269
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	3.402	%(c)	06/01/34	7,701	7,738,082
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	5.54	%(c)	05/19/35	1,444	1,446,213
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	5.41	%(c)	12/19/36	12,647	12,656,508
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	6.798	%(c)	01/25/32	55	55,251
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	5.41	%(c)	11/25/46	4,875	4,867,850
Prime Mortgage Trust, Series 2004, Class 1A2	AAA(d)	5.72	%(c)	02/25/34	1,237	1,239,517
Prime Mortgage Trust, Series 2004, Class 2A2	AAA(d)	5.72	%(c)	02/25/19	283	283,743
Residential Accredit Loans, Inc., Series 2005-Q01, Class A1	Aaa	5.62	%(c)	08/25/35	8,278	8,288,041
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA(d)	9.95%		08/01/17	103	103,383
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	6.066	%(c)	02/25/32	111	110,369
Structured Asset Securities Corp., Series 2006-11, Class 1A1	AAA(d)	5.331%		10/25/35	7,003	6,978,030

Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	5.44	%(c)	08/25/36	12,247	12,228,180
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	5.43	%(c)	11/25/11	6,008	6,003,533
Washington Mutual, Inc., Series 2002-AR11, Class A1	Aaa	5.111	%(c)	10/25/32	876	872,596
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	471	471,229
Washington Mutual, Inc., Series 2005-AR13, Class A1	Aaa	5.61	%(c)	11/25/35	1,224	1,225,844
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	38,176	34,374,449
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.95%		03/25/36	5,736	5,694,440

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $221,025,024)						218,589,579

CORPORATE OBLIGATIONS — 23.3%

Airlines
United Air Lines, Inc., Pass-Thru Cert., Series 91A2, 144A(g)(i)	NR	10.02%		03/22/14	887	474,397
United Air Lines, Inc., Equipment Trust, Series 91C, 144A(g)(i)	NR	10.36%		11/13/12	3,792	189,618
United Air Lines, Inc., Equipment Trust, Series 91E, 144A(g)(i)	NR	10.36%		11/27/12	324	17,826

						681,841

Automobile Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.69	%(c)	03/13/09	3,400	3,405,923
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.77	%(c)	03/13/09	4,500	4,513,684
DaimlerChrysler NA Holding Corp., Notes	Baa1	5.81	%(c)	08/03/09	5,100	5,120,793

						13,040,400

Banking
Export Import Bank China, Notes, 144A (China)	A2	4.875%		07/21/15	600	583,798

Beverages — 0.2%
Diageo Capital Co. PLC, Gtd. Notes (United Kingdom)	A3	5.46	%(c)	11/10/08	8,100	8,104,730

Conglomerates — 0.1%
Altria Group, Inc., Debs.	Baa1	7.75%		01/15/27	1,700	2,031,855

Financial - Bank & Trust — 5.7%
ANZ National International Ltd., Notes, 144A	Aa3	5.40	%(c)	08/07/09	12,200	12,191,680
Bank of America Corp., Notes	Aa1	5.44	%(c)	09/18/09	6,000	6,004,986
Bank of America Corp., Sr. Unsec’d. Notes	Aa1	5.37	%(c)	11/06/09	3,700	3,696,729
Bank of America NA, Sr. Notes	Aaa	5.35	%(c)	12/18/08	2,500	2,497,748
Bank of America NA, Sr. Notes	Aaa	5.36	%(c)	07/25/08	11,500	11,500,034
Bank of America NA, Sub. Notes	Aa1	6.00%		10/15/36	2,200	2,202,981
Bank of Ireland, Sr. Unsec’d. Notes	Aa3	5.40	%(c)	12/18/09	15,900	15,903,625
China Development Bank, Notes (China)	A2	5.00%		10/15/15	600	588,973
DnB Nor Bank ASA, Sr. Notes, 144A (Norway)	Aa3	5.43	%(c)	10/13/09	5,400	5,399,185
FleetBoston Financial Corp., Sub. Notes	Aa2	7.375%		12/01/09	20,000	21,147,420
HBOS PLC, Sub. Notes, 144A (United Kingdom)	A1	5.92%		09/29/49	700	685,896
HBOS Treasury Services PLC, Sr. Notes, 144A (United Kingdom)	Aa2	5.40	%(c)	07/17/09	8,400	8,408,207
HSBC Bank USA, Sr. Notes	Aa2	5.48	%(c)	06/10/09	3,300	3,308,544
HSBC Finance Corp., Notes	Aa3	5.488	%(c)	12/05/08	4,800	4,810,234
HSBC Finance Corp., Sr. Notes	Aa3	5.42	%(c)	10/21/09	4,200	4,198,509
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.485	%(c)	09/15/08	16,200	16,229,727
HSBC Holdings PLC, Unsec’d. Notes (United Kingdom)	Aa3	6.50%		05/02/36	5,100	5,390,236
RBS Capital Trust I, Gtd. Notes	A1	4.709%		12/29/49	3,200	3,057,779
Resona Bank Ltd., Notes, 144A (Japan)	Baa1	5.85%		09/29/49	900	895,601
Royal Bank of Scotland PLC, Notes, 144A (United Kingdom)	Aa1	5.41	%(c)	07/21/08	4,000	4,002,676
Royal Bank of Scotland PLC, Sub. Notes (United Kingdom)	Aa2	5.76	%(c)	07/06/12	21,300	21,311,608
Santander US Debt SA Unipersonal, Gtd. Notes (Spain)	Aa3	5.36	%(c)	09/21/07	4,000	4,002,356
Santander US Debt SA Unipersonal, Gtd. Notes (Spain)	Aa3	5.408	%(c)	11/20/09	10,200	10,203,407
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	5.96	%(c)	08/01/08	5,500	5,502,750
Wells Fargo & Co., Notes	Aa1	5.38	%(c)	03/10/08	7,110	7,113,249
Wells Fargo & Co., Notes	Aa1	5.455	%(c)	09/15/09	23,400	23,440,271

Westpac Banking Corp., Sr. Unsec’d. Notes	Aa3	5.28	%(c)	06/06/08	3,800	3,800,281

						207,494,692

Financial Services — 11.8%
American Express Credit Corp., Notes	Aa3	5.38	%(c)	11/09/09	9,100	9,101,183
American Express Credit Corp., Sr. Notes	Aa3	5.38	%(c)	03/02/09	6,000	6,004,920
American Honda Finance Corp., Notes, 144A	Aa3	5.40	%(c)	03/09/09	13,600	13,623,242
Asif Global Financing, Notes, 144A	Aa2	5.40	%(c)	05/03/07	5,400	5,400,378
Bear Stearns & Co., Inc., Notes	A1	5.44	%(c)	03/30/09	5,600	5,608,366
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes	A1	5.45	%(c)	08/21/09	11,400	11,404,549
C8 Capital SPV Ltd., Notes, 144A (Mexico)	BBB-(d)	6.64	%(c)	02/28/49	27,700	27,367,600
Caterpillar Financial Services Corp., Notes	A2	5.41	%(c)	10/09/09	22,100	22,093,238
Caterpillar Financial Services Corp., Notes	A2	5.42	%(c)	05/18/09	13,300	13,306,889
CCCA LLC, Notes, 144A(g)	AAA(d)	7.80%		10/15/08	551	559,909
CIT Group, Inc., Sr. Notes	A2	5.48	%(c)	08/17/09	5,500	5,502,563
CIT Group, Inc., Sr. Notes	A2	5.50	%(c)	12/19/08	5,100	5,108,690
CIT Group, Inc., Sr. Notes	A2	5.51	%(c)	08/15/08-01/30/09	11,200	11,215,196
CIT Group, Inc., Sr. Notes	A2	5.64	%(c)	07/28/11	5,900	5,904,460
Citigroup Funding, Inc., Gtd. Notes	Aa1	5.33	%(c)	12/08/08	2,100	2,099,975
Citigroup Global Markets Holdings, Inc., Notes	Aa1	5.45	%(c)	03/17/09	5,100	5,104,860
Citigroup, Inc., Notes	Aa1	5.388	%(c)	12/26/08	9,000	9,002,538
Citigroup, Inc., Notes	Aa1	5.48	%(c)	06/09/09	10,459	10,483,045
Citigroup, Inc., Sr. Notes	Aa1	5.38	%(c)	12/28/09	8,100	8,094,873
Citigroup, Inc., Sub. Notes	Aa2	6.125%		08/25/36	11,000	11,172,711
Citigroup, Inc., Unsec’d. Notes	Aa1	5.40	%(c)	01/30/09	4,200	4,200,042
Ford Motor Credit Co., Notes	B1	7.875%		06/15/10	160	160,595
General Electric Capital Corp., Notes	Aaa	5.43	%(c)	01/20/10	15,600	15,622,261
General Electric Capital Corp., Sr. Notes	Aaa	5.46	%(c)	10/21/10	8,900	8,912,238
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.39	%(c)	10/26/09	9,200	9,191,757
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.40	%(c)	01/05/09	10,000	10,002,650
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.42	%(c)	10/06/10	8,600	8,602,742
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.43	%(c)	08/15/11	7,200	7,189,567
General Motors Acceptance Corp., Sr. Unsub. Notes	Ba1	6.00%		12/15/11	1,000	969,910
GMAC LLC, Notes	Ba1	4.375%		12/10/07	380	375,209
Goldman Sachs Group Inc., Bonds	Aa3	5.39	%(c)	12/23/08	2,300	2,298,901
Goldman Sachs Group, Inc., Notes	Aa3	5.44	%(c)	12/22/08	21,300	21,322,961
Goldman Sachs Group, Inc., Notes	Aa3	5.45	%(c)	11/10/08	5,700	5,705,654
Goldman Sachs Group, Inc., Notes	Aa3	5.46	%(c)	07/29/08	2,500	2,502,820
Goldman Sachs Group, Inc., Notes	Aa3	5.69	%(c)	07/23/09	4,640	4,663,687
Goldman Sachs Group, Inc., Sr. Notes	Aa3	5.44	%(c)	11/16/09	3,900	3,900,839
Goldman Sachs Group, Inc., Sub. Notes	A1	5.625%		01/15/17	5,400	5,348,689
John Deere Capital Corp., Notes	A2	5.41	%(c)	07/15/08	5,300	5,302,295
JPMorgan Chase Capital, Jr. Sub. Notes	Aa3	6.55%		09/29/36	1,000	993,368
Lehman Brothers Holdings, Inc., Bonds	A1	5.44	%(c)	04/03/09	2,300	2,300,389
Lehman Brothers Holdings, Inc., Notes	A1	5.40	%(c)	12/23/08	2,300	2,299,296
Lehman Brothers Holdings, Inc., Notes	A1	5.61	%(c)	11/10/09	3,500	3,513,503
Lehman Brothers Holdings, Inc., Sr. Notes	A1	5.37	%(c)	11/24/08	16,490	16,486,735
Lehman Brothers Holdings, Inc., Sr. Notes	A1	5.46	%(c)	11/16/09	3,800	3,798,054
Lehman Brothers Holdings, Inc., Sr. Notes	A1	5.58	%(c)	07/18/11	3,900	3,904,551
Merrill Lynch & Co., Inc., Notes	Aa3	5.40	%(c)	10/23/08	6,900	6,898,054
Merrill Lynch & Co., Inc., Notes	Aa3	5.45	%(c)	08/14/09	5,100	5,099,235
Merrill Lynch & Co., Inc., Notes	Aa3	5.56	%(c)	07/25/11	6,900	6,910,550
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.428	%(c)	12/04/09	4,900	4,896,516
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.45	%(c)	01/30/09	7,100	7,104,331
Morgan Stanley, Sr. Notes	Aa3	5.36	%(c)	11/21/08	4,600	4,597,456
MUFG Capital Finance 1 Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.346	%(c)	07/29/49	900	919,316
National Australia Bank, Sr. Unsec’d. Notes, 144A	Aa3	5.38	%(c)	09/11/09	5,600	5,603,354
Phoenix Quake Ltd., Notes, 144A(g)	Baa3	7.80	%(c)	07/03/08	1,200	1,206,960
Phoenix Quake Wind Ltd., Notes, 144A(g)	Baa3	7.80	%(c)	07/03/08	1,200	1,203,852
Phoenix Quake Wind Ltd., Notes, 144A(g)	B3	8.85	%(c)	07/03/08	550	514,179
SLM Corp., Notes	A2	5.44	%(c)	01/25/08	5,500	5,503,581
SLM Corp., Notes	A2	5.50	%(c)	07/27/09	22,000	22,001,606
SMFG Preferred Capital, Bonds, 144A (Cayman Islands)	Baa2	6.078	%(c)	12/25/49	4,600	4,608,924
TNK-BP Finance SA, Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12	1,500	1,488,750
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49	8,100	8,362,327

UFJ Finance Aruba AEC, Gtd. Notes	A2	6.75%		07/15/13	400	430,873

						425,077,762

Insurance — 0.1%
American International Group, Inc., Sr. Notes	Aa2	5.05%		10/01/15	800	782,707
American International Group, Inc., Sr. Notes, 144A	Aa2	5.37	%(c)	06/16/09	4,400	4,402,387

						5,185,094

Machinery & Equipment — 0.2%
Siemens Financieringsmat, Notes, 144A	Aa3	5.492	%(c)	08/14/09	7,400	7,401,347

Media — 0.4%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,601,824
Time Warner, Inc., Gtd. Notes	Baa2	5.50%		11/15/11	11,300	11,391,180

						12,993,004

Metals & Mining — 0.1%
Codelco, Inc., Unsec’d. Notes, 144A	Aa3	6.15%		10/24/36	700	715,301
Vale Overseas Ltd., Gtd. Notes	Baa3	6.25%		01/23/17	1,200	1,222,750
Vale Overseas Ltd., Gtd. Notes	Baa3	6.875%		11/21/36	1,200	1,239,224

						3,177,275

Oil & Gas — 1.0%
Canadian National Resources Ltd., Notes (Canada)	Baa2	5.70%		05/15/17	1,200	1,194,452
El Paso Corp., Sr. Notes	Ba3	7.75%		01/15/32	11,800	13,039,000
Gaz Capital SA, Notes	A3	6.212%		11/22/16	1,100	1,100,550
Gazprom, Unsec’d Notes (Germany)	A3	10.50%		10/21/09	6,400	7,176,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	5.75%		12/15/15	1,500	1,503,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.00%		11/15/11	2,700	2,983,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.50%		02/15/08	490	501,515
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%		02/01/22	2,300	2,863,500
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%		06/15/11	602	588,790
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A	Aa3	5.298%		09/30/20	1,600	1,542,928
Transocean, Inc., Unsec’d. Notes	Baa1	5.548	%(c)	09/05/08	5,200	5,205,512

						37,698,747

Real Estate — 0.3%
WEA Finance LLC/WCI Finance LLC, Sr. Notes, 144A (Australia)	A2	5.70%		10/01/16	12,330	12,483,114

Retail & Merchandising — 0.7%
Wal-Mart Stores, Inc., Notes	Aa2	4.50%		07/01/15	20,000	18,918,460
Wal-Mart Stores, Inc., Notes	Aa2	5.25	%(c)	06/16/08	5,600	5,596,091

						24,514,551

Telecommunications — 1.8%
AT&T, Inc., Notes	A2	5.46	%(c)	02/05/10	3,700	3,702,320
AT&T, Inc., Notes	A2	5.57	%(c)	11/14/08	3,400	3,410,298
AT&T, Inc., Notes, 144A	A2	4.214%		06/05/21	6,800	6,799,252
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.46	%(c)	08/15/08	8,400	8,404,368
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	A3	5.53	%(c)	03/23/09	16,800	16,831,735
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11	153	156,634
Qwest Corp., Debs.	Ba1	7.20%		11/10/26	8,950	9,061,875
Sprint Nextel Corp., Unsec’d Notes	Baa3	6.00%		12/01/16	1,100	1,082,517
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.97	%(c)	07/18/11	6,900	6,935,045
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	5.65	%(c)	06/19/09	6,700	6,722,532
Verizon Global Funding Corp., Notes	A3	7.25%		12/01/10	900	961,308

						64,067,884

Transportation — 0.1%
Fedex Corp., Gtd. Notes	Baa2	5.44	%(c)	08/08/07	5,100	5,103,453

Utilities — 0.4%
Centerior Energy Corp., Notes	Aaa	7.13%		07/01/07	1,570	1,576,421
TXU Electric Delivery Co., Bonds, 144A	Baa2	5.725	%(c)	09/16/08	12,490	12,488,127

						14,064,548

TOTAL CORPORATE OBLIGATIONS (cost $845,470,134)						843,704,095

FOREIGN GOVERNMENT BONDS — 0.8%

Korea Development Bank (Korea)	A3	5.49%	04/03/10	24,700	24,692,961
Republic of Brazil (Brazil)	Ba2	10.25%	01/10/28	BRL	1,500	726,593
Republic of Peru (Peru)	Ba3	9.125%	01/15/08	2,600	2,665,000
Republic of South Africa (South Africa)	Baa1	9.125%	05/19/09	800	860,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $28,867,801)	28,944,554

MUNICIPAL BONDS — 0.6%

California — 0.2%
Golden State Tobacco Securitization Corp., Series 2003-A-1	Aaa	6.25%	06/01/33	5,300	5,863,549

Illinois
State of Illinois General Oblig. Bond	Aa3	4.95%	06/01/23	570	547,713

Nevada
Truckee Meadows Water Auth. Rev. Bonds, Series A	Aaa	7.281	%(e)	07/01/36	32	36,571
Truckee Meadows Water Auth. Rev. Bonds, Series A(f)	Aaa	5.00%	07/01/36	100	105,162

141,733

New Jersey — 0.1%
City of Trenton General Oblig. Bond (FSA Insured)	Aaa	4.80%	04/01/14	990	965,755
Jersey City Municipal Util. Auth. Water Rev. Bond, Series A (MBIA Insured)	Aaa	4.81%	05/15/14	1,000	978,480

1,944,235

New Mexico
Jicarilla New Mexico Apache Nation Rev. Bonds	NR	3.85%	12/01/08	435	426,435

Oregon
Portland Oregon River District Urban Renewal and Redev. Rev. Bonds, Series B (AMBAC Insured)	Aaa	3.35%	06/15/10	1,020	973,100

Wisconsin — 0.3%
Badger Tobacco Asset Securitization Corp.	Baa3	6.00%	06/01/17	10,100	10,833,967
Wisconsin State Gen. Rev. Bond	Aaa	5.70%	05/01/26	510	526,580

11,360,547

TOTAL MUNICIPAL BONDS (cost $19,764,538)	21,257,312

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 39.8%

Federal Home Loan Mortgage Corp.	5.00%	10/01/18-09/01/35	5,610	5,528,307
Federal Home Loan Mortgage Corp.	5.50%	01/01/34	2,708	2,684,490
Federal Home Loan Mortgage Corp.	5.50%	TBA	43,000	42,543,125
Federal Home Loan Mortgage Corp.	6.00%	02/01/16-02/01/33	5,539	5,595,708
Federal Home Loan Mortgage Corp.	6.00%	TBA	21,000	21,164,052
Federal Home Loan Mortgage Corp.	8.25%	08/01/17	8	8,760
Federal National Mortgage Assoc.	4.50%	09/01/33	213	200,145
Federal National Mortgage Assoc.	4.673	%(c)	05/25/35	800	793,005
Federal National Mortgage Assoc.	5.00%	10/01/08-03/01/37	239,539	233,843,914
Federal National Mortgage Assoc.	5.00%	TBA	4,000	3,943,752
Federal National Mortgage Assoc.	5.00%	TBA	137,000	132,333,506
Federal National Mortgage Assoc.	5.50%	08/01/16-05/01/36	477,146	472,386,172
Federal National Mortgage Assoc.	5.63%	05/01/36	11,005	11,124,897
Federal National Mortgage Assoc.	5.631%	11/01/35	3,411	3,448,305
Federal National Mortgage Assoc.	5.646%	01/01/28	148	149,410
Federal National Mortgage Assoc.	5.647%	08/01/29	186	187,626
Federal National Mortgage Assoc.	6.00%	05/01/11-10/01/36	23,087	23,389,833
Federal National Mortgage Assoc.	6.00%	TBA	445,000	448,198,660
Federal National Mortgage Assoc.	6.133%	06/01/43	6,102	6,181,310
Federal National Mortgage Assoc.	6.50%	09/01/16	615	628,992
Federal National Mortgage Assoc.	7.239%	01/01/24	4	3,885

Government National Mortgage Assoc.		4.75%	01/20/32-02/20/32	3,882	3,893,962
Government National Mortgage Assoc.		5.375%	03/20/17-05/20/30	2,489	2,516,366
Government National Mortgage Assoc.		5.50%	07/20/30	1,035	1,047,132
Government National Mortgage Assoc.		5.75%	08/20/23-09/20/24	707	713,453
Government National Mortgage Assoc.		6.00%	01/15/34	121	122,307
Government National Mortgage Assoc.		6.00%	TBA	14,000	14,179,368
Government National Mortgage Assoc.		6.125%	10/20/23-11/20/29	2,775	2,810,772
Government National Mortgage Assoc.		7.00%	02/15/24	9	9,704

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $1,448,823,686)					1,439,630,918

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%

Small Business Administration		4.875%	09/10/13	10,802	10,656,624
Small Business Administration		5.13%	09/01/23	1,310	1,311,032
Small Business Administration		5.52%	06/01/24	8,862	9,007,954
Small Business Administration		6.344%	08/01/11	4,933	5,100,411
Small Business Administration		7.449%	08/01/10	343	358,782

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,250,073)					26,434,803

U.S. TREASURY OBLIGATION — 1.2%

U. S. Inflationary Bonds, TIPS		2.00%	01/15/26	11,600	11,243,262
U.S. Treasury Bond		4.75%	02/15/37	6,400	6,300,000
U.S. Treasury Bonds		6.00%	02/15/26	4,800	5,425,123
U.S. Treasury Bonds		6.625%	02/15/27	5,400	6,550,033
U.S. Treasury Inflationary Bonds, TIPS		2.375%	01/15/25	9,900	10,699,948
U.S. Treasury Inflationary Bonds, TIPS		3.625%	04/15/28	1,600	2,437,356

TOTAL U.S. TREASURY OBLIGATION (cost $43,038,615)					42,655,722

				Units

RIGHTS*

United Mexican States Value Recovery Rights Series E (Mexico)* (cost $73,893)				35,410,000	513,445

TOTAL LONG-TERM INVESTMENTS (cost $3,083,491,036)					3,072,174,762

SHORT-TERM INVESTMENTS — 33.0%

		Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.1%

Societe Generale NY (cost $4,899,594)		5.258%	06/11/07	4,900	4,899,902

	Moody’s
	Ratings

COMMERCIAL PAPER — 25.5%

Abbey National	A1+	5.23%	05/21/07	90,000	89,359,323
Bank of Ireland(cost $2,287,959; purchased 02/20/07)(h)	A1	5.235%	05/08/07	2,300	2,287,902
Bank of Ireland)(cost $73,547,613; purchased 02/14/07)(h)	A1	5.24%	05/14/07	74,000	73,545,025
Cox Communications, Inc.	A3	5.57%	07/16/07	2,300	2,300,000
DaimlerChrysler NA	A2	5.345%	06/22/07	20,600	20,346,929
Danske Corp.(cost $107,259,037; purchased 03/21/07)(h)	A1+	5.25%	04/11/07	107,400	107,259,037
Dexia Delaware	A1+	5.23%	05/21/07	165,000	163,825,425
DnB Nor Bank	A1	5.22%	06/22/07	95,400	94,270,941

General Electric Capital Corp.	A1+	5.20%	07/30/07	6,900	6,781,146
ING Funding	A1+	5.235%	05/16/07	58,700	58,150,104
Ixis(cost $69,740,629; purchased 02/16/07)(h)	A1+	5.235%	05/17/07	70,200	69,740,103
Rabobank USA	A1+	5.395%	04/02/07	91,600	91,600,000
Skandi Ensk Bank(cost $39,354,165; purchased 01/10/07)(h)	A1	5.235%	04/10/07	39,400	39,353,946
UBS Finance LLC	A1+	5.205%	07/19/07	2,400	2,362,430
UBS Finance LLC	A1+	5.22%	06/25/07	4,300	4,247,526
UBS Finance LLC	A1+	5.225%	06/01/07	93,500	92,684,988
Viacom, Inc.(cost $3,800,000; purchased 08/21/06)(h)	A2-	5.59%	05/29/07	3,800	3,759,287

TOTAL COMMERCIAL PAPER (cost $922,107,679)					921,874,112

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 6.5%

Dryden Core Investment Fund - Taxable Money Market Series (cost $236,341,805)(w)				236,341,805	236,341,805

		Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS (n)— 0.6%

U.S. Treasury Bills		4.892%	06/14/07	$260	257,422
U.S. Treasury Bills		4.90%	06/14/07	250	247,521
U.S. Treasury Bills		4.905%	06/14/07	45	44,554
U.S. Treasury Bills(k)		4.955%	06/14/07	19,365	19,172,976
U.S. Treasury Bills		5.035%	05/31/07	265	262,872

TOTAL U.S. TREASURY OBLIGATION (cost $19,982,730)					19,985,345

	Contracts/
	Notional
	Amounts

OUTSTANDING OPTIONS PURCHASED* — 0.3%

Call Options — 0.3%
Swap on 3 Month LIBOR, expiring 03/17/2010, Strike Price$103.80	3,000	153,465
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 3.96%	22,000	2,851
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 4.10%	47,000	26,872
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 4.75%	105,000	262,011
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.75%	1,364,700	7,337,078
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.75%	138,900	746,772
Swap on 3 Month LIBOR, expiring 10/25/2007 @ 4.90%	99,000	488,100
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%	150,000	176,439
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.00%	192,000	1,378,886
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 5.00%	251,000	402,770
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 5.058%	18,000	461
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 5.08%	7,300	230
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 5.08%	11,000	346
Swap on 3 Month LIBOR, expiring 06/07/2007 @ 5.25%	115,000	734,850
Swap on 6 Month Eurobor, expiring 07/02/2007 @ 3.96%	70,000	9,070
Swap on 6 Month Eurobor, expiring 07/02/2007 @ 3.96%	46,000	5,960

		11,726,161

Put Options
Eurodollar Futures, expiring 03/17/2008, Strike Price$92.50	1,901,000	11,881
Eurodollar Futures, expiring 03/17/2008, Strike Price$92.25	1,669,000	10,431
Eurodollar Futures, expiring 03/17/2008, Strike Price$92.75	1,567,000	9,794
Eurodollar Futures, expiring 03/17/2008, Strike Price$93.00	1,467,000	9,169
Eurodollar Futures, expiring 06/18/2007, Strike Price$91.25	2,927,000	18,294
Eurodollar Futures, expiring 06/18/2007, Strike Price$91.50	46,000	288
Eurodollar Futures, expiring 06/18/2007, Strike Price$91.00	1,412,000	8,825
Eurodollar Futures, expiring 09/17/2007, Strike Price$90.50	1,719,000	10,744
Eurodollar Futures, expiring 09/17/2007, Strike Price$91.25	1,441,000	9,006
Eurodollar Futures, expiring 09/17/2007, Strike Price$91.00	260,000	1,625
Eurodollar Futures, expiring 12/17/2007, Strike Price$91.50	1,013,000	6,331

Eurodollar Futures, expiring 03/17/2008, Strike Price$91.75			5,864,000	36,650
Eurodollar Futures, expiring 12/17/2007, Strike Price$92.25			2,258,000	14,112
Eurodollar Futures, expiring 12/17/2007, Strike Price$92.00			20,000	125
Eurodollar Futures, expiring 03/17/2010, Strike Price$103.80			3,000	115,809

				263,084

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $13,440,835)				11,989,245

TOTAL SHORT-TERM INVESTMENTS (cost $1,196,772,643)				1,195,090,409

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—118.0% (cost $4,280,263,679)				4,267,265,171

SECURITY SOLD SHORT — (3.8)%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY — (3.8)%

Interest Rate			Principal Amount (000)#

Federal National Mortgage Assoc. (proceeds ($136,552,101))	5.50%	TBA	138,000	(136,533,750)

			Contracts/
			Notional
			Amounts

OUTSTANDING OPTIONS WRITTEN — (0.3)%

Call Options — (0.3)%

Swap on 3 Month Eurobor, expiring 06/15/2007 @ 4.85%			5,000	(989)
Swap on 3 Month Eurobor, expiring 07/02/2007 @ 4.10%			8,000	(18,980)
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.10%			83,000	(1,193,668)
Swap on 3 Month LIBOR, expiring 06/07/2007 @ 5.34%			50,000	(832,750)
Swap on 3 Month LIBOR, expiring 06/15/2007
@ 4.85%			2,100	(415)
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%			3,100	(613)
Swap on 3 Month LIBOR, expiring 07/02/2007, Strike Price$4.23 @ 4.23%			20,000	(106,787)
Swap on 3 Month LIBOR, expiring 10/25/2007 @ 5.01%			43,000	(460,137)
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 4.90%			23,000	(233,190)
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.90%			60,000	(658,189)
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.90%			593,700	(6,512,776)
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%			48,000	(299,734)
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%			25,000	(147,585)
Swap on 6 Month Eurobor, expiring 07/02/2007 @ 4.10%			30,000	(71,174)
Swap on 6 Month Eurobor, expiring 07/02/2007 @ 4.10%			20,000	(47,449)
Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $116.00			24,600	(85,441)
Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $117.00			46,200	(55,544)
Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $118.00			31,000	(12,423)
U.S. Treasury Note Future, expiring 05/25/2007, Strike Price$108.00			41,400	(329,906)
U.S. Treasury Note Future, expiring 05/25/2007, Strike Price$109.00			24,200	(94,531)
U.S. Treasury Note Future, expiring 05/25/2007, Strike Price$110.00			12,400	(21,313)

				(11,183,594)

Put Options
Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $114.00			101,800	(258,379)
U.S. Treasury Note Future, expiring 05/25/2007, Strike Price$104.00			17,200	(2,687)
U.S. Treasury Note Future, expiring 05/25/2007, Strike Price$105.00			71,900	(22,469)
U.S. Treasury Note Future, expiring 05/25/2007, Strike Price$107.00			12,400	(36,813)

				(320,348)

TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $(13,382,908))				(11,503,942)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—113.9% (cost $4,130,328,670)(o)				4,119,227,479
LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (13.9)%				(503,870,351)

NET ASSETS — 100.0%				$3,615,357,128

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

	AMBAC	American Municipal Bond Assurance Corporation

	AUD	Australian Dollar

	BRL	Brazil Real

	CAD	Canadian Dollar

	CLP	Chilean Pesa

	CNY	Chinese Yuan

	EUR	Euro Dollar

	FSA	Financial Security Assurance

	GBP	British Pound

	INR	Indian Rupee

	JPY	Japanese Yen

	KRW	Korean Won

	MBIA	Municipal Bond Investors Assurance Company

	MXP	Mexican Peso

	NR	Not Rated by Moody’s or Standard & Poor’s

	NZD	New Zealand Dollar

	PLZ	Polish Zloty

	RUB	Russian Ruble

	SGD	Singapore Dollar

	TBA	To Be Announced

	TIPS	Treasury Inflation Protected Securities

	TWD	Taiwan Dollar

	ZAR	South African Rand

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at March 31, 2007.

(f)

Represents entire position utilized in the municipal tender option bond transaction. The Principal amounts of the inverse floater and the floating rate note (included in liabilities) are $33,333 and $66,667, respectively.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $295,989,403. The aggregate market value of $295,945,300 is approximately 8.2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2007, 3 securities representing $681,841, and 0.02% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
1,301	90 Day Euro Dollar	Sep 08	$309,080,688	$310,174,663	$1,093,975
3,411	90 Day Euro Dollar	Jun 08	812,007,063	813,054,488	1,047,425
1,742	90 Day Euro Dollar	Sep 07	413,885,700	413,398,375	(487,325)
7,550	90 Day Euro Dollar	Dec 07	1,794,221,237	1,795,484,375	1,263,138
8,201	90 Day Euro Dollar	Mar 08	1,952,132,813	1,953,375,688	1,242,875
1,692	90 Day Euro Dollar	Dec 08	402,029,825	403,330,500	1,300,675
1,590	90 Day EUROBOR	Jun 08	509,472,663	508,988,398	(484,265)
319	90 Day EUROBOR	Sep 08	102,243,497	102,160,412	(83,085)
860	90 Day EUROBOR	Dec 07	275,344,982	275,072,136	(272,846)
680	90 Day EUROBOR	Mar 08	217,940,667	217,567,026	(373,641)
322	90 Day EUROBOR	Jun 08	103,197,769	103,131,921	(65,848)
647	90 Day EUROYEN	Sep 07	136,063,974	136,205,469	141,495
884	90 Day EUROYEN	Dec 07	185,727,013	185,910,811	183,798
36	90 Day Sterling	Dec 08	8,356,947	8,355,865	(1,082)
212	90 Day Sterling	Sep 07	49,392,602	49,118,110	(274,492)
379	90 Day Sterling	Dec 07	88,234,490	87,828,852	(405,638)
423	90 Day Sterling	Mar 08	98,242,723	98,066,961	(175,762)
341	90 Day Sterling	Jun 08	79,169,369	79,098,284	(71,085)
105	90 Day Sterling	Sep 08	24,464,091	24,363,524	(100,567)
209	10 Year Euro-Bund	Jun 07	32,237,155	32,084,692	(152,463)
134	10 Year U.S. Treasury Notes	Jun 07	14,432,219	14,488,750	56,531
173	30 Year U.S. Treasury Bonds	Jun 07	19,586,844	19,246,250	(340,594)

					$3,041,219

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 04/19/07	AUD	5,888	$4,707,456	$4,763,985	$56,529
Brazilian Real,
Expiring 05/03/07	BRL	4,254	1,939,000	2,055,285	116,285
Expiring 05/03/07	BRL	3,762	1,715,000	1,817,437	102,437
Expiring 05/03/07	BRL	4,254	1,943,000	2,055,301	112,301
Expiring 05/03/07	BRL	2,020	902,635	975,737	73,102
Expiring 05/03/07	BRL	3,857	1,765,000	1,863,602	98,602
Expiring 05/03/07	BRL	6,588	3,023,500	3,182,913	159,413
Expiring 05/03/07	BRL	12,776	5,850,000	6,172,571	322,571
Expiring 05/03/07	BRL	2,081	961,500	1,005,459	43,959
Expiring 05/03/07	BRL	3,857	1,765,000	1,863,175	98,175
Expiring 05/03/07	BRL	780	356,757	376,602	19,845
Expiring 06/04/07	BRL	940	431,500	452,053	20,553
Expiring 06/04/07	BRL	1,297	585,513	623,965	38,452
Expiring 06/04/07	BRL	1,195	539,534	574,707	35,173
Expiring 06/04/07	BRL	1,195	539,169	574,707	35,538
Expiring 06/04/07	BRL	1,932	863,407	929,456	66,049
Expiring 06/04/07	BRL	1,917	857,545	922,526	64,981
Expiring 06/04/07	BRL	1,919	858,233	923,473	65,240
Expiring 06/04/07	BRL	1,930	863,385	928,601	65,216
Expiring 10/02/07	BRL	4,921	2,332,653	2,324,151	(8,502)
Expiring 10/02/07	BRL	4,952	2,358,098	2,358,098	—
Expiring 03/04/08	BRL	44,229	20,457,485	20,415,832	(41,653)
Canadian Dollar,
Expiring 04/05/07	CAD	805	687,993	697,396	9,403
Chilean Peso,
Expiring 05/08/07	CLP	176,772	336,037	327,582	(8,455)
Expiring 05/08/07	CLP	176,802	336,030	327,638	(8,392)
Expiring 05/08/07	CLP	171,873	326,370	318,503	(7,867)
Chinese Yuan,
Expiring 09/25/07	CNY	3,265	425,000	435,136	10,136
Expiring 11/07/07	CNY	15,182	1,999,000	2,037,938	38,938
Expiring 11/07/07	CNY	17,197	2,287,600	2,308,362	20,762
Expiring 11/21/07	CNY	15,769	2,100,000	2,121,725	21,725
Expiring 01/10/08	CNY	2,787	378,152	378,196	44
Expiring 01/10/08	CNY	2,787	377,793	378,196	403
Expiring 01/10/08	CNY	2,787	377,793	378,196	403
Expiring 01/10/08	CNY	1,776	240,651	240,989	338
Expiring 01/10/08	CNY	6,063	821,576	822,842	1,266
Expiring 01/10/08	CNY	885	119,965	120,134	169
Euros,
Expiring 04/26/07	EUR	3,318	4,435,038	4,437,134	2,096
Indian Rupee,
Expiring 06/20/07	INR	26,300	590,212	597,978	7,766
Japanese Yen,
Expiring 05/15/07	JPY	26,358	225,727	225,092	(635)
Korean Won,
Expiring 04/30/07	KRW	380,962	406,100	405,213	(887)
Expiring 05/25/07	KRW	1,692,807	1,808,555	1,801,562	(6,993)
Expiring 05/25/07	KRW	568,411	609,393	604,929	(4,464)
Expiring 05/25/07	KRW	405,790	435,280	431,860	(3,420)
Expiring 05/25/07	KRW	490,660	522,813	522,182	(631)
Expiring 05/25/07	KRW	653,864	697,083	695,871	(1,212)
Expiring 05/25/07	KRW	1,142,921	1,219,896	1,216,348	(3,548)
Expiring 06/26/07	KRW	991,100	1,051,978	1,055,496	3,518
Mexican Peso,
Expiring 04/18/07	MXP	4,720	431,500	427,162	(4,338)
Expiring 04/18/07	MXP	1,999	179,663	180,914	1,251
Expiring 04/18/07	MXP	1,999	179,711	180,914	1,203
Expiring 04/18/07	MXP	20,830	1,920,000	1,885,336	(34,664)
Expiring 04/18/07	MXP	5,620	506,786	508,663	1,877
Expiring 04/18/07	MXP	10,424	951,900	943,494	(8,406)
Expiring 03/13/08	MXP	45,592	4,050,978	4,040,348	(10,630)
New Zealand Dollar,
Expiring 04/19/07	NZD	1,724,000	1,210,248	1,231,543	21,295
Polish Zloty,
Expiring 04/18/07	PLZ	1,278	431,500	441,711	10,211
Expiring 04/18/07	PLZ	1,363	455,642	471,150	15,508
Expiring 04/18/07	PLZ	989	330,688	341,932	11,244
Expiring 09/28/07	PLZ	3,630	1,256,769	1,260,389	3,620
Russian Ruble,
Expiring 09/19/07	RUB	1,552	59,282	59,747	465
Expiring 09/19/07	RUB	1,552	59,333	59,747	414
Expiring 11/02/07	RUB	35,281	1,343,000	1,357,951	14,951
Expiring 11/02/07	RUB	35,267	1,343,000	1,357,434	14,434
Expiring 11/02/07	RUB	14,251	536,753	548,513	11,760
Expiring 12/07/07	RUB	36,689	1,399,000	1,411,753	12,753
Expiring 12/07/07	RUB	36,706	1,399,000	1,412,455	13,455
Expiring 12/07/07	RUB	25,180	963,000	968,927	5,927
Expiring 12/07/07	RUB	10,774	406,100	414,577	8,477
Expiring 12/07/07	RUB	18,044	687,908	694,326	6,418
Expiring 12/07/07	RUB	18,044	687,908	694,326	6,418
Expiring 12/07/07	RUB	18,044	688,171	694,326	6,155
Expiring 12/07/07	RUB	18,044	687,777	694,326	6,549
Expiring 12/10/07	RUB	5,378	205,315	206,949	1,634
Expiring 12/10/07	RUB	4,672	178,249	179,771	1,522
Expiring 12/10/07	RUB	5,239	199,956	201,586	1,630
Singapore Dollar,
Expiring 04/18/07	SGD	661	431,500	436,067	4,567
Expiring 04/30/07	SGD	2,322	1,519,330	1,533,719	14,389
Expiring 07/03/07	SGD	9,759	6,416,174	6,471,593	55,419
Expiring 09/21/07	SGD	860	567,357	573,190	5,833
South African Rand,
Expiring 04/18/07	ZAR	331	46,144	45,270	(874)
Taiwan Dollar,
Expiring 05/02/07	TWD	9,666	292,510	292,404	(106)
Expiring 05/02/07	TWD	10,068	304,540	304,568	28
Expiring 05/02/07	TWD	10,048	303,980	303,971	(9)
Expiring 05/02/07	TWD	10,256	310,510	310,256	(254)

			$111,372,587	$113,187,442	$1,814,855

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 05/03/07	BRL	44,229	$21,356,390	$21,368,082	$(11,692)
Chinese Yuan,
Expiring 11/07/07	CNY	7,932	1,065,000	1,064,659	341
Euros,
Expiring 04/26/07	EUR	22,200	29,672,543	29,687,876	(15,333)
Japanese Yen,
Expiring 05/15/07	JPY	1,824,990	15,165,534	15,585,081	(419,547)
Korean Won,
Expiring 04/30/07	KRW	1,085,915	1,158,000	1,155,039	2,961
Expiring 09/21/07	KRW	654,199	695,727	697,998	(2,271)
Mexican Peso,
Expiring 04/18/07	MXP	45,592	4,135,492	4,130,341	5,151
Polish Zloty,
Expiring 04/18/07	PLZ	3,630	1,251,181	1,253,904	(2,723)
Pound Sterling,
Expiring 04/05/07	GBP	56	108,069	110,199	(2,130)
Expiring 04/05/07	GBP	55	106,259	108,232	(1,973)
Expiring 04/05/07	GBP	4,642	9,072,603	9,134,631	(62,028)
Expiring 04/05/07	GBP	2,692	5,273,333	5,297,377	(24,044)
Singapore Dollar,
Expiring 04/30/07	SGD	1,698	1,117,000	1,121,098	(4,098)
Taiwan Dollar,
Expiring 05/02/07	TWD	35,528	1,074,000	1,074,747	(747)

			$91,251,131	$91,789,264	$(538,133)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Citigroup, Inc.(1)	06/20/37		$26,100,000	5.00%	3 Month LIBOR	$(209,659)
Credit Suisse International(1)(g)	06/20/09		$64,100,000	5.00%	3 Month LIBOR	162,681
Credit Suisse International(1)	06/20/37		$26,100,000	5.00%	3 Month LIBOR	(342,638)
Duetsche Bank AG(1)(g)	06/20/09		$661,300,000	5.00%	3 Month LIBOR	3,004,492
Duetsche Bank AG(1)(g)	12/19/08		$234,800,000	5.00%	3 Month LIBOR	572,295
Lehman Brothers, Inc.(1)	06/20/37		$6,800,000	5.00%	3 Month LIBOR	56,522
Royal Bank of Scotland PLC(1)(g)	12/19/08		$234,800,000	5.00%	3 Month LIBOR	543,024
Royal Bank of Scotland PLC(1)	06/20/37		$58,800,000	5.00%	3 Month LIBOR	(1,546,209)
Royal Bank of Scotland PLC(1)(g)	06/20/09		$164,700,000	5.00%	3 Month LIBOR	(65,554)
UBS AG(1)(g)	06/20/09		$101,900,000	5.00%	3 Month LIBOR	(120,713)
Duetsche Bank AG(1)	06/20/09	AUD	9,000,000	6.00%	6 month Australian Bank Bill rate	(37,637)
Merrill Lynch & Co.(1)(g)	01/04/10	BRL	5,700,000	12.95%	Brazilian interbank lending rate	60,678
Morgan Stanley Capital Services, Inc.(1)(g)	01/04/10	BRL	13,800,000	12.78%	Brazilian interbank lending rate	122,877
Merrill Lynch & Co.(1)	06/15/27	CAD	2,100,000	4.50%	3 month Canadian Bank floating rate	(52,268)
Royal Bank of Canada(1)	06/15/27	CAD	3,600,000	4.50%	3 month Canadian Bank floating rate	(72,191)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	12,300,000	6.00%	6 month Euribor	255,805
Barclays Bank PLC(1)	10/15/10	EUR	5,300,000	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	131,569
BNP Paribas(1)	10/15/10	EUR	1,200,000	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	31,690
Royal Bank of Scotland PLC(1)(g)	03/30/12	EUR	6,700,000	1.95%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	—
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100,000	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	—
UBS AG(1)	10/15/10	EUR	1,200,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	29,227
Barclays Bank PLC(1)(g)	03/20/09	GBP	14,300,000	6.00%	6 Month LIBOR	(42,093)
Barclays Bank PLC(1)(g)	12/20/08	GBP	24,700,000	6.00%	6 Month LIBOR	31,615
Barclays Bank PLC(1)	06/15/09	GBP	21,500,000	5.00%	6 Month LIBOR	8,362
Barclays Bank PLC(2)(g)	12/15/36	GBP	3,000,000	4.00%	6 Month LIBOR	476,143
Credit Suisse International(1)	06/15/09	GBP	2,900,000	5.00%	6 Month LIBOR	(11,816)
Deutsche Bank AG(1)(g)	12/20/08	GBP	14,800,000	6.00%	6 Month LIBOR	14,108
HSBC Bank USA, N.A.(1)	12/20/07	GBP	34,100,000	4.50%	6 Month LIBOR	(726,545)
HSBC Bank USA, N.A.(2)(g)	12/15/36	GBP	5,300,000	4.00%	6 Month LIBOR	586,985
Lehman Brothers, Inc.(1)	09/20/09	GBP	24,800,000	4.50%	6 Month LIBOR	(1,099,044)
Merrill Lynch & Co.(2)(g)	12/15/35	GBP	1,700,000	4.00%	6 Month LIBOR	73,141
Royal Bank of Scotland PLC(1)(g)	03/20/09	GBP	13,200,000	6.00%	6 Month LIBOR	(45,257)
Royal Bank of Scotland PLC(2)(g)	12/15/36	GBP	8,200,000	4.00%	6 Month LIBOR	905,858
UBS AG(1)(g)	03/19/08	JPY	22,000,000,000	1.00%	3 Month TIBOR	83,004
Barclays Bank PLC(1)	03/18/09	JPY	1,320,000,000	1.00%	6 Month LIBOR	(2,955)
Duetsche Bank AG(1)(g)	06/20/12	JPY	4,510,000,000	1.50%	6 Month LIBOR	131,231
Duetsche Bank AG(1)(g)	09/18/08	JPY	9,660,000,000	1.00%	6 Month LIBOR	62,942
Duetsche Bank AG(1)	03/18/09	JPY	2,110,000,000	1.00%	6 Month LIBOR	10,487
Duetsche Bank AG(1)(g)	12/20/26	JPY	1,150,000,000	2.50%	6 Month LIBOR	39,625
Duetsche Bank AG(1)(g)	12/20/16	JPY	4,626,000,000	2.00%	6 Month LIBOR	478,651
Morgan Stanley Capital Services, Inc.(1)(g)	12/20/26	JPY	550,000,000	2.50%	6 Month LIBOR	64,017
Morgan Stanley Capital Services, Inc.(1)(g)	06/20/12	JPY	720,000,000	1.50%	6 Month LIBOR	12,235
Morgan Stanley Capital Services, Inc.(1)(g)	12/20/16	JPY	490,000,000	2.00%	6 Month LIBOR	30,315
Royal Bank of Scotland PLC(1)(g)	12/20/16	JPY	1,125,000,000	2.00%	6 Month LIBOR	183,550
UBS AG(1)(g)	06/20/12	JPY	3,320,000,000	1.50%	6 Month LIBOR	116,475
UBS AG(1)(g)	12/20/16	JPY	850,000,000	2.00%	6 Month LIBOR	88,031
UBS AG(1)	03/18/09	JPY	26,060,000,000	1.00%	6 Month LIBOR	96,607
UBS AG(1)(g)	09/18/08	JPY	1,240,000,000	1.00%	6 Month LIBOR	9,541
Citigroup, Inc.(1)(g)	11/04/16	MXP	11,400,000	8.17%	28 day Mexican interbank rate	17,958

						$4,117,162

(1)	Porfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

JP MorganChase Bank(1)	12/20/07		$21,300,000	0.05%	AIG, Zero Coupon, due 11/09/31	$(375)
JP MorganChase Bank(2)	12/20/16		$23,000,000	0.65%	Dow Jones CDX.NA.IG.7	49,145
Lehman Brothers, Inc.(1)(g)	03/20/16		$1,800,000	1.98%	Federative Republic of Brazil, 12.25%, due 03/06/30	82,991
JP MorganChase Bank(1)	06/20/07		$400,000	4.75%	Ford Motor Credit Corp., 7.0%, due 10/01/13	4,740
JP MorganChase Bank(1)(g)	06/20/07		$1,500,000	4.70%	Ford Motor Credit Corp., 7.0%, due 10/01/13	17,576
Lehman Brothers, Inc.(1)(g)	06/20/07		$700,000	4.75%	Ford Motor Credit Corp., 7.0%, due 10/01/13	8,296
JP MorganChase Bank(1)(g)	06/20/07		$6,000,000	4.70%	Ford Motor Credit Corp., 7.0%, due 10/01/13	70,308
HSBC Bank USA, N.A.(1)(g)	09/20/07		$1,800,000	1.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	12,615
Credit Suisse International(1)(g)	12/20/07		$400,000	0.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	1
Lehman Brothers, Inc.(1)	12/20/07		$300,000	0.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	1
Lehman Brothers, Inc.(1)	12/20/07		$400,000	0.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	1
Barclays Bank PLC(1)(g)	07/20/11		$2,000,000	0.83%	Petroleos Mexicanos, 9.5%, due 09/15/27	24,045
Lehman Brothers, Inc.(1)	12/20/08		$2,200,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(1,083)
JP MorganChase Bank(1)(g)	01/20/17		$400,000	1.25%	Republic of Panama, 8.875,% due 09/30/27	1,471
Credit Suisse International(1)	02/20/17		$1,500,000	1.20%	Republic of Panama, 8.875%, due 09/30/27	(1,064)
Morgan Stanley Capital Services, Inc.(1)(g)	06/20/07		$1,100,000	0.46%	Russian Federation, 5.0%, due 03/31/30	2,222
Morgan Stanley Capital Services, Inc.(1)(g)	12/20/08		$8,000,000	0.31%	Russian Federation, 5.0%, due 03/31/30	7,199
Duetsche Bank AG(1)(g)	12/20/07		$12,000,000	0.26%	Russian Federation, 7.5%, due 03/31/30	10,883
Duetsche Bank AG(1)(g)	09/20/07	JPY	213,000,000	2.30%	Softbank Corp., 1.75%, due 03/31/14	16,269
JP MorganChase Bank(1)(g)	03/20/16		$100,000	0.92%	United Mexican States, 7.5%, due 04/08/33	1,956
Lehman Brothers, Inc.(1)(g)	03/20/16		$1,200,000	0.92%	United Mexican States, 7.5%, due 04/08/33	23,475

						$330,672

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 60.2%

ASSET-BACKED SECURITIES — 3.1%
Advanta Mortgage Loan Trust, Series 1994-4, Class A	Aaa	5.695%	(c)	11/25/29	$762	$762,519
American Express Credit Account Master Trust, Series 2002-2, Class A	Aaa	5.43%	(c)	11/16/09	1,300	1,300,094
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	5.37%	(c)	09/25/36	2,866	2,864,927
Argent Securities, Inc., Series 2006-W3, Class A2A	Aaa	5.39%	(c)	04/25/36	1,050	1,050,037
Centex Home Equity, Series 1999-3, Class A2	Aaa	5.72%	(c)	10/25/30	1,379	1,380,291
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1	Aaa	5.38%	(c)	09/25/46	1,794	1,794,286
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	5.37%	(c)	10/25/36	4,616	4,613,740
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	5.39%	(c)	01/25/46	4,326	4,325,231
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2S1	Aaa	5.35%	(c)	01/25/46	392	391,382
Countrywide Asset-Backed Certtificates, Series 2005-9, Class 2A2	AAA(d)	5.51%	(c)	08/25/35	320	320,479
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	6.02%	(c)	07/25/32	23	23,475
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	6.06%	(c)	08/25/32	99	98,833
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1	Aaa	5.40%	(c)	05/25/36	2,340	2,340,641
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF4, Class 2A2	Aaa	5.46%	(c)	05/25/35	491	491,354
Home Equity Asset Trust, Series 2005-8, Class 2A1	Aaa	5.43%	(c)	02/25/36	1,635	1,634,930
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Aaa	5.37%	(c)	12/25/36	370	369,563
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1	Aaa	5.37%	(c)	11/25/36	1,150	1,150,224
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	5.60%	(c)	10/25/34	164	164,237
Long Beach Mortgage Loan Trust, Series 2004-6, Class 1A1	AAA(d)	5.52%	(c)	11/25/34	248	248,030
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	5.39%	(c)	08/25/36	6,677	6,673,716
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1	Aaa	5.40%	(c)	02/25/36	594	594,303
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	5.82%	(c)	12/25/33	691	694,580
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	5.68%	(c)	11/25/34	499	500,834
Residential Asset Securities Corp., Series 2006-EMX4, Class A1	Aaa	5.36%	(c)	06/25/36	365	364,758
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	5.39%	(c)	11/25/36	348	347,982
Residential Asset Securities Corp., Series 2006-KS4, Class A1	Aaa	5.36%	(c)	06/25/36	392	391,662
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A	Aaa	5.56%	(c)	10/25/35	7,200	7,204,893

TOTAL ASSET-BACKED SECURITIES (cost $42,112,156)						42,097,001

BANK LOAN — 0.2%

HCA, Inc., Term B (cost $2,992,500)	BA-(d)	7.60%		11/17/13	2,993	3,020,821

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%

American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa	4.44%	(c)	02/25/45	3,119	3,069,966
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.62%	(c)	01/20/36	3,661	3,627,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	4.776%	(c)	01/25/34	1,472	1,466,360
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	AAA(d)	4.75%	(c)	10/25/35	2,380	2,356,488
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA(d)	4.70%	(c)	12/25/35	7,645	7,559,225
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	676	674,443
Countrywide Alternative Loan Trust, Series 2005-11, Class 2A8	Aaa	4.50%		06/25/35	570	563,913
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 4A2	AAA(d)	5.75%	(c)	08/25/18	577	580,522
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 1A3, 144A	Aaa	6.00%		11/25/26	7,340	7,299,380
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 2A, 144A	Aaa	6.50%		01/25/34	659	673,710
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A1	Aaa	5.66%	(c)	02/25/35	1,888	1,894,072
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 2A1	Aaa	5.61%	(c)	02/28/35	3,472	3,476,818
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A1	Aaa	6.184%	(c)	04/25/35	1,530	1,538,132
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1, 144A	Aaa	5.66%	(c)	06/25/35	5,544	5,529,542
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	178	178,353
Fannie Mae, Series 1988-22, Class A	Aaa	5.626%	(c)	08/25/18	11	11,509
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	109	114,397
Fannie Mae, Series 2003-67, Class GN	Aaa	3.50%		01/25/25	614	604,022
Fannie Mae, Series 2003-83, Class A	Aaa	4.25%		04/25/28	4,779	4,725,242
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	7,000	6,901,115
Fannie Mae, Series 2004-11, Class A	Aaa	5.44%		03/25/34	297	297,012
Federal National Mortgage Assoc., Series 2006-5, Class 3A2	Aaa	4.673%	(c)	05/25/35	1,000	991,256
FHLMC Structured Pass Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	3,519	3,606,317
FHLMC Structured Pass Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	2,022	2,099,158
FHLMC Structured Pass Through Securities, Series T-61, Class 1A	Aaa	6.333%	(c)	07/25/44	4,310	4,356,054
FHLMC Structured Pass Through Securities, Series T-62, Class 1A1	Aaa	6.083%	(c)	10/25/44	14,018	14,132,977
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	5.62%	(c)	08/15/32	3,749	3,759,531
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	1,703	1,690,425
Freddie Mac, Series 2544, Class PN	Aaa	4.50%		03/15/26	825	818,652
Freddie Mac, Series 2692, Class YB	Aaa	3.50%		05/15/16	10,717	10,564,601
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	8,300	8,205,045
Freddie Mac, Series 2756, Class MA	Aaa	5.00%		06/15/16	3,713	3,705,785
Freddie Mac, Series 2828, Class EN	Aaa	4.50%		10/15/23	8,300	8,205,768
Freddie Mac, Series 2839, Class DG	Aaa	5.00%		06/15/16	353	352,171
Freddie Mac, Series 2887, Class LB	Aaa	5.00%		12/15/19	1,444	1,438,399
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	770	758,453
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	225	223,426
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	2,872	2,825,201
GE Capital Commerical Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	3,095	3,043,341

GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%		09/25/34	5,826	5,799,914
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	2,349	2,412,411
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Aaa	5.55%	(c)	06/25/45	1,288	1,291,519
GSAA Home Equity Trust, Series 2004-CW1,Class 2A1	Aaa	6.00%		04/01/34	10,646	10,651,222
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	3.402%	(c)	06/25/34	675	678,079
GSR Mortgage Loan Trust, Series 2005-AR2,Class 2A1	AAA(d)	5.463%	(c)	05/25/36	4,872	4,901,373
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.539%	(c)	09/25/35	3,948	3,906,628
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.011%	(c)	07/25/35	1,961	1,950,554
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	5.40%	(c)	08/25/46	4,444	4,444,837
Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3	AAA(d)	5.45%	(c)	01/25/36	1,171	1,171,981
Structured Asset Mortgage Investments, Inc.,Series 2006-AR3, Class 2A1	Aaa	5.54%	(c)	02/25/36	3,792	3,796,123
Washington Mutual, Inc., Series 2002-AR11,Class A1	Aaa	5.111%	(c)	10/25/32	941	938,041
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	5.642%	(c)	02/27/34	485	489,665
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	5.59%	(c)	12/25/27	1,735	1,734,788
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	4.229%	(c)	03/25/34	859	850,077
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	5.64%	(c)	01/25/45	110	110,420
Washington Mutual, Inc., Series 2005-AR13,Class A1	Aaa	5.61%	(c)	10/25/45	835	835,803
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	Aaa	5.58%	(c)	11/25/45	704	706,323
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aaa	5.63%	(c)	01/25/45	1,741	1,743,875
Washington Mutual, Inc., Series 2006-AR3, Class A1A	Aaa	5.983%	(c)	02/25/46	3,450	3,459,298
Wells Fargo Mortgage Backed Securities Trust,Series 2005-AR12, Class 2A4	Aaa	4.32%	(c)	07/25/35	4,400	4,321,850

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $179,432,568)						180,113,077

CORPORATE OBLIGATIONS — 17.7%
Airlines — 0.1%
United Airlines, Inc., Pass-Thru Cert., Series 01-1,144A(g) (i)	NR	Zero		09/01/08	1,800	1,998,000

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.77%	(c)	03/13/09	2,700	2,708,211

Cable Television — 0.2%
CSC Holdings, Inc., Sr. Notes	B2	7.875%		12/15/07	377	381,241
CSC Holdings, Inc., Sr. Unsec’d. Notes	B2	7.25%		07/15/08	1,900	1,926,125

						2,307,366

Electronic Components & Equipment — 2.2%
Dominion Resources, Inc., Sr. Notes	Baa2	5.65%	(c)	09/28/07	11,100	11,104,174
Entergy Gulf States, Inc., 1st Mortgage, 144A	Baa3	6.09%	(c)	12/08/08	6,300	6,315,624
Nisource Finance Corp., Gtd. Notes	Baa3	5.93%	(c)	11/23/09	4,300	4,304,291
Progress Energy, Inc., Sr. Unsec’d. Notes	A3	5.76%	(c)	11/14/08	7,400	7,402,412

						29,126,501

Entertainment & Leisure — 0.3%
Time Warner, Inc., Notes	Baa2	8.18%		08/15/07	4,200	4,235,755

Financial - Bank & Trust — 3.0%
Bank of America NA, Sr. Notes	Aaa	5.35%	(c)	12/18/08		3,400	3,396,937
Bank of Ireland Sr. Unsec’d. Notes (Ireland)	Aa3	5.36%	(c)	12/19/08		5,500	5,501,507
HBOS Treasury Services PLC, Gtd. Notes, 144A (United Kingdom)	Aa2	5.32%	(c)	07/17/08		2,300	2,301,021
HSBC Finance Corp, Sr. Notes	Aa3	5.36%	(c)	05/21/08		5,200	5,201,810
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.485%	(c)	09/15/08		7,000	7,012,845
Rabobank Nederland, Sr. Notes, 144A (Netherlands)	Aaa	5.35%	(c)	04/06/09		4,500	4,501,642
Royal Bank of Scotland PLC, Gtd. Notes, 144A	Aa1	5.36%	(c)	04/11/08		3,800	3,803,226
Royal Bank of Scotland, Sub. Notes 144A (United Kingdom)	Aa2	5.75%	(c)	07/06/12		1,800	1,800,981
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	5.96%	(c)	08/01/08		2,600	2,601,300
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	6.10%	(c)	09/21/07		4,400	4,406,904

							40,528,173

Financial Services — 7.4%
Citigroup Global Markets Holdings, Inc., Notes	Aa1	5.45%	(c)	03/17/09		7,800	7,807,433
Citigroup, Inc., Notes	Aa1	5.388%	(c)	12/26/08		4,100	4,101,156
Federal Home Loan Mortgage Corp., Notes	Aaa	4.25%	(v)	08/25/09		1,165	1,154,332
Ford Motor Credit Co., Notes	B1	6.18%	(c)	09/28/07		1,400	1,399,929
Freddie Mac, Notes	Aaa	4.48%		09/19/08		18,300	18,185,534
General Electric Capital Corp., Notes	Aaa	5.455%	(c)	06/15/09		2,400	2,403,607
General Electric Capital Corp., Sr. Unsec’d Notes	Aaa	5.36%	(c)	10/24/08		1,700	1,700,020
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.41%	(c)	10/06/10		3,600	3,601,148
General Electric Capital Corp., Unsec’d. Notes	Aaa	5.42%	(c)	05/10/10		6,500	6,499,305
Goldman Sachs Group, Inc., Notes	Aa3	5.46%	(c)	07/29/08		1,700	1,701,918
Goldman Sachs Group, Inc., Notes	Aa3	5.65%	(c)	06/28/10		6,400	6,432,038
Goldman Sachs Group, Inc., Sr. Notes	Aa3	5.44%	(c)	06/23/09		8,300	8,298,763
ICICI Bank Ltd., Bonds, 144A (India)	Baa2	5.90%	(c)	01/12/10		3,400	3,403,947
Lehman Brothers Holdings, Inc., Notes	A1	5.56%	(c)	12/23/10		4,200	4,206,665
MBNA Europe Funding PLC, Gtd. Notes, 144A (United Kingdom)	Aa1	5.43%	(c)	09/07/07		9,800	9,804,312
Merrill Lynch & Co., Inc., Notes	Aa3	5.45%	(c)	08/14/09		3,800	3,799,430
Mizuho Corp. Bank, Subs. (Japan)	Baa	1.433%		10/27/49	JPY	200,000	1,714,359
Morgan Stanley, Sr. Unsec’d. Notes	Aa3	5.47%	(c)	02/09/09		3,900	3,903,085
National Australia Bank Ltd., Sr. Unsec’d Notes, 144A	Aa3	5.38%	(c)	09/11/09		7,200	7,204,313
Sumitomo Mitsui Banking Corp., Sub. Notes (Japan)	NR	1.514%	(c)	11/26/49	JPY	300,000	2,579,944

							99,901,238

Food — 0.4%
Heinz (H.J.) Co., Notes, 144A	Baa2	6.428%		12/01/20		5,700	5,798,496

Hotels & Motels — 0.1%
Mandalay Resort Group, Sr. Unsec’d. Notes	Ba2	6.50%		07/31/09		900	909,000
Mirage Resorts, Inc., Notes	Ba2	6.75%		08/01/07		800	802,000

							1,711,000

Insurance — 0.2%
American International Group, Inc., Sr. Notes, 144A	Aa2	5.35%	(c)	06/23/08		2,000	1,999,472

Machinery & Equipment — 0.4%
Siemens Financieringsmaatschappij NV (Netherlands), Notes, 144A	Aa3	5.41%	(c)	08/14/09		5,400	5,400,983

Oil & Gas — 0.7%
Transcontinental Gas Pipe Line Corp., Notes	Ba1	6.25%		01/15/08		750	751,875
Transcontinental Gas Pipe Line Corp., Notes, 144A	Ba1	6.64%	(c)	04/15/08		1,000	1,002,500
Transocean, Inc., Unsec’d. Notes	Baa1	5.548%	(c)	09/05/08		7,200	7,207,632
Williams Cos., Inc., Notes	Ba2	6.375%		10/01/10		700	709,625

							9,671,632

Retail & Merchandising — 1.2%
Home Depot, Inc., Sr. Unsec’d. Notes	Aa3	5.475%	(c)	12/16/09		7,000	7,007,749
JC Penney & Co., Notes	Baa3	6.50%		12/15/07		2,910	2,927,372
Wal-Mart Stores, Inc., Sr. Notes	Aa2	5.265%	(c)	06/16/08		6,900	6,895,184

							16,830,305

Technology - Hardware — 0.3%
Xerox Corp., Gtd. Notes	Baa3	9.75%		01/15/09		3,300	3,539,042

Telecommunications — 0.4%
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.46%	(c)	08/15/08		3,600	3,601,872
Quest Corp., Notes	Ba1	5.625%		11/15/08		1,674	1,674,000

							5,275,872

Utilities — 0.6%
CMS Energy Corp., Sr. Notes	Ba3	8.90%		07/15/08		1,900	1,971,250

Utilities (cont’d)
CMS Energy Corp., Sr. Unsec’d. Notes	Ba3	9.875%		10/15/07	1,750	1,787,187
Ohio Edison Co., Notes, 144A	Baa2	5.647%		06/15/09	500	503,422
Ohio Edison Co., Sr. Notes	Baa2	4.00%		05/01/08	1,205	1,188,823
Public Service Enterprise Group, Inc., Notes	Baa2	5.725%	(c)	09/21/08	1,700	1,701,833
TXU Energy Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.855%	(c)	09/16/08	1,400	1,399,887

						8,552,402

TOTAL CORPORATE OBLIGATIONS (cost $239,184,266)						239,584,448

FOREIGN GOVERNMENT BONDS — 6.0%
Federal Republic of Brazil (Brazil)	Ba2	7.875%		03/07/15	25	28,462
Federal Republic of Brazil (Brazil)	Ba2	8.75%		02/04/25	25	32,125
Federal Republic of Brazil (Brazil)	Ba2	8.875%		10/14/19-04/15/24	50	64,075
French Government Bond (France)	Aaa	5.50%		04/25/07	59,760	79,897,936
Republic of Peru (Brazil)	Ba3	9.125%		01/15/08	1,000	1,025,000
Russian Federation (Russia)	Baa2	8.25%		03/31/10	428	447,930

TOTAL FOREIGN GOVERNMENT BONDS (cost $79,685,271)						81,495,528

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.9%

Federal Home Loan Mortgage Corp.	4.555%	01/01/34	258	256,717
Federal Home Loan Mortgage Corp.	6.00%	08/01/29- 04/01/33	6,083	6,131,588
Federal Home Loan Mortgage Corp.	6.985%	07/01/29	135	137,538
Federal Home Loan Mortgage Corp.	7.378%	12/01/26	48	48,488
Federal Home Loan Mortgage Corp.	8.50%	01/01/25	321	344,392
Federal National Mortgage Assoc.	3.848%	10/01/33	6,335	6,330,291
Federal National Mortgage Assoc.	5.00%	10/01/17-03/01/21	46,944	46,294,691
Federal National Mortgage Assoc.	5.50%	12/01/34-10/01/35	32,036	31,701,982
Federal National Mortgage Assoc.	5.603%	04/01/32	54	55,107
Federal National Mortgage Assoc.	5.632%	03/01/17	326	331,103
Federal National Mortgage Assoc.	5.674%	04/01/24	108	109,687
Federal National Mortgage Assoc.	6.00%	04/01/12-02/01/37	90,099	90,785,382
Federal National Mortgage Assoc.	6.50%	01/11/37	2,500	2,550,000
Federal National Mortgage Assoc.	6.968%	01/01/25	14	13,694
Federal National Mortgage Assoc.	7.088%	12/01/29	87	88,385
Government National Mortgage Assoc.	5.375%	05/20/24-06/20/26	441	445,386
Government National Mortgage Assoc.	5.75%	07/20/17-09/20/17	99	100,019
Government National Mortgage Assoc.	6.125%	07/20/24-11/20/29	341	346,224
Government National Mortgage Assoc.	6.50%	04/15/26-06/15/29	225	230,481
Government National Mortgage Assoc.	7.00%	01/15/24-08/15/25	70	73,478
Government National Mortgage Assoc.	8.00%	06/20/30-01/20/32	1,107	1,170,465

Government National Mortgage Assoc.		8.50%	10/15/29-01/15/31	301	323,733

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $188,574,779)					187,868,831

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%

Federal Home Loan Bank		3.15%	08/13/07	2,680	2,659,755
Federal Home Loan Bank		3.50%	10/22/07-08/05/08	5,000	4,915,656
Federal Home Loan Bank		3.70%	02/06/09	2,000	1,957,694
Federal Home Loan Bank		3.73%	01/04/08	1,400	1,385,261
Federal Home Loan Bank		3.85%	12/21/07	320	317,019
Federal Home Loan Bank		4.00%	07/17/08	1,000	995,147
Federal Home Loan Bank		4.01%	10/28/08	1,075	1,060,004
Federal Home Loan Bank		4.25%	07/30/09	5,571	5,486,214
Federal Home Loan Bank		4.50%	03/17/09-06/12/13	7,500	7,313,574
Federal Home Loan Bank		5.25%	08/25/08	1,715	1,722,054
Federal Home Loan Mortgage Corp.		4.00%	05/23/08	1,400	1,384,596
Federal Home Loan Mortgage Corp.		4.24%	07/30/09	19,700	19,385,588
Federal National Mortgage Assoc.		4.02%	05/07/09	755	741,420
Federal National Mortgage Assoc.		4.25%	07/30/09	23,525	23,158,033

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $72,172,895)					72,482,015

U.S. TREASURY OBLIGATIONS — 0.7%

U.S. Treasury Notes		3.50%	11/15/09	6,800	6,623,357
U.S. Treasury Notes		4.00%	03/15/10	2,600	2,561,915

TOTAL U.S. TREASURY OBLIGATION (cost $9,185,944)					9,185,272

				Units

RIGHTS*

United Mexican States Value Recovery Rights, Series E (Mexico)* (cost $0)				5,500,000	79,750

TOTAL LONG-TERM INVESTMENTS (cost $813,340,379)					815,926,743

				Principal Amount (000)#

SHORT-TERM INVESTMENTS — 38.5%

CERTIFICATES OF DEPOSIT (n)— 0.2%

Countrywide Bank (cost $2,999,962)		5.32%	04/25/07	$3,000	3,000,027

	Moody’s Ratings

COMMERCIAL PAPER (n)— 26.2%

Abbey National	A1+(d)	5.20%	04/02/07	38,600	38,600,000
Abbey National	A1+(d)	5.23%	05/21/07	2,200	2,184,339
Bank of America Corp.	A1+(d)	5.20%	04/02/07	4,500	4,500,000
Bank of America Corp.	A1+(d)	5.20%	04/27/07	14,000	13,948,764

COMMERCIAL PAPER (Continued)

Barclays US	A1+(d)	5.24%	05/29/07		63,300	62,775,821
BNP Paribas	A1+(d)	5.41%	04/02/07		15,000	15,000,000
Cox Communications, Inc.	A3	5.57%	07/16/07		3,900	3,900,000
Cox Communications, Inc.	A3	5.57%	09/17/07		5,300	5,300,000
HBOS Treasury	A1+(d)	5.215%	06/11/07		34,300	33,951,189
Rabobank USA	A1+(d)	5.40%	04/02/07		36,200	36,200,000
Skandi Ensk	A1	5.22%	06/29/07		37,300	36,820,404
Societe Generale	A1+(d)	5.21%	06/08/07		50,100	49,612,347
UBS Finance	A1+(d)	5.185%	04/02/07		200	200,000
UBS Finance	A1+(d)	5.235%	05/22/07		39,800	39,510,896
UBS Finance	A1+(d)	5.205%	07/19/07		1,300	1,279,650
Viacom, Inc.	A2-(d)	5.59%	05/29/07		2,900	2,868,930
Westpac Bank	A1+(d)	5.21%	04/02/07		9,100	9,100,000

TOTAL COMMERCIAL PAPER (cost $355,789,377)						355,752,340

U.S. TREASURY OBLIGATION (n)— 0.2%

U.S. Treasury Bills		5.035%	05/31/07		2,000	1,983,938
U.S. Treasury Bills		4.892%	06/14/07		310	306,926
U.S. Treasury Bills		4.955%	06/14/07		460	455,439

TOTAL U.S. TREASURY OBLIGATION (cost $2,745,799)						2,746,303

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 4.0%
Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $53,490,551)					53,490,551	53,490,551

				Principal Amount (000)#

FOREIGN TREASURY BILLS (n)— 7.9%

French Treasury, Bill (France)		3.70%	06/21/07	EUR	$ 32,300	42,790,952
French Treasury, Bill (France)		3.71%	05/31/07	EUR	31,370	41,649,826
German Treasury, Bill (Germany)		3.71%	06/13/07	EUR	16,700	22,143,746

TOTAL FOREIGN TREASURY BILLS (cost $105,241,461)						106,584,524

				Notional Amounts (000)

OUTSTANDING OPTIONS PURCHASED*

Call Options
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 5.00%				GBP	30,200	60
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 5.063%				GBP	14,000	375
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.25%					31,700	221,963
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.00%					37,000	265,723

						488,121

Put Option
Eurodollar Futures, expiring 06/16/2008, Strike Price$92.50					4,498,000	28,112

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $581,524)	516,233

TOTAL SHORT-TERM INVESTMENTS (cost $520,848,674)	522,089,978

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—98.7% (cost $1,334,189,053)	1,338,016,721

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITIES SOLD SHORT — (10.2)%

Federal National Mortgage Assoc. — (10.2)%
Federal National Mortgage Assoc.	5.50%	TBA	$32,000	$(31,660,000)
Federal National Mortgage Assoc.	5.00%	TBA	18,100	(17,845,478)
Federal National Mortgage Assoc.	6.00%	TBA	88,500	(89,136,138)

TOTAL SECURITIES SOLD SHORT (proceeds $139,075,273)				(138,641,616)

		Notional Amounts (000)

OUTSTANDING OPTIONS WRITTEN — (0.1)%

Call Options (g)— (0.1)%

Swap on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	8,600	(1,701)
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	4,000	(791)
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%		14,100	(260,089)
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.10%		16,100	(231,543)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $586,418)			(494,124)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—88.4% (cost $1,194,527,362)			1,198,880,981
Other Assets in Excess of Liabilities(u) — 11.6%			157,234,583

NET ASSETS — 100.0%			$1,356,115,564

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

EUR	Euro Dollar

GBP	British Pound

JPY	Japanese Yen

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(u)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Future contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
6,484	90 Day Euro Dollar	Sep 07	$1,538,971,100	$1,538,734,250	$(236,850)
576	90 Day Euro Dollar	Dec 07	136,739,700	136,980,000	240,300
576	90 Day Euro Dollar	Mar 08	136,785,925	137,196,000	410,075
516	90 Day Sterling	Dec 07	120,221,875	119,577,012	(644,863)
4	90 Day Sterling	Mar 08	929,413	927,347	(2,066)

					(233,404)

Short Positions:
1,970	10 Year U.S. Treasury Notes	Jun 07	213,278,828	213,006,250	$272,578

					$39,174

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 05/03/07	BRL	2,481	$1,130,000	$1,198,860	$68,860
Expiring 05/03/07	BRL	3,550	1,620,000	1,715,197	95,197
Expiring 05/03/07	BRL	3,556	1,620,000	1,719,937	99,937
Expiring 05/03/07	BRL	577	264,044	278,731	14,687
Expiring 03/04/08	BRL	10,165	4,705,809	4,691,883	(13,926)
Chilean Peso,
Expiring 06/19/07	CLP	131,806	249,973	244,309	(5,664)
Expiring 11/05/07	CLP	994,839	1,839,230	1,845,029	5,799
Chinese Yuan,
Expiring 01/10/08	CNY	736	99,776	99,923	147
Expiring 01/10/08	CNY	1,040	141,126	141,143	17
Expiring 01/10/08	CNY	3,045	413,418	413,242	(176)
Expiring 01/10/08	CNY	1,040	140,992	141,143	151
Expiring 01/10/08	CNY	1,040	140,992	141,143	151
Expiring 01/10/08	CNY	74,201	10,054,319	10,069,817	15,498
Expiring 01/10/08	CNY	10,833	1,468,110	1,470,174	2,064
Expiring 01/10/08	CNY	662	89,811	89,937	126
Expiring 03/07/08	CNY	10,024	1,367,000	1,373,880	6,880
Expiring 03/07/08	CNY	20,218	2,756,000	2,771,003	15,003
Expiring 03/07/08	CNY	10,159	1,386,000	1,392,405	6,405
Expiring 03/07/08	CNY	10,063	1,374,000	1,379,220	5,220
Expiring 03/07/08	CNY	19,343	2,641,000	2,651,033	10,033
Expiring 03/07/08	CNY	19,495	2,662,000	2,671,931	9,931
Expiring 03/07/08	CNY	9,056	1,238,000	1,241,176	3,176
Expiring 03/02/09	CNY	15,611	2,227,000	2,202,586	(24,414)
Euro,
Expiring 04/26/07	EUR	15,840	21,153,685	21,159,780	6,095
Korean Won,
Expiring 05/07/07	KRW	4,368,441	4,654,209	4,647,236	(6,973)
Mexican Peso,
Expiring 04/18/07	MXP	50,234	4,529,903	4,546,683	16,780
Expiring 03/13/08	MXP	50,234	4,463,491	4,451,778	(11,713)
Norwegian Krone,
Expiring 04/12/07	NOK	14,035	2,267,771	2,309,933	42,162
Expiring 04/12/07	NOK	6,863	1,109,760	1,129,497	19,737
Polish Zloty,
Expiring 04/18/07	PLZ	12,013	4,134,013	4,150,151	16,138
Expiring 04/18/07	PLZ	943	315,203	325,920	10,717
Expiring 04/18/07	PLZ	1,299	434,306	449,088	14,782
Expiring 04/18/07	PLZ	2,517	880,000	869,977	(10,023)
Expiring 04/18/07	PLZ	3,604	1,260,000	1,246,084	(13,916)
Expiring 04/18/07	PLZ	3,651	1,260,000	1,262,026	2,026
Expiring 04/18/07	PLZ	12,013	4,157,763	4,178,279	20,516
Pound Sterling,
Expiring 04/12/07	GBP	1,731	3,401,855	3,406,340	4,485
Russian Ruble,
Expiring 09/19/07	RUB	7,595	290,378	292,403	2,025
Expiring 09/19/07	RUB	7,595	290,129	292,403	2,274
Expiring 11/02/07	RUB	6,567	247,337	252,756	5,419
Expiring 12/10/07	RUB	38,862	1,483,274	1,495,366	12,092
Expiring 12/10/07	RUB	39,896	1,523,026	1,535,149	12,123
Expiring 12/10/07	RUB	34,656	1,322,250	1,333,538	11,288
Singapore Dollar,
Expiring 04/18/07	SGD	1,485	970,000	979,773	9,773
Expiring 04/18/07	SGD	2,155	1,410,000	1,422,421	12,421
Expiring 04/18/07	SGD	2,122	1,380,000	1,400,253	20,253
South African Rand,
Expiring 05/16/07	ZAR	1,703	240,000	233,490	(6,510)
Expiring 04/18/07	ZAR	2,481	350,000	340,192	(9,808)
Expiring 04/18/07	ZAR	2,357	330,000	323,176	(6,824)
Expiring 04/18/07	ZAR	3,590	500,279	490,803	(9,476)

			$103,987,232	$104,468,197	$480,965

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Brazilian Real,
Expiring 05/03/07	BRL	10,165	$4,912,782	$4,910,725	$2,057
Euros,
Expiring 04/26/07	EUR	156,537	209,227,519	209,335,633	(108,114)
Japanese Yen,
Expiring 05/15/07	JPY	402,727	3,346,632	3,439,215	(92,583)
Expiring 05/15/07	JPY	506,752	4,339,775	4,327,570	12,205
Mexican Peso,
Expiring 04/18/07	MXP	50,234	4,556,611	4,550,935	5,676
Norwegian Krone,
Expiring 04/12/07	NOK	20,743	3,401,855	3,412,561	(10,706)
Pound Sterling,
Expiring 04/05/07	GBP	24	46,608	47,228	(620)
Expiring 04/05/07	GBP	1,906	3,725,201	3,750,669	(25,468)
Expiring 04/12/07	GBP	1,175	2,267,771	2,312,159	(44,388)
Expiring 04/12/07	GBP	575	1,109,760	1,131,482	(21,722)

			$236,934,514	$237,218,177	$(283,663)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Citigroup, Inc.(2)(g)	06/20/17		$188,200,000	5.00%	3 Month LIBOR	$3,935,466
Barclays Bank PLC(2)(g)	06/20/17		$22,200,000	5.00%	3 Month LIBOR	39,662
Barclays Bank PLC(1)(g)	06/20/09		$190,400,000	5.00%	3 Month LIBOR	220,935
Barclays Bank PLC(1)(g)	06/18/09		$185,700,000	5.00%	3 Month LIBOR	(122,897)
Morgan Stanley Capital Services, Inc.(1)(g)	06/20/09		$285,700,000	5.00%	3 Month LIBOR	(349,874)
UBS AG(1)	06/21/08		$46,400,000	5.00%	3 Month LIBOR	(6,085)
UBS AG(1)(g)	06/20/09		$693,600,000	5.00%	3 Month LIBOR	(821,652)
Barclays Bank PLC(1)(g)	06/20/12		$15,000,000	5.00%	3 Month LIBOR	(104,525)
Goldman Sachs Capital Markets, L.P.(1)(g)	06/20/09		$244,700,000	5.00%	3 Month LIBOR	(299,665)
Deutsche Bank AG(1)	01/15/10	AUD	15,100,000	6.50%	6 month Australian Bank Bill rate	(24,014)
Goldman Sachs Capital Markets, L.P.(1)(g)	03/15/12	EUR	1,300,000	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(943)
BNP PARIBAS(1)(g)	03/15/12	EUR	5,000,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	23,927
Barclays Bank PLC(2)(g)	12/15/35	GBP	3,700,000	4.00%	6 Month LIBOR	106,189
Barclays Bank PLC(1)(g)	03/20/09	GBP	8,200,000	6.00%	6 Month LIBOR	(38,012)
Barclays Bank PLC(1)	09/15/10	GBP	9,400,000	5.00%	6 Month LIBOR	(104,099)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	3,000,000	5.00%	6 Month LIBOR	(29,918)

						$2,424,495

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.(1)	03/20/08	6,600,000	0.06%	AIG, 5.6%, due 10/18/16	$(61)
Lehman Brothers, Inc.(1)(g)	03/20/08	900,000	1.55%	GMAC LLC, 6.875%, due 08/2/12	6,236
Morgan Stanley Capital Services, Inc.(1)(g)	10/20/07	1,900,000	0.44%	JSC “GAZPROM”	5,060
JP MorganChase Bank(1)	12/20/07	7,100,000	0.07%	Morgan Stanley, 6.6%, due 04/01/12	(848)
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.29%	Petroeos Mexicanos, 9.5%, due 09/15/27	142
Barclays Bank PLC(1)	12/20/08	1,600,000	0.29%	Petroeos Mexicanos, 9.5%, due 09/15/27	311
Lehman Brothers, Inc.(1)	12/20/08	1,600,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(788)
Royal Bank of Scotland PLC(1)	12/20/08	1,700,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	(836)
Duetsche Bank AG(1)	12/20/08	700,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	—
Barclays Bank PLC(1)	12/20/08	700,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	541
Deutsche Bank AG(1)	12/20/08	900,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	513
Deutsche Bank AG(1)	12/20/08	700,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	136
Lehman Brothers, Inc.(1)	12/20/08	1,600,000	0.32%	Republic of Peru, 8.75%, due 11/21/33	(17)
Lehman Brothers, Inc.(1)(g)	12/20/08	700,000	0.31%	Russian Federation, 5.0%, due 03/31/30	740
Deutsche Bank AG(1)(g)	12/20/07	3,300,000	0.26%	Russian Federation, 5.0%, due 03/31/30	2,993
Morgan Stanley Capital Services, Inc.(1)(g)	12/20/07	3,300,000	0.26%	Russian Federation, 5.0%, due 03/31/30	2,993
Barclays Bank PLC(1)(g)	12/20/08	700,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	3,367
Barclays Bank PLC(1)(g)	12/20/08	1,700,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	7,742
Deutsche Bank AG(1)(g)	12/20/08	1,700,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	8,074

					$36,298

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST MONEY MARKET PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (n)— 42.3%

Amsterdam Corp.	P-1	5.26%	04/13/07	$25,000	$24,959,819
Barton Capital Corp.	P-1	5.27%	04/05/07	26,670	26,658,287
Barton Capital Corp.	P-1	5.28%	04/17/07	23,800	23,747,640
Barton Capital Corp.	P-1	5.27%	04/23/07	50,000	49,846,292
Citigroup Fudning, Inc.	P-1	5.24%	06/08/07	78,212	77,449,259
Citigroup Funding, Inc.	P-1	5.245%	06/15/07	28,500	28,192,730
Deutsche Bank	P-1	5.205%	08/13/07	80,000	78,461,633
Edison Asset Security LLC, 144A	P-1	5.20%	07/30/07	4,000	3,931,244
General Electric Capital Corp.	P-1	5.20%	07/23/07	78,000	76,739,222
General Electric Capital Corp.	P-1	5.16%	10/26/07	12,000	11,643,960
Irish Life And Permanent PLC, 144A	P-1	5.25%	04/04/07	17,000	16,995,042
Jupiter Security Corp.	P-1	5.28%	04/17/07	32,204	32,133,151
Kredietbank Na	P-1	5.225%	06/05/07	83,000	82,229,022
Long Lane Master Trust, 144A	P-1	5.27%	04/05/07	13,508	13,502,068
Long Lane Master Trust, 144A	P-1	5.28%	04/16/07	5,123	5,112,481
Long Lane Master Trust, 144A	P-1	5.27%	04/17/07	10,739	10,715,419
Nyala Funding LLC, 144A	P-1	5.24%	05/16/07	23,000	22,852,698
Old Line Funding Corp., 144A	P-1	5.27%	04/02/07	5,651	5,651,000
PB Finance Delaware	P-1	5.27%	04/04/07	24,100	24,092,944
PB Finance Delaware	P-1	5.26%	04/23/07	51,746	51,587,226
Pepsi Bottling Group, 144A	P-2	5.55%	04/02/07	3,009	3,009,000
Prudential PLC, 144A	P-1	5.10%	02/11/08	21,500	20,540,562
Sheffield Receivables, 144A	P-1	5.26%	04/05/07	24,481	24,470,263
Sheffield Receivables, 144A	P-1	5.27%	04/19/07	5,221	5,208,007
Sheffield Receivables, 144A	P-1	5.27%	04/20/07	30,000	29,920,950
Swedbank Mortgage AB	P-1	5.15%	09/13/07	21,000	20,507,317
Swiss Re Financial Products, 144A	P-1	5.30%	04/30/07	17,659	17,586,206
Tulip Funding Corp., 144A	P-1	5.30%	04/05/07	4,792	4,789,884
Tulip Funding Corp., 144A	P-1	5.30%	04/25/07	15,000	14,949,208
UBS Finance Delaware LLC	P-1	5.27%	04/04/07	12,000	11,996,487
Windmill Funding Corp., 144A	P-1	5.26%	04/05/07	25,000	24,989,042
Windmill Funding Corp., 144A	P-1	5.26%	04/11/07	10,000	9,986,850
Windmill Funding Corp., 144A	P-1	5.27%	04/18/07	17,000	16,960,182

					871,415,095

CERTIFICATES OF DEPOSIT — 29.1%

Bank of America NA(c)	Aa	5.28%	08/23/07	60,000	60,000,000
Bank of The West(c)	Aa3	5.31%	11/19/07	37,350	37,354,693
Barclays Bank PLC NY(c)	P-1	5.265%	04/05/07	30,000	29,999,947
Barclays Bank PLC	Aa	5.265%	10/26/07	50,000	49,992,813
BNP Paribas S.A.	Aa2	5.26%	10/03/07	50,000	49,992,430
Deutsche Bank AG	NR	5.29%	04/11/07	35,335	35,335,000
Fortis Bank NY(c)	Aa-	5.27%	12/12/07	40,000	39,994,475
Nordea Bank AB,	P-1	5.70%	06/28/07	40,000	40,000,000
Skandinaviska Enskilda Banken NY(c)	P-1	5.277%	04/04/07	80,000	79,999,936
Societe Generale NY(c)	NR	5.271%	07/02/07	100,000	99,995,347
Suntrust Bank(c)	Aa2	5.29%	05/01/07	34,665	34,664,956
Suntrust Bank	NR	5.29%	10/29/07	21,000	20,999,903
Suntrust Bank	Aa2	5.265%	09/14/07	21,000	20,998,124

					599,327,624

CORPORATE OBLIGATIONS — 33.2%

American Express Centurion(c)	Aa3	5.29%	07/18/07	14,000	14,000,000
American Express Credit Corp., MTN(c)	P-1	5.42%	03/05/08	17,800	17,809,586
American General Finance Corp., 144A, MTN(c)	A1	5.37%	04/14/08	5,000	5,000,000

Banco Espanol De Credito, Sr. Unsub. Notes, 144A	Aa3	5.339%	04/15/08	50,000	50,000,000
Caja Madrid Exl.(c)	NR	5.36%	02/13/08	24,000	24,000,000
Caterpillar Financial Services	A2	5.29%	04/08/08	12,000	12,000,000
DNB Nor Bank ASA, 144A(c)	Aaa	5.31%	04/25/08	50,000	50,000,000
HSBC Finance Corp., MTN(c)	Aa3	5.40%	06/01/07	21,000	21,001,974
HSBC Finance Corp., MTN(c)	NR	5.33%	04/04/08	60,000	60,000,000
HSBC USA, Inc., Sr. Notes, MTN(c)	NR	5.32%	04/15/08	500	500,000
Irish Life & Permanent PLC, 144A, MTN (Ireland)(c)	A1	5.36%	04/21/08	2,000	2,000,000
JPMorgan Chase & Co.	NR	5.30%	04/11/08	48,000	48,000,000
JPMorgan Chase & Co., MTN(c)	Aa2	5.29%	04/02/08	35,000	35,000,000
Kommunalkredit Austria, 144A (Austria)	Aa3	5.34%	04/22/08	11,000	11,000,000
Merrill Lynch & Co., Notes, MTN(c)	Aa3	5.33%	04/15/08	500	500,090
Merrill Lynch & Co., Inc., MTN(c)	Aa3	5.36%	06/15/07	70,500	70,508,062
Metlife Funding	NR	5.38%	04/01/08	42,000	42,000,000
Metlife Funding(h)(cost $38,000,000; purchased 9/29/06)	NR	5.38%	04/02/07	38,000	38,000,000
Morgan Stanley	Aa3	5.485%	07/27/07	40,000	40,019,426
Morgan Stanley, Sr. Notes, MTN	Aa3	5.485%	01/18/08	27,000	27,030,651
Nationwide Building Society, 144A(c)	Aa3	5.43%	04/28/08	72,000	72,025,767
Nationwide Building Society, 144A, MTN(c) (United Kingdom)	Aa3	5.369%	04/07/08	5,000	5,000,000
Nordea Bank AB, 144A(c)	Aaa	5.30%	04/08/08	40,000	40,000,000

					685,395,556

TOTAL INVESTMENTS—104.6%
(cost $2,156,138,276 )†					2,156,138,275
Liabilities in excess of other assets — (4.6)%					(95,407,860)

NET ASSETS — 100.0%					$2,060,730,415

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $38,000,000. The aggregate market value of $38,000,000 is approximately 1.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(n)	Rates shown are the effective yields at purchase date.

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	2,958,568	$69,999,710
AST Federated Aggressive Growth Portfolio*	878,130	10,555,122
AST International Growth Portfolio*	2,985,843	50,371,171
AST International Value Portfolio*	2,556,811	50,190,200
AST Large-Cap Value Portfolio	3,459,910	69,993,980
AST Marsico Capital Growth Portfolio*	4,485,064	92,257,772
AST Mid-Cap Value Portfolio	342,675	4,269,727
AST Money Market Portfolio	42,313	42,313
AST Neuberger Berman Mid-Cap Growth Portfolio*	242,279	4,714,750
AST Small-Cap Value Portfolio	596,940	10,440,473
AST T. Rowe Price Large-Cap Growth Portfolio*	5,661,838	61,600,792
AST T. Rowe Price Natural Resources Portfolio*	219,283	6,799,975

TOTAL LONG-TERM INVESTMENTS (cost $403,147,328)		431,235,985

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,138,361)	2,138,361	2,138,361

TOTAL INVESTMENTS(w) — 99.8% (cost $405,285,689)		433,374,346
Other assets in excess of liabilities — 0.2%		850,546

NET ASSETS — 100.0%		$434,224,892

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST BALANCED ASSET ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	17,158,659	$405,973,866
AST Federated Aggressive Growth Portfolio*	4,956,296	59,574,676
AST High Yield Portfolio	3,956,546	34,026,298
AST International Growth Portfolio*	17,366,936	292,980,217
AST International Value Portfolio*	14,955,329	293,573,107
AST Large-Cap Value Portfolio	20,080,362	406,225,715
AST Marsico Capital Growth Portfolio*	25,958,373	533,963,733
AST Mid-Cap Value Portfolio	2,012,139	25,071,246
AST Money Market Portfolio	21,570,002	21,570,002
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,436,780	27,959,733
AST PIMCO Total Return Bond Portfolio	77,973,602	905,273,524
AST Small-Cap Value Portfolio	3,433,239	60,047,358
AST T. Rowe Price Global Bond Portfolio	2,234,065	26,205,586
AST T. Rowe Price Large-Cap Growth Portfolio*	32,786,877	356,721,222
AST T. Rowe Price Natural Resources Portfolio*	1,286,641	39,898,725

TOTAL LONG-TERM INVESTMENTS (cost $3,281,850,874)		3,489,065,008

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $18,444,664)	18,444,664	18,444,664

TOTAL INVESTMENTS(w) — 100.1% (cost $3,300,295,538)		3,507,509,672
Liabilities in excess of other assets — (0.1)%		(4,458,846)

NET ASSETS — 100.0%		$3,503,050,826

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	26,871,998	$635,791,465
AST Federated Aggressive Growth Portfolio*	7,955,839	95,629,184
AST High Yield Portfolio	2,973,830	25,574,942
AST International Growth Portfolio*	27,092,076	457,043,317
AST International Value Portfolio*	23,555,361	462,391,745
AST Large-Cap Value Portfolio	31,259,488	632,379,441
AST Marsico Capital Growth Portfolio*	40,447,831	832,011,877
AST Mid-Cap Value Portfolio	3,137,840	39,097,488
AST Money Market Portfolio	246,362	246,362
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,192,337	42,662,872
AST PIMCO Total Return Bond Portfolio	47,474,899	551,183,576
AST Small-Cap Value Portfolio	5,457,723	95,455,580
AST T. Rowe Price Global Bond Portfolio	1,600,287	18,771,370
AST T. Rowe Price Large-Cap Growth Portfolio*	51,457,982	559,862,844
AST T. Rowe Price Natural Resources Portfolio*	2,098,990	65,089,686

TOTAL LONG-TERM INVESTMENTS (cost $4,229,218,241)		4,513,191,749

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $20,578,289)	20,578,289	20,578,289

TOTAL INVESTMENTS(w) — 100.2% (cost $4,249,796,530)		4,533,770,038
Liabilities in excess of other assets — (0.2)%		(9,184,989)

NET ASSETS — 100.0%		$4,524,585,049

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

1

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	4,080,813	$96,552,027
AST Federated Aggressive Growth Portfolio*	1,204,212	14,474,625
AST High Yield Bond Portfolio	1,569,258	13,495,618
AST International Growth Portfolio*	4,123,456	69,562,700
AST International Value Portfolio*	3,552,801	69,741,492
AST Large-Cap Value Portfolio	4,760,811	96,311,208
AST Marsico Capital Growth Portfolio*	6,191,779	127,364,897
AST Mid-Cap Value Portfolio	480,315	5,984,723
AST Money Market Portfolio	9,528,776	9,528,776
AST Neuberger Berman Mid-Cap Growth Portfolio*	340,386	6,623,917
AST PIMCO Total Return Bond Portfolio	29,123,125	338,119,486
AST Small-Cap Value Portfolio	827,470	14,472,448
AST T. Rowe Price Global Bond Portfolio	760,465	8,920,249
AST T. Rowe Price Large-Cap Growth Portfolio*	7,832,481	85,217,399
AST T. Rowe Price Natural Resources Portfolio*	295,238	9,155,320

TOTAL LONG-TERM INVESTMENTS (cost $913,768,957)		965,524,885

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $6,372,913)	6,372,913	6,372,913

TOTAL INVESTMENTS(w) — 100.2% (cost $920,141,870)		971,897,798
Liabilities in excess of other assets — (0.2)%		(1,763,357)

NET ASSETS — 100.0%		$970,134,441

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.1%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	1,096,047	$25,932,461
AST Federated Aggressive Growth Portfolio	328,360	3,946,887
AST High Yield Portfolio	858,190	7,380,434
AST International Growth Portfolio*	1,084,819	18,300,891
AST International Value Portfolio*	957,455	18,794,833
AST Large-Cap Value Portfolio	1,281,360	25,921,909
AST Marsico Capital Growth Portfolio*	1,671,045	34,373,392
AST Mid-Cap Value Portfolio	126,764	1,579,480
AST Money Market Portfolio	7,511,417	7,511,417
AST Neuberger Berman Mid-Cap Growth Portfolio*	101,846	1,981,919
AST PIMCO Total Return Bond Portfolio	17,622,910	204,601,981
AST Small-Cap Value Portfolio	222,126	3,884,990
AST T. Rowe Price Global Bond Portfolio	408,483	4,791,507
AST T. Rowe Price Large-Cap Growth Portfolio*	2,092,251	22,763,689
AST T. Rowe Price Natural Resources Portfolio*	77,233	2,394,998

TOTAL LONG-TERM INVESTMENTS
(cost $366,781,414)		384,160,788

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,093,041)	2,093,041	2,093,041

TOTAL SHORT-TERM INVESTMENT
(cost $2,093,041)		2,093,041

TOTAL INVESTMENTS(w) — 100.7%
(cost $368,874,455)		386,253,829
Liabilities in excess of other assets — (0.7)%		(2,498,210)

NET ASSETS — 100.0%		$383,755,619

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

1

AST ADVANCED STRATEGIES PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 104.8%
COMMON STOCKS — 57.8%
Advertising — 0.1%
Focus Media Holding Ltd., ADR (China)*	6,700	$525,682

Aerospace & Defense — 1.6%
Boeing Co. (The)	29,429	2,616,532
General Dynamics Corp.	32,466	2,480,403
Honeywell International, Inc.	6,500	299,390
Lockheed Martin Corp.	32,492	3,152,374
Raytheon Co.	21,600	1,133,136
Rolls Royce Group PLC (Class B Stock) (United Kingdom)	12,804,960	25,828
Rolls-Royce Group PLC (United Kingdom)*	228,500	2,222,408
Thales SA (France)	19,500	1,132,088
United Technologies Corp.	14,580	947,700

		14,009,859

Agricultural Chemicals — 0.1%
Yara International ASA (Norway)	17,700	488,488

Agriculture — 0.1%
Chaoda Modern Agriculture (Hong Kong)	718,000	503,570

Agriculture/Heavy Equipment — 0.1%
Altria Group, Inc.	10,400	913,224

Airlines — 0.2%
Cathay Pacific Air (Hong Kong)	146,100	371,724
Gol-Linhas Aereas Inteligentes SA, ADR (Brazil)	7,700	234,311
Qantas Airways Ltd. (Australia)	171,100	726,795
Singapore Airlines Ltd. (Singapore)	71,500	782,322

		2,115,152

Auto Components
Rieter Holdings AG (Switzerland)	200	99,659

Auto Parts & Related — 0.1%
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	11,100	1,225,821

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	55,000	264,639
Nifco, Inc. (Japan)	18,900	489,180

		753,819

Automobile Manufacturers — 1.0%
Daimler-Chrysler AG (Germany)	10,200	836,613
Fuji Heavy Industries Ltd. (Japan)	130,700	678,788
General Motors Corp.	21,600	661,824
Honda Motor Co. Ltd. (Japan)	37,900	1,321,869
Toyota Motor Corp. (Japan)	8,400	538,187
Toyota Motor Corp., ADR (Japan)	24,967	3,199,771
Valeo SA (France)	12,700	744,943
Volkswagen AG (Germany)	5,500	826,554

		8,808,549

Automobiles — 0.3%
Nissan Motor Co. Ltd. (Japan)	122,800	1,316,161
PSA Peugeot Citroen SA (France)	10,600	747,079
Renault SA (France)	5,600	654,938

		2,718,178

Automotive Parts — 0.4%
Denso Corp. (Japan)	57,100	2,122,352
GKN PLC (United Kingdom)	94,500	709,443
Yokohama Rubber Co. Ltd. (Japan)	91,000	559,097

		3,390,892

Banking — 0.6%
EFG International (Switzerland)*	15,300	667,325
HBOS PLC (United Kingdom)	201,900	4,159,815

		4,827,140

Banks — 0.5%
Bank of America Corp.	48,900	2,494,878
Bank Rakyat Indonesia (Indonesia)	844,500	467,367
Northern Rock PLC (United Kingdom)	56,600	1,275,302

		4,237,547

Beverages — 0.6%
Anheuser-Busch Cos., Inc.	31,400	1,584,444
Asahi Breweries Ltd. (Japan)	26,700	428,233
Heinekin NV, ADR (Netherlands)	46,925	1,223,048
InBev NV (Belgium)	23,900	1,725,638

		4,961,363

Biotechnology — 0.6%
Genentech, Inc.*	50,818	4,173,174
Genzyme Corp.*	15,500	930,310

		5,103,484

Broadcasting — 0.2%
Liberty Media Holding Corp. - Capital, Series A*	8,700	962,133
Liberty Media Holding Corp. -Interactive, Series A*	40,700	969,474

		1,931,607

Building Materials — 0.2%
Central Glass Co. Ltd. (Japan)	62,000	419,331
Geberit AG (Switzerland)	310	477,060
Hanson PLC (United Kingdom)	1,900	30,566
Lafarge SA (France)	3,000	471,647
Sanwa Shutter Corp. (Japan)	89,000	554,362

		1,952,966

Building Products — 0.1%
Crane Group Ltd. (Australia)	51,000	677,557

Business Services
K.K. DaVinci Advisors (Japan)*	250	267,312

Capital Markets — 0.9%
Credit Suisse Group (Switzerland)	23,600	1,693,552
Daiwa Securities Group, Inc. (Japan)	19,000	229,438
Deutsche Bank AG (Germany)	9,800	1,320,125
Goldman Sachs Group, Inc.	17,970	3,713,141
Nomura Holdings, Inc. (Japan)	37,100	772,917
Tokai Tokyo Securities Co. Ltd. (Japan)	65,000	386,117

		8,115,290

Chemicals — 1.0%
Arkema (France)*	17	975
Asahi Kasei Corp. (Japan)	65,000	473,269
BASF AG (Germany)	15,400	1,733,809
Bayer AG (Germany)	5,200	332,315
Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	108,000	505,906
Dow Chemical Co.	8,600	394,396
DuPont, (E.I.) de Nemours & Co.	26,300	1,300,009
Mitsubishi Chemical Holdings Corp. (Japan)	69,000	587,296
Praxair, Inc.	20,726	1,304,909
Shin-Etsu Chemical Co., Ltd. (Japan)	15,500	945,732
Syngenta AG (Switzerland)*	3,100	593,137

		8,171,753

Clothing & Apparel
Benetton Group SpA (Italy)	5,600	90,667
Honeys Co. Ltd. (Japan)	6,100	278,496

		369,163

Commercial Banks — 2.6%
ABN AMRO Holding NV (Netherlands)	13,000	559,532
Alliance & Leicester PLC (United Kingdom)	29,600	660,535
Allied Irish Banks PLC (Ireland)	36,800	1,091,332
Banche Popolari Unite Scrl (Italy)	10,600	313,643
Banco Ambrosiano Veneto SpA (Italy)	68,778	522,315
Banco Bilbao Vizcaya Argentaria SA (Spain)	28,400	697,300
Banco Popolare di Verona e Novara Scrl (Italy)	19,500	605,639
Banco Santander Central Hispano SA (Spain)	109,500	1,954,234
Bank of Fukuoka Ltd. (The) (Japan)	77,000	621,410
Barclays PLC (United Kingdom)	106,700	1,513,877
BNP Paribas (France)	14,800	1,545,855
Commonwealth Bank of Australia (Australia)	13,200	536,783
Credit Agricole SA (France)	17,400	678,484
Danske Bank SA (Denmark)	26,400	1,228,237
HSBC Holdings PLC (United Kingdom)	26,100	456,854
Industrial & Commercial Bank of China Ltd. (China)	3,848,000	2,157,067
Industrial & Commercial Bank of China Ltd. ASA (Hong Kong)	169,000	369,860
Lloyds TSB Group PLC (United Kingdom)	142,400	1,569,239
Mellon Financial Corp.	32,700	1,410,678
Nordea Bank AB (Sweden)	82,000	1,309,360
Royal Bank of Scotland Group PLC (United Kingdom)	33,200	1,296,196
Societe Generale (France)	1,900	328,355
Suruga Bank Ltd. (Japan)	53,000	690,835
Verwaltungs und Privat Bank AG (Switzerland)	1,500	367,856

		22,485,476

Commercial Services — 0.4%
Capita Group PLC (United Kingdom)	90,600	1,216,807
Randstad Holding NV (Netherlands)	12,800	992,757
SGS Societe Generale (Switzerland)	700	835,864

		3,045,428

Commercial Services & Supplies — 0.2%
Boston Scientific Corp.*	33,300	484,182
Waste Management, Inc.	36,400	1,252,524

		1,736,706

Computer Services
NEC Fielding Ltd. (Japan)	20,600	270,961

Computer Services & Software — 0.6%
Iliad SA (France)	3,700	385,179
Infosys Technologies Ltd., ADR (India)	39,000	1,959,750
Microsoft Corp.	71,300	1,987,131
TomTom NV (Netherlands)*	13,500	550,214

		4,882,274

Computers — 0.4%
Cap Gemini SA (France)	12,500	951,622
Dell, Inc.*	32,900	763,609
International Business Machines Corp.	17,600	1,658,976

		3,374,207

Conglomerates — 0.1%
Citic Pacific Ltd. (Hong Kong)	141,000	521,520

Construction — 0.1%
Interserve PLC (United Kingdom)	18,400	176,244
Taylor Woodrow PLC (United Kingdom)	30,000	288,978

		465,222

Consumer Finance — 0.1%
American Express Co.	16,500	930,600

Consumer Products — 0.1%
Electrolux AB, Series B (Sweden)	31,200	790,858

Consumer Products & Services — 1.0%
Avon Products, Inc.	32,200	1,199,772
Fisher & Paykel Apppliances Holdings Ltd. (New Zealand)	9,200	24,119
L’Oreal (France)	28,100	3,067,918
Newell Rubbermaid, Inc.	38,100	1,184,529
Pacific Brands Ltd. (Australia)	261,600	649,799
Reckitt Benckiser PLC (United Kingdom)	52,500	2,733,633

		8,859,770

Distribution/Wholesale — 0.1%
Marubeni Corp. (Japan)	105,000	637,984
Sumitomo Corp. (Japan)	21,000	377,800

		1,015,784

Diversified — 0.1%
Anglo American PLC (United Kingdom)	9,900	521,524

Diversified Financial Services — 1.9%
Allco Finance Group Ltd. (Australia)	45,541	412,689
Citigroup, Inc.	65,665	3,371,241
Fannie Mae	14,900	813,242
Fortis (Belgium)	20,800	949,989
ING Groep NV (Netherlands)	26,400	1,116,178
JPMorgan Chase & Co.	64,700	3,130,186
Lehman Brothers Holdings, Inc.	44,201	3,097,164
Merrill Lynch & Co., Inc.	14,800	1,208,716
U.S. Bancorp	49,100	1,717,027
UBS AG (Switzerland)	5,300	314,908

		16,131,340

Diversified Machinery
Volvo, AB (Class B Stock) (Sweden)	3,900	328,407

Diversified Manufacturing — 0.6%
3M Co.	13,000	993,590
FKI PLC (United Kingdom)	96,800	221,442
Mitsubishi Corp. (Japan)	33,300	772,874
Siemens AG , 144A (Germany)	24,100	2,576,152
Tomkins PLC (United Kingdom)	36,100	189,675

		4,753,733

Diversified Metals — 0.1%
Zinifex Ltd. (Australia)	48,600	620,506

Diversified Operations — 0.4%
Davis Service Group PLC (United Kingdom)	47,300	542,186
LVMH Moet Hennessy Louis Vuitton (France)	16,700	1,852,730
Mitsui & Co. Ltd. (Japan)	54,000	1,008,146

		3,403,062

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	64,453	2,541,382
Telestra Corp. Ltd. (Australia)	170,800	643,986
Verizon Communications, Inc.	30,200	1,145,184

		4,330,552

Electric — 0.1%
Hongkong Electric Holdings, Ltd. (Hong Kong)*	118,000	605,593
Tokyo Electric Power Co. Inc. (Japan)	14,100	482,205

		1,087,798

Electric Products
SMK Corp. (Japan)	16,000	103,327

Electric Utilities — 0.2%
Entergy Corp.	14,800	1,552,816

Electronic Components — 0.6%
Alpine Electronics, Inc. (Japan)	12,900	232,077
Fanuc Ltd. (Japan)	10,500	977,469
Hitachi Ltd. (Japan)	16,000	124,101
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	89,500	1,200,830
Kansai Electric Power Co., Inc. (The) (Japan)	36,400	1,047,149
Keyence Corp. (Japan)	4,700	1,060,531
Scottish Power (United Kingdom)	54,200	853,258

		5,495,415

Electronic Equipment & Instruments — 0.1%
Alps Electric Co. Ltd. (Japan)	35,600	416,904
Bekaert SA (Belgium)	2,500	339,872
Toshiba Corp. (Japan)	49,000	327,249

		1,084,025

Electronics
Schneider Electric SA (France)	900	114,251

Engineering/R&D Services — 0.3%
ABB Ltd. (Switzerland)	134,900	2,309,114

Entertainment — 0.1%
Capcom Co. Ltd. (Japan)	1,200	17,230
Walt Disney Co. (The)	26,900	926,167

		943,397

Entertainment & Leisure — 0.4%
Las Vegas Sands, Inc.*	33,703	2,919,017
Sankyo Co. Ltd. (Japan)	12,800	562,661

		3,481,678

Equipment Services — 0.1%
Bluescope Steel Ltd. (Australia)	104,700	889,485

Exchange Traded Funds — 9.5%
Consumer Staples Select Sector SPDR Fund	126,525	3,360,504
Energy Select Sector SPDR Index Fund	23,925	1,438,371
Health Care Select Sector SPDR Fund	99,670	3,356,886
Industrial Select Sector Fund	43,650	1,551,321
iShares Dow Jones Select Dividend Index Fund	47,035	3,355,477
iShares MSCI EAFE Index Fund	99,475	7,594,916
iShares MSCI Emerging Markets Index Fund	14,030	1,631,549
iShares MSCI Germany Index Fund	145,810	4,200,786

iShares MSCI Japan Index Fund	257,950	3,768,650
iShares MSCI Spain Index Fund	74,565	4,213,668
iShares Russell 1000 Growth Index Fund	388,950	21,633,399
iShares Russell 1000 Value Index Fund	209,425	17,411,594
iShares S&P Global 100 Index Fund	88,700	6,567,348
iShares S&P Global Energy Sector Index Fund	10,735	1,198,670

		81,283,139

Farming & Agriculture — 0.3%
AWB Ltd. (Australia)	149,600	429,697
Monsanto Co.	41,276	2,268,529

		2,698,226

Finance - Consumer Loans — 0.1%
Cattles PLC (United Kingdom)	23,300	187,759
Promise Co. Ltd. (Japan)	7,700	290,122

		477,881

Financial - Bank & Trust — 1.1%
Anglo Irish Bank Corp. PLC (Ireland)	56,500	1,207,604
China Merchants Bank (Hong Kong)	263,500	531,485
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	12,200	950,133
Fifth Third Bancorp	31,200	1,207,128
State Street Corp.	18,100	1,171,975
UBS AG (Switzerland)	39,231	2,331,498
Wells Fargo & Co.	54,467	1,875,299

		9,275,122

Financial Services — 1.2%
Alpha Credit Bank (Greece)	7,000	221,617
Ameriprise Financial, Inc.	17,700	1,011,378
Bancolombia SA, ADR (Columbia)	13,300	368,277
Eurazeo (France)	6,050	911,876
H&R Block, Inc.	43,400	913,136
Macquarie Bank Ltd. (Australia)	34,200	2,289,796
Man Group PLC (United Kingdom)	114,600	1,251,609
National Bank of Greece, ADR (Greece)	112,600	1,207,072
ORIX Corp. (Japan)	9,600	2,501,018

		10,675,779

Food & Beverage — 0.2%
Coca-Cola Co.	34,800	1,670,400

Food & Staples Retailing — 0.2%
Q.P. Corp. (Japan)	11,400	103,417
Wal-Mart Stores, Inc.	26,600	1,248,870

		1,352,287

Food Products — 0.1%
General Mills, Inc.	15,500	902,410

Foods — 1.3%
Campbell Soup Co.	15,700	611,515
Casino Guichard Perrachon SA (France)	3,500	353,371
Dairy Crest Group PLC (United Kingdom)	13,100	171,816
Greggs PLC (United Kingdom)	5,400	513,785
Groupe Danone (France)	17,200	2,810,029
IAWS Group PLC (Ireland)	12,000	278,924
Koninklijke Numico NV (Netherlands)	13,600	701,447
Nestle SA (Switzerland)	7,250	2,823,571
Premier Foods PLC (United Kingdom)	66,200	381,369
Tate & Lyle PLC (United Kingdom)	2,300	26,025
Woolworths Ltd. (Australia)	97,800	2,151,546

		10,823,398

Forest Products & Paper — 0.1%
Stora Enso Oyj (Class R Stock) (Finland)	40,900	710,269

Gas Distribution
Centrica PLC (United Kingdom)	34,700	263,919

Healthcare Providers & Services — 1.2%
Burlington North Santa Fe Corp.	31,948	2,569,577
UnitedHealth Group, Inc.	137,609	7,289,149

		9,858,726

Hotels & Motels — 0.4%
MGM Mirage*	38,241	2,658,514
Station Casinos, Inc.	7,134	617,591

		3,276,105

Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp.*	47,154	1,478,749

Household Products — 0.4%
Procter & Gamble Co.	51,246	3,236,697

Household Products / Wares
Husqvarna AB (Class B Stock) (Sweden)*	2,100	34,660

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.*	7,034	506,729

Industrial Conglomerates — 0.6%
General Electric Co.	87,900	3,108,144
Tyco International Ltd.	69,800	2,202,190

		5,310,334

Instruments - Controls
Rotork PLC (United Kingdom)	20,600	343,556

Insurance — 2.2%
Aegon N.V. (Netherlands)	23,300	464,388
American International Group, Inc.	25,000	1,680,500
Aviva PLC (United Kingdom)	8,300	122,253
Axa SA (France)	62,200	2,637,262
Baloise Holding (Switzerland)	6,100	635,025
Brit Insurance Holdings PLC (United Kingdom)	80,000	507,704

CNP Assurances (France)	1,500	174,688
Fondiaria SAI SpA (Italy)	6,900	316,800
Genworth Financial, Inc. (Class A Stock)	24,200	845,548
Hartford Financial Services Group, Inc.	12,200	1,166,076
Irish Life & Permanent PLC (Ireland)	25,000	686,290
Legal & General PLC (United Kingdom)	123,900	387,668
Lincoln National Corp.	11,900	806,701
Manulife Financial Corp. (Canada)	45,300	1,557,739
Marsh & McLennan Cos., Inc.	68,900	2,018,081
Muenchener Rueckversicherungs AG (Germany)	2,600	439,741
QBE Insurance Group Ltd. (Australia)	40,400	1,030,969
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	259,400	826,944
Swiss Re (Switzerland)	15,100	1,379,336
Travelers Cos., Inc. (The)	13,500	698,895
Zurich Financial Services AG (Switzerland)	2,300	663,889

		19,046,497

Internet — 0.4%
Google, Inc. (Class A Stock)*	7,165	3,282,716

Investment Firms — 0.2%
Morgan Stanley	19,300	1,520,068

Iron / Steel
Ssab Svenskt Stal AB, Series B (Sweden)	8,700	249,807

Leisure Equipment — 0.2%
Nintendo Co. Ltd. (Japan)	5,700	1,656,696

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	700	506,933
Heidelberger Druckmaschinen AG (Germany)	7,100	325,318
MAN AG (Germany)	3,800	442,138

		1,274,389

Machinery - Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	50,000	1,052,274

Media — 1.3%
CBS Corp. (Class B Stock)	14,600	446,614
Comcast Corp. (Class A Stock)*	191,403	4,966,908
Dow Jones & Co., Inc.	15,500	534,285
Naspers Ltd. (Class N Stock) (South Africa)	21,200	512,868
New York Times Co. (Class A Stock)	31,600	742,916
News Corp. (Class A Stock)	61,879	1,430,642
Time Warner, Inc.	84,400	1,664,368
Viacom, Inc. (Class B Stock)*	17,200	707,092

		11,005,693

Media - Cable — 0.1%
Jupiter Telecommunications Co. Ltd. (Japan)*	760	638,493

Medical Supplies & Equipment — 0.7%
Amylin Pharmaceuticals, Inc.*	17,040	636,614
Essilor International SA (France)	9,500	1,091,385
Johnson & Johnson	24,400	1,470,344
Luxottica Group SpA (Italy)	56,400	1,798,405
Nipro Corp. (Japan)	8,000	156,144
Nobel Biocare Holding AG (Switzerland)	1,820	663,507

		5,816,399

Metals & Mining — 0.4%
Aluminium of Greece S.A.I.C. (Greece)	18,400	358,861
Boehler-Uddeholm AG (Austria)	7,100	682,884
NSK Ltd. (Japan)	9,000	85,845
Nucor Corp.	7,500	488,475
Rautaruukki Oyj (Finland)	9,900	461,416
ThyssenKrupp AG (Germany)	27,800	1,375,535

		3,453,016

Mining — 0.3%
Cia Vale Do Rio Doce (Brazil)	47,000	1,738,530
Vedanta Resources PLC (United Kingdom)	24,300	636,466

		2,374,996

Multimedia — 0.1%
Vivendi (France)	16,700	678,628

Office Equipment — 0.1%
OCE NV (Netherlands)	18,100	331,733
Ricoh Co. Ltd. (Japan)	23,000	518,203

		849,936

Oil & Gas — 1.6%
Baker Hughes, Inc.	31,200	2,063,256
Cairn Energy PLC (United Kingdom)*	16,331	499,736
Cairn Energy PLC (CLass B Stock) (United Kingdom)	20,100	118,661
Eni SpA (Italy)	38,300	1,246,327
Exxon Mobil Corp.	34,500	2,603,025
Motor Oil Hellas Corinth Refineries SA (Greece)	3,000	83,437
Murphy Oil Corp.	22,700	1,212,180
NiSource, Inc.	46,300	1,131,572
Norsk Hydro ASA (Norway)	24,100	798,933
Total SA (France)	12,500	875,813
Total SA, ADR (France)	37,700	2,630,706

		13,263,646

Oil & Gas Exploration/Production
Tullow Oil PLC (United Kingdom)	35,500	254,809

Oil, Gas & Consumable Fuels — 2.2%
Acergy SA (United Kingdom)	23,200	495,237
BG Group PLC (United Kingdom)	172,710	2,491,222
BP PLC (United Kingdom)	167,100	1,815,125

ChevronTexaco Corp.	35,200	2,603,392
Cosmo Oil Co. Ltd. (Japan)	96,000	402,444
Nippon Oil Corp. (Japan)	135,000	1,095,214
Osaka Gas Co. Ltd. (Japan)	52,000	201,663
Petroleo Brasileiro SA, ADR (Brazil)	7,500	670,125
Repsol YPF SA (Spain)	30,600	1,031,732
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)*	77,800	2,588,893
Royal Dutch Shell PLC, ADR (United Kingdom)	15,100	1,001,130
Saipem SpA (Italy)	65,400	1,904,540
Schlumberger Ltd.	32,480	2,244,368
Snam Rete Gas SpA (Italy)	74,000	469,797

		19,014,882

Paper & Forest Products — 0.4%
Bowater, Inc.	17,200	409,704
DS Smith PLC (United Kingdom)	101,000	444,708
Hokuetsu Paper Mills Ltd. (Japan)	3,200	16,456
International Paper Co.	43,000	1,565,200
Nippon Unipac Group, Inc. (Japan)	200	711,134
Oji Paper Co. Ltd. (Japan)	22,000	116,684
Rengo Co. Ltd. (Japan)	6,000	34,063

		3,297,949

Pharmaceuticals — 1.5%
Altana AG (Germany)	5,100	331,239
Astellas Pharma, Inc. (Japan)	12,800	551,799
AstraZeneca PLC (United Kingdom)	34,000	1,829,230
Bristol-Myers Squibb Co.	19,700	546,872
GlaxoSmithKline PLC (United Kingdom)	39,500	1,085,887
Kyowa Hakko Kogyo Co. Ltd. (Japan)	26,000	240,496
Merck & Co., Inc.	43,900	1,939,063
Pfizer, Inc.	63,600	1,606,536
Roche Holding AG (Switzerland)	9,800	1,733,942
Sanofi-Aventis (France)	5,600	486,995
Santen Pharmaceutical Co. Ltd. (Japan)	3,200	82,281
Schering-Plough Corp.	39,400	1,005,094
Tanabe Seiyaku Co. Ltd. (Japan)	41,100	559,091
Wyeth	23,000	1,150,690

		13,149,215

Pipelines — 0.1%
Spectra Energy Corp.	22,000	577,940

Printing
Toppan Printing Co. Ltd. (Japan)	31,000	323,574

Real Estate — 1.0%
Aeon Mall Co. Ltd. (Japan)	24,800	728,174
CapitaLand Ltd. (Singapore)	497,000	2,620,703
CB Richard Ellis Group, Inc.*	26,358	900,916
Hopson Development Holdings Ltd. (Hong Kong)	110,000	276,214
Li & Fung Ltd. (Hong Kong)	435,000	1,366,769
ProLogis	24,704	1,604,031
Raiffeisen International Bank Holding AG (Austria)	5,000	703,857
St. Joe Co. (The)	7,348	384,374

		8,585,038

Recreational Vehicles — 0.1%
Yamaha Motor Co. Ltd. (Japan)	36,200	1,013,747

Retail — 0.2%
Esprit Holdings Ltd. (Hong Kong)	98,500	1,155,375
Plenus Co. Ltd. (Japan)	9,800	211,235
Rallye SA (France)	7,700	499,900
Valora Holding AG (Switzerland)	600	171,584

		2,038,094

Retail & Merchandising — 1.7%
Cencosud SA, ADR (Chile)	10,000	513,315
DSG International PLC (United Kingdom)	126,900	424,523
Federated Department Stores, Inc.	47,996	2,162,220
Home Depot, Inc. (The)	35,000	1,285,900
Industria de Diseno Textil SA (Spain)	35,700	2,219,000
RadioShack Corp.	27,400	740,622
Shoppers Drug Mart Corp. (Canada)	22,000	974,707
Target Corp.	52,161	3,091,061
Wal-Mart de Mexico SA de CV (Mexico)	409,910	1,750,192
Yum! Brands, Inc.	26,584	1,535,492

		14,697,032

Rubber/Plastic Products
Kureha Corp. (Japan)	77,000	386,830

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	145,910	2,791,258

Software — 0.4%
Mastercard, Inc. (Class A Stock)*	29,691	3,154,372

Specialty Retail — 0.2%
Lowe’s Cos., Inc.	63,519	2,000,213

Steel Producers/Products — 0.2%
Nippon Steel Corp. (Japan)	89,000	625,357
Smorgon Steel Group Ltd. (Australia)	320,400	528,841
Voestalpine AG (Austria)	6,000	435,218

		1,589,416

Telecommunications — 2.8%
America Movil SA de CV, Series L (Mexico)	651,300	1,554,753
America Movil SA de CV, Series L, ADR (Mexico)	27,147	1,297,355

BT Group PLC (United Kingdom)	288,400	1,723,862
Carphone Warehouse Group (United Kingdom)	73,400	399,737
China Mobile Ltd. (Hong Kong)	255,000	2,318,775
Cisco Systems, Inc.*	160,888	4,107,471
Deutsche Telekom AG (Germany)	17,100	282,796
Koninklijke (Royal) KPN NV (Netherlands)	66,600	1,037,358
Mobileone Ltd. (Singapore)	171,000	246,838
Nippon Telegraph and Telephone Corp. (Japan)	200	1,057,366
Nokia Oyj (Finland)*	13,400	308,422
NTT Docomo, Inc. (Japan)	600	1,109,980
PT Telekomunikasi (Indonesia)	732,500	790,699
Qwest Communications International, Inc.*	75,800	681,442
Swisscom AG (Switzerland)	2,700	975,991
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	286,000	1,052,615
Telefonica SA (Spain)	24,500	540,015
Tesco PLC (United Kingdom)	343,200	3,000,307
Uniden Corp. (Japan)	18,000	139,613
Vodafone Group PLC (United Kingdom)	647,700	1,727,047

		24,352,442

Thrifts & Mortgage Finance — 0.1%
Bradford & Bingley PLC (United Kingdom)	69,600	622,150

Transportation — 1.0%
FedEx Corp.	25,163	2,703,261
Kuehne & Nagel International AG (Switzerland)	10,500	863,659
Neptune Orient Lines Ltd. (Singapore)	58,000	123,864
Union Pacific Corp.	49,953	5,072,727

		8,763,511

Utilities — 0.4%
Duke Energy Corp.	41,700	846,093
Energias de Portugal SA (Portugal)	78,800	423,164
Hokkaido Electric Power Co., Inc. (Japan)	15,400	409,046
Illinois Tool Works, Inc.	19,400	1,001,040
Kyushu Electric Power Co., Inc. (Japan)	14,100	400,840
Tohoku Electric Power Co., Inc. (Japan)	1,900	48,209

		3,128,392

Water — 0.2%
Veolia Environment (France)	23,900	1,777,040

Wireless Telecommunication Services — 0.2%
Alltel Corp.	10,600	657,200
Sprint Nextel Corp.	64,400	1,221,024

		1,878,224

TOTAL COMMON STOCKS (cost $457,764,675)		495,435,079

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES — 17.4%
Federal Home Loan Mortgage Corp.
4.69%	03/01/35	$443	437,110
4.81%	06/01/35	544	538,155
4.98%	04/01/35	412	409,181
Federal National Mortgage Assoc.
4.50%	04/01/13	1,389	1,367,081
5.00%	02/01/36-03/01/36	7,553	7,304,751
5.11%	06/01/35	563	563,146
6.00%	TBA	970	976,794
6.00%	03/01/36-01/01/37	20,049	20,197,909
6.133%	11/01/42	716	725,140
6.18%	06/01/43	1,183	1,198,417
6.183%	07/01/44	246	249,146
4.50%	TBA	1,000	967,812
4.80%	11/01/35	320	318,237
5.00%	TBA	5,000	4,829,690
5.50%	TBA	10,000	9,893,750
5.50%	TBA	4,900	4,847,938
6.00%	TBA	2,000	2,014,376
6.00%	TBA	79,100	79,668,571
Government National Mortgage Assoc.
5.00%	TBA	10,000	9,728,120
6.00%	04/15/36-07/15/36	2,402	2,431,900

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECIRITIES (cost $148,682,058)			148,667,224

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bonds
8.125%	08/15/21	150	199,617
U.S. Treasury Inflationary Index Bonds (TIPS)
0.875%	04/15/10	3,200	3,305,980
1.625%	01/15/15	2,000	2,035,334
1.875%	07/15/13-07/15/15	9,500	9,805,012
2.00%	01/15/16-01/15/26	9,800	9,561,361
2.375%	04/15/11-01/15/27	16,350	16,881,954
2.50%	07/15/16	10,900	11,210,575
3.00%	07/15/12	6,000	7,080,276
3.625%	04/15/28	3,500	5,331,716
3.875%	01/15/09-04/15/29	6,000	8,526,860
U.S. Treasury Notes
3.50%	02/15/10	500	486,074

4.00%	02/15/14			700	675,282
4.25%	01/15/11-08/15/13			2,400	2,373,406
4.375%	12/31/07-01/31/08			2,100	2,090,262
4.50%	11/15/15			100	98,981
4.625%	11/30/08-02/29/12			19,300	19,357,203
4.75%	12/31/08-02/15/37			2,900	2,895,894
4.875%	04/30/11-05/31/11			3,300	3,340,386
U.S. Treasury Strip
Zero	05/15/14			2,250	1,623,139

TOTAL U.S. TREASURY OBLIGATIONS
(cost $107,390,448)					106,879,312

		Moody’s Rating

CORPORATE BONDS — 7.2%
Advertising
Omnicom Group, Inc., Gtd. Notes
5.90%	04/15/16	Baa1		200	204,630

Aerospace
Goodrich Corp., Notes
6.29%	07/01/16	Baa3		100	104,915

Airlines
Southwest Airlines Co., Unsub. Notes
6.50%	03/01/12	Baa1		100	104,506

Automobiles — 0.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes
5.82% (c)	09/10/07	Baa1		400	400,612

Automotive Parts
Autozone, Inc., Notes
6.50%	07/15/08	Baa2		100	100,840

Banks — 0.8%
Bank of America NA, Sr. Notes
5.35%	12/18/08	Aaa		1,250	1,248,874
Banque Centrale de Tunisie, Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2		100	108,500
BNP Paribas, Sub. Notes, 144A (France)
5.186%	06/29/49	A1		200	191,525
HSBC Holdings PLC, Unsec’d. Notes (United Kingdom)
6.50%	05/02/36	Aa3		900	951,218
Korea Development Bank, Notes (Korea)
4.25%	11/13/07	A3		231	229,363
Rabobank Capital Funding Trust, Gtd. Notes, 144A
5.254%	12/29/49	Aa2		200	192,781
Realkredit Danmark AS, Mortgage (Denmark)
5.00%	10/01/38	Aaa	DKK	5,000	885,447
Resona Asahi, Bonds (Japan)
6.872%	03/27/49	Aaa		1,000	1,005,808
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)
8.75%	11/29/49	A2		400	420,396
VTB Capital SA for Vneshtorgbank, Sr. Notes, 144A (Luxembourg)
5.96%	08/01/08	A2		300	300,150
Wells Fargo Capital, Bank Gtd. Notes
5.95%	12/15/36	Aa2		100	96,340
Westpac Banking Corp., Sr. Unsec’d. Notes
5.28%	06/06/08	Aa3		700	700,052

					6,330,454

Construction — 0.2%
C8 Capital SPV Ltd., Notes, 144A (Mexico)
6.64%	12/29/49	NR		1,900	1,877,200
DR Horton, Inc., Sr. Unsub. Notes
6.00%	04/15/11	Baa3		100	99,504

					1,976,704

Consumer Products & Services
Fedex Corp., Gtd. Notes
5.44% (c)	08/08/07	Baa2		200	200,136
Newell Rubbermaid, Inc., Notes
4.00%	05/01/10	Baa2		100	96,834

					296,970

Containers & Packaging
Sealed Air Corp., Notes, 144A
5.625%	07/15/13	Baa3		100	100,291
Diversified Financial Services — 0.4%
El Paso Performance-Linked Trust, Notes, 144A
7.75%	07/15/11	Ba3		200	212,750
General Electric Capital Corp., Notes
5.39%	03/16/09	Aaa		500	499,926
GMAC LLC, Sr. Unsub. Notes
6.00%	12/15/11	Ba1		100	96,991
Kaupthing Bank, Sr. Notes, 144A (Iceland)
5.75%	10/04/11	Aa3		100	100,830
Majapahit Holding BV, Gtd. Notes (Netherlands)
7.25%	10/17/11	B1		1,850	1,903,983
ORIX Corp., Unsub. Notes (Japan)
5.48%	11/22/11	Baa1		100	100,402

SB Treasury Co. LLC, Bonds, 144A
9.40%	12/29/49	Baa1		300	313,937
SLM Corp., Notes
5.57%	07/25/08	A2		200	200,470
SMFG Preferred Capital, Bonds, 144A
6.078%	01/29/49	Baa2		200	200,388

					3,629,677

Diversified Operations — 0.1%
EnCana Holdings Finance Corp., Gtd. Notes (Canada)
5.80%	05/01/14	Baa2		100	101,968
Siemens Financieringsmaatschappij NV, Notes (Netherlands)
5.41% (c)	08/14/09	Aa3		300	300,055
TNB Capital Ltd., Gtd. Notes (Malaysia)
5.25%	05/05/15	Baa1		200	198,221

					600,244

Electric — 0.2%
Enersis SA, Bonds (Chile)
7.375%	01/15/14	Baa3		1,000	1,083,030
Mission Energy Holding Co., Sec’d. Notes
13.50%	07/15/08	B2		300	327,000
TXU Energy Co. LLC, Sr. Unsec’d. Notes, 144A
5.85%	09/16/08	Baa2		300	299,976

					1,710,006

Energy - Diversified Energy
PESG Energy Holdings LLC, Sr. Notes
8.625%	02/15/08	Ba3		41	41,871

Environmental Services
Browning-Ferries Industries, Inc., Sr. Notes
6.375%	01/15/08	B1		200	200,500

Financial - Bank & Trust — 0.4%
Export-Import Bank of Korea, 144A
Notes
5.57%	10/04/11	A3		250	249,997
Sr. Unsub. Notes
4.25%	11/27/07	Aa3		78	77,478
Goldman Sachs Group, Inc., Notes
5.44%	12/22/08	Aa3		200	200,216
Royal Bank of Scotland NY, Sub. Notes
5.26%	09/14/07	Aa1		300	299,988
Royal Bank of Scotland, Notes (United Kingdom)
5.75%	07/06/12	Aa2		400	400,218
Santander US, Bank Gtd. Notes, 144A (Spain)
5.408%	11/20/09	Aa3		200	200,067
Unicredit Luxembourg Finance SA, Sr. Notes (Luxembourg)
5.41%	10/24/08	A1		700	700,112
144A
5.41%	10/24/08	A1		600	600,096
Washington Mutual Bank, Notes
5.40%	11/16/07	A1		500	500,235

					3,228,407

Financial Services — 2.1%
Abbey National Treasury Services PLC, Gtd. Notes
5.36%	06/29/07	Aa3		900	900,256
American Honda Finance, Notes, 144A
5.38%	01/23/08	Aa3		900	900,586
Asif Global Financing, Notes, 144A
5.40%	05/03/07	Aa2		900	900,063
Bank of America Corp., Sr. Notes
0.801%	07/07/08	Aa1	JPY	20,000	169,640
5.61%	10/14/16	Aa1		500	502,645
Bear Stearms Cos., Inc. (The), Notes
5.30%	01/09/08	A1		900	899,646
Citigroup, Inc., Notes
5.388%	12/26/08	Aa1		100	100,028
Ford Motor Credit Co., Sr. Notes
7.25%	10/25/11	B1		600	583,142
GATX Financial Corp., Sr. Notes
5.125%	04/15/10	Baa1		100	99,584
General Electric Capital Corp.,
Sr. Notes
5.46%	10/21/10	Aaa		300	300,412
Sr. Unsec’d. Notes
5.36%	10/24/08	Aaa		900	900,011
5.39%	10/26/09	Aaa		100	99,910
Glitnir Banki HF, Bonds, 144A
5.83%	01/18/12	Aa3		200	201,298
Goldman Sachs Group, Inc., Bonds
5.39% (c)	12/23/08	Aa3		800	799,618
HBOS Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom)
5.32%	07/17/08	Aa2		800	800,355
HSBC Finance Corp., Sr.Notes
5.36%	05/21/08	Aa3		100	100,035
5.42%	10/21/09	Aa3		100	99,964
International Lease Finance Corp., Notes
5.714%	04/20/09	A1		100	100,585

Intesa Bank Overseas Ltd., Bank Gtd. Notes
6.19%		01/02/08	A1		900	907,641
JPMorgan Chase & Co.,
Notes
5.42%		06/25/10	Aa2		400	399,676
Sr. Unsec’d. Notes
5.396%		06/26/09	Aa2		500	500,105
JPMorgan Chase Capital,
Gtd. Notes
6.45%		01/15/87	Aa3		200	196,016
Jr. Sub. Notes
6.55%		09/15/66	Aa3		100	99,337
Landsbanki Islands, Notes, 144A
6.10%		08/25/11	AAA(d)		100	102,776
Lehman Brothers Holdings, Inc.,
Notes
5.415%		12/23/08	A1		900	899,725
Sr. Notes
5.48%		04/20/07	A1		900	900,063
Merrill Lynch & Co., Sr. Unsec’d. Notes
5.428%	(c)	12/04/09	Aa3		400	399,716
Merrill Lynch & Co., Inc., Notes
5.40%	(c)	10/23/08	Aa3		200	199,944
Mizuho Financial Group Cayman Ltd., Bank Gtd. Notes (Cayman Islands)
8.375%		12/29/49	A2		700	739,935
Morgan Stanley, (c)
Notes
5.84%		10/15/15	Aa3		100	100,420
Sr. Notes
5.485%		01/18/08	Aa3		1,000	1,000,888
RSHB Capital SA for OJSC Russian Agriculture Bank, Bonds (Luxembourg)
7.175%		05/16/13	A3		1,000	1,058,310
SLM Corp., Sr. Notes
5.58%		07/25/07	A2		900	900,663
US Bank NA, Sr. Unsec’d. Notes
5.29%		11/30/07	Aa1		900	899,786

						17,762,779

Foods — 0.1%
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.25%		06/01/12	A3		100	103,910
Sara Lee Corp., Sr. Unsec’d. Notes
6.25%		09/15/11	Baa1		100	103,207
Tate & Lyle International Finance PLC, Gtd. Notes, 144A (United Kingdom)
6.125%		06/15/11	Baa2		100	102,158

						309,275

Gaming
Mandalay Resort Group, Sr. Unsec’d. Notes
10.25%		08/01/07	B1		100	101,375
MGM Mirage, Gtd. Notes
9.75%		06/01/07	B1		200	201,000

						302,375

Healthcare-Products
Boston Scientific Corp., Sr. UInsec’d. Notes
6.00%		06/15/11	Baa3		100	101,319

Hospitals/Hospital Management
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%		02/01/08	B1		200	202,500

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Notes
4.875%		03/15/37	Aa3	EUR	100	131,674
Sr. Notes, 144A(c)
5.35%		06/23/08	Aa2		200	199,947

						331,621

Lodging
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%		05/01/07	Baa3		100	100,077

Media — 0.1%
Time Warner, Inc., Gtd. Notes
5.59%		11/13/09	Baa2		1,100	1,101,712

Medical Supplies & Equipment
Merck & Co., Inc., Notes
4.75%		03/01/15	Aa3		200	192,184

Metals & Mining — 0.2%
Alcan Inc., Debs.
6.45%		03/15/11	Baa1		100	104,228
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.546%		04/01/15	Ba3		200	210,250
Vale Overseas Ltd., Gtd. Notes
8.25%		01/17/34	Baa3		750	898,934

						1,213,412

Office Equipment
Xerox Corp., Gtd. Notes
9.75%		01/15/09	Baa3		100	107,244

Oil, Gas & Consumable Fuels — 1.1%
El Paso Corp., Notes
6.95%		12/15/07	Ba3		100	101,019

Gaz Capital, Sec’d. Notes (Luxembourg)
5.875%		06/01/15	A3	EUR	1,500	2,085,280
Pemex Project Funding Master Trust Ltd., Gtd. Notes
7.375%		12/15/14	Baa1		3,000	3,313,500
Ras Laffan Liquefied Natural Gas Co. Ltd., Bonds, 144A(g)
5.298%		09/30/20	Aa3		2,800	2,702,882
Sonat, Inc., Notes
6.75%		10/01/07	Ba3		100	100,456
TNK BP Finance SA, Gtd. Notes (Luxembourg)
7.50%		07/18/16	Baa2		750	794,573
Transocean, Inc., Unsec’d. Notes
5.54%		09/05/08	Baa1		100	100,106
5.548%		09/05/08	Baa1		200	200,212

						9,398,028

Personnel Services
Service Corp. International, Sr. Unsec’d. Notes
6.50%		03/15/08	B1		300	301,500

Petroleum Exploration & Production — 1.0%
Gazprom Partcipation, Notes (Germany)
9.625%		03/01/13	Baa1		3,400	4,020,840
Pemex Project Funding Master Trust, Gtd. Notes
5.75%		12/15/15	Baa1		1,300	1,302,600
Tengizchevroil Financial Co. LLP, Notes, 144A (Kazakhstan)(g)
6.124%		11/15/14	Baa3		2,750	2,741,599

						8,065,039

Pharmaceuticals
Cardinal Health, Inc., Bonds, 144A
5.61%	(c)	10/02/09	Baa2		300	299,990

Pipelines
Roseton/Danskammer, Pass Through Certificates
7.27%		11/08/10	Ba3		200	204,500

Real Estate Investment Trusts — 0.1%
Nationwide Health Properties, Unsec’d. Notes
6.50%		07/15/11	Baa3		200	205,728
Vornado Realty LP, Sr. Unsec’d. Notes
5.60%		02/15/11	Baa2		100	100,468

						306,196

Retail
Home Depot, Inc., Sr. Unsec’d. Notes
5.475%	(c)	12/16/09	Aa3		200	200,221
Retail & Merchandising
CVS Corp., Sr. Unsec’d. Notes
5.75%		08/15/11	Baa2		100	101,842
Wal-Mart Stores, Sr. Notes
5.25%	(c)	06/16/08	Aa2		200	199,861

						301,703

Telecommunications — 0.1%
BellSouth Corp., Bonds
5.20%		09/15/14	A2		100	98,303
Sr. Unsec’d. Notes
5.46%	(c)	08/15/08	A2		200	200,104
Embarq Corp., Sr. Unsec’d. Notes
6.738%		06/01/13	Baa3		100	103,240
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)
5.25%		11/01/08	Caa1		200	196,750
Rogers Wireless, Inc., Gtd. Notes
7.25%		12/15/12	Baa3		100	106,875

						705,272

Telecommunications - Cellular — 0.1%
America Movil SA de CV, Gtd. Notes, 144A (Mexico)

5.448%	(c)	06/27/08	A3		500	500,000

Transportation
CSX Corp., Notes
6.30%		03/15/12	Baa2		100	103,464
Ryder System, Inc., Notes
5.85%		11/01/16	Baa1		100	99,142

						202,606

Utilities
Exelon Corp., Sr. Notes
6.75%		05/01/11	Baa2		100	104,173

Utilities - Electric
CMS Energy Corp., Sr. Notes
7.50%		01/15/09	Ba3		200	205,250

TOTAL CORPORATE BONDS (cost $61,347,027)					BRL	61,549,603

FOREIGN GOVERNMENT BONDS — 4.0%
Brazilian Government Bond (Brazil)
6.00%		01/17/17	Ba2		1,000	1,010,000
7.875%		03/07/15	Baa2		700	796,950
8.00%		01/15/18	Ba3		5,950	6,720,525
8.25%		01/20/34	Ba2		1,200	1,506,000
8.875%		10/14/19	Ba3		100	126,300
12.50%		01/05/22	Ba2		1,500	851,090

Bundesrepublic Deutschland, German Bonds (Germany)
5.50%		01/04/31	Aaa	EUR	650	1,024,454
Deutsche Bundesrepublik (Germany)
4.25%		07/04/14	Aaa	EUR	800	1,082,259
Federal Republic of Germany (Germany)
5.625%		01/04/28	Aaa	EUR	1,160	1,835,834
France Government Bond (France)
4.00%		10/25/14	Aaa	EUR	1,000	1,329,339
Mexico Government International Bond (Mexico)
8.00%		09/24/22	Baa1		400	493,000
Netherlands Government Bond (Netherlands)
3.75%		07/15/14	Aaa	EUR	200	262,066
Republic of Argentina (Argentina)
5.475%		08/03/12	B3		148	105,450
Republic of Colombia (Colombia)
7.375%		09/18/37	Ba2		1,775	1,932,087
Republic of Indonesia (Indonesia)
6.875%		03/09/17	B1		700	741,580
Republic of Panama (Panama)
7.125%		01/29/26	Ba1		900	972,000
Republic of Venezuela (Venezuela)
6.00%		12/09/20	B2		700	643,125
Russian Government International Bond (Russia)
5.00%		03/31/30	Baa2		1,550	1,755,530
Spanish Government Bond (Spain)
4.75%		07/30/14	Aaa	EUR	1,000	1,396,064
5.75%		07/30/32	Aaa	EUR	160	260,601
Ukraine Government Bond (Ukraine)
7.65%		06/11/13	B1		800	867,280
United Kingdom Gilt (United Kingdom)
2.50%		05/20/09	Aaa	GBP	100	501,515
5.75%		12/07/09	Aaa	GBP	2,000	3,970,718

United Kingdom Treasury (United Kingdom)
4.25%		03/07/11	Aaa	GBP	200	379,280
4.75%		06/07/10	Aaa	GBP	1,900	3,674,152

TOTAL FOREIGN GOVERNMENT BONDS (cost $33,364,951)						34,237,199

ASSET-BACKED SECURITIES — 3.9%
Aames Mortgage Investment Trust, Series 2006-1, Class A1
5.38%	(c)	04/25/36	Aaa		67	66,857
Ace Securities Corp.,
Series 2006-ASP4, Class A2A
5.37%	(c)	08/25/36	Aaa		135	135,414
Series 2006-CW1, Class A2A
5.37%	(c)	07/25/36	Aaa		65	65,222
Series 2006-FM2, Class A2A
5.37%	(c)	08/25/36	Aaa		246	245,838
Series 2006-HE1, Class A2A
5.40%	(c)	02/25/36	Aaa		73	73,105
Series 2006-HE2, Class A2A
5.38%	(c)	05/25/36	Aaa		78	77,636
Series 2006-HE4, Class A2A
5.38%	(c)	10/25/36	Aaa		166	166,163
American Express Credit Account Master Trust, Series 2002-3, Class A
5.43%	(c)	12/15/09	Aaa		200	200,032
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class A1A, 144A
5.65%	(c)	06/25/34	Aaa		17	17,403
Argent Securities, Inc.,
Series 2006-M2, Class A2A
5.37%	(c)	09/25/36	Aaa		205	204,638
Series 2006-M3, Class A2A
5.37%		10/25/36	Aaa		383	382,939
Series 2006-W5, Class A2A
5.36%	(c)	06/25/36	Aaa		324	324,361
Arkle Master Issuer PLC, Series 2006-1A, Class 1A, 144A
5.30%	(c)	11/17/07	Aaa		300	300,094
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
5.67%	(c)	06/25/34	Aaa		211	211,625
Series 2006-HE1, Class A2A
5.38%	(c)	01/25/37	Aaa		421	420,731
Series 2006-OPT1, Class A3A
5.36%	(c)	09/25/36	Aaa		233	232,796
Series 2006-OPT2, Class A3A
5.38%	(c)	10/25/36	Aaa		132	132,296
Asset Backed Securities Corp. Home Equity
Series 2004-HE6, Class A1
5.595%	(c)	09/25/34	Aaa		43	42,738
Series 2006-HE7, Class A2
5.37%	(c)	11/25/36	Aaa		196	195,766
Bear Stearns Asset Backed Securities, Inc.,
Series 2006-AQ1, Class 2A1
5.40%	(c)	09/25/36	Aaa		179	178,659
Series 2006-HE9, Class 1A1
5.37%	(c)	09/25/36	Aaa		256	256,377
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1
5.37%	(c)	12/25/36	Aaa		461	460,773
Centex Home Equity, Series 2006-A, Class AV1
5.37%	(c)	06/25/36	Aaa		99	98,682
Chase Credit Card Master Trust
Series 2002-5, Class A
5.42%	(c)	10/15/09	Aaa		300	300,075
Series 2002-7, Class A

5.44%	(c)	02/15/10	Aaa		300	300,234
Series 2003-3, Class A
5.43%		10/15/10	Aaa		300	300,463
Series 2004-2, Class A
5.36%		09/15/09	Aaa		300	300,018
Chase Issuance Trust, Series 2005-A1, Class A1
5.33%	(c)	12/15/10	Aaa		300	300,091
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2
5.28%		10/15/09	Aaa		600	600,122
Citibank Credit Card Issuance Trust
Series 2003-A1, Class A1
5.46%	(c)	01/15/10	Aaa		500	500,502
Series 2003-A11, Class A11
5.41%	(c)	10/15/09	Aaa		200	200,073
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1
5.37%	(c)	11/25/36	Aaa		217	217,513
Countrywide Asset-Backed Certificates
Series 2006-11, Class 3AV1
5.38%	(c)	06/29/36	Aaa		179	179,429

Series 2006-13, Class 3AV1
5.37%	(c)	07/25/46	Aaa	123	123,197
Series 2006-15, Class A1
5.43%	(c)	10/25/46	Aaa	251	251,344
Series 2006-17, Class 2A1
5.37%	(c)	10/25/46	Aaa	161	162,199
Series 2006-21, Class 2A1
5.37%	(c)	12/25/46	Aaa	281	282,238
Series 2006-23, Class 2A1
5.37%	(c)	11/25/37	Aaa	185	185,073
Series 2006-24, Class 2A1
5.37%	(c)	12/25/47	Aaa	468	467,488
Series 2006-25, Class 2A1
5.39%	(c)	01/25/46	Aaa	1,317	1,316,375
Countrywide Home Loans, Series 2005-3 Class 1A3
5.56%	(c)	04/25/35	Aaa	32	31,758
Credit Based Asset Servicing & Securitization LLC, Series 2006-CB9, Class A1
5.38%	(c)	11/25/36	Aaa	440	440,352
Daimler Chrysler Auto Trust,
Series 2006-D, Class A1
5.33%		12/08/07	Aaa	180	180,501
Series 2006-D, Class A1,144A
5.33%		12/08/07	Aaa	226	225,626
Fannie Mae Grantor Trust, Series 2005-T4, Class A1B
5.41%	(c)	09/25/35	Aaa	101	101,478
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15, Class A3
5.37%	(c)	11/25/36	Aaa	616	616,734
Series 2006-FF16, Class 2A1
5.37%	(c)	12/25/36	Aaa	266	265,386
Series 2006-FF18, Class A2A
5.39%	(c)	12/25/37	Aaa	376	375,831
Ford Credit Auto Owner Trust,
Series 2006-A, Class A2B
5.33%	(c)	09/15/08	Aaa	31	31,013
Series 2006-B, Class A1, 144A
5.405%		09/15/07	Aaa	20	19,874
Fremont Home Loan Trust,
Series 2005-E, Class 2A2
5.49%	(c)	01/25/36	Aaa	251	250,962
Series 2006-3, Class 2A1
5.39%	(c)	02/27/37	Aaa	119	119,193
GSAMP Trust,
Series 2006-HE7, Class A2A
5.36%	(c)	11/25/46	Aaa	487	486,835
Series 2006-NC1, Class A1
5.39%	(c)	02/25/36	Aaa	40	40,179
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A2
5.42%		12/21/08-12/22/08	Aaa	300	300,146
Series 2006-3, Class A1
5.342%		11/15/07	Aaa	138	137,675

Household Home Equity Loan Trust, Series 2006-4, Class A1V
5.39%	(c)	03/20/36	Aaa	395	394,938
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
5.37%	(c)	12/25/36	Aaa	832	831,518
Hyundai Auto Receivables Trust, Series 2006-B, Class A1
5.348%		11/15/07	Aaa	126	125,527
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A1
5.37%	(c)	11/25/36	Aaa	153	153,459
Series 2006-E, Class 2A1
5.38%	(c)	04/25/37	Aaa	443	443,098
JPMorgan Mortgage Acquisition Corp.
Series 2005-0PT1, Class A3
5.53%	(c)	06/25/35	Aaa	232	232,046
Series 2006-CH1, Class A2
5.37%	(c)	11/25/28	Aaa	220	219,828
Series 2006-CH2, Class AV2
5.37%	(c)	10/25/36	Aaa	176	175,582
Series 2006-CW2, Class AV2
5.36%	(c)	08/25/36	Aaa	103	102,795
Series 2006-HE3, Class A2
5.39%	(c)	11/25/36	Aaa	222	222,167
Series 2006-WMC, Class A2
5.37%	(c)	08/25/36	Aaa	134	133,737
Series 2006-WMC1, Class A2
5.39%	(c)	03/25/36	Aaa	454	453,888
Series 2006-WMC3, Class A3
5.43%	(c)	08/25/36	Aaa	200	199,920
Lehman XS Trust,
Series 2006-11, Class 1A1
5.40%	(c)	06/25/46	Aaa	117	117,086
Series 2006-16N, Class A1A
5.40%	(c)	11/25/46	Aaa	341	340,671
Long Beach Mortgage Loan Trust
Series 2004-4, Class 1A1
5.60%	(c)	10/25/34	Aaa	87	87,593
Series 2006-6, Class 2A1
5.36%	(c)	07/25/36	Aaa	123	123,240
Series 2006-10, Class 2A1
5.38%	(c)	11/25/36	Aaa	255	254,543
Master Asset Backed Securities Trust
Series 2005-NC2, Class A1
5.43%	(c)	11/25/35	Aaa	93	93,269
Series 2006-AM3, Class A1
5.38%	(c)	10/27/36	Aaa	201	200,678
Series 2006-HE5, Class A1
5.38%	(c)	11/25/36	Aaa	453	453,080
MBNA Credit Card Master Note Trust, Series 2000-D, Class C
8.40%		09/15/09	Aaa	100	100,130
MBNA Master Credit Card Trust
Series 1998-E, Class A
5.051%	(c)	09/15/10	Aaa	300	300,501
Series 2003-A3, Class A3
5.44%	(c)	08/16/10	Aaa	300	300,375
Merrill Lynch Mortgage Investors Trust
Series 2006-MLN1, Class A2A
5.39%	(c)	07/25/37	Aaa	166	165,967
Series 2006-RM3, Class A2A
5.35%	(c)	06/25/37	Aaa	190	189,810
Series 2006-RM4, Class A2A
5.40%	(c)	09/25/37	Aaa	177	176,638
Series 2006-RM5, Class A2A
5.38%	(c)	10/25/37	Aaa	516	516,116
Morgan Stanley ABS Capital I

Series 2006-HE4, Class A1
5.36%	(c)	06/25/36	Aaa	163	163,341
Series 2006-HE7, Class A2A
5.37%	(c)	09/25/36	Aaa	401	401,065
Series 2006-NC2, Class A2B
5.44%	(c)	02/25/36	Aaa	400	400,091
Series 2006-NC5, Class A2A
5.36%	(c)	10/25/36	Aaa	253	252,367
Series 2006-NC5, Class A2B
5.43%	(c)	12/25/36	Aaa	300	299,743
Morgan Stanley Home Equity Loans, Series 2006-2, Class A2
5.43%	(c)	02/25/36	Aaa	300	299,957
Nelnet Student Loan Trust,
Series 2005-1, Class A2
5.37%	(c)	01/26/15	Aaa	316	316,413
Series 2006-2, Class A1
5.32%	(c)	10/27/14	Aaa	238	238,381
Series 2006-3, Class A1
5.146%	(c)	09/25/12	Aaa	496	495,978
New Century Home Equity Loan Trust, Series 2005-D, Class A2B
5.49%	(c)	02/25/36	Aaa	400	398,988
NewCastle Mortgage Securities Trust, Series 2006-1, Class A1
5.39%	(c)	03/25/36	Aaa	42	42,306
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
5.18%		08/15/08	Aaa	69	68,592
Option One Mortgage Loan Trust
Series 2006-2, Class 2A1
5.37%	(c)	07/25/36	Aaa	164	163,968
Series 2006-3, Class 2A1
5.36%	(c)	02/25/37	Aaa	250	250,169
Residential Asset Mortgage Products
Series 2006-RS6, Class A1
5.39%	(c)	11/25/36	Aaa	72	72,032
Series 2006-RZ4, Class A1A
5.40%	(c)	08/25/36	Aaa	174	173,677
Series 2006-RZ5, Class A1A
5.42%	(c)	08/25/46	Aaa	291	291,003
Residential Asset Securities Corp.
Series 2006-EMX8, Class A1A
5.40%	(c)	10/25/36	Aaa	168	167,952
Series 2006-EMX9, Class 1A1
5.39%	(c)	11/25/36	Aaa	522	521,972
Series 2006-KS7, Class A1
5.37%	(c)	09/25/36	Aaa	225	225,369
Series 2006-KS9, Class AI1
5.39%	(c)	11/25/36	Aaa	614	613,718
Saxon Asset Securities Trust, Series 2006-3, Class A1
5.38%	(c)	11/25/36	Aaa	156	156,456
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2A
5.37%	(c)	09/25/36	Aaa	235	234,571
Series 2006-WM4, Class A2A
5.40%	(c)	11/25/36	Aaa	371	370,862
Series 2007-HE1, Class A2A
5.38%	(c)	12/25/36	Aaa	959	958,989
SLC Student Loan Trust, Series 2006-1, Class A1
5.32%	(c)	12/15/10	Aaa	12	11,746
SLM Student Loan Trust, Series 2000-1, Class A2L
5.54%	(c)	01/25/13	Aaa	50	50,029
Sound View Equity Loan Trust, Series 2006-WF1, Class A1A, 144A
5.42%	(c)	10/25/36	Aaa	194	194,155
Sound View Home Equity Loan Trust
Series 2005-OPT1, Class 2A3
5.55%	(c)	06/25/35	Aaa	198	198,020
Series 2006-3, Class A1, 144A
5.36%	(c)	11/25/36	Aaa	163	162,823
Series 2006-EQ1, Class A1
5.37%	(c)	09/01/36	Aaa	141	141,260
Series 2006-EQ2, Class A1
5.40%	(c)	01/25/37	Aaa	367	367,149
Series 2006-OPT3, Class 2A1
5.38%	(c)	06/25/36	Aaa	152	152,233
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1
5.38%	(c)	11/25/36	Aaa	539	538,341
Specialty Underwritiing & Residential Finances, Series 2006-BC5, Class A2B
5.365	(c)	11/25/37	Aaa	251	250,373
Structured Asset Investment Loan Trust
Series 2005-11, Class A4
5.41%	(c)	01/25/36	Aaa	154	153,990
Series 2006-4, Class A3
5.37%	(c)	07/25/36	Aaa	192	192,198
Structured Asset Securities Corp. Series 2006-BC3, Class A2
5.37%	(c)	10/25/36	Aaa	165	164,668
Structured Asset Securities Corp.
Series 2006-BC3, Class A2, 144A
5.37%	(c)	11/25/36	Aaa	247	247,293
Series 2006-WF4, Class A2
5.40%	(c)	11/25/35	Aaa	176	175,608
Triad Auto Receivables Owner Trust, Series 2006-C, Class A1
5.341%	(c)	11/13/07	Aaa	177	176,982
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 2A1
5.38%	(c)	10/25/36	Aaa	445	445,126
Wells Fargo Home Equity Trust(c)
Series 2005-2, Class AI1A, 144A
5.55%		10/25/35	Aaa	181	181,115
Series 2005-3, Class AII2, 144A
5.56%		11/25/35	Aaa	200	200,139
Series 2005-4, Class AII1, 144A
5.44%		12/25/35	Aaa	95	95,475
Series 2006-3, Class A1
5.37%		01/25/37	Aaa	463	462,957

TOTAL ASSET-BACKED SECURITIES (cost $33,344,505)					33,347,962

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
American Home Mortgage Investment Trust, Series 2005-S, Class 5A2
5.47%	(c)	09/25/35	Aaa	567	566,871
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.625%	(c)	10/25/35	Aaa	172	169,438
Bear Stearns Alt-A Trust,(c)
Series 2006-6, Class 21A1
5.825%		10/25/36	Aaa	264	264,584
Series 2006-8, Class 3A1
5.48%		02/25/36	Aaa	344	344,566
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A1
5.37%	(c)	10/27/36	Aaa	149	149,011
Series 2006-WFH3, Class A2
5.42%	(c)	10/27/36	Aaa	200	200,006
Commercial Mortgage Pass Through Certificates, Series 1999-1, Class A2
6.455%		09/15/08	Aaa	96	97,500
Countrywide Alternative Loan Trust
Series 2006-OA12, Class A1A
5.40%	(c)	07/21/46	Aaa	133	132,887
Series 2006-OA14, Class 2A1
5.51%	(c)	11/25/46	Aaa	165	165,684
Series 2006-OA16, Class A1A
5.39%	(c)	09/25/46	Aaa	130	130,487
Series 2006-OA19, Class A1A
5.50%	(c)	02/20/47	Aaa	669	667,987
Series 2006-OA22, Class A1
5.48%	(c)	09/25/35	Aaa	474	473,098
Countrywide Home Loans, Series 2004-12, Class 12A1
4.719%	(c)	08/25/34	Aaa	134	133,421
Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class A3
5.311%	(c)	12/15/39	Aaa	400	397,418
Deutsche Alt-A Securities, Inc.
Series 2006 AB4, Class A1B1
5.42%	(c)	10/25/36	Aaa	147	146,814
Series 2006-AR6, Class A1
5.40%		01/25/37	Aaa	176	176,381
Fannie Mae,
Series 2002-74, Class PC
5.00%		03/25/15	Aaa	175	173,724
Series 2005-54, Class ZM
4.50%		06/25/35	Aaa	109	88,336
Series 2006-16, Class FC
5.62%	(c)	03/25/36	Aaa	284	283,910
Federal Home Loan Mortgage Corp.,
Series 3059, Class CA
5.00%		03/15/25	Aaa	81	80,946
Series 3117, Class PN
5.00%		11/15/21	Aaa	80	79,704
Federal Home Loan Mortgage Corp., Pass Through Securities, Series T-61, Class 1A1
6.283%	(c)	07/25/44	Aaa	42	42,292
Freddie Mac, Series 1565, Class G
6.00%		08/15/08	Aaa	179	178,808
Series 2608, Class FJ
5.72%	(c)	03/15/17	Aaa	171	170,274
Series 2631, Class PC
4.50%		03/15/16	Aaa	800	788,023
Series 2638, Class FA
5.72%	(c)	11/15/16	Aaa	144	144,608
Series 2904, Class CM
5.00%		01/15/18	Aaa	177	176,574
Series 2906, Class GZ
5.00%		09/15/34	Aaa	448	400,180
Series 2962, Class YC
4.50%		09/15/14	Aaa	497	492,646
Series 2987, Class HD
4.50%		07/15/18	Aaa	574	565,040
Series 3174, Class FM
5.56%	(c)	05/15/36	Aaa	197	196,831
Series 3253A, Class WA34
5.00%		01/15/22	Aaa	192	190,937
Series 3266, Class C
5.00%		02/15/20	Aaa	484	482,020
Series R006, Class ZA
6.00%		04/15/36	Aaa	423	422,621
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
5.40%	(c)	10/25/46	Aaa	285	285,349
GS Mortgage Securities Corp.,
Series 1998-C1, Class A2
6.62%		10/18/30	Aaa	73	74,265
Series 2006-Fl8A, Class A1, 144A
5.42%	(c)	06/06/20	Aaa	320	320,114
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
5.54%	(c)	05/19/35	Aaa	127	127,607
Series 2006-12, Class 2A2A
5.51%	(c)	12/19/36	Aaa	287	286,772
Series 2006-122, Class A1A1
5.41%	(c)	12/19/36	Aaa	527	527,354
HSI Asset Securitization Corporation Trust, Series 2007-OPT1, Class 2A1
5.37%	(c)	02/25/37	Aaa	457	457,162
Impac Secured Assets Owner Trust, Series 2006-4, Class A2A
5.40%	(c)	09/25/36	Aaa	251	250,936
Indymac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A1A
5.41%	(c)	11/25/46	Aaa	261	260,778
Series 2006-AR35, Class 2A2
5.42%	(c)	01/25/36	Aaa	162	161,854
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A3
4.50%		08/25/19	Aaa	258	254,266
Lehman Brothers Floating Rate Commercial Mortgage, Series 2006-LLFA, Class A1, 144A
5.40%	(c)	09/15/21	Aaa	83	82,830
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A1
3.585%	(c)	10/12/41	Aaa	57	55,886
Residential Accredit Loans, Inc.
Series 2005-Q01, Class A1

5.62%	(c)	08/25/35	Aaa	402	402,891
Series 2006-Q07, Class 3A1
5.42%	(c)	09/25/46	Aaa	177	176,918
Residential Asset Securities Corp., Series 2006-KS6, Class A1
5.36%	(c)	08/25/36	Aaa	142	142,336
SBI Heloc Trust, Series 2006-1, Class 1A2A, 144A
5.49%	(c)	08/25/36	Aaa	166	166,043
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A2
5.39%	(c)	08/25/36	Aaa	240	240,468
Structured Asset Securities Corp.
Series 2006-11, Class A1
5.331%	(c)	10/25/35	Aaa	82	82,094
Series 2006-11, Class A1, 144A
5.334%	(c)	10/25/35	Aaa	247	246,283
Series 2006-NC1, Class A6
5.37%	(c)	05/25/36	Aaa	189	188,992
TBW Mortgage Backed Pass Through Certificates, Series 2006-4, Class A1B
5.42%	(c)	09/25/36	Aaa	242	242,275
Thornburg Mortgage Securities Trust
Series 2006-2, Class A1C
5.44%	(c)	04/25/36	Aaa	300	299,379
Series 2006-5, Class A1
5.44%	(c)	08/25/36	Aaa	264	263,918
Series 2006-6, Class A1
5.43%	(c)	11/25/11	Aaa	188	187,610
Washington Mutual MSC Mortgage Pass Through Certificates, Series 2003-AR1, Class 2A
5.39%	(c)	02/25/33	Aaa	175	175,005
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.21%	(c)	11/25/42	Aaa	11	11,430
Series 2005-AR6, Class 2AB1
5.51%	(c)	04/25/45	Aaa	19	18,800
Series 2006-AR5, Class A12A
5.99%	(c)	06/25/46	Aaa	262	262,681
Series 2006-AR9, Class 1AB1
5.40%	(c)	08/25/46	Aaa	133	132,922
Series 2006-AR13, Class 2A
5.87%		10/25/46	Aaa	469	468,574
Series 2006-AR15, Class 2A
5.87%	(c)	11/25/46	Aaa	293	295,541
Series 2006-AR19, Class 1A1A
5.71%	(c)	01/25/47	Aaa	470	470,329
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.539%		09/25/34	Aaa	309	302,571
Series 2005-AR10, Class 2A12
4.11%	(c)	06/25/35	AAA(d)	92	91,083

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $17,114,591)					17,186,943

TOTAL LONG-TERM INVESTMENTS (cost $859,008,255)					897,303,322

SHORT-TERM INVESTMENTS — 18.5%
COMMERCIAL PAPER — 8.9%
Abbey National North America LLC
5.20%		04/02/07	A1	1,500	1,500,000
5.225%		06/08/07	A1	2,500	2,475,666
Bank of America Corp.
5.20%		04/02/07	A1	300	300,000
5.20%		07/18/07	A1	300	295,320
5.20%		07/24/07	A1	900	885,183
5.23%		06/08/07	A1	300	297,063
Bank of Ireland, 144A
5.235%		05/08/07	A1	1,000	994,740
5.24%		05/01/07	A1	1,200	1,194,915
Barclays US Funding
5.215%		06/07/07	A1	500	495,206
5.24%		05/14/07	A1	1,300	1,292,053
5.25%		04/10/07	A1	500	499,419
BNP Paribas Financial, Inc.
5.212%		06/06/07	A1	1,500	1,485,835
CBA (De) Finance
5.235%		05/21/07	A1	2,000	1,985,763
Danske Corp., 144A
5.21%		06/11/07	A1	1,800	1,781,695
5.25%		04/11/07	A1	600	599,212
Dexia Delaware LLC
5.235%		05/08/07	A1	3,300	3,282,741
DNB Nor Bank
5.22%		06/13/07	A1	1,300	1,286,324
5.225%		07/02/07	A1	1,200	1,184,048
General Electric Capital Corp.
5.20%		07/30/07	A1	700	687,942
5.21%		06/06/07	A1	1,300	1,287,724
HBOS Treasury Service
5.215%		06/11/07	A1	1,400	1,385,763
5.225%		06/22/07	A1	100	98,823
HBOS Treasury Service, 144A
5.225%		06/08/07	A1	400	396,107
ING US Funding LLC
5.22%		06/22/07	A1	400	395,293
5.23%		05/23/07	A1	2,000	1,985,179
Ixis Commercial Paper, 144A
5.26%		04/17/07	A1	2,100	2,095,397
Natixis,144A
5.40%		04/02/07	A1	6,600	6,600,000
Nordea North America, Inc.
5.22%		06/28/07	A1	600	592,373
5.24%		04/27/07	A1	1,900	1,893,046
Rabobank USA Finance Corp.
5.39%		04/02/07	A1	5,600	5,600,000
San Paolo IMI
5.22%		06/27/07	A1	2,200	2,172,356
Santander Financial
5.215%		06/12/07	A1	100	98,963
Skandinaviska Enskilda Banken, 144A
5.22%		06/29/07	A1	5,500	5,429,282
Societe Generale
5.20%		04/02/07	A1	1,200	1,200,000
5.22%		06/19/07	A1	600	593,201
5.22%		06/28/07	A1	5,700	5,627,957
5.32%		04/05/07	A1	200	199,911
5.38%		04/02/07	A1	2,100	2,100,000
Swedbank
5.235%		05/08/07	A1	1,100	1,094,214
UBS Finance (De) LLC
5.225%		06/20/07	A1	3,500	3,459,831

5.235%	04/19/07	A1	3,000	2,992,591
5.235%	05/24/07	A1	5,100	5,061,465
Unicredit Delaware, Inc.
5.24%	05/07/07	A1	1,700	1,691,339

TOTAL COMMERCIAL PAPER (cost $76,575,667)				76,573,940

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 6.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $51,864,499)(w)	51,864,499	51,864,499

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#

FOREIGN TREASURY BILLS — 2.1%
Belgium Treasury Bill (Belgium)
3.63%	04/12/07		EUR	1,760	2,348,879
Dutch Treasury Certificate (Netherlands)
3.89%	05/31/07		EUR	3,300	4,381,794
French Treasury Bill (France)
3.79%	05/31/07		EUR	8,460	11,232,308

TOTAL FOREIGN TREASURY BILLS (cost $17,694,528)					17,962,981

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Bank (cost $4,500,000)
5.00%	04/02/07			4,500	4,500,000

REPURCHASE AGREEMENT — 0.4%
Credit Suisse Securities LLC, 5.125% dated 03/30/07, maturing 04/02/07, repurchase price $3,301,409 (collateralized by U.S. Treasury Note, 4.50%, par value $3,340,000; market value of the collateral including interest $3,384,331; due 11/30/11) (cost $3,300,000)		3,300,000	3,300,000

CERTIFICATES OF DEPOSIT — 0.3%
Canadian Imperial Bank of Commerce
5.405%	06/15/07	900	900,305
Countrywide Bank NA
5.35%	08/16/07	200	199,999
HSBC Bank USA
5.41%	07/28/08	500	500,797
Skandinavia Enskilda Bank
5.27%	10/03/07	300	299,984
Societe Generale NY
5.258%	06/20/07	500	500,040

TOTAL CERTIFICATES OF DEPOSIT (cost $2,400,499)			2,401,125

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill(k)(n)
5.13%	04/26/07	220	219,248
4.90%	06/14/07	300	297,025
4.955%	06/14/07	930	920,778
5.03%	05/31/07	65	64,478

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,501,386)			1,501,529

	Contracts/ Notional Amount

OUTSTANDING OPTIONS PURCHASED* — 0.1%
Call Options (g) — 0.1%
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.25	1,000	731
Eurodollar Futures, expiring 12/07/2007, Strike Price $116.00	800	13,868
Eurodollar Futures, expiring 12/17/2007, Strike Price $95.25	35,000	17,063
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.25	29,000	20,662
Eurodollar Futures, expiring 06/16/2008, Strike Price $95.25	27,000	25,481
Eurodollar Futures, expiring 03/20/2010, Strike Price $103.80	13,000	69,182
Eurodollar Futures, expiring 03/20/2010, Strike Price $104.00	14,000	72,636
Eurodollar Futures, expiring 01/20/2008, Strike Price $120.00	8,000	5,393
FNCL, expiring 06/05/2007, Strike Price $104.00	20,200	303
Swap 3 Month LIBOR, expiring 08/08/2007 @
4.70%	11,000	6,471
Swap 3 Month LIBOR, expiring 08/08/2007 @
4.80%	2,000	5,353
Swap 3 Month LIBOR, expiring 07/02/2007 @
4.85%	16,800	9,325

Swap 3 Month LIBOR, expiring 07/02/2007 @
4.90%		1,070	29,689
Swap 3 Month LIBOR, expiring 06/15/2007 @
5.00%	GBP	7,000	220
Swap 3 Month LIBOR, expiring 12/20/2007 @
5.00%		3,000	20,176
Swap 3 Month LIBOR, expiring 06/15/2007 @
5.00%		590	186
Swap 3 Month LIBOR, expiring 09/17/2007 @
5.04%		900	5,219
Swap 3 Month LIBOR, expiring 06/15/2007 @
5.08%	GBP	3,500	110
Swap 3 Month LIBOR, expiring 09/14/2007 @
5.20%	GBP	7,000	5,132
Swap 3 Month LIBOR, expiring 07/02/2007 @
5.37%		2,900	25,674
Swap 3 Month LIBOR, expiring 06/29/2007 @
5.50%		2,000	21,936
Swap 3 Month LIBOR, expiring 02/01/2008 @
4.75%		800	19,963
Swap 3 Month LIBOR, expiring 03/31/2008 @
4.75%		3,720	199,999
Swap 3 Month LIBOR, expiring 08/10/2007 @
4.90%		1,080	12,704
Swap 3 Month LIBOR, expiring 02/01/2008 @
5.00%		670	48,117
Swap 3 Month LIBOR, expiring 01/25/2010 @
5.20%		6,000	62,275
Swap 3 Month LIBOR, expiring 03/16/2008 @
5.30%		400	12,158
U.S. Treasury Bond Futures, expiring 05/25/2007, Strike Price $120.00		3,200	500
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $114.00		4700	734
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $116.00		4,900	766

			712,026

Put Options
Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75		70,000	437

Eurodollar Futures, expiring 06/18/2007, Strike Price $91.25		30,000	187
Eurodollar Futures, expiring 06/18/2007, Strike Price $92.50		2,000	13
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.75		13,000	81
Eurodollar Futures, expiring 09/17/2007, Strike Price $91.50		35,000	219
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75		132,000	825
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75		24,000	150
Eurodollar Futures, expiring 12/17/2007, Strike Price $92.25		9,000	56
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.00		60,000	375
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.25		36,000	225
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50		117,000	731
Eurodollar Futures, expiring 03/17/2008, Strike Price $93.00		14,000	88
Eurodollar Futures, expiring 06/05/2007, Strike Price $88.16		3,500	196
Eurodollar Futures, expiring 03/20/2010, Strike Price $103.80		13,000	50,710
Eurodollar Futures, expiring 06/19/2007, Strike Price $72.00		7,000	—
Eurodollar Futures, expiring 06/12/2007, Strike Price $70.00		8,000	—
Eurodollar Futures, expiring 06/06/2007, Strike Price $86.00		7,000	—
Eurodollar Futures, expiring 03/20/2010, Strike Price $104.00		14,000	55,468
FNCL, expiring 06/05/2007, Strike Price $90.00		14,000	742
FNCL, expiring 06/05/2007, Strike Price $91.24		10,100	394
FNCL, expiring 06/05/2007, Strike Price $92.00		48,900	1663

FNCL, expiring 06/05/2007, Strike Price $92.28		4,100	144
FNCL, expiring 06/05/2007, Strike Price $92.16		1,000	63
Swap 3 Month LIBOR, expiring 03/18/2008,
Strike Price $93.00	GBP	12,500	—
Swap 3 Month LIBOR, expiring 12/19/2007,
Strike Price $93.25		800	—
Swap 3 Month LIBOR, expiring 01/25/2010 @
5.20%		6,000	45,367
Option on 5 Year Euro-BOBL Future, expiring 05/24/2007,
Strike Price $106.00		5,900	788
Option on 10 Year Euro-Bond Future, expiring 05/24/2007,
Strike Price $109.50		14,600	1,950
Option on 10 Year Euro-Bond Future, expiring 05/24/2007,
Strike Price $110.50		4,100	548
U.S. 5 year Treasury Note Futures, expiring 05/25/2007, Strike Price $102.50		6,500	1,016
U.S. Treasury Note Futures expiring 05/25/2007, Strike Price $102.00		1,900	297

			162,733

TOTAL OUTSTANDING OPTIONS PURCHASED* (cost $1,078,950)			874,759

TOTAL SHORT-TERM INVESTMENTS (cost $158,915,529)			158,978,833

TOTAL INVESTMENTS, BEFORE
OUTSTANDING OPTIONS WRITTEN —123.3% (cost $1,017,923,784)			1,056,282,155

Interest Rate	Maturity Date	Principal Amount (000)#

SECURITIES SOLD SHORT — (2.5)%
SHORT SALES
Federal National Mortgage Assoc.
Zero TBA		$(10,000)	(9,659,380)
Zero TBA		(9,000)	(8,693,442)

U.S. Treasury Notes
4.625%	11/15/16	(2,700,000)	(2,692,089)

TOTAL SECURITIES SOLD SHORT (Proceeds $21,155,646)			(21,044,911)

		Contracts/ Notional Amount

OUTSTANDING OPTIONS WRITTEN*
PUT OPTION
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $105.00		800	(250)

Option on 10 Year Euro-Bond Future, expiring 05/24/2007,
Strike Price $113.50		1,100	(1,763)
Option on 10 Year Euro-Bond Future, expiring 05/24/2007,
Strike Price $114.50		3,500	(18,702)

			(20,715)

CALL OPTIONS
Eurodollar Futures, expiring 04/05/2007, Strike Price $118.00		13,000	(5,346)
Eurodollar Futures, expiring 04/05/2007, Strike Price $117.50		12,000	(7,650)
Swap 3 Month LIBOR, expiring 02/01/2008 @
5.10%		290	(41,706)
Swap 3 Month LIBOR, expiring 03/31/2008 @
4.90%		1,530	(167,838)
Swap 3 Month LIBOR, expiring 06/15/2007 @
4.85%		170	(336)
Swap 3 Month LIBOR, expiring 07/02/2007 @
5.00%		450	(31,940)
Swap 3 Month LIBOR, expiring 03/14/2008 @
4.85%	GBP	1,000	(9,624)
Swap 3 Month LIBOR, expiring 02/01/2008 @
4.90%		1,800	(18,250)
Swap 3 Month LIBOR, expiring 08/08/2007 @
4.90%		1,800	(10,626)
Swap 3 Month LIBOR, expiring 07/02/2007 @
4.95%		3,600	(21,613)
Swap 3 Month LIBOR, expiring 06/29/2007 @
5.60%		900	(24,647)
Swap 3 Month LIBOR, expiring 06/15/2007 @
4.85%	GBP	1,000	(198)
Swap 3 Month LIBOR, expiring 06/15/2007 @
4.85%	GBP	2,000	(396)
Swap 3 Month LIBOR, expiring 07/02/2007 @
5.50%		1,000	(26,586)
Swap 3 Month LIBOR, expiring 12/20/2007 @
5.15%		1,300	(19,553)
Swap 3 Month LIBOR, expiring 09/14/2007 @
4.85%	GBP	2,000	(3,929)
Swap 3 Month LIBOR, expiring 08/10/2007 @
4.85%		1,800	(8,902)
Swap 3 Month LIBOR, expiring 08/08/2007 @
4.90%		1,000	(6,244)
Option on 10 Year Euro-Bond Future, expiring 05/24/2007,
Strike Price $116.50		1,100	(2,645)
Option on 10 Year Euro-Bond Future, expiring 05/24/2007,
Strike Price $117.50		3,500	(1,870)
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $108.00		800	(6,375)

			(416,274)

Total Outstanding Options Written (premium received $635,757)			(436,989)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 120.8% (cost $996,132,381)	1,034,800,255
Liabilities in excess of other assets(u) — (20.8)%	(178,420,634)

NET ASSETS — 100.0%	$856,379,621

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

AUD	Australian Dollar

BRL	Brazilian Dollar

CAD	Canadian Dollar

CHF	Swiss Francs

CNY	Chinese Yuan

DKK	Denmark Krone

EAFE	Europe, Australasia, Far East

EUR	Euro Dollar

GBP	British Pound

GDR	Global Depositary Receipt

JPY	Japanese Yen

KRW	Korean Won

MXP	Mexican Peso

NZD	New Zealand Dollar

RUB	Russian Ruble

SGD	Singapore Dollar

SPDR	Standard & Poor’s Corporate Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)

Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, foreign currency contracts, interest rate, credit default and total return swap agreements and forward udatility options as follows:

Futures contracts open at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)

Long Positions:
73	90 Day Euro Dollar	Sep 07	$17,352,550	$17,323,813	$(28,737)
15	90 Day Euro Dollar	Dec 07	3,563,250	3,567,188	3,938
3	90 Day Euro Dollar	Mar 08	713,787	714,562	775
145	90 Day Euro Dollar	Jun 08	34,473,088	34,562,563	89,475
79	90 Day Euro Dollar	Sep 08	18,768,112	18,834,587	66,475
55	90 Day Euro Dollar	Dec 08	13,067,825	13,110,625	42,800
94	90 Day Euro EURIBOR	Jun 07	30,153,567	30,102,125	(51,442)
148	90 Day EuroYen	Dec 07	31,119,728	31,125,339	5,611
128	90 Day Sterling	Mar 08	29,706,816	29,675,109	(31,707)
46	90 Day Sterling	Jun 08	10,692,608	10,670,150	(22,458)
109	90 Day Sterling	Dec 08	29,999,479	29,941,850	(57,629)
59	5 Year Euro-Bobl	Jun 07	8,583,724	8,526,189	(57,535)
145	10 Year Euro-Bund	Jun 07	22,455,967	22,259,715	(196,252)
28	10 Year Japanese Bond	Jun 07	31,904,446	31,875,424	(29,022)
116	5 Year U.S. Treasury Notes	Jun 07	12,256,470	12,272,438	15,968
10	30 Year U.S. Treasury Bonds	Jun 07	1,117,188	1,112,500	(4,688)

					(254,428)

Short Positions:
120	10 Year U.S. Treasury Notes	Jun 07	$13,042,594	$12,975,000	$67,594
62	30 Year U.S. Treasury Bonds	Jun 07	7,003,094	6,897,500	105,594

					173,188

					$(81,240)

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 04/12/07	AUD	1,526	$1,198,576	$1,234,684	$36,108
Expiring 04/26/07	AUD	351	283,905	283,994	89
Brazilian Real,
Expiring 05/03/07	BRL	75	33,480	36,191	2,711
Expiring 05/03/07	BRL	270	124,000	130,538	6,538
Expiring 06/04/07	BRL	72	32,024	34,474	2,450
Expiring 06/04/07	BRL	72	32,024	34,443	2,419
Expiring 06/04/07	BRL	71	31,807	34,217	2,410
Expiring 06/04/07	BRL	71	31,833	34,253	2,420
Expiring 03/04/08	BRL	345	159,329	159,299	(30)
Canadian Dollar,
Expiring 04/05/07	CAD	37	31,617	32,049	432
Chinese Yuan,
Expiring 05/09/07	CNY	292	38,001	38,008	7
Expiring 05/09/07	CNY	161	21,000	20,988	(12)
Expiring 05/09/07	CNY	175	22,795	22,779	(16)
Expiring 05/09/07	CNY	145	18,880	18,874	(6)
Expiring 05/09/07	CNY	768	100,053	99,968	(85)
Expiring 08/15/07	CNY	1,950	252,808	257,934	5,126
Expiring 08/15/07	CNY	2,069	268,065	273,749	5,684
Expiring 08/16/07	CNY	5,666	734,000	733,031	(969)
Expiring 09/06/07	CNY	1,880	244,000	249,618	5,618
Expiring 09/06/07	CNY	1,325	172,000	175,937	3,937
Expiring 11/21/07	CNY	2,123	284,000	285,639	1,639
Expiring 11/21/07	CNY	1,831	245,000	246,331	1,331
Expiring 11/26/07	CNY	7,837	1,046,000	1,055,330	9,330
Expiring 01/10/08	CNY	912	122,000	123,728	1,728
Expiring 01/10/08	CNY	4,492	602,000	609,545	7,545
Expiring 01/10/08	CNY	97	13,158	12,562	(596)
Expiring 01/10/08	CNY	71	9,590	9,612	22
Expiring 01/10/08	CNY	72	9,797	9,356	(441)
Expiring 01/10/08	CNY	72	9,792	9,356	(436)
Expiring 01/10/08	CNY	73	9,859	9,882	23
Expiring 01/10/08	CNY	73	9,864	9,882	18
Expiring 01/10/08	CNY	98	13,248	13,268	20
Expiring 01/10/08	CNY	71	9,655	9,678	23
Expiring 01/10/08	CNY	9,503	1,282,000	1,289,630	7,630
Expiring 03/05/08	CNY	10,126	1,379,000	1,374,201	(4,799)
Expiring 03/07/08	CNY	572	78,000	78,425	425
Expiring 03/07/08	CNY	286	39,000	39,196	196
Expiring 03/07/08	CNY	549	75,000	75,280	280
Expiring 03/07/08	CNY	549	75,000	75,285	285
Expiring 03/07/08	CNY	286	39,000	39,148	148
Expiring 03/07/08	CNY	286	39,000	39,180	180
Expiring 03/07/08	CNY	941	128,000	128,907	907
Expiring 03/07/08	CNY	2,602	367,000	367,119	119
Expiring 03/07/08	CNY	1,734	238,000	237,697	(303)
Expiring 03/07/08	CNY	1,749	240,000	239,728	(272)
Expiring 03/07/08	CNY	2,209	303,000	302,781	(219)
Expiring 03/07/08	CNY	689	94,000	94,473	473
Expiring 03/07/08	CNY	1,387	189,000	190,029	1,029
Expiring 03/07/08	CNY	696	95,000	95,439	439
Expiring 03/07/08	CNY	688	94,000	94,357	357
Expiring 03/07/08	CNY	622	85,000	85,218	218
Expiring 03/07/08	CNY	1,326	181,000	181,688	688
Expiring 03/07/08	CNY	1,333	182,000	182,679	679
Expiring 03/07/08	CNY	672	92,000	92,000	0
Expiring 03/02/09	CNY	1,039	147,000	146,633	(367)
Expiring 03/02/09	CNY	1,098	155,500	154,936	(564)
Expiring 03/02/09	CNY	962	136,000	135,660	(340)
Expiring 03/02/09	CNY	1,066	152,000	150,334	(1,666)
Euros,
Expiring 04/05/07	EUR	359	477,628	479,568	1,940
Expiring 04/26/07	EUR	2,044	2,729,680	2,730,466	786
Japanese Yen,
Expiring 05/15/07	JPY	86,934	722,415	742,400	19,985
Expiring 05/15/07	JPY	368,743	3,064,228	3,148,998	84,770
Expiring 05/15/07	JPY	64,469	544,042	559,093	15,051
Expiring 05/15/07	JPY	112,954	972,000	964,604	(7,396)
Korean Won,
Expiring 05/02/07	KRW	300,715	321,723	319,871	(1,852)
Norwegian Krone,
Expiring 06/07/07	NZD	510	82,955	83,905	950
Pound Sterling,
Expiring 04/05/07	GBP	48	92,735	94,456	1,721
Russian Ruble,
Expiring 09/19/07	RUB	14,879	568,000	572,835	4,835
Expiring 01/11/08	RUB	49,804	1,906,000	1,915,947	9,947
Singapore Dollar,
Expiring 04/18/07	SGD	79	51,570	52,133	563
Swiss Franc,
Expiring 06/07/07	CHF	242	200,248	199,152	(1,096)

			$23,831,884	$24,062,648	$230,764

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 04/19/07	AUD	1,042	$833,340	$843,347	$(10,007)
Brazilian Real,
Expiring 05/03/07	BRL	345	166,317	166,729	(412)
Canadian Dollar,
Expiring 04/05/07	CAD	685	585,435	593,436	(8,001)
Chinese Yuan,
Expiring 05/09/07	CNY	71	9,252	9,163	89
Expiring 05/09/07	CNY	72	9,447	9,414	33
Expiring 05/09/07	CNY	72	9,442	9,356	86
Expiring 05/09/07	CNY	97	12,694	12,562	132
Expiring 05/09/07	CNY	71	9,315	9,283	32
Expiring 05/09/07	CNY	98	12,780	12,726	54
Expiring 05/09/07	CNY	73	9,512	9,478	34
Expiring 05/09/07	CNY	73	9,506	9,478	28
Denmark Krone,
Expiring 06/07/07	DKK	4,925	874,607	885,198	(10,591)
Euros,
Expiring 04/26/07	EUR	1,677	2,241,480	2,242,638	(1,158)
Expiring 04/26/07	EUR	7,052	9,425,711	9,430,581	(4,870)
Expiring 04/26/07	EUR	13,849	18,510,588	18,520,153	(9,565)
Expiring 04/26/07	EUR	900	1,201,000	1,202,260	(1,260)
Expiring 04/26/07	EUR	541	722,484	722,692	(208)
Japanese Yen,
Expiring 04/16/07	JPY	48,978	418,000	415,633	2,367
Expiring 04/26/07	JPY	95,861	821,000	818,635	2,365
Expiring 05/15/07	JPY	81,022	693,864	691,913	1,951
Mexican Peso,
Expiring 04/18/07	MXP	17,626	1,598,841	1,596,849	1,992
New Zealand Dollar,
Expiring 04/05/07	NZD	1,759	1,180,943	1,256,679	(75,736)
Expiring 04/19/07	NZD	2,357	1,654,928	1,684,047	(29,119)
Expiring 04/26/07	NZD	1,391	` 996,165	994,021	2,144
Pound Sterling,
Expiring 04/05/07	GBP	39	76,432	76,746	(314)
Expiring 04/05/07	GBP	255	498,387	501,794	(3,407)
Expiring 04/05/07	GBP	402	785,693	791,074	(5,381)
Expiring 04/05/07	GBP	3,932	7,684,936	7,737,477	(52,541)
Expiring 04/05/07	GBP	244	477,629	480,785	(3,156)

			$51,529,728	$51,734,147	$(204,419)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America N.A.(1)	06/20/37		$400,000	5.00%	3 Month LIBOR	$4,955
Bank of America N.A.(2)(g)	06/20/17		$1,100,000	5.00%	3 Month LIBOR	24,963
Citigroup, Inc.(1)	06/20/37		$4,400,000	5.00%	3 Month LIBOR	11,309
Citigroup, Inc.(1)	06/20/17		$100,000	5.00%	3 Month LIBOR	153
Citigroup, Inc.(2)	06/20/17		$700,000	5.00%	3 Month LIBOR	15,200
Credit Suisse International(2)(g)	06/20/17		$1,400,000	5.00%	3 Month LIBOR	24,540
Duetsche Bank AG(1)	06/20/37		$1,100,000	5.00%	3 Month LIBOR	(42,534)
Duetsche Bank AG(2)(g)	06/20/17		$200,000	5.00%	3 Month LIBOR	4,436
Duetsche Bank AG(2)	06/20/12		$200,000	5.00%	3 Month LIBOR	(1,953)
Goldman Sachs Capital Markets, L.P.(1)	06/20/37		$900,000	5.00%	3 Month LIBOR	13,160
Morgan Stanley Capital Services, Inc.(1)	06/20/37		$2,800,000	5.00%	3 Month LIBOR	(65,203)
Morgan Stanley Capital Services, Inc.(2)(g)	06/20/17		$5,900,000	5.00%	3 Month LIBOR	47,795
Morgan Stanley Capital Services, Inc.(2)	06/20/12		$1,600,000	5.00%	3 Month LIBOR	10,643
Royal Bank of Scotland PLC(1)	06/20/37		$2,500,000	5.00%	3 Month LIBOR	(94,584)
Royal Bank of Scotland PLC(1)(g)	06/20/12		$1,000,000	5.00%	3 Month LIBOR	(1,984)
Royal Bank of Scotland PLC(2)	06/20/12		$1,500,000	5.00%	3 Month LIBOR	(12,753)
Royal Bank of Scotland PLC(2)(g)	06/20/17		$11,700,000	5.00%	3 Month LIBOR	132,889
UBS AG(1)(g)	06/18/09		$4,600,000	5.00%	3 Month LIBOR	17,586
UBS AG(1)(g)	06/18/09		$2,000,000	5.00%	3 Month LIBOR	8,251
Duetsche Bank AG(3)	12/07/07		$700,000	0.29%	CMS 10y - 2y	5,091
Citigroup, Inc.(1)	01/15/09	AUD	2,700,000	6.50%	3 month Australian Bank Bill rate	(1,268)
Duetsche Bank AG(1)	01/15/09	AUD	15,500,000	6.50%	3 month Australian Bank Bill rate	(5,075)
Morgan Stanley Capital Services, Inc.(1)	01/15/09	AUD	4,000,000	6.50%	3 month Australian Bank Bill rate	(2,015)
Citigroup, Inc.(1)	01/15/10	AUD	300,000	6.50%	6 month Australian Bank Bill rate	(372)
Duetsche Bank AG(1)	01/15/10	AUD	400,000	6.50%	6 month Australian Bank Bill rate	(485)
Duetsche Bank AG(1)	06/20/09	AUD	800,000	6.00%	6 month Australian Bank Bill rate	(3,842)
Duetsche Bank AG(1)	01/15/10	AUD	1,800,000	6.50%	6 month Australian Bank Bill rate	(1,829)
JP MorganChase Bank(1)	01/15/10	AUD	300,000	6.50%	6 month Australian Bank Bill rate	(418)
Citigroup, Inc.(2)	06/15/15	CAD	300,000	5.00%	3 month Canadian Bank floating rate	199
Duetsche Bank AG(2)(g)	12/15/11	EUR	3,400,000	4.00%	6 month Euribor	87,008
Duetsche Bank AG(2)(g)	12/15/14	EUR	1,500,000	4.00%	6 month Euribor	36,531
Goldman Sachs Capital Markets, L.P.(1)(g)	06/15/17	EUR	200,000	4.00%	6 month Euribor	(1,246)
Goldman Sachs Capital Markets, L.P.(2)(g)	12/15/14	EUR	7,100,000	4.00%	6 month Euribor	114,542
Lehman Brothers, Inc.(1)(g)	06/18/34	EUR	1,600,000	6.00%	6 month Euribor	(60,204)
Lehman Brothers, Inc.(2)(g)	12/15/11	EUR	900,000	4.00%	6 month Euribor	30,821
Lehman Brothers, Inc.(2)(g)	12/15/14	EUR	1,400,000	4.00%	6 month Euribor	28,970
Merrill Lynch & Co.(1)	06/18/34	EUR	200,000	6.00%	6 month Euribor	1,042
Morgan Stanley Capital Services, Inc.(1)(g)	06/18/34	EUR	3,300,000	6.00%	6 month Euribor	(50,846)
Morgan Stanley Capital Services, Inc.(2)(g)	06/15/17	EUR	500,000	4.00%	6 month Euribor	3,172
Morgan Stanley Capital Services, Inc.(2)(g)	12/15/11	EUR	300,000	4.00%	6 month Euribor	6,399
Morgan Stanley Capital Services, Inc.(2)(g)	12/15/14	EUR	700,000	4.00%	6 month Euribor	11,222
BNP PARIBAS(1)	12/15/11	EUR	1,000,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	4,795
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	200,000	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	502
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	42,759
JP MorganChase Bank(1)	10/15/11	EUR	100,000	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	1,443
JP MorganChase Bank(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	767
JP MorganChase Bank(1)	07/14/11	EUR	700,000	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	21,035
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500,000	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	—
UBS AG(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	730
UBS AG(2)	10/15/16	EUR	100,000	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(398)
Barclays Bank PLC(1)	09/15/10	GBP	1,600,000	5.00%	6 Month LIBOR	(17,593)
Barclays Bank PLC(2)(g)	12/15/35	GBP	600,000	4.00%	6 Month LIBOR	17,389
Barclays Bank PLC(2)	12/15/35	GBP	200,000	4.00%	6 Month LIBOR	5,188
Credit Suisse International(1)(g)	09/15/10	GBP	1,000,000	5.00%	6 Month LIBOR	(11,636)
Credit Suisse International(2)(g)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	9,557
Duetsche Bank AG(1)	09/15/10	GBP	5,800,000	5.00%	6 Month LIBOR	(76,695)
Duetsche Bank AG(2)(g)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	11,948
Goldman Sachs Capital Markets, L.P.(1)(g)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(4,769)
Goldman Sachs Capital Markets, L.P.(2)	06/15/09	GBP	1,000,000	5.00%	6 Month LIBOR	19,253
Goldman Sachs Capital Markets, L.P.(2)(g)	09/15/15	GBP	100,000	5.00%	6 Month LIBOR	2,176
HSBC BANK USA, N.A.(1)	06/15/09	GBP	1,500,000	5.00%	6 Month LIBOR	(5,656)
HSBC BANK USA, N.A.(1)	09/15/10	GBP	500,000	5.00%	6 Month LIBOR	(16,619)
HSBC BANK USA, N.A.(2)(g)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	62,316
HSBC BANK USA, N.A.(2)(g)	06/15/09	GBP	400,000	5.00%	6 Month LIBOR	8,915
HSBC BANK USA, N.A.(2)(g)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	46,590
Morgan Stanley Capital Services, Inc.(2)(g)	12/15/35	GBP	300,000	4.00%	6 Month LIBOR	16,322
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300,000	5.00%	6 Month LIBOR	(3,015)
Royal Bank of Scotland PLC(1)	09/15/15	GBP	300,000	5.00%	6 Month LIBOR	(15,783)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	800,000	5.00%	6 Month LIBOR	(8,702)
Royal Bank of Scotland PLC(2)(g)	09/14/09	GBP	2,800,000	5.32%	6 Month LIBOR	42,493
UBS AG(1)	12/20/08	GBP	8,000,000	5.00%	6 Month LIBOR	(22,418)
Duetsche Bank AG(1)(g)	09/18/08	JPY	380,000,000	1.00%	6 Month LIBOR	(210)
Duetsche Bank AG(1)	12/15/35	JPY	560,000,000	2.50%	6 Month LIBOR	189,112
Duetsche Bank AG(2)	06/20/16	JPY	790,000,000	2.00%	6 Month LIBOR	(82,512)
Goldman Sachs Capital Markets, L.P.(1)(g)	06/20/12	JPY	100,000,000	1.50%	6 Month LIBOR	877
Goldman Sachs Capital Markets, L.P.(1)	03/18/09	JPY	900,000,000	1.00%	6 Month LIBOR	(1,608)
Goldman Sachs Capital Markets, L.P.(2)	06/20/16	JPY	980,000,000	2.00%	6 Month LIBOR	(112,275)
Goldman Sachs Capital Markets, L.P.(2)	03/20/11	JPY	400,000,000	1.50%	6 Month LIBOR	3,388
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	990,000,000	1.00%	6 Month LIBOR	(3,056)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	JPY	500,000,000	1.50%	6 Month LIBOR	5,525
UBS AG(1)	03/18/09	JPY	3,930,000,000	1.00%	6 Month LIBOR	(916)
UBS AG(1)(g)	09/18/08	JPY	1,860,000,000	1.00%	6 Month LIBOR	(5,012)
UBS AG(1)(g)	06/20/36	JPY	210,000,000	2.50%	6 Month LIBOR	9,591
UBS AG(2)	06/20/16	JPY	860,000,000	2.00%	6 Month LIBOR	(60,256)
UBS AG(2)(g)	03/20/11	JPY	700,000,000	1.50%	6 Month LIBOR	9,242
Citigroup, Inc.(1)(g)	11/04/16	MXP	17,000,000	8.17%	28 day Mexican interbank rate	(22,837)
Citigroup, Inc.(1)(g)	11/04/16	MXP	1,600,000	8.17%	28 day Mexican interbank rate	3,214
Merrill Lynch & Co.(1)(g)	11/04/16	MXP	7,000,000	8.17%	28 day Mexican interbank rate	8,452

						$365,879

(1)	Porfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.(1)	03/20/08		$1,000,000	0.06%	AIG, 5.6%, due 10/18/16	$(9)
Lehman Brothers, Inc.(2)(g)	03/20/11		$100,000	0.14%	Alcan, Inc., 6.45%, due 03/15/11	121
Citigroup, Inc.(2)	09/20/08		$100,000	0.16%	Autozone, Inc., 6.5%, 07/15/08	(143)
Citigroup, Inc.(2)(g)	12/20/16		$500,000	0.17%	Bank of America, 5.62%, due 10/14/16	1,909
Lehman Brothers, Inc.(2)	09/20/14		$100,000	0.33%	Bellsouth Corp., 5.2%, 09/15/14	(446)
Morgan Stanley Capital Services, Inc.(2)(g)	06/20/11		$100,000	0.51%	Boston Scientific Corp., 6%, due 06/15/11	323
Morgan Stanley Capital Services, Inc.(2)(g)	03/20/12		$100,000	0.23%	CSX Corp., 6.3%, due 03/15/12	1,624
Lehman Brothers, Inc.(2)	09/20/11		$100,000	0.21%	CVS Corp., 5.75%, due 08/15/11	(150)
Bank of America N.A.(2)(g)	06/20/11		$100,000	0.89%	D.R. Horton, Inc., 6%, due 04/15/11	901
Duetsche Bank AG(1)(g)	03/20/08		$800,000	0.23%	DaimlerChrysler NA, 6.5%, due 11/15/13	1,043
Lehman Brothers, Inc.(1)(g)	12/20/11		$2,000,000	1.40%	Dow Jones CDX EM 6	19,396
Morgan Stanley Capital Services, Inc.(2)(g)	12/20/12		$500,000	0.14%	Dow Jones CDX NA IG 5	350
Morgan Stanley Capital Services, Inc.(1)	12/20/15		$330,000	0.46%	Dow Jones CDX NA IG 7	(1,183)
Goldman Sachs Capital Markets, L.P.(2)	12/20/16		$1,100,000	0.65%	Dow Jones CDX NA IG 7	5,624
JP MorganChase Bank(2)	12/20/16		$700,000	0.65%	Dow Jones CDX NA IG 7	3,595
Lehman Brothers, Inc.(2)	12/20/16		$800,000	0.65%	Dow Jones CDX NA IG 7	3,756
Barclays Bank PLC(2)	12/20/16		$200,000	0.65%	Dow Jones CDX NA IG 7	1,245
Bank of America N.A.(2)	12/20/16		$2,300,000	0.65%	Dow Jones CDX NA IG 7	11,719
Morgan Stanley Capital Services, Inc.(2)	12/20/16		$600,000	0.65%	Dow Jones CDX NA IG 7	3,820
Morgan Stanley Capital Services, Inc.(2)	12/20/16		$2,000,000	0.65%	Dow Jones CDX NA IG 7	10,876
Goldman Sachs Capital Markets, L.P.(2)	12/20/16		$800,000	0.65%	Dow Jones CDX NA IG 7	4,738
Goldman Sachs Capital Markets, L.P.(2)	12/20/16		$2,400,000	0.65%	Dow Jones CDX NA IG 7	14,386
Lehman Brothers, Inc.(2)	06/20/14		$100,000	0.40%	Encana Holdings Corp., 5.8%, due 05/01/14	(804)
Morgan Stanley Capital Services, Inc.(2)(g)	06/20/11		$100,000	0.29%	Exelon Corp., 6.75%, due 05/01/11	333
Morgan Stanley Capital Services, Inc.(1)(g)	08/20/11		$1,300,000	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	35,638
Morgan Stanley Capital Services, Inc.(2)	08/20/16		$700,000	2.18%	Federal Republic of Brazil, 12.25%, due 03/06/30	(43,530)
Lehman Brothers, Inc.(2)(g)	06/20/10		$100,000	2.31%	Ford Motor Credit Corp., 7.875%, due 06/15/10	930
Bear Strearns International, LTD.(2)	06/20/10		$100,000	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	(156)
Royal Bank of Scotland PLC(2)	03/20/12		$100,000	0.29%	Glitnir Bank, 5.82875%, due 01/18/12	(103)
Duetsche Bank AG(2)	03/20/12		$100,000	0.37%	Glitnir Bank, 5.82875%, due 01/18/12	(415)
Duetsche Bank AG(2)	09/20/16		$100,000	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	(771)
JP MorganChase Bank(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(232)
JP MorganChase Bank(2)	12/20/16	EUR	400,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,273)
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	EUR	100,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(160)
HSBC BANK USA, N.A.(2)	12/20/16	EUR	600,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,006)
HSBC BANK USA, N.A.(2)	12/20/16	EUR	100,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(167)
Duetsche Bank AG(2)	12/20/16	EUR	700,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,362)
Duetsche Bank AG(2)	12/20/16	EUR	600,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,434)
Barclays Bank PLC(2)	12/20/16	EUR	300,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(269)
Barclays Bank PLC(2)	12/20/16	EUR	500,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,013)
BNP PARIBAS(2)	12/20/16	EUR	600,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(867)
BNP PARIBAS(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(289)
Royal Bank of Scotland PLC(2)	12/20/11		$100,000	0.49%	Kaupthing Bank, 5.75%, due 10/04/11	(507)
Bear Strearns International, LTD.(2)(g)	06/20/12		$100,000	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	317
Royal Bank of Scotland PLC(2)	09/20/11		$100,000	0.40%	Landsbanki Islands, 6.1%, due 08/25/11	(637)
Bear Strearns International, LTD.(2)	03/20/16		$300,000	0.30%	Loews Corp., 5.25%, due 03/15/16	(1,852)
Bear Strearns International, LTD.(2)	03/20/16		$100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	(468)
Lehman Brothers, Inc.(2)	03/20/15		$100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	(130)
Lehman Brothers, Inc.(2)	03/20/15		$100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	(130)
Royal Bank of Scotland PLC(2)(g)	12/20/16		$200,000	0.32%	Morgan Stanley, 5.81%, due 10/18/16	1,131
Royal Bank of Scotland PLC(2)(g)	12/20/15		$100,000	0.30%	Morgan Stanley, 5.84%, due 10/15/15	519
Duetsche Bank AG(2)	09/20/11		$100,000	0.62%	Nationwide Health, 6.5%, due 07/15/11	(575)
Duetsche Bank AG(2)	09/20/11		$100,000	0.62%	Nationwide Health, 6.5%, due 07/15/11	(575)
Citigroup, Inc.(2)	06/20/10		$100,000	0.13%	Newell Rubbermaid, Inc., 4.0%, due 05/01/10	(65)
Morgan Stanley Capital Services, Inc.(2)	06/20/16		$200,000	0.39%	Omnicom Group, 5.9%, due 04/15/16	(1,059)
Morgan Stanley Capital Services, Inc.(2)	12/20/11		$100,000	0.28%	Orix Corp., 5.48%, due 11/22/11	(242)
Morgan Stanley Capital Services, Inc.(2)	05/20/16		$100,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(1,344)
Morgan Stanley Capital Services, Inc.(2)	12/20/12		$100,000	0.54%	Rogers Wireless, 7.25%, due 12/15/12	(145)
HSBC BANK USA, N.A.(1)	02/20/08		$1,100,000	0.24%	Russian Federation, 7.5%, due 03/31/30	247
HSBC BANK USA, N.A.(1)(g)	07/20/07		$300,000	0.22%	Russian Federation, 7.5%, due 03/31/30	173
Bear Strearns International, LTD.(2)	12/20/16		$100,000	0.46%	Ryder System, Inc., 5.85%, due 11/01/16	2,232
Lehman Brothers, Inc.(2)	09/20/11		$100,000	0.35%	Sara Lee Corp., 6.25%, due 09/15/11	(352)
Citigroup, Inc.(2)	09/20/13		$100,000	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	(1,100)
Morgan Stanley Capital Services, Inc.(2)	09/20/13		$100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	(1,044)
Duetsche Bank AG(1)(g)	09/20/07	JPY	13,000,000	2.03%	Softbank Corp., 1.75%, due 03/31/14	993
Duetsche Bank AG(2)	03/20/12		$100,000	0.42%	Southwest Airlines, Co., 6.5%, due 03/01/12	(372)
Lehman Brothers, Inc.(2)(g)	06/20/11		$100,000	0.32%	Tate & Lyle Intl PLC, 6.125%, due 06/15/11	209
Lehman Brothers, Inc.(1)	01/20/17		$2,300,000	0.67%	United Mexican States, 7.5%, due 04/08/33	1,230
Bear Strearns International, LTD.(2)	03/20/11		$100,000	0.33%	Vornado Realty, 5.6%, due 02/15/11	(238)
Morgan Stanley Capital Services, Inc.(2)	03/20/09		$100,000	0.29%	Xerox Corp., 9.75%, due 01/15/09	(159)

						$62,602

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

Total Return swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount	Description	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.(g)	02/29/08	3,261,890	receive variable payments on the one month LIBOR-BBA +35bps.	$—
AIG Financial Products Corp.	04/17/07	21,260,000	Dow Jones - AIG Commodty Index	687,554
Morgan Stanley Capital Services, Inc.	04/17/07	19,030,000	Dow Jones - AIG Commodty Index	608,871

				$1,296,425

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 64.5%
Aerospace & Defense — 1.4%
K&F Industries Holdings Inc*	50,618	$1,363,143
Precision Castparts Corp.	87,322	9,085,854

		10,448,997

Airlines — 0.3%
Continental Airlines, Inc. (Class B Stock)*	61,925	2,253,451

Auto Components — 1.1%
GKN PLC (United Kingdom)	1,008,667	7,572,396

Automobiles — 1.4%
Daimlerchrysler AG, ADR (Germany)*	41,663	3,408,450
General Motors Corp.	217,964	6,678,417

		10,086,867

Capital Markets — 0.4%
Deutsche Bank AG (Germany)*	21,370	2,875,120

Chemicals — 3.4%
Albemarle Corp.	60,785	2,512,852
Lubrizol Corp. (The)	134,313	6,921,149
Lyondell Chemical Co.	222,039	6,654,509
Potash Corp. of Saskatchewan, Inc. (Canada)*	50,756	8,117,407

		24,205,917

Commercial Banks — 5.7%
ABN AMRO Holding NV (Netherlands)*	80,991	3,484,233
Boc Hong Kong Holdings Ltd. (Hong Kong)	2,790,000	6,762,987
Citizens Banking Corp.	308,122	6,827,984
Kookmin Bank-Spon ADR (South Korea)	32,041	2,888,496
National City Corp.*	187,027	6,966,756
PNC Financial Services Group, Inc.*	95,566	6,877,885
Regions Financial Corp.	197,403	6,982,144

		40,790,485

Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.*	25,328	1,145,332
Consolidated Graphics, Inc.*	17,904	1,325,791
Healthcare Services Group, Inc.	35,272	1,010,543
TeleTech Holdings, Inc.*	44,752	1,641,951

		5,123,617

Communication Equipment — 1.2%
NETGEAR, Inc.*	43,280	1,234,778
Research in Motion Ltd. (Canada)*	56,857	7,760,412

		8,995,190

Computer Services & Software — 0.5%
Ansoft Corp.*	30,810	974,828
Covansys Corp.*	46,623	1,150,656
Interactive Intelligence, Inc.*	22,059	336,179
Omnicell, Inc.*	35,991	752,932
Smith Micro Software, Inc.*	36,018	671,015

		3,885,610

Consumer Finance — 0.3%
Cash America International, Inc.	37,907	1,554,187
World Acceptance Corp.*	22,956	917,092

		2,471,279

Containers & Packaging — 0.2%
Rock-Tenn Co. (Class A Stock)	32,664	1,084,445

Diversified Financial Services — 1.3%
ING Groep N.V., ADR (Netherlands)*	65,742	2,782,859
JPMorgan Chase & Co.*	142,417	6,890,134

		9,672,993

Diversified Telecommunication Services — 7.1%
AT&T, Inc.	193,906	7,645,714
BCE, Inc. (Canada)	106,491	3,011,565
BT Group PLC (United Kingdom)	1,176,220	7,030,656
BT Group PLC, ADR (United Kingdom)	137,243	8,235,952
Deutsche Telekom AG, ADR* (Germany)	157,435	2,602,400
France Telecom SA (France)	104,119	2,748,742
Nippon Telegraph & Telephone, ADR (Japan)	105,016	2,773,473
PCCW Ltd.* (Hong Kong)	11,599,000	6,962,220
Telecom Italia SPA* (Italy)	93,965	2,693,037
Verizon Communications, Inc.*	191,365	7,256,561

		50,960,320

Electric Utilities — 3.4%
Korea Electric Power Co., ADR (South Korea)	135,849	2,716,980
Northeast Utilities	241,467	7,912,874
Pinnacle West Capital Corp.	147,264	7,105,488
Unisource Energy Corp.	185,346	6,959,742

		24,695,084

Electronic Equipment & Instruments — 0.4%
Agilysys, Inc.*	39,347	884,127
Daktronics, Inc.	50,053	1,373,455
OYO Geospace Corp.*	7,535	534,382

		2,791,964

Energy Equipment & Services — 0.2%
Dawson Geophysical Co.*	9,306	460,926
Gulf Island Fabrication Inc.	17,937	479,636
Natco Group, Inc.*	22,843	779,403

		1,719,965

Farming & Agriculture — 0.1%
Andersons, Inc. (The)	22,235	987,234

Food & Staples Retailing — 1.1%
Compass Group PLC (United Kingdom)	1,156,056	7,734,794

Gas Utilities — 1.0%
ONEOK, Inc.	166,543	7,494,435

Healthcare Equipment & Supplies — 0.5%
Immucor, Inc.*	44,446	1,308,046
Kinetic Concepts, Inc.*	44,835	2,270,444

		3,578,490

Healthcare Providers & Services — 0.1%
Bio-Reference Labs, Inc.*	17,381	441,477

Hotels, Restaurants & Leisure — 1.2%
Buffalo Wild Wings, Inc*	11,257	717,071
Interstate Hotels & Resorts, Inc.*	41,322	260,742
MGM Mirage*	114,806	7,981,313

		8,959,126

Household Durables — 1.0%
Harmonic, Inc.*	95,068	933,568
Interface, Inc.	68,670	1,098,033
Kimball International, Inc. (Class B Stock)	34,363	662,519
Matsushita Electric Industrial, ADR (Japan)	139,916	2,812,312
Tempur-Pedic International, Inc.	52,374	1,361,200

		6,867,632

Independent Power Producers & Energy Traders — 1.0%
Black Hills Corp.	194,716	7,159,707

Industrial Conglomerates — 3.1%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,922,000	6,690,779
Citic Pacific Ltd. (Hong Kong)	1,996,000	7,382,658
General Electric Co.	202,242	7,151,277
Tredegar Corp.	50,853	1,158,940

		22,383,654

Insurance — 4.5%
Aegon NV (Netherlands)	141,113	2,813,793
Allianz AG (Germany)*	134,480	2,763,564
AXA SA (France)*	65,912	2,807,851
Cincinnati Financial Corp.	162,980	6,910,352
Lincoln National Corp.*	104,858	7,108,324
Sun Life Financial, Inc. (Canada)	63,423	2,879,404
Unitrin, Inc.	153,421	7,221,527

		32,504,815

Internet Services — 0.2%
Priceline.com, Inc.*	23,008	1,225,406

Internet Software & Services — 0.3%
Cybersource Corp.*	43,094	539,106
Knot Inc. (The)*	40,569	873,451
Liquidity Services, Inc*	35,163	595,661

		2,008,218

Leisure Equipment & Products — 1.3%
Hasbro, Inc.*	99,342	2,843,168
Mattel, Inc.	244,466	6,739,928

		9,583,096

Machinery — 0.2%
Lindsay Manufacturing Co.	15,402	489,629
RBC Bearings, Inc.*	27,746	927,549

		1,417,178

Media — 1.2%
DIRECTV Group, Inc. (The)*	360,256	8,311,106

Metals & Mining — 2.2%
Allegheny Technologies, Inc.	66,945	7,142,362
Barrick Gold Corp. (Canada)	93,433	2,667,512
Brush Engineered Materials, Inc.*	23,084	1,118,882
Hecla Mining Co.*	163,841	1,484,399
POSCO, ADR (South Korea)	30,504	3,170,891
Wheeling-Pittsburgh Corp.*	20,007	473,966

		16,058,012

Multi-Line Retail — 1.1%
Nordstrom, Inc.	150,784	7,982,505

Multi-Utilities — 2.9%
DTE Energy Co.	150,296	7,199,179
Energy East Corp.	281,970	6,868,789
SCANA Corp.	167,178	7,217,074

		21,285,042

Oil, Gas & Consumable Fuels — 3.2%
Arena Resources, Inc.*	18,655	934,989
CNOOC Ltd. (Hong Kong)*	8,469,000	7,424,669
Encana Corp.	58,064	2,939,780
ENI SpA, ADR (Italy)	45,637	2,958,647
Petroleo Brasileiro SA, ADR (Brazil)*	31,266	3,111,280
Repsol YPF SA, ADR (Spain)	88,201	2,958,261
Royal Dutch Shell PLC, ADR (United Kingdom)	42,535	2,820,070

		23,147,696

Paper & Forest Products — 1.0%
Meadwestvaco Corp.	230,509	7,108,898

Personal Products — 0.3%
NBTY, Inc.*	44,506	2,360,598

Pharmaceuticals — 2.1%
Noven Pharmaceuticals, Inc.*	30,869	716,161
Pfizer, Inc.	557,674	14,086,845

		14,803,006

Printing & Publishing — 0.2%
Cenveo, Inc.*	68,903	1,674,343

Semiconductors & Semiconductor Equipment — 0.4%
AMIS Holdings, Inc.*	114,301	1,251,596
FEI Co.*	43,159	1,556,313

		2,807,909

Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	139,995	4,198,450
Charlotte Russe Holding, Inc.*	32,443	936,629
EMI Group PLC (United Kingdom)	1,470,581	6,583,568
Guess?, Inc.	57,619	2,332,993
Mothers Work, Inc.*	7,232	239,669

		14,291,309

Textiles, Apparel & Luxury Goods — 1.6%
Coach, Inc.*	171,398	8,578,470
Phillips-Van Heusen Corp.	34,794	2,045,887

Skechers USA, Inc. (Class A Stock)*	29,863	1,002,501

		11,626,858

Wireless Telecommunication Services — 1.7%
NTT Docomo, Inc., ADR (Japan)	152,387	2,808,492
Vodafone Group PLC (United Kingdom)	2,467,193	6,578,599
Vodafone Group PLC, ADR (United Kingdom)	101,078	2,714,955

		12,102,046

TOTAL COMMON STOCKS (cost $447,293,735)		465,538,290

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CORPORATE BONDS — 34.0%

Aerospace & Defense — 1.2%
Honeywell International, Notes
7.50%	03/01/10	A2	$4,000	4,264,436
United Technologies Corp., Sr. Notes
4.875%	05/01/15	A2	4,250	4,116,380

				8,380,816

Automobiles — 0.1%
Daimlerchrysler NA Holding Corp., Gtd. Notes
4.05%	06/04/08	Baa1	750	738,744

Beverages
Bottling Group LLC, Sr. Unsec’d. Notes
5.50%	04/01/16	A3	250	251,407

Biotechnology — 0.6%
Amgen, Inc., Sr. Notes
4.85%	11/18/14	A2	4,500	4,357,138

Capital Markets — 4.4%
Credit Suisse First Boston USA, Inc., Notes
5.125%	08/15/15	Aa3	4,000	3,930,052
Goldman Sachs Group, Inc.,
Notes
6.125%	02/15/33	Aa3	3,750	3,747,802
6.875%	01/15/11	Aa3	3,250	3,435,926
Sr. Notes
5.35%	01/15/16	Aa3	4,250	4,167,516
Merrill Lynch & Co.,
Notes
6.00%	02/17/09	Aa3	3,250	3,298,471
Sub. Notes
6.22%	09/15/26	A1	4,750	4,760,830
Morgan Stanley,
Notes
3.875%	01/15/09	Aa3	3,750	3,673,995
Unsub. Notes
6.75%	04/15/11	Aa3	4,250	4,495,119

				31,509,711

Chemicals — 0.4%
E.I. DuPont de Nemours & Co., Notes
6.875%	10/15/09	A2	3,000	3,134,208

Commercial Banks — 2.0%
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	3,750	3,640,028
Sub. Notes
5.875%	11/01/34	Aa3	3,250	3,178,243
HSBC Finance Corp., Notes
5.50%	01/19/16	Aa3	3,000	2,982,120
Wells Fargo Bank & Co., Sub. Notes
4.75%	02/09/15	Aa1	5,000	4,797,050

				14,597,441

Consumer Finance — 0.5%
Household Finance Corp., Notes
6.375%	10/15/11	Aa3	3,500	3,648,428

Diversified Financial Services — 2.0%
Bank of America Corp., Sr. Notes
5.875%	02/15/09	Aa2	1,500	1,521,458
Citigroup, Inc.,
Notes
3.50%	02/01/08	Aa1	1,000	986,323
6.50%	01/18/11	Aa1	4,500	4,707,832
Sr. Notes
4.125%	02/22/10	Aa1	3,000	2,935,365
JPMorgan Chase & Co., Sub Notes
5.125%	09/15/14	A1	4,500	4,429,543

				14,580,521

Diversified Telecommunication Services — 5.5%
AT&T Wireless, Senior Notes
7.875%	03/01/11	Baa1	5,000	5,471,085
Embarq Corp., Notes
6.738%	06/01/13	Baa3	6,000	6,194,370
GTE Corp., Debs.
6.84%	04/15/18	Baa1	5,750	6,222,369
7.51%	04/01/09	Baa1	1,250	1,302,806
SBC Communications, Inc., Notes
4.125%	09/15/09	A2	6,000	5,864,964
5.10%	09/15/14	A2	2,250	2,198,216
6.15%	09/15/34	A2	5,500	5,413,122
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	1,000	995,887

Verizon New York, Inc., Debs.
6.875%	04/01/12	Baa3	6,000	6,332,046

				39,994,865

Electric Utilities — 2.7%
American Electric Power, Sr. Notes
5.375%	03/15/10	Baa2	5,000	5,039,205
Midamerican Energy Holdings, Sr. Notes
3.50%	05/15/08	Baa1	750	735,963
Progress Energy, Inc., Sr. Notes
7.10%	03/01/11	Baa2	704	751,508
7.75%	03/01/31	Baa2	6,250	7,474,687
Southern California Edison Co., First Mortgage
6.00%	01/15/34	A2	500	509,962
Southern Power Co., Sr. Notes
4.875%	07/15/15	Baa1	5,000	4,768,370

				19,279,695

Food & Staples Retailing — 1.5%
Costco Wholesale Corp., Sr. Unsec’d.
5.50%	03/15/17	A2	1,000	1,002,152
Wal-Mart Stores, Inc., Notes
4.125%	02/15/11	Aa2	4,000	3,875,708
5.25%	09/01/35	Aa2	4,250	3,860,458
Sr. Notes
6.875%	08/10/09	Aa2	2,250	2,341,980

				11,080,298

Food Products — 1.3%
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11	A3	4,750	4,807,926
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10	A1	4,000	4,249,516

				9,057,442

Household Durables — 0.2%
Fortune Brands, Inc., Sr. Unsub. Notes
5.375%	01/15/16	Baa2	1,250	1,201,270

Household Products — 0.4%
Procter & Gamble Co., Unsub. Notes
6.875%	09/15/09	Aa3	3,000	3,134,118

Independent Power Producers & Energy Traders — 0.5%
Constellation Energy Group, Notes
4.55%	06/15/15	Baa1	4,000	3,677,128

Industrial Conglomerates — 1.9%
General Electric Capital Corp.,
Notes
6.75%	03/15/32	Aaa	3,750	4,248,870
7.375%	01/19/10	Aaa	4,500	4,770,603
Unsec’d. Notes
6.00%	06/15/12	Aaa	4,500	4,675,653

				13,695,126

Insurance — 0.4%
Metlife, Inc., Sr. Notes
5.70%	06/15/35	A2	2,750	2,643,492

Media — 2.4%
AOL Time Warner, Inc., Gtd. Notes
7.70%	05/01/32	Baa2	4,750	5,385,265
Comcast Cable Communication, Notes
6.20%	11/15/08	Baa2	1,000	1,015,097
Comcast Corp., Gtd. Notes
5.90%	03/15/16	Baa2	250	254,333
6.45%	03/15/37	Baa2	4,000	4,004,560
Time Warner, Inc., Debs
8.375%	03/15/23	Baa2	5,500	6,501,374

				17,160,629

Multi-Utilities — 2.6%
Dominion Resources, Inc. Notes
8.125%	06/15/10	Baa2	1,930	2,102,148
Dominion Resources, Inc., Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	4,320	4,206,142
5.95%	06/15/35	Baa2	250	242,958
Pacific Gas & Electric, Unsec’d. Notes
3.60%	03/01/09	Baa1	6,000	5,840,424
6.05%	03/01/34	Baa1	5,250	5,262,847
Virginia Electric Power, Series B, Sr. Unsec’d Notes
6.00%	01/15/36	Baa1	1,500	1,495,553

				19,150,072

Oil, Gas & Consumable Fuels — 1.5%
Centerpoint Energy Resource, Sr. Notes
7.875%	04/01/13	Baa3	1,500	1,671,671
Conoco, Inc., Sr. Notes
6.95%	04/15/29	A1	4,000	4,535,476
Conocophillips, Notes
8.75%	05/25/10	A1	4,500	4,994,842

				11,201,989

Paper & Forest Products — 0.9%
Weyerhauser Co.,
Debs.
7.375%	03/15/32	Baa2	2,750	2,880,837
Notes

6.75%	03/15/12	Baa2	3,250	3,413,881

				6,294,718

Pharmaceuticals — 0.6%
Abbot Laboratories, Notes
5.875%	05/15/16	A1	4,000	4,137,988

Specialty Retail — 0.4%
Home Depot, Inc., Sr. Unsec’d. Notes
5.20%	03/01/11	Aa3	2,750	2,747,132

TOTAL CORPORATE BONDS (cost $244,899,820)				245,654,376

TOTAL LONG-TERM INVESTMENTS (cost $692,193,555)				711,192,666

	Shares

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $18,895,637)(w)	18,895,637	18,895,637

TOTAL INVESTMENTS — 101.1% (cost $711,089,192)		730,088,303
Liabilities in excess of other assets — (1.1)%		(7,764,710)

NET ASSETS — 100.0%		$722,323,593

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 79.5%
Aerospace & Defense — 2.2%
K&F Industries Holdings, Inc.*	164,314	$4,424,976
Precision Castparts Corp.	125,981	13,108,323

		17,533,299

Airlines — 1.5%
Continental Airlines, Inc. (Class B Stock)*	89,341	3,251,119
Ryanair Holdings PLC, ADR (Ireland)*	190,448	8,530,166

		11,781,285

Automobiles — 1.7%
Daimlerchrysler AG, ADR (Germany)*	45,081	3,688,076
General Motors Corp.	314,462	9,635,116

		13,323,192

Automotive Components — 1.4%
GKN PLC (United Kingdom)	1,464,889	10,997,405

Capital Markets — 0.4%
Deutsche Bank AG (Germany)*	23,123	3,110,968

Chemicals — 2.0%
Albemarle Corp.	87,697	3,625,394
Potash Corp. of Saskatchewan, Inc. (Canada)	73,228	11,711,354

		15,336,748

Commercial Banks — 2.1%
ABN Amro Holding N.V., ADR (Netherlands)	87,636	3,770,101
BOC Hong Kong (Holdings) Ltd. (Hong Kong)*	4,051,000	9,819,663
Kookmin Bank, ADR (South Korea)	34,670	3,125,501

		16,715,265

Commercial Services & Supplies — 2.4%
Cenveo, Inc.*	223,670	5,435,181
Clean Harbors, Inc.*	82,219	3,717,943
Consolidated Graphics, Inc.*	58,117	4,303,564
Healthcare Services Group, Inc.	114,498	3,280,368
TeleTech Holdings, Inc.*	64,564	2,368,853

		19,105,909

Communication Equipment — 4.1%
Cisco Systems, Inc.*	331,895	8,473,279
NETGEAR, Inc.*	140,494	4,008,294
Research in Motion Ltd. (Canada)*	143,550	19,593,140

		32,074,713

Computers & Peripherals — 0.8%
Logitech International S.A. (Switzerland)*	219,942	6,120,986

Consumer Finance — 1.0%
Cash America International, Inc.	123,053	5,045,173
World Acceptance Corp.*	74,519	2,977,034

		8,022,207

Containers & Packaging — 0.2%
Rock-Tenn Co. (Class A Stock)	47,126	1,564,583

Distributors — 0.4%
Andersons, Inc. (The)	72,177	3,204,659

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)	71,136	3,011,187

Diversified Telecommunication Services — 8.8%
AT&T, Inc.	279,754	11,030,700
BCE, Inc. (Canada)	115,228	3,258,648
BT Group PLC (United Kingdom)	1,708,225	10,210,625
BT Group PLC, ADR (United Kingdom)	198,005	11,882,280
Deutsche Telekom AG, ADR (Germany)*	170,352	2,815,919
France Telecom SA	112,661	2,974,250
Nippon Telegraph & Telephone, Inc., ADR (Japan)	113,632	3,001,021
PCCW Ltd. (Hong Kong)*	16,846,000	10,111,697
Telecom Italia SpA*	101,674	2,913,977
Verizon Communications, Inc.	276,088	10,469,257

		68,668,374

Electric Utilities — 0.4%
Korea Electric Power Co., ADR (South Korea)	146,994	2,939,880

Electronic Equipment & Instruments — 1.2%
Agilysys, Inc.*	127,725	2,869,981
Daktronics, Inc.	162,479	4,458,424
OYO Geospace Corp.*	24,459	1,734,632

		9,063,037

Energy Equipment & Services — 0.7%
Dawson Geophysical Co.*	30,207	1,496,153
Gulf Island Fabrication, Inc.	58,225	1,556,936
Natco Group, Inc.*	74,151	2,530,032

		5,583,121

Food & Staples Retailing — 1.4%
Compass Group PLC (United Kingdom)	1,678,942	11,233,254

Healthcare Equipment & Supplies — 0.7%
Immucor, Inc.*	64,123	1,887,140
Kinetic Concepts, Inc.*	64,685	3,275,648

		5,162,788

Healthcare Providers & Services — 0.2%
Bio-Reference Labs, Inc.*	56,421	1,433,093

Healthcare Techology — 0.3%
Omnicell, Inc.*	116,831	2,444,105

Hotels, Restaurants & Leisure — 3.0%
Buffalo Wild Wings, Inc.*	36,540	2,327,598
Interstate Hotels & Resorts, Inc.*	134,138	846,411
MGM Mirage*	165,633	11,514,806
Wynn Resorts Ltd.	88,978	8,440,453

		23,129,268

Household Durables — 1.8%
Harmonic, Inc.*	308,603	3,030,481
Interface, Inc.	222,911	3,564,347

Kimball International, Inc. (Class B Stock)	111,546	2,150,607
Matsushita Electric Industrial Co. Ltd., ADR (Japan)	151,395	3,043,040
Tempur-Pedic International, Inc.	75,562	1,963,856

		13,752,331

Industrial Conglomerates — 4.4%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)*	2,791,000	9,715,902
Citic Pacific Ltd. (Hong Kong)	2,898,000	10,718,909
General Electric Co.	291,780	10,317,341
Tredegar Corp.	165,077	3,762,105

		34,514,257

Insurance — 1.6%
Aegon NV	152,691	3,044,659
Allianz AG	145,514	2,990,313
Axa Sa (France)	71,320	3,038,232
Sun Life Financial, Inc. (Canada)	68,626	3,115,620

		12,188,824

Internet & Catalog Retail — 0.2%
Priceline.com, Inc.*	33,195	1,767,966

Internet Software & Services — 1.7%
Cybersource Corp.*	139,890	1,750,024
Knot, Inc. (The)*	131,693	2,835,350
Liquidity Services, Inc.*	114,142	1,933,565
VeriSign, Inc.*	282,314	7,091,728

		13,610,667

IT Services — 2.6%
Cognizant Technology Solutions Corp. (Class A Shares)*	96,506	8,518,585
Covansys Corp.*	151,345	3,735,195
Infosys Technologies Ltd., ADR (India)	159,466	8,013,166

		20,266,946

Leisure Equipment & Products — 1.8%
Hasbro, Inc.	143,324	4,101,933
Mattel, Inc.	352,698	9,723,884

		13,825,817

Machinery — 2.5%
Joy Global, Inc.	135,954	5,832,427
Lindsay Manufacturing Co.	49,998	1,589,437
Paccar, Inc.	122,566	8,996,344
RBC Bearings, Inc.*	90,066	3,010,906

		19,429,114

Media — 3.6%
DIRECTV Group, Inc. (The)*	519,752	11,990,679
EchoStar Communications Corp. (Class A Stock)*	208,631	9,060,844
Liberty Global, Inc. (Class A Stock)*	221,035	7,278,683

		28,330,206

Metals & Mining — 3.2%
Allegheny Technologies, Inc.	96,583	10,304,440
Barrick Gold Corp. (Canada)	101,098	2,886,348
Brush Engineered Materials, Inc.*	33,304	1,614,245
Hecla Mining Co.*	531,851	4,818,570
POSCO, ADR (South Korea)	33,007	3,431,078
Wheeling-Pittsburgh Corp.*	64,947	1,538,594

		24,593,275

Multi-Line Retail — 1.5%
Nordstrom, Inc.	217,540	11,516,568

Oil, Gas & Consumable Fuels — 3.8%
Arena Resources, Inc.*	60,557	3,035,117
CNOOC Ltd. (Hong Kong)*	12,300,000	10,783,260
Encana Corp.	62,828	3,180,982
ENI SpA, ADR (Italy)	49,381	3,201,370
Petroleo Brasileiro SA, ADR (Brazil)*	33,831	3,366,523
Repsol SA	95,438	3,200,990
Royal Dutch Shell PLC, ADR (United Kingdom)	46,025	3,051,457

		29,819,699

Personal Products — 0.4%
NBTY, Inc.*	64,210	3,405,698

Pharmaceuticals — 1.6%
Noven Pharmaceuticals, Inc.*	100,205	2,324,756
Pfizer, Inc.	402,272	10,161,391

		12,486,147

Semiconductors & Semiconductor Equipment — 1.2%
AMIS Holdings, Inc.*	371,036	4,062,844
FEI, Co.*	140,101	5,052,042

		9,114,886

Software — 1.6%
Ansoft Corp.*	100,015	3,164,474
Check Point Software Technologies Ltd. (Israel)*	282,628	6,296,952
Interactive Intelligence, Inc.*	71,607	1,091,291
Smith Micro Software Inc.*	116,920	2,178,220

		12,730,937

Specialty Retail — 4.6%
American Eagle Outfitters, Inc.	457,980	13,734,820
Charlotte Russe Holding, Inc.*	105,314	3,040,415
EMI Group PLC (United Kingdom)	2,135,725	9,561,317
Guess?, Inc.	83,129	3,365,893
Mothers Work, Inc.*	23,475	777,962
Ross Stores, Inc.	161,125	5,542,700

		36,023,107

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.*	247,280	12,376,364
Phillips-Van Heusen Corp.	50,198	2,951,642
Skechers USA, Inc. (Class A Stock)*	43,084	1,446,330

		16,774,336

Wireless Telecommunication Services — 2.0%
NTT DoCoMo, Inc., ADR (Japan)	164,889	3,038,904
Vodafone Group PLC (United Kingdom)	3,583,107	9,554,106
Vodafone Group PLC, ADR (United Kingdom)	109,371	2,937,705

		15,530,715

TOTAL COMMON STOCKS (cost $597,171,356)		621,240,822

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#

CORPORATE BONDS — 19.3%

Aerospace & Defense — 0.8%

Honeywell International, Notes
7.50%	03/01/10	A2	$3,000	3,198,327
United Technologies Corp., Sr. Notes
4.875%	05/01/15	A2	2,800	2,711,968

				5,910,295

Automobiles — 0.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes
4.05%	06/04/08	Baa1	800	787,994

Biotechnology — 0.3%
Amgen, Inc., Sr. Notes
4.85%	11/18/14	A2	2,100	2,033,331

Capital Markets — 2.2%
Credit Suisse First Boston USA, Inc., Notes
5.125%	08/15/15	Aa3	2,100	2,063,277
Goldman Sachs Group, Inc., Bonds
6.875%	01/15/11	Aa3	2,100	2,220,137
Gtd. Notes
6.345%	02/15/34	A1	400	395,135
Notes
6.125%	02/15/33	Aa3	1,850	1,848,916
Sr. Notes
5.35%	01/15/16	Aa3	1,900	1,863,125
Merrill Lynch & Co.,
Notes
6.00%	02/17/09	Aa3	1,900	1,928,336
Sub. Notes
6.22%	09/15/26	A1	2,750	2,756,270
Morgan Stanley,
Notes
3.875%	01/15/09	Aa3	2,100	2,057,437
Unsub. Notes
6.75%	04/15/11	Aa3	2,000	2,115,350

				17,247,983

Chemicals — 0.3%
EI Du Pont de Nemours & Co., Notes
6.875%	10/15/09	A2	2,250	2,350,656

Commercial Banks — 1.2%
HSBC Bank USA, Sr. Notes
Sr. Notes
3.875%	09/15/09	Aa2	2,750	2,669,353
Sub. Notes
5.875%	11/01/34	Aa3	1,750	1,711,362
HSBC Finance Corp., Notes
5.50%	01/19/16	Aa3	1,800	1,789,272
Wells Fargo Bank & Co., Sub. Notes
4.75%	02/09/15	Aa1	3,281	3,147,824

				9,317,811

Consumer Finance — 0.3%
Household Finance Corp., Notes
6.375%	10/15/11	Aa3	2,400	2,501,779

Diversified Financial Services — 1.3%
Bank of America Corp., Sr. Notes
5.875%	02/15/09	Aa1	800	811,444
Citigroup, Inc.,
Notes
3.50%	02/01/08	Aa1	600	591,794
6.50%	01/18/11	Aa1	3,300	3,452,410
Sr. Notes
4.125%	02/22/10	Aa1	1,750	1,712,296
JPMorgan Chase & Co., Sub. Notes
5.125%	09/15/14	Aa3	3,300	3,248,332

				9,816,276

Diversified Telecommunication Services — 3.0%
AT&T Wireless, Sr. Notes
7.875%	03/01/11	Baa1	2,500	2,735,542
Embarq Corp.,
Notes
6.738%	06/01/13	Baa3	4,000	4,129,580
GTE Corp., Debs.
6.84%	04/15/18	Baa1	3,850	4,166,281
Notes
7.51%	04/01/09	Baa1	800	833,796
SBC Communications, Notes
4.125%	09/15/09	A2	2,900	2,834,733
5.10%	09/15/14	A2	700	683,890
6.15%	09/15/34	A2	3,500	3,444,714
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	600	597,532
Verizon New York, Inc., Debs.
6.875%	04/01/12	Baa3	3,850	4,063,063

				23,489,131

Electric Utilities — 1.5%
American Electric Power, Sr. Notes
5.375%	03/15/10	Baa2	3,150	3,174,699
Midamerican Energy Holdings, Sr. Notes
3.50%	05/15/08	Baa1	400	392,514
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	610	651,165
7.75%	03/01/31	Baa2	3,950	4,724,002
Southern California Edison Co., First Mortgage
6.00%	01/15/34	A2	400	407,970
Southern Power Co., Sr. Notes
4.875%	07/15/15	Baa1	2,800	2,670,287

				12,020,637

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.,

Notes
4.125%	02/15/11	Aa2	3,000	2,906,781
Bonds
5.25%	09/01/35	Aa2	2,650	2,407,109
Sr. Notes
6.875%	08/10/09	Aa2	600	624,528

				5,938,418

Food Products — 0.8%
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11	A3	2,800	2,834,146
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10	A1	3,100	3,293,375

				6,127,521

Household Durables — 0.1%
Fortune Brands, Inc., Sr. Unsub. Notes
5.375%	01/15/16	Baa2	1,100	1,057,118

Household Products — 0.2%
Procter & Gamble Co., Unsub. Notes
6.875%	09/15/09	Aa3	1,550	1,619,294

Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group, Inc.,
Notes
4.55%	06/15/15	Baa1	3,050	2,803,810
Sr. Notes
6.125%	09/01/09	Baa1	197	200,761

				3,004,571

Industrial Conglomerates — 1.0%
General Electric Capital Corp.,
Notes
6.75%	03/15/32	Aaa	2,250	2,549,322
7.375%	01/19/10	Aaa	2,500	2,650,335
Unsec’d. Notes
6.00%	06/15/12	Aaa	2,350	2,441,730

				7,641,387

Insurance — 0.3%
Metlife, Inc., Sr. Notes
5.70%	06/15/35	A2	2,350	2,258,984

Media — 1.5%
AOL Time Warner, Inc., Gtd. Notes
7.70%	05/01/32	Baa2	3,350	3,798,029
Comcast Cable Communications Holdings, Inc., Notes
6.20%	11/15/08	Baa2	700	710,568
Comcast Corp., Gtd. Notes
5.90%	03/15/16	Baa2	400	406,932
6.45%	03/15/37	Baa2	2,500	2,502,850
Time Warner, Inc., Debs.
8.375%	03/15/23	Baa2	3,600	4,255,445

				11,673,824

Multi-Utilities — 1.5%
Dominion Resources, Inc., Notes
8.125%	06/15/10	Baa2	1,430	1,557,550
Dominion Resources, Inc., Sr. Unsec’d. Notes
5.15%	07/15/15	Baa1	2,600	2,531,475
5.95%	06/15/35	Baa2	200	194,367
Duke Energy Corp., First Mortgage
3.75%	03/05/08	A2	200	197,215
Pacific Gas & Electric, Unsec’d. Notes
3.60%	03/01/09	Baa1	3,550	3,455,584
6.05%	03/01/34	Baa1	2,600	2,606,362
Virginia Electric Power Series B, Sr. Unsec’d. Notes
6.00%	01/15/36	Baa1	1,000	997,035

				11,539,588

Oil, Gas & Consumable Fuels — 0.8%
Centerpoint Energy Resourse, Sr. Notes
7.875%	04/01/13	Baa3	1,020	1,136,736
Conoco, Inc., Sr. Notes
6.95%	04/15/29	A1	2,350	2,664,592
ConocoPhillips, Notes
8.75%	05/25/10	A1	2,500	2,774,913

				6,576,241

Paper & Forest Products — 0.5%
Weyerhaeuser Co.,
Debs.
7.375%	03/15/32	Baa2	1,800	1,885,639
Notes
6.75%	03/15/12	Baa2	1,900	1,995,807

				3,881,446

Pharmaceuticals — 0.3%
Abbott Laboratories, Notes
5.875%	05/15/16	A1	2,650	2,741,417

Specialty Retail — 0.1%
Home Depot, Inc., Sr. Unsec’d. Notes
5.20%	03/01/11	Aa3	1,150	1,148,801

TOTAL CORPORATE BONDS (cost $150,126,365)				150,684,503

TOTAL LONG-TERM INVESTMENTS (cost $747,297,721)				771,925,325

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund -Taxable Money Market Series (cost $14,834,566)(w)			14,834,566	14,834,566

TOTAL INVESTMENTS — 100.7% (cost $762,132,287)				786,759,891
Liabilities in excess of other assets — (0.7)%				(5,233,239)

NET ASSETS — 100.0%				$781,526,652

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by American Skandia Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Portfolio’s, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding each fund is available in the respective fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Skandia Trust

By (Signature and Title)*	/s/Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date   May 23, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David R. Odenath

David R. Odenath
President and Principal Executive Officer

Date     May 23, 2007

By (Signature and Title)*	/s/Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date     May 23, 2007

*          Print the name and title of each signing officer under his or her signature.